UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Allspring Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 11 of its series:

Allspring Bloomberg US Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio, Allspring High Yield Corporate Bond Portfolio, Allspring Investment Grade Corporate Bond Portfolio, Allspring Strategic Retirement Bond Portfolio and Allspring U.S. REIT Portfolio.

Date of reporting period: February 28, 2022

ITEM 1. REPORT TO STOCKHOLDERS

Annual Report
February 28, 2022
Allspring Bloomberg US
Aggregate ex-Corporate Portfolio

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  1

Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

2  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

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Portfolio information (unaudited)
Investment objective	The Portfolio seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index†, before fees and expenses.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Manjunath Boraiah, Christopher Y. Kauffman, CFA®‡, Janet S. Rilling, CFA®‡, CPA, Michal Stanczyk
Ten largest holdings (%) as of February 28, 2022[1]
FNMA, 2.00%, 3-14-2052	7.93
FNMA, 2.50%, 11-25-2051	3.77
U.S. Treasury Note, 2.25%, 11-15-2025	1.97
GNMA, 2.00%, 3-21-2052	1.80
U.S. Treasury Bond, 3.00%, 5-15-2047	1.69
GNMA, 2.50%, 3-21-2052	1.57
FHLMC, 3.00%, 2-1-2047	1.31
FNMA, 2.00%, 3-17-2037	1.28
U.S. Treasury Bond, 5.50%, 8-15-2028	1.19
U.S. Treasury Note, 1.63%, 2-15-2026	1.16
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of February 28, 2022[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. These amounts are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
†	The Bloomberg U.S. Aggregate ex-Corporate Index is a broad-based benchmark that includes Treasuries, government-related securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). You cannot invest directly in an index.

4  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Agency securities: 39.65%
FFCB	0.13%	4-13-2023	$510,000	$ 503,781
FFCB	0.30	3-28-2024	100,000	97,697
FFCB	0.48	9-3-2024	70,000	68,006
FFCB	0.57	7-2-2024	180,000	175,473
FFCB	1.55	7-26-2030	700,000	649,743
FHLB	1.50	8-15-2024	10,000	9,986
FHLB	2.13	3-10-2023	980,000	990,079
FHLB	2.13	6-9-2023	70,000	70,730
FHLB	2.75	12-13-2024	10,000	10,297
FHLB	2.88	6-14-2024	430,000	442,339
FHLB	2.88	9-13-2024	60,000	61,932
FHLB	3.00	3-10-2028	10,000	10,588
FHLB	3.38	9-8-2023	30,000	30,912
FHLB	5.63	3-14-2036	10,000	13,827
FHLMC	0.25	11-6-2023	650,000	637,549
FHLMC	0.32	11-24-2023	50,000	49,101
FHLMC	0.62	12-1-2025	900,000	867,083
FHLMC	1.50	11-1-2035	895,022	872,095
FHLMC ##	2.50	3-1-2032	1,793,508	1,820,604
FHLMC	2.50	2-1-2035	648,106	656,743
FHLMC	2.75	6-19-2023	220,000	224,217
FHLMC	3.00	2-1-2047	6,837,498	7,002,216
FHLMC	3.00	3-1-2048	49,628	50,543
FHLMC	3.00	6-1-2050	981,032	995,581
FHLMC	3.00	7-1-2050	2,286,159	2,329,724
FHLMC	3.00	8-1-2050	1,122,844	1,144,688
FHLMC	3.50	2-1-2044	5,732,273	6,033,805
FHLMC	3.50	4-1-2045	241,873	253,972
FHLMC ##	3.50	8-1-2047	2,018,397	2,099,358
FHLMC	5.50	7-15-2036	180,000	248,720
FHLMC	6.00	7-1-2040	1,360,048	1,555,037
FHLMC	6.75	3-15-2031	330,000	454,906
FHLMC Series K029 Class A2 ±±	3.32	2-25-2023	527,012	535,502
FHLMC Series K030 Class A2 ±±	3.25	4-25-2023	302,288	307,256
FHLMC Series K032 Class A2 ±±	3.31	5-25-2023	50,000	50,990
FHLMC Series K034 Class A2 ±±	3.53	7-25-2023	60,000	61,415
FHLMC Series K035 Class A2 ±±	3.46	8-25-2023	55,000	56,337
FHLMC Series K048 Class A2 ±±	3.28	6-25-2025	215,000	223,418
FHLMC Series K062 Class A2	3.41	12-25-2026	750,000	793,750
FHLMC Series K063 Class A2 ±±	3.43	1-25-2027	45,000	47,596
FHLMC Series K070 Class A2 ±±	3.30	11-25-2027	425,000	449,194
FHLMC Series K152 Class A1	2.83	5-25-2030	288,488	298,674
FHLMC Series K152 Class A2	3.08	1-25-2031	125,000	131,456
FHLMC Series K153 Class A3 ±±	3.12	10-25-2031	70,000	74,851
FHLMC Series K155 Class A3	3.75	4-25-2033	40,000	44,380
FNMA	0.25	5-22-2023	330,000	326,222
FNMA	0.25	7-10-2023	390,000	384,598
FNMA	0.35	8-18-2023	210,000	207,207
FNMA	0.38	7-21-2025	400,000	382,344
FNMA	0.50	11-7-2025	280,000	267,143
FNMA	0.63	4-22-2025	650,000	628,855
FNMA %%	1.50	3-17-2037	4,155,000	4,043,010
FNMA %%	1.50	3-14-2052	5,650,000	5,240,154
FNMA %%	2.00	3-17-2037	6,910,000	6,858,715
The accompanying notes are an integral part of these financial statements.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  5

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	2.00%	1-1-2041	$843,929	$ 822,344
FNMA	2.00	2-1-2042	2,008,800	1,956,182
FNMA %%	2.00	3-14-2052	44,210,000	42,407,061
FNMA	2.13	4-24-2026	180,000	182,399
FNMA	2.50	12-1-2027	336,542	341,320
FNMA	2.50	9-1-2031	1,188,010	1,206,024
FNMA	2.50	2-1-2035	849,272	860,595
FNMA	2.50	11-1-2050	3,424,758	3,391,480
FNMA %%	2.50	11-25-2051	20,435,000	20,161,203
FNMA	3.00	12-1-2026	1,276,258	1,311,037
FNMA	3.00	12-1-2030	276,606	285,501
FNMA	3.00	7-1-2032	1,364,672	1,408,430
FNMA	3.00	1-1-2034	200,675	206,951
FNMA	3.00	8-1-2036	103,860	106,306
FNMA	3.00	2-1-2037	1,737,561	1,782,297
FNMA	3.00	8-1-2043	1,235,599	1,272,257
FNMA	3.00	11-1-2046	1,399,218	1,440,871
FNMA	3.00	12-1-2047	704,937	717,512
FNMA	3.00	9-1-2050	4,669,799	4,753,812
FNMA	3.50	4-1-2034	1,712,414	1,776,205
FNMA	3.50	1-1-2035	94,036	98,067
FNMA	3.50	3-1-2036	987,479	1,029,646
FNMA	3.50	4-1-2037	437,223	450,481
FNMA	3.50	6-1-2042	273,775	287,904
FNMA	3.50	7-1-2042	404,227	425,104
FNMA	3.50	9-1-2043	890,616	936,723
FNMA	3.50	3-1-2048	267,794	277,420
FNMA %%	3.50	3-14-2052	1,750,000	1,802,227
FNMA	4.00	6-1-2042	4,553,306	4,880,062
FNMA	4.00	6-1-2042	335,446	358,006
FNMA	4.00	8-1-2043	2,000,659	2,138,862
FNMA	4.00	12-1-2047	1,274,235	1,339,552
FNMA	4.00	2-1-2048	1,570,830	1,693,323
FNMA	4.00	6-1-2048	294,099	308,317
FNMA	4.00	8-1-2048	199,921	209,020
FNMA	4.00	2-1-2050	519,238	543,092
FNMA	4.50	5-1-2040	189,778	206,087
FNMA	4.50	9-1-2040	4,304,367	4,673,237
FNMA	4.50	2-1-2047	1,392,158	1,488,977
FNMA	4.50	4-1-2048	401,419	427,635
FNMA	4.50	8-1-2048	23,206	24,527
FNMA	5.00	1-1-2042	157,697	175,304
FNMA	5.00	6-1-2045	723,310	804,966
FNMA	5.00	7-1-2045	959,435	1,061,596
FNMA	5.50	9-1-2040	1,385,192	1,560,159
FNMA	6.00	5-1-2041	82,472	94,280
FNMA	6.21	8-6-2038	60,000	91,220
FNMA	6.25	5-15-2029	100,000	128,567
FNMA	7.13	1-15-2030	250,000	343,153
FNMA	7.25	5-15-2030	380,000	532,936
FNMA Series 2016-M5 Class A2	2.47	4-25-2026	220,000	221,507
FNMA Series 2016-M7 Class A2	2.50	9-25-2026	109,940	109,173
FNMA Series 2017-M1 Class A2 ±±	2.42	10-25-2026	231,677	234,267
FNMA Series 2017-M11 Class A2	2.98	8-25-2029	1,370,000	1,434,189
FNMA Series 2017-M5 Class A2 ±±	3.12	4-25-2029	65,356	69,036
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2018-M1 Class A2 ±±	2.99%	12-25-2027	$687,342	$ 712,639
FNMA Series 2018-M13 Class A2 ±±	3.71	9-25-2030	87,887	96,975
FNMA Series 2019-M4 Class A2	3.61	2-25-2031	1,770,000	1,933,687
FNMA Series 2019-M7 Class A2	3.14	4-25-2029	225,000	238,100
FNMA Series 2020 M1 Class A2	2.44	10-25-2029	1,100,000	1,116,272
GNMA %%	2.00	3-21-2052	9,855,000	9,634,802
GNMA %%	2.50	3-21-2052	8,390,000	8,383,118
GNMA	3.00	4-20-2045	2,503,062	2,569,874
GNMA	3.00	11-20-2045	202,490	207,889
GNMA	3.00	3-20-2046	429,809	441,261
GNMA	3.00	12-20-2049	832,029	847,294
GNMA	3.00	10-20-2050	4,584,982	4,674,057
GNMA	3.50	2-20-2045	5,229,608	5,497,160
GNMA	3.50	6-20-2045	835,492	876,994
GNMA	3.50	11-20-2045	959,133	1,008,012
GNMA	3.50	7-20-2047	214,076	223,017
GNMA	3.50	5-20-2048	59,811	62,310
GNMA	4.00	7-20-2044	1,094,077	1,170,677
GNMA	4.00	8-20-2044	545,936	584,155
GNMA	4.00	9-20-2044	1,115,915	1,194,030
GNMA	4.00	12-20-2047	1,319,265	1,391,445
TVA	2.88	2-1-2027	35,000	36,705
TVA	4.63	9-15-2060	55,000	77,323
TVA	4.65	6-15-2035	9,000	11,110
TVA	5.38	4-1-2056	140,000	219,340
TVA	5.50	6-15-2038	30,000	41,983
TVA	5.88	4-1-2036	80,000	112,826
TVA	6.75	11-1-2025	120,000	141,261
Total Agency securities (Cost $212,842,623)				212,197,124
Asset-backed securities: 0.27%
Capital One Multi-Asset Execution Trust Series 2017-A3 Class A3	2.43	1-15-2025	110,000	110,093
CarMax Auto Owner Trust Series 2018-3 Class D	3.91	1-15-2025	80,000	80,995
CenterPoint Energy Transition Restoration Bond Company LLC	4.24	8-15-2023	14,559	14,670
Chase Issuance Trust Series 2012-A7 Class A7	2.16	9-15-2024	205,000	206,368
Citibank Credit Card Issuance Trust Series 2018-A3 Class A3	3.29	5-23-2025	180,000	184,079
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7	3.96	10-13-2030	130,000	144,089
Ford Credit Floorplan Master Owner Trust Series 2017-3 Class A	2.48	9-15-2024	50,000	50,340
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A	3.17	3-15-2025	100,000	100,685
Ford Credit Floorplan Master Owner Trust Series 2019-2 Class A	3.06	4-15-2026	65,000	66,572
Nissan Auto Receivables Owner Trust Series 2018-B Class A4	3.16	12-16-2024	195,000	196,488
Nissan Auto Receivables Owner Trust Series 2018-C Class A4	3.27	6-16-2025	155,000	157,055
The accompanying notes are an integral part of these financial statements.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  7

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Synchrony Credit Card Master Note Trust Series 2018-2 Class A	3.47%	5-15-2026	$105,000	$ 107,418
World Omni Auto Receivables Trust Series 2018-D Class A4	3.44	12-16-2024	28,000	28,427
Total Asset-backed securities (Cost $1,434,832)				1,447,279
Municipal obligations: 0.85%
California: 0.27%
Education revenue: 0.02%
California Series B	3.90	11-1-2047	15,000	16,877
University of California Series AD	4.86	5-15-2112	70,000	92,891
				109,768
GO revenue: 0.16%
California Build America Bonds Taxable Various Purpose	1.75	11-1-2030	110,000	103,222
California Build America Bonds Taxable Various Purpose	7.35	11-1-2039	70,000	104,247
California Build America Bonds Taxable Various Purpose	7.50	4-1-2034	100,000	146,020
California Build America Bonds Taxable Various Purpose	7.55	4-1-2039	170,000	267,385
California Build America Bonds Taxable Various Purpose	7.60	11-1-2040	15,000	24,006
Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049	5,000	7,944
Los Angeles CA Unified School District Build America Bonds	5.75	7-1-2034	15,000	18,861
Los Angeles CA Unified School District Build America Bonds	5.76	7-1-2029	60,000	70,739
Los Angeles CA Unified School District Build America Bonds	6.76	7-1-2034	80,000	107,625
				850,049
Transportation revenue: 0.05%
Bay Area CA Toll Authority Series 1	6.26	4-1-2049	100,000	152,057
Bay Area CA Toll Authority Series 1	6.92	4-1-2040	15,000	21,593
Bay Area CA Toll Authority Series 1	7.04	4-1-2050	60,000	97,898
				271,548
Utilities revenue: 0.04%
Los Angeles CA Department of Water & Power Build America Bonds Series A	5.72	7-1-2039	100,000	136,031
Los Angeles CA Department of Water & Power Build America Bonds Series D	6.57	7-1-2045	55,000	84,812
				220,843
Florida: 0.04%
Miscellaneous revenue: 0.04%
Florida Board of Administrative Finance	2.15	7-1-2030	200,000	194,118
Georgia: 0.00%
Utilities revenue: 0.00%
Municipal Electric Authority of Georgia Build America Bonds	7.06	4-1-2057	10,000	14,050
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Illinois: 0.07%
GO revenue: 0.01%
Illinois Taxable Pension	5.10%	6-1-2033	$50,000	$ 55,161
Miscellaneous revenue: 0.01%
Illinois Build America Bonds Series 3	6.73	4-1-2035	45,000	53,216
Tax revenue: 0.05%
Chicago IL Transit Authority Series B	6.90	12-1-2040	210,000	281,665
Kansas: 0.00%
Miscellaneous revenue: 0.00%
Kansas Development Finance Authority Series H	4.93	4-15-2045	5,000	6,237
Massachusetts: 0.03%
GO revenue: 0.03%
Massachusetts Build America Bonds Series A	4.91	5-1-2029	130,000	150,588
Massachusetts Build America Bonds Series D	4.50	8-1-2031	5,000	5,733
				156,321
New Jersey: 0.06%
Miscellaneous revenue: 0.02%
New Jersey EDA Series A (NPFGC Insured)	7.43	2-15-2029	95,000	116,050
Transportation revenue: 0.04%
New Jersey Transportation Trust	6.56	12-15-2040	60,000	82,195
New Jersey Turnpike Authority Build America Bonds Series A	7.10	1-1-2041	70,000	105,499
				187,694
New York: 0.17%
Airport revenue: 0.08%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	190,000	227,824
Port Authority of New York & New Jersey Consolidated Bonds Series 201	4.23	10-15-2057	100,000	114,371
Port Authority of New York & New Jersey Consolidated Bonds Series 210	4.03	9-1-2048	50,000	54,580
				396,775
Tax revenue: 0.09%
New York Metropolitan Transportation Authority Dedicated Tax Fund Build America Bonds	7.34	11-15-2039	140,000	214,227
New York NY Transitional Finance Authority Build America Bonds Subseries B-1	5.57	11-1-2038	130,000	161,369
New York NY Transitional Finance Authority Build America Bonds Subseries C-2	5.77	8-1-2036	100,000	120,707
				496,303
Water & sewer revenue: 0.00%
New York NY Municipal Water Finance Authority Series AA	5.44	6-15-2043	10,000	13,541
The accompanying notes are an integral part of these financial statements.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  9

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Ohio: 0.04%
Education revenue: 0.00%
Ohio State University Build America Bonds	4.91%	6-1-2040	$5,000	$ 6,362
Utilities revenue: 0.04%
American Municipal Power Ohio Incorporated Build America Bonds	5.94	2-15-2047	150,000	209,781
Oregon: 0.03%
Tax revenue: 0.03%
Oregon Department of Transportation Build America Bonds Series A	5.83	11-15-2034	50,000	66,151
Oregon Taxable Pension	5.76	6-1-2023	75,549	78,096
				144,247
Pennsylvania: 0.00%
Transportation revenue: 0.00%
Pennsylvania Turnpike Commission Series B	5.51	12-1-2045	5,000	6,740
Texas: 0.13%
Airport revenue: 0.03%
Dallas Fort Worth TX International Airport Refunding Bonds Series 2021C	2.84	11-1-2046	170,000	161,454
GO revenue: 0.02%
Texas Transportation Commission	2.56	4-1-2042	90,000	81,867
Transportation revenue: 0.06%
Grand Parkway Transportation Corporation Series 2013E	5.18	10-1-2042	50,000	63,131
Northern Texas Tollway Authority	3.01	1-1-2043	200,000	192,593
Texas Private Activity Bond North Tarrant Express Managed Lanes Project Series B	3.92	12-31-2049	50,000	50,174
				305,898
Utilities revenue: 0.02%
San Antonio TX Electric and Gas Revenue	4.43	2-1-2042	110,000	128,313
Wisconsin: 0.01%
Tax revenue: 0.01%
Wisconsin General Fund Annual Appropriations Series C	3.15	5-1-2027	80,000	84,538
Total Municipal obligations (Cost $4,434,555)				4,552,539
Non-agency mortgage-backed securities: 1.10%
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	25,000	25,531
Benchmark Mortgage Trust Series 2018-B6 Class A4	4.26	10-10-2051	135,000	146,430
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	20,000	20,867
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	55,000	55,717
Citigroup Commercial Mortgage Trust Series 2016 GC37 Class B	4.23	4-10-2049	110,000	110,578
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B ±±	4.75	2-10-2049	40,000	41,254
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class C ±±	4.75	2-10-2049	95,000	94,287
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4	2.90%	7-10-2049	$135,000	$ 136,172
Citigroup Commercial Mortgage Trust Series 2017-P8 Class AS ±±	3.79	9-15-2050	300,000	312,034
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4	4.41	11-10-2051	520,000	567,478
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	60,000	60,249
Commercial Mortgage Trust Series 2014 UBS5 Class C ±±	4.61	9-10-2047	195,000	194,142
Commercial Mortgage Trust Series 2014-UBS6 Class C ±±	4.44	12-10-2047	60,000	59,605
Commercial Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	60,000	60,260
Commercial Mortgage Trust Series 2016-COR1 Class C ±±	4.33	10-10-2049	65,000	65,667
Commercial Mortgage Trust Series 2016-CR28 Class A4	3.76	2-10-2049	215,000	222,880
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ9 Class AS	3.12	11-10-2045	40,000	40,231
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	265,000	271,508
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class B ±±	4.89	1-10-2047	80,000	78,441
Goldman Sachs Mortgage Securities Trust Series 2014-GC26 Class A5	3.63	11-10-2047	340,000	349,043
Goldman Sachs Mortgage Securities Trust Series 2018-GS10 Class AAB ±±	4.11	7-10-2051	180,000	189,936
Goldman Sachs Mortgage Securities Trust Series 2018-GS9 Class A4 ±±	3.99	3-10-2051	140,000	148,033
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C15 Class A4	4.10	11-15-2045	10,673	10,883
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class A4	3.61	5-15-2048	200,000	205,328
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C31 Class A3	3.80	8-15-2048	190,577	196,833
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class AS ±±	4.35	8-15-2046	360,000	355,169
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8 Class A4	3.13	12-15-2048	50,000	50,321
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31	4-15-2048	60,000	60,985
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class ASB	3.04	4-15-2048	622,986	629,389
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class B ±±	3.88	4-15-2048	285,000	283,312
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 Class A4	3.73	5-15-2048	400,000	413,802
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B ±±	3.31	9-15-2049	425,000	410,102
Total Non-agency mortgage-backed securities (Cost $5,909,175)				5,866,467
U.S. Treasury securities: 52.76%
U.S. Treasury Bond	1.13	5-15-2040	840,000	698,578
U.S. Treasury Bond	1.13	8-15-2040	1,885,000	1,561,752
U.S. Treasury Bond	1.25	5-15-2050	2,355,000	1,878,664
U.S. Treasury Bond	1.38	11-15-2040	1,350,000	1,167,328
U.S. Treasury Bond	1.38	8-15-2050	2,030,000	1,671,182
U.S. Treasury Bond	1.63	11-15-2050	2,975,000	2,606,611
The accompanying notes are an integral part of these financial statements.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  11

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	1.75%	8-15-2041	$3,105,000	$ 2,845,927
U.S. Treasury Bond	1.88	2-15-2041	315,000	296,125
U.S. Treasury Bond	1.88	2-15-2051	2,065,000	1,922,386
U.S. Treasury Bond	2.00	2-15-2050	2,515,000	2,408,407
U.S. Treasury Bond	2.25	8-15-2046	390,000	385,902
U.S. Treasury Bond	2.25	8-15-2049	1,725,000	1,739,353
U.S. Treasury Bond	2.38	11-15-2049	1,660,000	1,721,213
U.S. Treasury Bond	2.50	2-15-2045	555,000	572,972
U.S. Treasury Bond	2.50	2-15-2046	100,000	103,559
U.S. Treasury Bond	2.50	5-15-2046	200,000	207,125
U.S. Treasury Bond	2.75	8-15-2042	3,085,000	3,322,039
U.S. Treasury Bond	2.75	11-15-2042	1,770,000	1,904,824
U.S. Treasury Bond	2.75	8-15-2047	270,000	295,545
U.S. Treasury Bond	2.75	11-15-2047	270,000	296,009
U.S. Treasury Bond	2.88	5-15-2043	605,000	663,279
U.S. Treasury Bond	2.88	8-15-2045	265,000	292,328
U.S. Treasury Bond	2.88	11-15-2046	265,000	294,088
U.S. Treasury Bond	3.00	5-15-2042	145,000	162,411
U.S. Treasury Bond	3.00	11-15-2044	265,000	297,390
U.S. Treasury Bond	3.00	5-15-2045	105,000	118,027
U.S. Treasury Bond	3.00	11-15-2045	35,000	39,475
U.S. Treasury Bond	3.00	2-15-2047	310,000	352,092
U.S. Treasury Bond	3.00	5-15-2047	7,931,000	9,031,736
U.S. Treasury Bond	3.00	2-15-2048	435,000	500,437
U.S. Treasury Bond	3.00	2-15-2049	320,000	371,363
U.S. Treasury Bond	3.13	11-15-2041	1,090,000	1,241,450
U.S. Treasury Bond	3.13	2-15-2042	2,055,000	2,344,867
U.S. Treasury Bond	3.13	2-15-2043	475,000	540,813
U.S. Treasury Bond	3.13	8-15-2044	110,000	125,787
U.S. Treasury Bond	3.13	5-15-2048	250,000	294,658
U.S. Treasury Bond	3.38	5-15-2044	20,000	23,742
U.S. Treasury Bond	3.50	2-15-2039	15,000	18,046
U.S. Treasury Bond	3.63	8-15-2043	110,000	134,853
U.S. Treasury Bond	3.63	2-15-2044	35,000	42,998
U.S. Treasury Bond	3.75	8-15-2041	35,000	43,373
U.S. Treasury Bond	3.75	11-15-2043	350,000	437,295
U.S. Treasury Bond	3.88	8-15-2040	1,040,000	1,306,013
U.S. Treasury Bond	4.25	11-15-2040	480,000	630,619
U.S. Treasury Bond	4.38	5-15-2040	800,000	1,069,156
U.S. Treasury Bond	4.38	5-15-2041	1,905,000	2,549,128
U.S. Treasury Bond	4.50	8-15-2039	550,000	745,186
U.S. Treasury Bond	4.75	2-15-2041	120,000	167,517
U.S. Treasury Bond	5.38	2-15-2031	447,000	579,441
U.S. Treasury Bond	5.50	8-15-2028	5,200,000	6,364,719
U.S. Treasury Bond	6.13	11-15-2027	245,000	302,862
U.S. Treasury Bond	6.38	8-15-2027	50,000	61,994
U.S. Treasury Bond	6.88	8-15-2025	335,000	393,834
U.S. Treasury Note	0.13	5-15-2023	2,815,000	2,779,263
U.S. Treasury Note	0.13	7-15-2023	545,000	536,612
U.S. Treasury Note	0.13	8-15-2023	3,190,000	3,135,296
U.S. Treasury Note	0.13	9-15-2023	2,855,000	2,802,249
U.S. Treasury Note	0.25	4-15-2023	1,475,000	1,459,731
U.S. Treasury Note	0.25	6-15-2023	2,925,000	2,888,438
U.S. Treasury Note	0.25	11-15-2023	3,105,000	3,044,719
U.S. Treasury Note	0.25	6-15-2024	2,360,000	2,291,044
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	0.25%	5-31-2025	$1,790,000	$ 1,709,170
U.S. Treasury Note	0.25	6-30-2025	1,295,000	1,234,550
U.S. Treasury Note	0.25	7-31-2025	3,000,000	2,856,797
U.S. Treasury Note	0.25	8-31-2025	3,980,000	3,782,710
U.S. Treasury Note	0.25	9-30-2025	1,370,000	1,300,323
U.S. Treasury Note	0.25	10-31-2025	1,905,000	1,805,657
U.S. Treasury Note	0.38	9-15-2024	2,750,000	2,666,748
U.S. Treasury Note	0.38	12-31-2025	2,315,000	2,199,973
U.S. Treasury Note	0.38	7-31-2027	1,860,000	1,726,821
U.S. Treasury Note	0.38	9-30-2027	2,000,000	1,850,938
U.S. Treasury Note	0.50	3-15-2023	2,915,000	2,896,440
U.S. Treasury Note	0.50	3-31-2025	1,675,000	1,617,095
U.S. Treasury Note	0.50	2-28-2026	460,000	438,060
U.S. Treasury Note	0.50	5-31-2027	1,645,000	1,541,031
U.S. Treasury Note	0.50	6-30-2027	2,225,000	2,082,113
U.S. Treasury Note	0.50	8-31-2027	815,000	760,433
U.S. Treasury Note	0.63	7-31-2026	3,145,000	2,994,875
U.S. Treasury Note	0.63	11-30-2027	2,840,000	2,658,395
U.S. Treasury Note	0.63	12-31-2027	2,145,000	2,006,329
U.S. Treasury Note	0.63	5-15-2030	2,675,000	2,430,906
U.S. Treasury Note	0.63	8-15-2030	3,160,000	2,863,627
U.S. Treasury Note	0.75	11-15-2024	3,010,000	2,940,629
U.S. Treasury Note	0.75	3-31-2026	2,535,000	2,436,472
U.S. Treasury Note	0.75	4-30-2026	2,060,000	1,977,761
U.S. Treasury Note	0.75	5-31-2026	2,860,000	2,743,366
U.S. Treasury Note	0.75	8-31-2026	3,085,000	2,952,200
U.S. Treasury Note	0.75	1-31-2028	1,615,000	1,519,677
U.S. Treasury Note	0.88	6-30-2026	1,925,000	1,855,144
U.S. Treasury Note	0.88	11-15-2030	3,240,000	2,993,077
U.S. Treasury Note	1.00	7-31-2028	2,885,000	2,741,313
U.S. Treasury Note	1.13	2-28-2025	1,855,000	1,827,175
U.S. Treasury Note	1.13	8-31-2028	3,010,000	2,880,664
U.S. Treasury Note	1.13	2-15-2031	3,135,000	2,953,635
U.S. Treasury Note	1.25	7-31-2023	630,000	629,705
U.S. Treasury Note	1.25	8-31-2024	1,610,000	1,597,045
U.S. Treasury Note	1.25	3-31-2028	3,080,000	2,981,584
U.S. Treasury Note	1.25	6-30-2028	3,025,000	2,921,725
U.S. Treasury Note	1.25	8-15-2031	3,115,000	2,957,790
U.S. Treasury Note	1.38	6-30-2023	4,245,000	4,251,633
U.S. Treasury Note	1.38	8-31-2023	725,000	725,368
U.S. Treasury Note	1.38	9-30-2023	6,135,000	6,137,157
U.S. Treasury Note	1.38	8-31-2026	2,175,000	2,139,826
U.S. Treasury Note	1.38	10-31-2028	1,720,000	1,670,617
U.S. Treasury Note	1.38	11-15-2031	1,290,000	1,236,586
U.S. Treasury Note	1.50	2-28-2023	395,000	396,512
U.S. Treasury Note	1.50	3-31-2023	1,755,000	1,761,650
U.S. Treasury Note	1.50	9-30-2024	3,215,000	3,206,963
U.S. Treasury Note	1.50	10-31-2024	225,000	224,376
U.S. Treasury Note	1.50	8-15-2026	545,000	539,209
U.S. Treasury Note	1.50	1-31-2027	755,000	746,093
U.S. Treasury Note	1.50	11-30-2028	4,935,000	4,831,673
U.S. Treasury Note	1.50	2-15-2030	2,090,000	2,041,505
U.S. Treasury Note	1.63	4-30-2023	280,000	281,378
U.S. Treasury Note	1.63	5-31-2023	3,090,000	3,105,450
U.S. Treasury Note	1.63	10-31-2023	2,540,000	2,549,624
The accompanying notes are an integral part of these financial statements.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  13

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.63%	2-15-2026	$6,240,000	$ 6,212,700
U.S. Treasury Note	1.63	5-15-2026	2,720,000	2,706,294
U.S. Treasury Note	1.63	9-30-2026	1,395,000	1,387,262
U.S. Treasury Note	1.63	10-31-2026	915,000	909,960
U.S. Treasury Note	1.63	8-15-2029	1,945,000	1,920,536
U.S. Treasury Note	1.63	5-15-2031	3,040,000	2,987,156
U.S. Treasury Note	1.75	5-15-2023	410,000	412,675
U.S. Treasury Note	1.75	6-30-2024	3,510,000	3,526,453
U.S. Treasury Note	1.75	11-15-2029	830,000	827,309
U.S. Treasury Note	1.88	8-31-2024	3,290,000	3,314,289
U.S. Treasury Note	2.00	6-30-2024	1,986,000	2,006,869
U.S. Treasury Note	2.00	2-15-2025	340,000	343,533
U.S. Treasury Note	2.00	8-15-2025	2,495,000	2,519,463
U.S. Treasury Note	2.00	8-15-2051	2,940,000	2,820,103
U.S. Treasury Note	2.13	11-30-2023	750,000	759,082
U.S. Treasury Note	2.13	9-30-2024	3,270,000	3,313,941
U.S. Treasury Note	2.13	11-30-2024	995,000	1,008,409
U.S. Treasury Note	2.13	5-15-2025	880,000	892,238
U.S. Treasury Note	2.25	12-31-2023	15,000	15,219
U.S. Treasury Note	2.25	4-30-2024	605,000	614,406
U.S. Treasury Note	2.25	10-31-2024	2,035,000	2,069,341
U.S. Treasury Note	2.25	11-15-2024	640,000	650,900
U.S. Treasury Note	2.25	12-31-2024	1,485,000	1,511,046
U.S. Treasury Note	2.25	11-15-2025	10,340,000	10,536,693
U.S. Treasury Note	2.25	2-15-2027	1,065,000	1,090,127
U.S. Treasury Note	2.25	11-15-2027	20,000	20,492
U.S. Treasury Note	2.25	5-15-2041	300,000	299,051
U.S. Treasury Note	2.38	8-15-2024	490,000	499,379
U.S. Treasury Note	2.38	5-15-2027	2,493,000	2,568,472
U.S. Treasury Note	2.38	5-15-2029	100,000	103,738
U.S. Treasury Note	2.38	5-15-2051	1,920,000	2,001,975
U.S. Treasury Note	2.50	8-15-2023	270,000	274,672
U.S. Treasury Note	2.50	5-15-2024	1,150,000	1,174,123
U.S. Treasury Note	2.50	1-31-2025	1,670,000	1,711,163
U.S. Treasury Note	2.50	2-28-2026	800,000	823,375
U.S. Treasury Note	2.63	12-31-2025	95,000	98,184
U.S. Treasury Note	2.63	2-15-2029	3,060,000	3,220,411
U.S. Treasury Note	2.75	11-15-2023	2,040,000	2,086,298
U.S. Treasury Note	2.75	2-28-2025	90,000	92,883
U.S. Treasury Note	2.75	6-30-2025	1,270,000	1,313,656
U.S. Treasury Note	2.75	2-15-2028	2,685,000	2,829,633
U.S. Treasury Note	2.88	11-30-2025	1,145,000	1,192,813
U.S. Treasury Note	2.88	5-15-2028	2,295,000	2,437,362
U.S. Treasury Note	2.88	8-15-2028	2,510,000	2,670,699
U.S. Treasury Note	3.13	11-15-2028	1,910,000	2,065,859
U.S. Treasury Note	6.00	2-15-2026	450,000	524,707
U.S. Treasury Note	6.50	11-15-2026	745,000	904,884
U.S. Treasury Note	7.50	11-15-2024	695,000	805,033
Total U.S. Treasury securities (Cost $287,134,974)				282,336,269
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 2.72%
Energy: 0.12%
Oil, gas & consumable fuels: 0.12%
Equinor ASA	1.75%	1-22-2026	$330,000	$ 323,611
Equinor ASA	3.00	4-6-2027	150,000	153,839
Equinor ASA	3.63	4-6-2040	40,000	41,143
Equinor ASA	4.25	11-23-2041	130,000	143,737
				662,330
Financials: 2.60%
Banks: 2.60%
African Development Bank	0.75	4-3-2023	410,000	407,890
Asian Development Bank	0.25	7-14-2023	160,000	157,693
Asian Development Bank	0.25	10-6-2023	580,000	569,500
Asian Development Bank	0.38	9-3-2025	200,000	190,326
Asian Development Bank	1.50	10-18-2024	360,000	358,699
Asian Development Bank	1.75	9-19-2029	160,000	157,863
Asian Development Bank	1.88	1-24-2030	110,000	109,301
Asian Development Bank	2.00	4-24-2026	60,000	60,335
Asian Development Bank	2.13	3-19-2025	60,000	60,719
Asian Development Bank	2.63	1-12-2027	180,000	186,474
Asian Development Bank	5.82	6-16-2028	10,000	12,261
Asian Development Bank	6.22	8-15-2027	80,000	96,255
Asian Infrastructure Investment Bank	0.50	5-28-2025	350,000	335,699
European Bank for Reconstruction & Development	0.50	5-19-2025	430,000	412,571
European Investment Bank	0.25	9-15-2023	470,000	461,987
European Investment Bank	0.63	7-25-2025	160,000	153,968
European Investment Bank	0.88	5-17-2030	50,000	46,049
European Investment Bank	1.25	2-14-2031	440,000	416,143
European Investment Bank	1.88	2-10-2025	110,000	110,665
European Investment Bank	2.00	12-15-2022	100,000	100,742
European Investment Bank	2.25	6-24-2024	640,000	648,340
European Investment Bank	2.50	3-15-2023	200,000	202,632
European Investment Bank	3.25	1-29-2024	20,000	20,663
Inter-American Development Bank	0.88	4-20-2026	470,000	451,216
Inter-American Development Bank	1.13	7-20-2028	280,000	266,683
Inter-American Development Bank	1.75	3-14-2025	170,000	170,184
Inter-American Development Bank	2.00	6-2-2026	260,000	261,487
Inter-American Development Bank	2.13	1-15-2025	150,000	151,918
Inter-American Development Bank	2.38	7-7-2027	30,000	30,738
Inter-American Development Bank	3.13	9-18-2028	250,000	268,131
Inter-American Development Bank	4.38	1-24-2044	60,000	79,114
Inter-American Development Bank	7.00	6-15-2025	50,000	58,148
International Bank for Reconstruction & Development	0.38	7-28-2025	220,000	209,830
International Bank for Reconstruction & Development	0.50	10-28-2025	410,000	391,012
International Bank for Reconstruction & Development	0.75	8-26-2030	130,000	118,117
International Bank for Reconstruction & Development	1.50	8-28-2024	30,000	29,922
International Bank for Reconstruction & Development	1.63	11-3-2031	190,000	184,684
International Bank for Reconstruction & Development	1.88	6-19-2023	470,000	473,519
International Bank for Reconstruction & Development	2.50	3-19-2024	260,000	265,010
International Bank for Reconstruction & Development	2.50	7-29-2025	570,000	583,704
International Bank for Reconstruction & Development	2.50	11-22-2027	370,000	381,455
International Finance Corporation	1.38	10-16-2024	100,000	99,034
International Finance Corporation	2.13	4-7-2026	100,000	101,626
The accompanying notes are an integral part of these financial statements.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  15

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Banks (continued)
KfW ¤	0.00%	4-18-2036	$80,000	$ 59,096
KfW ¤	0.00	6-29-2037	50,000	35,873
KfW	0.50	9-20-2024	540,000	524,507
KfW	0.63	1-22-2026	640,000	610,956
KfW	0.75	9-30-2030	260,000	235,582
KfW	2.00	5-2-2025	40,000	40,330
KfW	2.88	4-3-2028	410,000	432,295
Korea Development Bank	3.38	9-16-2025	410,000	427,450
Landwirtschaftliche Rentenbank	1.75	7-27-2026	10,000	9,970
Landwirtschaftliche Rentenbank	2.00	1-13-2025	150,000	151,368
Landwirtschaftliche Rentenbank	3.13	11-14-2023	350,000	359,788
Nordic Investment Bank	0.38	9-11-2025	370,000	350,772
Oesterreichische Kontrollbank AG	2.88	3-13-2023	260,000	264,301
Swedish Export Credit ¤	0.00	5-11-2037	65,000	41,690
Swedish Export Credit	0.50	8-26-2025	510,000	487,292
				13,883,577
Total Yankee corporate bonds and notes (Cost $14,913,357)				14,545,907
Yankee government bonds: 2.00%
Canada Government	1.63	1-22-2025	235,000	234,540
Export Development Canada	2.63	2-21-2024	320,000	326,614
Export-Import Bank of Korea	2.88	1-21-2025	400,000	408,786
Japan Bank for International Cooperation	0.38	9-15-2023	360,000	353,895
Japan Bank for International Cooperation	2.38	4-20-2026	320,000	324,557
Japan Bank for International Cooperation	2.75	11-16-2027	360,000	372,794
Japan Bank for International Cooperation	3.38	10-31-2023	270,000	278,115
Oriental Republic of Uruguay	4.38	1-23-2031	75,000	82,445
Oriental Republic of Uruguay	4.50	8-14-2024	15,000	15,559
Oriental Republic of Uruguay	4.98	4-20-2055	200,000	236,920
Oriental Republic of Uruguay	5.10	6-18-2050	35,000	41,754
Province of Alberta	1.30	7-22-2030	210,000	194,267
Province of Alberta	1.88	11-13-2024	210,000	210,584
Province of British Columbia	7.25	9-1-2036	100,000	152,839
Province of Manitoba	3.05	5-14-2024	150,000	154,292
Province of Ontario	1.05	5-21-2027	150,000	142,592
Province of Ontario	2.00	10-2-2029	90,000	88,844
Province of Ontario	2.30	6-15-2026	70,000	70,706
Province of Ontario	2.50	4-27-2026	70,000	71,334
Province of Ontario	3.20	5-16-2024	5,000	5,162
Province of Ontario	3.40	10-17-2023	110,000	113,369
Province of Quebec	1.35	5-28-2030	100,000	94,206
Province of Quebec	2.50	4-9-2024	70,000	71,412
Province of Quebec	2.50	4-20-2026	75,000	76,544
Province of Quebec	2.63	2-13-2023	260,000	263,437
Province of Quebec	7.13	2-9-2024	110,000	121,176
Province of Quebec	7.50	7-15-2023	80,000	86,484
Republic of Chile	3.24	2-6-2028	210,000	212,982
Republic of Chile	3.63	10-30-2042	365,000	347,586
Republic of Hungary	5.38	3-25-2024	19,000	20,124
Republic of Hungary	7.63	3-29-2041	84,000	122,406
Republic of Indonesia	4.10	4-24-2028	225,000	240,201
Republic of Indonesia	4.35	1-11-2048	205,000	208,934
Republic of Italy	2.88	10-17-2029	415,000	407,661
Republic of Italy	5.38	6-15-2033	60,000	71,008
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Yankee government bonds (continued)
Republic of Korea	3.88%	9-11-2023	$210,000	$ 217,056
Republic of Panama	2.25	9-29-2032	200,000	176,668
Republic of Panama	3.87	7-23-2060	200,000	172,192
Republic of Panama	8.88	9-30-2027	50,000	64,673
Republic of Panama	9.38	4-1-2029	185,000	252,297
Republic of Peru	2.78	1-23-2031	200,000	188,974
Republic of Peru	2.84	6-20-2030	180,000	172,737
Republic of Peru	3.23	7-28-2121	75,000	55,283
Republic of Peru	5.63	11-18-2050	200,000	249,486
Republic of Philippines	1.65	6-10-2031	200,000	176,764
Republic of Philippines	2.65	12-10-2045	200,000	162,850
Republic of Philippines	3.70	2-2-2042	215,000	205,028
Republic of Philippines	5.50	3-30-2026	210,000	233,291
Republic of Philippines	9.50	2-2-2030	55,000	78,969
Republic of Poland	3.00	3-17-2023	140,000	141,422
Republic of Poland	3.25	4-6-2026	10,000	10,320
State of Israel	3.38	1-15-2050	350,000	341,674
State of Israel	5.50	12-4-2023	120,000	128,314
State of Israel	5.50	9-18-2033	6,000	7,991
United Mexican States	3.60	1-30-2025	200,000	207,768
United Mexican States	4.15	3-28-2027	205,000	217,974
United Mexican States	4.35	1-15-2047	225,000	209,095
United Mexican States	4.50	1-31-2050	260,000	245,885
United Mexican States	4.75	3-8-2044	54,000	53,388
United Mexican States	5.55	1-21-2045	80,000	87,296
United Mexican States	5.75	10-12-2110	163,000	167,729
United Mexican States	6.05	1-11-2040	40,000	45,756
United Mexican States	7.50	4-8-2033	110,000	145,064
United Mexican States	8.30	8-15-2031	60,000	82,650
Total Yankee government bonds (Cost $11,169,032)				10,722,723

		Yield	Shares
Short-term investments: 18.85%
Investment companies: 18.85%
Allspring Government Money Market Fund Select Class ♠∞##		0.03	100,859,173	100,859,173
Total Short-term investments (Cost $100,859,173)				100,859,173
Total investments in securities (Cost $638,697,721)	118.20%			632,527,481
Other assets and liabilities, net	(18.20)			(97,403,621)
Total net assets	100.00%			$535,123,860

##	All or a portion of this security is segregated for when-issued securities.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.

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Portfolio of investments—February 28, 2022

Abbreviations:
EDA	Economic Development Authority
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
NPFGC	National Public Finance Guarantee Corporation
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$57,676,698	$162,185,641	$(119,003,166)	$0	$0	$100,859,173	100,859,173	$23,328
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Statement of assets and liabilities—February 28, 2022

Assets
Investments in unaffiliated securities, at value (cost $537,838,548)	$ 531,668,308
Investments in affiliated securities, at value (cost $100,859,173)	100,859,173
Cash held at broker	400,000
Receivable for investments sold	2,060,965
Receivable for interest	1,527,332
Prepaid expenses and other assets	3,146
Total assets	636,518,924
Liabilities
Payable for when-issued transactions	101,313,562
Advisory fee payable	9,481
Accrued expenses and other liabilities	72,021
Total liabilities	101,395,064
Total net assets	$535,123,860
The accompanying notes are an integral part of these financial statements.

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Statement of operations—year ended February 28, 2022

Investment income
Interest	$ 7,080,773
Income from affiliated securities	23,328
Total investment income	7,104,101
Expenses
Advisory fee	287,494
Custody and accounting fees	31,065
Professional fees	60,219
Interest holder report expenses	14,563
Trustees’ fees and expenses	20,121
Other fees and expenses	13,012
Total expenses	426,474
Less: Fee waivers and/or expense reimbursements	(127,480)
Net expenses	298,994
Net investment income	6,805,107
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(430,367)
Net change in unrealized gains (losses) on investments	(20,174,634)
Net realized and unrealized gains (losses) on investments	(20,605,001)
Net decrease in net assets resulting from operations	$(13,799,894)
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Statement of changes in net assets

	Year ended February 28, 2022	Year ended February 28, 2021
Operations
Net investment income	$ 6,805,107	$ 8,895,120
Net realized gains (losses) on investments	(430,367)	13,824,150
Net change in unrealized gains (losses) on investments	(20,174,634)	(20,010,769)
Net increase (decrease) in net assets resulting from operations	(13,799,894)	2,708,501
Capital transactions
Transactions in investors’ beneficial interests
Contributions	98,689,236	200,389,400
Withdrawals	(136,927,823)	(281,370,896)
Net decrease in net assets resulting from capital transactions	(38,238,587)	(80,981,496)
Total decrease in net assets	(52,038,481)	(78,272,995)
Net assets
Beginning of period	587,162,341	665,435,336
End of period	$ 535,123,860	$ 587,162,341
The accompanying notes are an integral part of these financial statements.

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Financial highlights
	Year ended February 28
	2022	2021	2020 [1]	2019	2018 [2]
Total return[3]	(2.47)%	0.52%	10.34%	3.23%	(1.39)%
Ratios to average net assets (annualized)
Gross expenses	0.07%	0.07%	0.07%	0.08%	0.08%
Net expenses	0.05% *	0.05% *	0.06%	0.07%	0.07%
Net investment income	1.18%	1.57%	2.32%	2.38%	2.03%
Supplemental data
Portfolio turnover rate	209%	114%	46%	72%	221%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Year ended February 28, 2022	0.02%
Year ended February 28, 2021	0.02%

[1]	Year ended February 29
[2]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Notes to financial statements
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Bloomberg US Aggregate ex-Corporate Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Portfolio changed their names to "Allspring", including Allspring Funds Management, LLC, the adviser to the Portfolio, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC. Consummation of the transaction resulted in a new advisory agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures

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Notes to financial statements
and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2022, the aggregate cost of all investments for federal income tax purposes was $638,614,202 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 5,059,786
Gross unrealized losses	(11,146,507)
Net unrealized losses	$ (6,086,721)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 212,197,124	$0	$ 212,197,124
Asset-backed securities	0	1,447,279	0	1,447,279
Municipal obligations	0	4,552,539	0	4,552,539
Non-agency mortgage-backed securities	0	5,866,467	0	5,866,467
U.S. Treasury securities	282,336,269	0	0	282,336,269
Yankee corporate bonds and notes	0	14,545,907	0	14,545,907
Yankee government bonds	0	10,722,723	0	10,722,723
Short-term investments
Investment companies	100,859,173	0	0	100,859,173
Total assets	$383,195,442	$249,332,039	$0	$632,527,481

24  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Notes to financial statements
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2022, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the year ended February 28, 2022, the advisory fee was equivalent to an annual rate of 0.05% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.04% and declining to 0.03% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 2022 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$1,194,238,158	$19,738,065	$1,160,797,781	$27,292,806
6. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended February 28, 2022, there were no borrowings by the Portfolio under the agreement.
7. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  25

Notes to financial statements
separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
8. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

26  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Bloomberg US Aggregate ex-Corporate Portfolio (formerly, Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio) (the Portfolio), one of the portfolios constituting Allspring Master Trust (formerly, Wells Fargo Master Trust), including the portfolio of investments, as of February 28, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the four-year period then ended and the period from May 23, 2017 (commencement of operations) to February 28, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period from May 23, 2017 to February 28, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2022, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
April 28, 2022

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Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 138 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  29

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  31

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.

Annual Report
February 28, 2022
Allspring
Emerging Markets Bond Portfolio

Allspring Emerging Markets Bond Portfolio  |  1

Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

2  |  Allspring Emerging Markets Bond Portfolio

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Portfolio information (unaudited)
Investment objective	The Portfolio seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index,† before fees and expenses.
Adviser	Allspring Funds Management, LLC
Subadvisers	Allspring Global Investments (UK) Limited
Allspring Global Investments, LLC
Portfolio managers	Richard Bishop, CFA®‡#, Manjunath Boraiah, Michael Lee, Limin Xiao, CFA®‡, Ph.D.¤
Ten largest holdings (%) as of February 28, 2022[1]
Qatar Government, 4.63%, 6-2-2046	1.60
Republic of Philippines, 5.50%, 3-30-2026	1.34
Kingdom of Bahrain, 7.00%, 10-12-2028	1.28
State Grid Overseas Investment (2014) Limited, 4.13%, 5-7-2024	1.26
Federation of Malaysia, 3.18%, 4-27-2026	1.26
Federative Republic of Brazil, 4.63%, 1-13-2028	1.23
Republic of South Africa, 4.85%, 9-30-2029	1.18
Republic of Peru, 6.55%, 3-14-2037	1.15
Oman Government, 6.50%, 3-8-2047	1.13
Dominican Republic, 5.95%, 1-25-2027	1.10
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of February 28, 2022[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. These amounts are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
†	The JP Morgan Emerging Markets Bond Index (“EMBI”) Global Diversified Index is a composite index representing an unleveraged investment in emerging market bonds that is broadly based across the spectrum of emerging market bonds and includes reinvestment of income (to represent real assets). You cannot invest directly in an index.
#	Mr. Bishop became portfolio manager of the Portfolio on August 1, 2021.
¤	Ms. Xiao became portfolio manager of the Fund on July 1, 2021.

4  |  Allspring Emerging Markets Bond Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 16.18%
Azerbaijan: 0.61%
State Oil Company of the Azerbaijan Republic (Energy, Oil, gas & consumable fuels)	4.75%	3-13-2023	$200,000	$ 202,594
Bahrain: 0.63%
Oil & Gas Holding Company (Energy, Oil, gas & consumable fuels)	7.63	11-7-2024	200,000	209,000
Chile: 1.54%
Codelco Incorporated (Materials, Metals & mining)	4.25	7-17-2042	250,000	244,443
Codelco Incorporated (Materials, Metals & mining)	4.88	11-4-2044	250,000	264,175
				508,618
China: 3.07%
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, gas & consumable fuels)	3.25	4-28-2025	200,000	205,181
Sinopec Group Overseas Development (2018) Limited (Energy, Oil, gas & consumable fuels)	2.30	1-8-2031	200,000	187,603
State Grid Overseas Investment (2014) Limited (Utilities, Electric utilities)	4.13	5-7-2024	400,000	417,943
State Grid Overseas Investment (2016) Limited (Utilities, Electric utilities)	2.88	5-18-2026	200,000	206,360
				1,017,087
Hong Kong: 0.58%
CNAC Finbridge Company Limited (Industrials, Chemicals)	3.00	9-22-2030	200,000	190,271
Indonesia: 1.80%
PT Indonesia Asahan Aluminium Persero Tbk (Materials, Metals & mining)	5.71	11-15-2023	200,000	208,466
PT Pertamina Persero Tbk (Energy, Oil, gas & consumable fuels)	5.63	5-20-2043	200,000	212,720
PT Perusahaan Listrik Negara Tbk (Utilities, Electric utilities)	4.00	6-30-2050	200,000	174,978
				596,164
Kazakhstan: 0.63%
KazMunayGas National Company JSC (Energy, Oil, gas & consumable fuels)	5.75	4-19-2047	200,000	208,440
Malaysia: 1.63%
Petronas Capital Limited Bhd (Energy, Oil, gas & consumable fuels)	3.50	4-21-2030	200,000	204,794
Petronas Capital Limited Bhd (Energy, Oil, gas & consumable fuels)	4.50	3-18-2045	300,000	332,817
				537,611
Mexico: 1.80%
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	5.95	1-28-2031	170,000	159,188
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.35	2-12-2048	30,000	24,000
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.38	1-23-2045	30,000	24,382
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.50	6-2-2041	30,000	25,324
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Bond Portfolio  |  5

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Mexico: 1.80% (continued)
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.63%	6-15-2035	$30,000	$ 27,167
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.63	9-29-2049	60,000	47,026
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.75	9-21-2047	140,000	116,298
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.95	1-28-2060	110,000	91,300
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	7.69	1-23-2050	90,000	80,847
				595,532
Peru: 0.58%
Petroleos del Peru - Petroperu SA (Energy, Oil, gas & consumable fuels)	4.75	6-19-2032	200,000	192,972
Saudi Arabia: 0.61%
KSA Sukuk Limited (Financials, Diversified financial services)	2.97	10-29-2029	200,000	203,000
South Africa: 0.62%
Eskom Holdings SOC Limited (Utilities, Electric utilities)	6.35	8-10-2028	200,000	203,717
United Arab Emirates: 2.08%
Abu Dhabi Crude Oil Pipeline LLC (Energy, Oil, gas & consumable fuels)	4.60	11-2-2047	200,000	218,918
Mamoura Diversified Global Holding GMTN BV (Financials, Diversified financial services)	3.00	4-19-2024	200,000	203,083
Mamoura Diversified Global Holding GMTN BV (Financials, Diversified financial services)	3.75	4-19-2029	250,000	265,191
				687,192
Total Yankee corporate bonds and notes (Cost $5,414,417)				5,352,198
Yankee government bonds: 80.14%
Abu Dhabi Government	2.13	9-30-2024	200,000	200,512
Abu Dhabi Government	3.13	9-30-2049	200,000	188,438
Abu Dhabi Government	3.88	4-16-2050	200,000	214,272
Arab Republic of Egypt	5.88	6-11-2025	200,000	195,572
Arab Republic of Egypt	6.88	4-30-2040	100,000	77,226
Arab Republic of Egypt	7.50	1-31-2027	200,000	190,627
Arab Republic of Egypt	8.50	1-31-2047	250,000	193,223
Arab Republic of Egypt	8.70	3-1-2049	200,000	156,125
China Development Bank	1.63	10-27-2030	200,000	187,673
Dominican Republic	5.88	1-30-2060	200,000	168,502
Dominican Republic	5.95	1-25-2027	350,000	362,779
Dominican Republic	6.00	7-19-2028	200,000	206,302
Dominican Republic	6.40	6-5-2049	150,000	138,377
Export-Import Bank of China	4.00	11-28-2047	200,000	222,464
Export-Import Bank of India	4.00	1-14-2023	250,000	253,968
Federation of Malaysia	3.18	4-27-2026	400,000	417,408
Federative Republic of Brazil	4.50	5-30-2029	200,000	197,868
Federative Republic of Brazil	4.63	1-13-2028	400,000	406,000
Federative Republic of Brazil	5.63	1-7-2041	250,000	242,830
Federative Republic of Brazil	7.13	1-20-2037	50,000	57,907
Federative Republic of Brazil	8.25	1-20-2034	20,000	25,105
Islamic Republic of Pakistan	6.88	12-5-2027	200,000	186,000
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Emerging Markets Bond Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 80.14% (continued)
Islamic Republic of Pakistan	8.25%	9-30-2025	$200,000	$ 201,564
Kingdom of Bahrain	6.75	9-20-2029	200,000	205,384
Kingdom of Bahrain	7.00	10-12-2028	400,000	423,018
Kingdom of Jordan	5.85	7-7-2030	200,000	187,532
Kingdom of Morocco	4.25	12-11-2022	200,000	203,000
Kuwait Government	3.50	3-20-2027	200,000	211,532
Lebanese Republic †	6.25	11-4-2024	200,000	23,024
Lebanese Republic †	6.60	11-27-2026	250,000	28,853
Lebanese Republic †	6.65	2-26-2030	50,000	5,771
Lebanese Republic †	7.05	11-2-2035	200,000	23,008
Mongolia Government	4.45	7-7-2031	200,000	181,500
Oman Government	4.75	6-15-2026	200,000	200,067
Oman Government	4.88	6-15-2030	200,000	209,500
Oman Government	5.93	10-31-2025	200,000	215,750
Oman Government	6.50	3-8-2047	400,000	374,096
Oriental Republic of Uruguay	4.38	10-27-2027	200,000	216,156
Oriental Republic of Uruguay	4.98	4-20-2055	100,000	118,460
Oriental Republic of Uruguay	5.10	6-18-2050	250,000	298,245
Oriental Republic of Uruguay	7.88	1-15-2033	125,000	173,814
Perusahaan Penerbit SBSN Indonesia III	4.45	2-20-2029	200,000	218,250
Qatar Government	3.24	1-18-2023	200,000	203,246
Qatar Government	3.25	6-2-2026	200,000	207,080
Qatar Government	3.75	4-16-2030	200,000	215,900
Qatar Government	4.00	3-14-2029	200,000	217,665
Qatar Government	4.63	6-2-2046	450,000	527,795
Republic of Angola	8.25	5-9-2028	200,000	199,000
Republic of Angola	9.50	11-12-2025	200,000	213,392
Republic of Argentina øø	0.50	7-9-2030	200,000	63,800
Republic of Argentina	1.00	7-9-2029	93,355	30,801
Republic of Argentina øø	1.13	7-9-2035	425,000	125,800
Republic of Argentina øø	1.13	7-9-2046	28,500	8,522
Republic of Argentina øø	2.00	1-9-2038	215,000	79,550
Republic of Argentina øø	2.50	7-9-2041	235,000	79,900
Republic of Armenia	3.60	2-2-2031	200,000	170,000
Republic of Azerbaijan	3.50	9-1-2032	200,000	187,800
Republic of Belarus	7.63	6-29-2027	200,000	54,000
Republic of Chile	3.13	1-21-2026	200,000	204,768
Republic of Chile	3.86	6-21-2047	200,000	195,202
Republic of Colombia	3.13	4-15-2031	200,000	169,498
Republic of Colombia	4.13	5-15-2051	200,000	150,114
Republic of Colombia	4.50	1-28-2026	200,000	202,408
Republic of Colombia	5.00	6-15-2045	286,000	238,310
Republic of Colombia	7.38	9-18-2037	150,000	166,500
Republic of Costa Rica	7.00	4-4-2044	350,000	335,125
Republic of Cote d'Ivoire	6.13	6-15-2033	200,000	191,947
Republic of Croatia	6.00	1-26-2024	200,000	212,988
Republic of Ecuador ¤	0.00	7-31-2030	90,000	52,876
Republic of Ecuador øø	1.00	7-31-2035	500,000	351,255
Republic of Ecuador øø	5.00	7-31-2030	250,000	218,750
Republic of El Salvador	5.88	1-30-2025	135,000	81,338
Republic of El Salvador	6.38	1-18-2027	60,000	32,850
Republic of El Salvador	7.65	6-15-2035	290,000	150,800
Republic of El Salvador	8.63	2-28-2029	85,000	46,325
Republic of Ghana	6.38	2-11-2027	400,000	277,472
Republic of Ghana	7.63	5-16-2029	300,000	202,860
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Bond Portfolio  |  7

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 80.14% (continued)
Republic of Ghana	8.63%	6-16-2049	$200,000	$ 128,222
Republic of Guatemala	4.38	6-5-2027	200,000	201,000
Republic of Hungary	5.38	2-21-2023	40,000	41,262
Republic of Hungary	5.38	3-25-2024	200,000	211,828
Republic of Hungary	5.75	11-22-2023	30,000	31,715
Republic of Hungary	7.63	3-29-2041	120,000	174,866
Republic of Indonesia	4.10	4-24-2028	300,000	320,268
Republic of Indonesia	5.13	1-15-2045	200,000	223,124
Republic of Indonesia	7.75	1-17-2038	125,000	173,216
Republic of Iraq	5.80	1-15-2028	187,500	179,766
Republic of Jamaica	8.00	3-15-2039	200,000	265,000
Republic of Kazakhstan	5.13	7-21-2025	200,000	214,246
Republic of Kazakhstan	6.50	7-21-2045	200,000	232,800
Republic of Kenya	6.88	6-24-2024	200,000	206,592
Republic of Kenya	8.25	2-28-2048	200,000	172,700
Republic of Nigeria	7.63	11-21-2025	200,000	211,700
Republic of Nigeria	7.63	11-28-2047	200,000	160,864
Republic of Nigeria	7.88	2-16-2032	300,000	275,562
Republic of Panama	3.16	1-23-2030	200,000	196,118
Republic of Panama	3.87	7-23-2060	200,000	172,192
Republic of Panama	4.00	9-22-2024	200,000	206,072
Republic of Panama	4.50	5-15-2047	350,000	344,624
Republic of Paraguay	5.00	4-15-2026	250,000	260,878
Republic of Peru	2.78	12-1-2060	60,000	45,434
Republic of Peru	3.23	7-28-2121	60,000	44,226
Republic of Peru	3.55	3-10-2051	40,000	36,204
Republic of Peru	4.13	8-25-2027	100,000	105,061
Republic of Peru	5.63	11-18-2050	100,000	124,743
Republic of Peru	6.55	3-14-2037	300,000	380,478
Republic of Philippines	1.65	6-10-2031	200,000	176,764
Republic of Philippines	2.65	12-10-2045	200,000	162,850
Republic of Philippines	3.70	2-2-2042	200,000	190,724
Republic of Philippines	5.50	3-30-2026	400,000	444,365
Republic of Poland	3.25	4-6-2026	300,000	309,612
Republic of Senegal	6.25	5-23-2033	200,000	185,504
Republic of South Africa	4.85	9-30-2029	400,000	389,960
Republic of South Africa	6.25	3-8-2041	200,000	196,500
Republic of Sri Lanka	5.75	4-18-2023	400,000	198,968
Republic of Sri Lanka	6.75	4-18-2028	300,000	132,000
Republic of Turkey	4.88	10-9-2026	200,000	177,500
Republic of Turkey	5.60	11-14-2024	200,000	194,020
Republic of Turkey	6.63	2-17-2045	400,000	319,280
Republic of Turkey	7.25	3-5-2038	20,000	18,009
Republic of Turkey	7.38	2-5-2025	200,000	201,940
Republic of Turkey	7.63	4-26-2029	200,000	195,420
Republic of Venezuela †	6.00	12-9-2020	225,000	12,375
Republic of Venezuela †	7.00	3-31-2038	200,000	11,000
Romania Government	4.00	2-14-2051	140,000	118,300
Romania Government	4.38	8-22-2023	110,000	113,149
Romania Government	4.88	1-22-2024	150,000	155,646
Romania Government	5.13	6-15-2048	160,000	162,000
Russian Federation	5.10	3-28-2035	200,000	70,000
Russian Federation	5.25	6-23-2047	200,000	70,000
Russian Federation	5.63	4-4-2042	200,000	70,000
Saudi Government	2.88	3-4-2023	200,000	202,566
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Emerging Markets Bond Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 80.14% (continued)
Saudi Government	3.63%	3-4-2028	$200,000	$ 210,965
Saudi Government	4.50	4-17-2030	200,000	224,162
Saudi Government	4.50	10-26-2046	200,000	216,272
Saudi Government	4.63	10-4-2047	200,000	219,879
Trinidad & Tobago Government	4.50	8-4-2026	200,000	201,002
Ukraine Government	7.38	9-25-2032	200,000	64,050
Ukraine Government	7.75	9-1-2023	200,000	84,968
Ukraine Government	7.75	9-1-2025	400,000	134,800
United Mexican States	2.66	5-24-2031	200,000	183,696
United Mexican States	3.25	4-16-2030	200,000	194,388
United Mexican States	4.13	1-21-2026	200,000	212,456
United Mexican States	4.50	1-31-2050	200,000	189,142
United Mexican States	4.75	3-8-2044	40,000	39,547
United Mexican States	5.55	1-21-2045	20,000	21,824
United Mexican States	5.75	10-12-2110	20,000	20,580
United Mexican States	6.05	1-11-2040	20,000	22,878
United Mexican States	6.75	9-27-2034	150,000	184,877
Total Yankee government bonds (Cost $30,144,162)				26,518,038

		Yield	Shares
Short-term investments: 2.37%
Investment companies: 2.37%
Allspring Government Money Market Fund Select Class ♠∞		0.03	783,628	783,628
Total Short-term investments (Cost $783,628)				783,628
Total investments in securities (Cost $36,342,207)	98.69%			32,653,864
Other assets and liabilities, net	1.31			433,405
Total net assets	100.00%			$33,087,269

†	Non-income-earning security
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$654,821	$9,519,912	$(9,391,105)	$0	$0	$783,628	783,628	$123
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Bond Portfolio  |  9

Statement of assets and liabilities—February 28, 2022

Assets
Investments in unaffiliated securities, at value (cost $35,558,579)	$ 31,870,236
Investments in affiliated securities, at value (cost $783,628)	783,628
Cash	8,250
Receivable for interest	468,839
Receivable for investments sold	371,740
Receivable from adviser	4,386
Prepaid expenses and other assets	786
Total assets	33,507,865
Liabilities
Payable for investments purchased	357,749
Professional fees payable	46,561
Trustees’ fees and expenses payable	2,150
Accrued expenses and other liabilities	14,136
Total liabilities	420,596
Total net assets	$33,087,269
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Emerging Markets Bond Portfolio

Statement of operations—year ended February 28, 2022

Investment income
Interest	$ 1,714,236
Income from affiliated securities	123
Total investment income	1,714,359
Expenses
Advisory fee	91,514
Custody and accounting fees	18,179
Professional fees	68,108
Interest holder report expenses	23,659
Trustees’ fees and expenses	20,121
Other fees and expenses	4,551
Total expenses	226,132
Less: Fee waivers and/or expense reimbursements	(124,369)
Net expenses	101,763
Net investment income	1,612,596
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(819,137)
Net change in unrealized gains (losses) on investments	(3,305,043)
Net realized and unrealized gains (losses) on investments	(4,124,180)
Net decrease in net assets resulting from operations	$(2,511,584)
The accompanying notes are an integral part of these financial statements.

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Statement of changes in net assets

	Year ended February 28, 2022	Year ended February 28, 2021
Operations
Net investment income	$ 1,612,596	$ 1,573,994
Net realized losses on investments	(819,137)	(1,594,466)
Net change in unrealized gains (losses) on investments	(3,305,043)	(149,379)
Net decrease in net assets resulting from operations	(2,511,584)	(169,851)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	10,033,276	9,652,126
Withdrawals	(11,352,841)	(15,111,545)
Net decrease in net assets resulting from capital transactions	(1,319,565)	(5,459,419)
Total decrease in net assets	(3,831,149)	(5,629,270)
Net assets
Beginning of period	36,918,418	42,547,688
End of period	$ 33,087,269	$ 36,918,418
The accompanying notes are an integral part of these financial statements.

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Financial highlights
	Year ended February 28
	2022	2021	2020 [1]	2019	2018 [2]
Total return[3]	(7.29)%	(0.31)%	8.59%	2.84%	0.62%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.54%	0.51%	0.44%	0.44%
Net expenses	0.28% *	0.29% *	0.35%	0.40%	0.43%
Net investment income	4.41%	4.37%	4.95%	4.70%	4.19%
Supplemental data
Portfolio turnover rate	25%	31%	36%	38%	174%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Year ended February 28, 2022	0.34%
Year ended February 28, 2021	0.25%

[1]	Year ended February 29
[2]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Bond Portfolio  |  13

Notes to financial statements
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Markets Bond Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Portfolio changed their names to "Allspring", including Allspring Funds Management, LLC, the adviser to the Portfolio, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC. Consummation of the transaction resulted in a new advisory agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.

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Notes to financial statements
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2022, the aggregate cost of all investments for federal income tax purposes was $36,521,218 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 475,043
Gross unrealized losses	(4,342,397)
Net unrealized losses	$(3,867,354)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Yankee corporate bonds and notes	$ 0	$ 5,352,198	$0	$ 5,352,198
Yankee government bonds	0	26,518,038	0	26,518,038
Short-term investments
Investment companies	783,628	0	0	783,628
Total assets	$783,628	$31,870,236	$0	$32,653,864
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2022, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence

Allspring Emerging Markets Bond Portfolio  |  15

Notes to financial statements
Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.250%
Next $5 billion	0.230
Over $10 billion	0.210
For the year ended February 28, 2022, the advisory fee was equivalent to an annual rate of 0.25% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments (UK) Limited, ("Allspring UK"), an affiliate of Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.09% and declining to 0.07% as the average daily net assets of the Portfolio increase. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary ofAllspring Global Investments Holdings, LLC, is also a subadviser to the Portfolio and is entitled to receive a fee from Allspring UK at an annual rate starting at 0.0045% and declining to 0.0035% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2022 were $9,058,410 and $8,847,824, respectively.
6. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended February 28, 2022, there were no borrowings by the Portfolio under the agreement.
7. MARKET RISKS
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted. As of February 28, 2022, the Portfolio held securities in Russia, Ukraine or Belarus which represented 1.49% of its total net assets. These positions were sold after February 28, 2022 except for one Russian position.
8. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a

16  |  Allspring Emerging Markets Bond Portfolio

Notes to financial statements
separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Emerging Markets Bond Portfolio  |  17

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Emerging Markets Bond Portfolio (formerly, Wells Fargo Emerging Markets Bond Portfolio) (the Portfolio), one of the funds constituting Allspring Master Trust (formerly, Wells Fargo Master Trust), including the portfolio of investments, as of February 28, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2022, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
April 28, 2022

18  |  Allspring Emerging Markets Bond Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Emerging Markets Bond Portfolio  |  19

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 138 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Emerging Markets Bond Portfolio  |  21

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

22  |  Allspring Emerging Markets Bond Portfolio

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.

Annual Report
February 28, 2022
Allspring Factor Enhanced Emerging Markets Equity Portfolio

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  1

Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

2  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

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Portfolio information (unaudited)
Investment objective	The Portfolio seeks long-term capital appreciation.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Dennis Bein, CFA®‡†, Harindra de Silva, Ph.D., CFA®‡, Monisha Jayakumar
Ten largest holdings (%) as of February 28, 2022[1]
Taiwan Semiconductor Manufacturing Company Limited	6.77
Tencent Holdings Limited	3.99
Samsung Electronics Company Limited	3.62
Alibaba Group Holding Limited ADR	2.48
Meituan Dianping	1.09
Infosys Limited	1.09
Reliance Industries Limited	0.87
JD.com Incorporated ADR	0.80
SK Hynix Incorporated	0.72
Housing Development Finance Corporation Limited	0.71
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of February 28, 2022[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. These amounts are subject to change and may have changed since the date specified.
Country allocation as of February 28, 2022[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. These amounts are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
†	Mr. Bein is expected to retire on September 30, 2022. He will remain a portfolio manager of the Portfolio through June 30, 2022, at which time he will transition to the role of advisor to the team until his retirement.

4  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Common stocks: 94.98%
Brazil: 2.89%
Ambev SA (Consumer staples, Beverages)	61,000	$ 179,020
Atacadao Distribuicao Comercio e Industria Limitada (Consumer staples, Food & staples retailing)	38,400	141,548
B3 Brasil Bolsa Balcao SA (Financials, Capital markets)	95,400	268,397
Banco BTG Pactual SA (Financials, Capital markets)	9,700	48,192
Banco do Brasil SA (Financials, Banks)	30,400	205,537
Banco Santander Brasil SA (Financials, Banks)	20,500	121,508
BB Seguridade Participacoes SA (Financials, Insurance)	107,500	474,023
BRF SA (Consumer staples, Food products) †	38,100	120,150
CCR SA (Industrials, Transportation infrastructure)	62,500	142,190
Cia Siderurgica Nacional SA (Materials, Metals & mining)	31,000	152,574
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water utilities)	19,300	154,867
Equatorial Energia SA (Utilities, Electric utilities)	17,500	86,543
JBS SA (Consumer staples, Food products)	76,700	537,268
Klabin SA (Materials, Containers & packaging)	23,000	103,308
Localiza Rent A Car SA (Industrials, Road & rail)	20,260	225,541
Petróleo Brasileiro SA (Consumer discretionary, Specialty retail)	55,700	396,050
Raia Drogasil SA (Consumer staples, Food & staples retailing)	16,500	74,698
Suzano Papel e Celulose SA (Materials, Paper & forest products)	17,500	188,632
Telefonica Brasil SA (Communication services, Diversified telecommunication services)	19,255	188,827
TIM SA (Communication services, Wireless telecommunication services)	43,500	115,383
Totvs SA (Information technology, Software)	19,700	126,203
Vibra Energia SA (Consumer discretionary, Specialty retail)	115,800	527,459
		4,577,918
Chile: 0.51%
Banco de Chile (Financials, Banks)	1,043,543	110,639
Banco de Credito e Inversiones (Financials, Banks)	2,285	81,688
Banco Santander Chile SA (Financials, Banks)	2,672,070	131,209
Cencosud SA (Consumer staples, Food & staples retailing)	140,070	257,636
Compania Cervecerias Unidas SA (Consumer staples, Beverages)	16,494	130,765
Enel Americas SA (Utilities, Electric utilities)	126,231	14,781
S.A.C.I. Falabella (Consumer discretionary, Multiline retail)	25,394	83,566
		810,284
China: 30.27%
360 DigiTech Incorporated ADR Class A (Financials, Consumer finance)	522	9,788
3SBio Incorporated (Health care, Biotechnology) 144A†	429,000	340,956
A Living Services Company Limited Class H (Real estate, Real estate management & development) 144A	12,000	21,510
Agile Property Holdings Limited (Real estate, Real estate management & development)	26,000	11,846
Agricultural Bank of China Limited Class H (Financials, Banks)	56,000	21,208
Airtac International Group (Industrials, Machinery)	1,000	33,262
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  5

Portfolio of investments—February 28, 2022

	Shares	Value
China: (continued)
Alibaba Group Holding Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	37,364	$ 3,930,319
Aluminum Corporation of China Limited Class A (Materials, Metals & mining) †	55,700	57,684
Aluminum Corporation of China Limited Class H (Materials, Metals & mining) †	83,334	58,902
Angel Yeast Company Limited Class A (Consumer staples, Food products)	8,300	65,893
Anhui Conch Cement Company Limited Class H (Materials, Construction materials)	30,000	160,996
Anhui Gujing Distillery Company Class B (Consumer staples, Beverages)	13,613	199,606
Anhui Yingjia Distillery Company Limited Class A (Consumer staples, Beverages)	13,700	161,224
ANTA Sports Products Limited (Consumer discretionary, Textiles, apparel & luxury goods)	5,600	85,530
Apeloa Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	44,900	201,767
AviChina Industry & Technology Company Limited Class H (Industrials, Aerospace & defense)	205,000	127,272
Avicopter plc Class A (Industrials, Aerospace & defense)	1,500	13,961
Baidu Incorporated ADR (Communication services, Interactive media & services) †	5,506	839,335
Bank of China Limited Class H (Financials, Banks)	2,046,000	796,511
Bank of Communications Company Limited Class A (Financials, Banks)	89,500	67,909
Bank of Communications Company Limited Class H (Financials, Banks)	494,000	338,651
Bank of Jiangsu Company Limited Class A (Financials, Banks)	23,900	25,253
Bank of Nanjing Company Limited Class A (Financials, Banks)	20,400	31,616
Beijing E-Hualu Information Technology Company Limited Class A (Information technology, Software)	35,200	157,063
Beijing Enlight Media Company Limited Class A (Communication services, Media)	52,600	78,883
Beijing Kingsoft Office Software Incorporated Class A (Information technology, Software)	698	23,702
Beijing Shiji Information Technology Company Limited Class A (Information technology, Software)	12,000	45,627
Beijing United Information Technology Company Limited Class A (Industrials, Trading companies & distributors)	2,200	41,313
Beijing Wantai Biological Pharmacy Enterprise Company Limited Class A (Health care, Biotechnology)	6,500	259,339
Beijing Yuanliu Hongyuan Electronic Technology Company Class A (Information technology, Electronic equipment, instruments & components)	1,907	48,910
BYD Company Limited Class A (Consumer discretionary, Automobiles)	300	12,075
BYD Company Limited Class H (Consumer discretionary, Automobiles)	12,000	371,848
C&S Paper Company Limited Class A (Consumer staples, Household products)	32,500	75,699
CGN Power Company Limited H Shares (Utilities, Independent power & renewable electricity producers) 144A	944,000	267,634
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
China: (continued)
Chengxin Lithium Group Company Limited Class A (Materials, Paper & forest products) †	4,400	$ 41,284
Chifeng Jilong Gold Mining Company Limited Class A (Materials, Metals & mining) †	15,700	39,105
China Baoan Group Company Limited Class A (Industrials, Industrial conglomerates)	49,700	109,093
China Bohai Bank Company Limited Class H (Financials, Banks)	313,500	52,152
China Cinda Asset Management Company Limited Class H (Financials, Capital markets)	1,435,000	259,037
China CITIC Bank Class H (Financials, Banks)	727,000	341,627
China Coal Energy Company Limited H Shares (Energy, Oil, gas & consumable fuels)	480,000	299,200
China Communications Services Corporation Limited H Shares (Industrials, Construction & engineering)	462,000	253,463
China Construction Bank Class A (Financials, Banks)	92,900	88,959
China Construction Bank Class H (Financials, Banks)	1,452,000	1,088,949
China Evergrande Group (Real estate, Real estate management & development)	83,000	16,988
China Feihe Limited (Consumer staples, Food products) 144A	87,000	103,814
China Galaxy Securities Company Limited Class H (Financials, Capital markets)	226,000	129,359
China Hongqiao Group Limited (Materials, Metals & mining)	48,000	67,200
China International Capital Corporation Limited Class H (Financials, Capital markets) 144A	20,000	48,658
China Lesso Group Holdings Limited (Industrials, Building products)	16,000	24,633
China Life Insurance Company Limited Class H (Financials, Insurance)	107,000	177,259
China Longyuan Power Group Corporation Class H (Utilities, Independent power & renewable electricity producers)	104,000	214,613
China Medical System Holding Limited (Health care, Pharmaceuticals)	217,000	386,402
China MeiDong Auto Holdings Limited (Consumer discretionary, Specialty retail)	26,000	122,421
China Merchants Bank Company Limited Class A (Financials, Banks)	16,100	127,382
China Merchants Bank Company Limited Class H (Financials, Banks)	89,000	750,208
China Molybdenum Company Limited Class H (Materials, Metals & mining)	309,000	185,988
China National Building Material Company Limited Class H (Materials, Construction materials)	180,000	230,909
China National Medicines Corporation Limited Class A (Health care, Health care equipment & supplies)	5,200	22,973
China Oilfield Services Limited H Shares (Energy, Energy equipment & services)	178,000	202,919
China Petroleum & Chemical Corporation Class H (Energy, Oil, gas & consumable fuels)	760,000	378,090
China Railway Group Limited H Shares (Industrials, Construction & engineering)	363,000	213,138
China Resources Cement Holdings Limited (Materials, Construction materials)	50,000	42,784
China Resources Land Limited (Real estate, Real estate management & development)	54,000	262,672
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  7

Portfolio of investments—February 28, 2022

	Shares	Value
China: (continued)
China Resources Sanjiu Medical & Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	10,100	$ 57,309
China Shenhua Energy Company Limited Class H (Energy, Oil, gas & consumable fuels)	119,000	327,962
China Southern Airlines Company Class H (Industrials, Airlines) †	34,000	21,511
China State Construction International Holdings (Industrials, Construction & engineering)	42,000	59,149
China Suntien Green Energy H Shares (Energy, Oil, gas & consumable fuels)	244,000	162,536
China Yuhua Education Corporation Limited (Consumer discretionary, Diversified consumer services) 144A	1,256,000	325,177
China Zhenhua (Group) Science & Technology Company Limited Class A (Information technology, Electronic equipment, instruments & components)	5,200	97,010
Chinasoft International Limited (Information technology, IT services)	54,000	49,270
Chongqing Zhifei Biological Products Company Limited (Health care, Biotechnology)	3,200	65,551
COSCO Shipping Holdings Company Limited Class H (Industrials, Transportation infrastructure) †	171,175	345,983
Country Garden Holdings Company Limited (Real estate, Real estate management & development)	66,000	51,277
CRRC Corporation Limited H Shares (Industrials, Machinery)	693,000	307,993
Da An Gene Company Limited of Sun Yat-Sen University Class A (Health care, Health care equipment & supplies)	111,540	328,202
Dali Foods Group Company Limited (Consumer staples, Food products) 144A	175,000	92,169
DAQO New Energy Corporation ADR (Information technology, Semiconductors & semiconductor equipment) †	1,720	82,491
Dong E E Jiao Company Limited Class A (Health care, Pharmaceuticals)	9,100	54,828
Dongfeng Motor Group Company Limited Class H (Consumer discretionary, Automobiles)	262,000	225,510
Dongyue Group (Materials, Chemicals)	155,000	224,865
Ecovacs Robotics Company Limited (Consumer discretionary, Household durables)	5,400	115,914
ENN Energy Holdings Limited (Utilities, Gas utilities)	13,400	194,064
Fangda Carbon New Material Company Limited Class A (Information technology, Electronic equipment, instruments & components)	1,600	2,626
Flat Grass Group Company Limited Class H (Information technology, Semiconductors & semiconductor equipment)	37,000	153,001
Fujian Sunner Development Company Limited Class A (Consumer staples, Food products) †	9,900	31,024
Fuyao Glass Industry Group Company Limited Class H (Consumer discretionary, Auto components)	12,400	60,836
G-bits Network Technology (Xiamen) Company Limited Class A (Information technology, Software)	1,900	105,846
GD Power Development Company Limited Class A (Utilities, Independent power & renewable electricity producers)	82,100	36,873
Geely Automobile Holdings Limited (Consumer discretionary, Automobiles)	123,000	229,105
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
China: (continued)
GF Securities Company Limited Class A (Financials, Capital markets)	34,000	$ 100,793
GF Securities Company Limited Class H (Financials, Capital markets)	58,000	87,074
Great Wall Motor Company Limited Class H (Consumer discretionary, Automobiles)	80,000	168,424
Greentown Service Group Company Limited (Real estate, Real estate management & development)	30,000	30,136
Guangzhou Automobile Group Company Limited Class H (Consumer discretionary, Automobiles)	316,400	313,252
Guangzhou Baiyunshan Pharmaceutical Holdings Company Limited Class A (Health care, Pharmaceuticals)	18,000	84,965
Guangzhou Kingmed Diagnostics Group Company Limited Class A (Health care, Health care providers & services)	4,800	64,040
Guangzhou R&F Properties Company Limited Class H (Real estate, Real estate management & development)	36,800	15,666
Haier Smart Home Company Limited Class H (Consumer discretionary, Household durables)	13,800	48,356
Haitong Securities Company Limited Class H (Financials, Capital markets)	48,800	41,992
Hangzhou First Applied Material Company Limited (Industrials, Building products)	5,800	110,170
Hangzhou Silan Microelectronics Company Limited Class A (Information technology, Semiconductors & semiconductor equipment)	7,900	72,278
Hefei Meyer Optoelectronic Technology Incorporated Class A (Industrials, Machinery)	23,900	137,280
Hithink RoyalFlush Information Network Company Limited Class A (Financials, Capital markets)	5,800	99,702
Hongfa Technology Company Limited Class A (Industrials, Machinery)	9,400	94,029
Hopson Development Holdings Limited (Real estate, Real estate management & development)	59,750	122,999
Hoshine Silicon Industry Company Limited Class A (Materials, Chemicals)	4,100	97,615
Huadian Power International Corporation Limited Class A (Utilities, Independent power & renewable electricity producers)	81,300	55,622
Huadong Medicine Company Limited (Health care, Pharmaceuticals)	23,500	141,907
Hualan Biological Engineering Incorporated Class A (Health care, Biotechnology)	3,100	12,669
Huaneng Power International Incorporated Class H (Utilities, Independent power & renewable electricity producers)	69,334	40,700
Huaxin Cement Company Limited Class A (Materials, Construction materials)	3,900	12,701
Hubei Xingfa Chemicals Group Company Limited Class A (Materials, Chemicals)	28,700	188,437
Hunan Valin Steel Company Limited Class A (Materials, Metals & mining)	49,900	46,221
Hundsun Technologies Incorporated Class A (Information technology, Software)	4,400	36,601
iFLYTEK Company Limited Class A (Information technology, IT services)	19,600	153,299
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	1,068,000	637,548
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  9

Portfolio of investments—February 28, 2022

	Shares	Value
China: (continued)
Industrial Securities Company (Industrials, Professional services)	19,400	$ 25,257
Inner Mongilia Junzheng Energy & Chemical Industry Group Company Limited Class A (Materials, Chemicals)	80,200	63,184
Inner Mongolia Yuan Xing Energy Company Limited Class A (Materials, Chemicals) †	129,600	185,805
Inspur Electronic Information Industry Company Limited Class A (Information technology, Technology hardware, storage & peripherals)	6,800	35,590
Intco Medical Technology Company Limited Class A (Health care, Health care equipment & supplies)	12,750	103,498
IQIYI Incorporated ADR (Communication services, Entertainment) †	2,269	9,394
Jafron Biomedical Company Limited Class A (Health care, Health care equipment & supplies)	3,800	27,685
JD.com Incorporated ADR (Consumer discretionary, Internet & direct marketing retail) †	17,645	1,263,911
JD.com Incorporated Class A (Consumer discretionary, Internet & direct marketing retail) †	5,885	210,209
Jiangsu Express Company Limited Class H (Industrials, Transportation infrastructure)	236,000	252,506
Jiangsu Yuyue Medical Equipment & Supply Company Limited Class A (Health care, Health care equipment & supplies)	23,700	110,318
Jiangxi Copper Company Limited Class A (Materials, Metals & mining)	18,500	65,639
Jiangxi Copper Company Limited Class H (Materials, Metals & mining)	180,000	324,000
Jiumaojiu International Holdings Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	14,000	31,451
Joinn Laboratories China Company Limited Class A (Health care, Health care technology)	4,200	76,732
Juewei Food Company Limited Class A (Consumer staples, Food products)	3,900	32,789
Kunlun Energy Company Limited (Utilities, Gas utilities)	166,000	163,291
Kunlun Tech Company Limited Class A (Communication services, Interactive media & services)	3,800	10,657
Kweichow Moutai Company Limited Class A (Consumer staples, Beverages)	1,000	284,648
Lenovo Group Limited (Information technology, Technology hardware, storage & peripherals)	226,000	251,667
Leyard Optoelectronic Company Limited Class A (Information technology, Electronic equipment, instruments & components)	33,900	45,676
Li Ning Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	30,500	304,639
Logan Property Holdings Company Limited (Real estate, Real estate management & development)	26,000	8,650
Luxi Chemical Group Company Limited Class A (Materials, Chemicals)	29,300	78,371
Meituan Dianping (Consumer discretionary, Internet & direct marketing retail) †	78,000	1,732,782
Mianyang Fulin Precision Company Limited Class A (Consumer discretionary, Auto components) †	30,000	127,384
Nari Technology Company Limited (Industrials, Electrical equipment)	8,580	48,471
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
China: (continued)
NetEase Incorporated ADR (Communication services, Entertainment)	6,186	$ 589,773
Nine Dragons Paper Holdings Limited (Materials, Paper & forest products)	34,000	32,571
NIO Incorporated ADR Class A (Consumer discretionary, Automobiles) †	10,119	231,118
North Industries Group Red Arrow Company Limited Class A (Industrials, Machinery) †	37,600	134,587
Northeast Securities Company Limited Class A (Financials, Diversified financial services)	47,600	62,535
OFILM Group Company Limited Class A (Information technology, Electronic equipment, instruments & components) †	11,700	14,894
Pangang Group Vanadium Titanium and Resources Company Limited Class A (Materials, Metals & mining) †	176,400	118,222
People's Insurance Company Group of China Limited Class H (Financials, Insurance)	1,285,000	413,237
PetroChina Company Limited Class H (Energy, Oil, gas & consumable fuels)	846,000	453,139
PharmaBlock Sciences Nanjing Incorporated Class A (Health care, Pharmaceuticals)	2,100	30,957
Pharmaron Beijing Company Limited Class A (Health care, Life sciences tools & services)	5,200	99,888
Pharmaron Beijing Company Limited Class H (Health care, Life sciences tools & services) 144A	7,600	92,143
PICC Property & Casualty Company Limited Class H (Financials, Insurance)	538,000	567,905
Pinduoduo Incorporated ADR (Consumer discretionary, Internet & direct marketing retail) †	5,368	278,384
Ping An Insurance Group Company Class H (Financials, Insurance)	52,500	407,067
Postal Savings Bank of China Company Limited Class H (Financials, Banks) 144A	312,000	256,178
Powerlong Real Estate Holdings Limited (Real estate, Real estate management & development)	32,000	15,338
Proya Cosmetics Company Limited (Consumer discretionary, Specialty retail)	1,900	56,120
Sailun Group Company Limited Class A (Consumer discretionary, Auto components)	51,600	99,070
Sany Heavy Equipment International Holdings Company Limited (Industrials, Machinery)	163,000	169,030
Seazen Group Limited (Real estate, Real estate management & development)	134,000	70,706
SG Micro Corporation Class A (Information technology, Semiconductors & semiconductor equipment)	2,300	127,413
Shaanxi Coal Industry Company Limited (Materials, Chemicals)	9,300	21,030
Shandong Hualu-Hengsheng Chemical Company Limited Class A (Materials, Chemicals)	489	2,750
Shanghai Baosight Software Company Limited Class A (Information technology, IT services)	26,110	223,551
Shanghai Baosight Software Company Limited Class B (Information technology, Software)	109,390	472,407
Shanghai Fosun Pharmaceutical Company Limited Class H (Health care, Pharmaceuticals)	10,000	40,095
Shanghai International Port (Group) Company Limited Class A (Industrials, Transportation infrastructure)	69,100	62,607
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  11

Portfolio of investments—February 28, 2022

	Shares	Value
China: (continued)
Shanghai Jahwa United Company (Consumer staples, Personal products)	12,200	$ 75,097
Shanghai Lujiazui Finance & Trade Zone Development Company Limited (Real estate, Real estate management & development)	440,254	392,266
Shanghai Medicilon Incorporated Class A (Health care, Life sciences tools & services)	1,320	81,318
Shanghai Pharmaceuticals Holding Company Limited Class A (Health care, Health care providers & services)	46,500	138,236
Shanghai Pharmaceuticals Holding Company Limited Class H (Health care, Health care providers & services)	69,834	126,055
Shanxi Taigang Stainless Steel Company Limited (Materials, Metals & mining)	175,300	203,801
Shenzhen New Industries Biomedical Engineering Company Limited Class A (Health care, Health care equipment & supplies)	2,300	14,858
Shenzhen Overseas Chinese Town Holding Company Class A (Consumer discretionary, Hotels, restaurants & leisure)	10,700	11,716
Shenzhen Sunlord Electronics Company Limited Class A (Information technology, Electronic equipment, instruments & components)	5,300	27,026
Shimao Property Holding Limited (Real estate, Real estate management & development)	28,000	16,803
Shimao Services Holdings Company Limited (Real estate, Real estate management & development) 144A	13,000	9,501
Sichuan Hebang Biotechnology Company Limited Class A (Materials, Chemicals) †	274,000	170,625
Sichuan Kelun Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	13,400	36,964
Sichuan Swellfun Company Limited Class A (Consumer staples, Beverages)	5,500	87,105
Sieyuan Electric Company Limited Class A (Industrials, Electrical equipment)	14,600	109,639
Sinopec Shanghai Petrochemical Company Limited Class A (Materials, Chemicals)	323,400	209,394
Sinopharm Group Company Limited Class H (Health care, Health care providers & services)	159,600	386,900
Sinotrans Limited Class A (Industrials, Air freight & logistics)	172,600	117,861
Sunac China Holdings Limited (Real estate, Real estate management & development)	55,000	44,957
Sunny Optical Technology Group Company Limited (Information technology, Electronic equipment, instruments & components)	12,400	297,153
Suzhou TA&A Ultra Clean Technology Company Limited Class A (Consumer discretionary, Textiles, apparel & luxury goods)	6,800	97,167
Tebian Electric Apparatus Stock Company Limited Class A (Industrials, Electrical equipment)	6,500	20,964
Tencent Holdings Limited (Communication services, Interactive media & services)	117,200	6,324,266
The Hello Group Incorporated ADR (Communication services, Interactive media & services)	5,672	54,054
Thunder Software Technology Company Limited Class A (Industrials, Commercial services & supplies)	2,700	60,204
Tibet Summit Resources Company Limited Class A (Materials, Metals & mining)	23,400	127,243
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
China: (continued)
Tingyi Holding Corporation (Consumer staples, Food products)	74,000	$ 163,718
Titan Wind Energy (Suzhou) Company Limited Class A (Industrials, Electrical equipment)	52,200	172,677
Tongcheng-Elong Holdings Limited (Consumer discretionary, Hotels, restaurants & leisure) †	94,000	175,070
Tongling Nonferrous Metals Group Company Limited Class A (Materials, Metals & mining)	117,100	74,293
Topsec Technologies Group Incorporated Class A (Information technology, Software)	42,700	99,908
Topsports International Holdings Limited (Consumer discretionary, Specialty retail) 144A	33,000	34,304
Transfar Zhilian Company Limited Class A (Materials, Chemicals)	63,700	78,057
Trip.com Group Limited ADR (Consumer discretionary, Hotels, restaurants & leisure) †	5,466	141,132
Unigroup Guoxin Microelectronics Company Limited Class A (Information technology, Semiconductors & semiconductor equipment)	1,400	49,211
Uni-President China Holdings Limited (Consumer staples, Food products)	179,000	186,138
Unisplendour Corporation Limited Class A (Information technology, Electronic equipment, instruments & components)	19,100	66,642
Vipshop Holdings Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	9,918	85,989
Walvax Biotechnology Company Limited Class A (Health care, Biotechnology)	16,500	123,086
Want Want China Holdings Limited (Consumer staples, Food products)	243,000	258,680
Weibo Corporation ADR (Communication services, Interactive media & services) †	1,227	33,657
Weichai Power Company Limited Class H (Industrials, Machinery)	91,000	153,984
Westone Information Industry Incorporated Class A (Information technology, Electronic equipment, instruments & components)	6,100	44,698
Will Semiconductor Company Limited Class A (Information technology, Semiconductors & semiconductor equipment)	400	15,711
Winning Health Technology Group Company Limited Class A (Information technology, IT services)	87,500	159,201
Wuhu Sanqi Interactive Entertainment Network Technology Group Company Limited Class A (Consumer discretionary, Auto components)	12,300	40,885
Wuhu Token Science Company Limited Class A (Information technology, Electronic equipment, instruments & components)	27,400	42,131
WuXi AppTec Company Limited (Health care, Life sciences tools & services) 144A	1,636	23,288
Wuxi Biologics (Cayman) Incorporated (Health care, Life sciences tools & services) 144A†	42,500	351,535
Wuxi Shangji Automation Company Limited Class A (Industrials, Machinery)	1,100	27,797
Xiamen Faratronic Company Limited Class A (Information technology, Electronic equipment, instruments & components)	5,300	180,001
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  13

Portfolio of investments—February 28, 2022

	Shares	Value
China: (continued)
Xiaomi Corporation Class B (Information technology, Technology hardware, storage & peripherals) 144A†	136,400	$ 256,734
Xinjiang Zhongtai Chemical Company Limited Class A (Materials, Chemicals)	91,000	156,592
Yanzhou Coal Mining Company Limited Class H (Energy, Oil, gas & consumable fuels)	104,000	254,989
Yealink Network Technology (Information technology, Communications equipment)	4,100	49,746
Yonyou Network Technology Company Limited Class A (Information technology, Software)	2,700	13,486
Youngor Group Company Limited (Real estate, Real estate management & development)	98,400	105,788
YTO Express Group Company Limited Class A (Industrials, Air freight & logistics)	7,900	21,768
Yum China Holdings Incorporated (Consumer discretionary, Hotels, restaurants & leisure)	6,405	333,188
Yunnan Aluminium Company Limited Class A (Materials, Metals & mining) †	10,600	24,428
Yunnan Tin Company Group Limited Class A (Materials, Metals & mining) †	13,300	53,125
Zhangzhou Pientzehuang Pharmaceutical Company (Health care, Pharmaceuticals)	1,800	103,718
Zhejiang China Commodities City Group Company Limited Class A (Real estate, Real estate management & development)	39,300	29,084
Zhejiang Expressway Company Limited Class H (Industrials, Transportation infrastructure)	420,000	378,885
Zhejiang Jinsheng Mechanical & Electrical Company Limited Class A (Information technology, Semiconductors & semiconductor equipment)	5,300	54,981
Zhejiang Jiuzhou Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	8,400	64,029
Zhejiang Juhua Company Limited Class A (Materials, Chemicals)	7,100	16,544
Zhejiang NHU Company Limited (Health care, Biotechnology)	1,480	7,984
Zhejiang Supor Company Limited Class A (Consumer discretionary, Household durables)	8,600	69,125
Zhongsheng Group Holdings Limited (Consumer discretionary, Specialty retail)	24,000	167,590
Zhuzhou CSR Times Electric Company Limited Class H (Industrials, Electrical equipment)	27,900	145,429
Zhuzhou Kibing Group Company Limited Class A (Industrials, Building products)	24,800	62,062
Zibo Qixiang Tengda Chemical Company Limited Class A (Materials, Chemicals)	51,000	78,344
Zijin Mining Group Company Limited Class H (Materials, Metals & mining)	88,000	130,608
ZTE Corporation Class H (Information technology, Communications equipment)	98,800	243,399
		47,948,440
Colombia: 0.16%
Bancolombia SA (Financials, Banks)	14,015	138,975
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Colombia: (continued)
Ecopetrol SA (Energy, Oil, gas & consumable fuels)	85,772	$ 71,088
Grupo de Inversiones Suramericana SA (Industrials, Professional services)	4,471	36,284
		246,347
Czech Republic: 0.15%
Komercni Banka AS (Financials, Banks)	2,093	82,339
Moneta Money Bank (Financials, Banks) 144A	39,681	157,117
		239,456
Egypt: 0.14%
Commercial International Bank ADR (Financials, Banks) †	72,287	214,692
Greece: 0.57%
Eurobank Ergasias SA (Financials, Banks) †	265,865	291,237
FF Group (Consumer discretionary, Textiles, apparel & luxury goods) ♦†	3,820	0
Hellenic Telecommunications Organization SA (Communication services, Diversified telecommunication services)	14,608	292,189
OPAP SA (Consumer discretionary, Hotels, restaurants & leisure)	21,586	314,610
		898,036
Hong Kong: 2.44%
Beijing Enterprises Holdings Limited (Utilities, Gas utilities)	10,500	35,894
Beijing Enterprises Water Group Limited (Utilities, Water utilities)	226,000	89,289
Brilliance China Automotive Holdings Limited (Consumer discretionary, Automobiles) ♦†	100,000	45,812
BYD Electronic International Company Limited (Information technology, Communications equipment)	31,000	87,476
China Everbright International Limited (Industrials, Commercial services & supplies)	57,000	40,925
China Mengniu Dairy Company Limited (Consumer staples, Food products)	45,334	294,781
China Merchants Port Holdings Company Limited (Industrials, Transportation infrastructure)	160,000	301,663
China Overseas Land & Investment Limited (Real estate, Real estate management & development)	76,500	233,567
China Overseas Property Holding Limited (Real estate, Real estate management & development)	220,000	238,861
China Resources Power Holdings Company (Utilities, Independent power & renewable electricity producers)	68,000	151,883
China Taiping Insurance Holdings Company Limited (Financials, Insurance)	48,400	57,287
China Traditional Chinese Medicine Holdings Company Limited (Health care, Pharmaceuticals)	290,000	165,317
CITIC Pacific Limited (Industrials, Industrial conglomerates)	113,000	131,862
COSCO Shipping Ports Limited (Industrials, Transportation infrastructure)	358,000	295,018
CSPC Pharmaceutical Group Limited (Health care, Pharmaceuticals)	266,000	315,306
Far East Horizon Limited (Financials, Diversified financial services)	4,000	3,409
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  15

Portfolio of investments—February 28, 2022

	Shares	Value
Hong Kong: (continued)
Haitian International Holdings Limited (Industrials, Machinery)	14,000	$ 37,300
Kingboard Chemicals Holdings Limited (Information technology, Electronic equipment, instruments & components)	74,500	348,522
Kingboard Laminates Holdings Limited (Information technology, Electronic equipment, instruments & components)	181,000	301,609
KWG Property Holding Limited (Real estate, Real estate management & development)	28,000	13,110
Lee & Man Paper Manufacturing Limited (Materials, Paper & forest products)	27,000	17,357
MMG Limited (Materials, Metals & mining) †	60,000	21,734
Shenzhou International Group Holdings Limited (Consumer discretionary, Textiles, apparel & luxury goods)	400	6,719
Sino Biopharmaceutical Limited (Health care, Pharmaceuticals)	447,000	285,349
Sinotruk Hong Kong Limited (Industrials, Machinery)	14,500	21,644
Sun Art Retail Group Limited (Consumer staples, Food & staples retailing)	40,000	14,431
Vinda International Holdings Limited (Consumer staples, Household products)	45,000	128,126
Wharf Holdings Limited (Real estate, Real estate management & development)	42,000	151,956
Yuexiu Property Company Limited (Real estate, Real estate management & development)	28,400	28,408
		3,864,615
Hungary: 0.24%
MOL Hungarian Oil & Gas plc (Energy, Oil, gas & consumable fuels)	6,366	49,657
OTP Bank plc (Financials, Banks) †	6,070	231,626
Richter Gedeon (Health care, Pharmaceuticals)	4,652	97,677
		378,960
India: 12.76%
ACC Limited (Materials, Construction materials)	5,865	163,358
Adani Enterprises Limited (Industrials, Trading companies & distributors)	1,494	32,854
Adani Ports & Special Economic Zone Limited (Industrials, Transportation infrastructure)	12,134	114,735
Ambuja Cements Limited (Materials, Construction materials)	37,130	155,616
Apollo Hospitals Enterprise Limited (Health care, Health care providers & services)	6,228	398,623
Asian Paints Limited (Materials, Chemicals)	2,048	86,551
Aurobindo Pharma Limited (Health care, Pharmaceuticals)	5,457	45,427
Avenue Supermarts Limited (Consumer staples, Food & staples retailing) †	2,849	164,827
Axis Bank Limited (Financials, Banks) †	42,073	417,412
Bajaj Auto Limited (Consumer discretionary, Automobiles)	2,225	104,703
Bajaj Finance Limited (Financials, Consumer finance)	3,995	374,033
Bajaj Finserv Limited (Financials, Diversified financial services)	795	170,439
Balkrishna Industries Limited (Consumer discretionary, Auto components)	2,705	65,777
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
India: (continued)
Bharat Electronics Limited (Industrials, Aerospace & defense)	74,661	$ 209,819
Bharat Petroleum Corporation Limited (Energy, Oil, gas & consumable fuels)	46,537	217,069
Bharti Airtel Limited (Communication services, Wireless telecommunication services) †	31,397	287,103
Britannia Industries Limited (Consumer staples, Food products)	3,099	141,454
Cholamandalam Investment & Finance Company Limited (Financials, Consumer finance)	3,712	34,245
Cipla India Limited (Health care, Pharmaceuticals)	17,450	214,775
Coal India Limited (Materials, Metals & mining)	38,920	88,031
Colgate-Palmolive Company India Limited (Consumer staples, Personal products)	8,899	171,675
Container Corporation of India Limited (Industrials, Transportation infrastructure)	34,312	274,619
Dabur India Limited (Consumer staples, Personal products)	6,341	47,541
Divi's Laboratories Limited (Health care, Life sciences tools & services)	4,416	250,968
DLF Limited (Real estate, Real estate management & development)	25,532	119,803
Gail India Limited (Utilities, Gas utilities)	94,056	181,867
Godrej Consumer Products Limited (Consumer staples, Personal products) †	10,408	106,442
Grasim Industries Limited (Industrials, Industrial conglomerates)	5,638	120,318
Havells India Limited (Industrials, Electrical equipment)	2,309	36,479
HCL Technologies Limited (Information technology, IT services)	27,309	410,652
HDFC Asset Management Company Limited (Financials, Capital markets) 144A	3,065	85,229
Hero Motorcorp Limited (Consumer discretionary, Automobiles)	1,380	46,746
Hindalco Industries Limited (Materials, Metals & mining)	31,085	238,892
Hindustan Petroleum Corporation Limited (Energy, Oil, gas & consumable fuels)	81,609	296,880
Hindustan Unilever Limited (Consumer staples, Personal products)	1,435	41,498
Housing Development Finance Corporation Limited (Financials, Thrifts & mortgage finance)	35,421	1,119,509
ICICI Bank Limited (Financials, Banks)	106,300	1,052,873
ICICI Lombard General Insurance Company Limited (Financials, Insurance) 144A	1,929	32,467
Indian Oil Corporation Limited (Energy, Oil, gas & consumable fuels)	169,637	260,375
Indian Railway Catering & Tourism Corporation (Industrials, Commercial services & supplies)	7,723	83,802
Indus Towers Limited (Communication services, Diversified telecommunication services)	25,639	73,589
Info Edge India Limited (Communication services, Interactive media & services)	4,248	252,517
Infosys Limited (Information technology, IT services)	75,487	1,720,339
ITC Limited (Consumer staples, Tobacco)	73,317	211,109
JSW Steel Limited (Materials, Metals & mining)	23,656	198,467
Jubilant Foodworks Limited (Consumer discretionary, Hotels, restaurants & leisure)	5,630	218,891
Kotak Mahindra Bank Limited (Financials, Banks)	8,207	202,024
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  17

Portfolio of investments—February 28, 2022

	Shares	Value
India: (continued)
Larsen & Toubro Infotech Limited (Information technology, IT services) 144A	2,267	$ 177,182
Larsen & Toubro Limited (Industrials, Construction & engineering)	2,893	70,134
Lupin Limited (Health care, Pharmaceuticals)	14,328	142,341
Mahindra & Mahindra Limited (Consumer discretionary, Automobiles)	12,096	127,693
Marico Limited (Consumer staples, Food products)	39,795	272,440
Maruti Suzuki India Limited (Consumer discretionary, Automobiles)	1,829	202,715
Mindtree Limited (Information technology, IT services)	6,961	361,212
Motherson Sumi Systems Limited (Consumer discretionary, Auto components)	26,201	52,678
Motherson Sumi Wiring India Limited (Consumer discretionary, Auto components) ♦‡†	26,201	12,101
Mphasis Limited (Information technology, IT services)	7,215	299,749
Nestle India Limited (Consumer staples, Food products)	810	190,232
NTPC Limited (Utilities, Independent power & renewable electricity producers)	104,537	186,090
Oil & Natural Gas Corporation Limited (Energy, Oil, gas & consumable fuels)	106,697	229,800
Page Industries Limited (Consumer discretionary, Textiles, apparel & luxury goods)	248	139,598
Petronet LNG Limited (Energy, Oil, gas & consumable fuels)	52,109	149,527
Piramal Enterprises Limited (Financials, Diversified financial services)	4,912	135,795
Power Grid Corporation of India Limited (Utilities, Electric utilities)	128,148	356,830
Reliance Industries Limited (Energy, Oil, gas & consumable fuels)	43,991	1,384,911
SBI Life Insurance Company Limited (Financials, Insurance) 144A	2,326	32,892
Shriram Transport Finance Company Limited (Financials, Consumer finance)	4,464	67,098
SRF Limited (Materials, Chemicals)	2,478	78,861
State Bank of India (Financials, Banks)	44,484	287,376
Sun Pharmaceutical Industries Limited (Health care, Pharmaceuticals)	21,531	241,867
Tata Consultancy Services Limited (Information technology, IT services)	17,332	821,047
Tata Motors Limited (Consumer discretionary, Automobiles) †	46,121	279,594
Tata Power Company Limited (Utilities, Electric utilities)	44,868	133,797
Tata Steel Limited (Materials, Metals & mining)	29,124	476,868
Tech Mahindra Limited (Information technology, IT services)	22,948	432,060
Titan Industries Limited (Consumer discretionary, Textiles, apparel & luxury goods)	4,093	139,025
Torrent Pharmaceuticals Limited (Health care, Pharmaceuticals)	937	34,293
Ultra Tech Cement Limited (Materials, Construction materials)	1,561	136,621
United Spirits Limited (Consumer staples, Beverages) †	14,325	169,145
UPL Limited (Materials, Chemicals)	4,156	36,936
Vedanta Limited (Materials, Metals & mining)	89,446	455,252
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
India: (continued)
Wipro Limited (Information technology, IT services)	42,716	$ 315,874
Yes Bank Limited (Financials, Banks) †	1,367,196	241,532
		20,213,588
Indonesia: 1.74%
PT Adaro Energy Tbk (Energy, Oil, gas & consumable fuels)	302,300	51,794
PT Aneka Tambang Tbk (Materials, Metals & mining)	484,200	75,438
PT Astra International Tbk (Consumer discretionary, Automobiles)	485,200	196,766
PT Bank Central Asia Tbk (Financials, Banks)	902,500	509,521
PT Bank Mandiri Persero Tbk (Financials, Banks)	419,400	226,745
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	259,700	145,513
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	1,187,100	379,587
PT Charoen Pokphand Indonesia Tbk (Consumer staples, Food products)	325,400	131,761
PT Gudang Garam Tbk (Consumer staples, Tobacco)	76,100	166,767
PT Hanson International Tbk (Real estate, Real estate management & development) ♦†	10,045,000	0
PT Kalbe Farma Tbk (Health care, Pharmaceuticals)	1,476,100	169,011
PT Sarana Menara Nusantara Tbk (Communication services, Diversified telecommunication services)	1,503,600	108,732
PT Telekomunikasi Indonesia Persero Tbk (Communication services, Diversified telecommunication services)	1,375,500	415,281
PT Unilever Indonesia Tbk (Consumer staples, Household products)	365,700	94,104
PT United Tractors Tbk (Energy, Oil, gas & consumable fuels)	46,100	80,444
		2,751,464
Kuwait: 0.81%
Agility Company (Industrials, Transportation infrastructure)	1,156	3,934
Boubyan Bank (Financials, Banks) †	34,710	94,496
Kuwait Finance House (Financials, Banks)	140,753	440,305
Mabanee Company KPSC (Real estate, Real estate management & development)	60,784	170,227
National Bank of Kuwait (Financials, Banks)	162,922	571,117
		1,280,079
Malaysia: 2.18%
CIMB Group Holdings Bhd (Financials, Banks)	233,000	317,391
Digi.com Bhd (Communication services, Wireless telecommunication services)	62,600	60,519
Fraser & Neave Holdings Bhd (Consumer staples, Beverages)	16,200	87,203
Genting Bhd (Consumer discretionary, Hotels, restaurants & leisure)	109,800	121,708
Genting Malaysia Bhd (Consumer discretionary, Hotels, restaurants & leisure)	90,400	64,701
Hartalega Holdings Bhd (Health care, Health care equipment & supplies)	169,600	186,627
Hong Leong Bank Bhd (Financials, Banks)	17,500	83,781
Hong Leong Financial Group Bhd (Financials, Banks)	24,567	113,049
IHH Healthcare Bhd (Health care, Health care providers & services)	40,300	63,226
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  19

Portfolio of investments—February 28, 2022

	Shares	Value
Malaysia: (continued)
Inari Amertron Bhd (Information technology, Electronic equipment, instruments & components)	242,500	$ 187,761
IOI Corporation Bhd (Consumer staples, Food products)	73,400	80,652
Kuala Lumpur Kepong Bhd (Consumer staples, Food products)	11,400	70,597
Malayan Banking Bhd (Financials, Banks)	101,300	211,662
Nestle Malaysia Bhd (Consumer staples, Food products)	1,600	51,130
Petronas Chemicals Group Bhd (Materials, Chemicals)	48,600	110,547
Petronas Dagangan Bhd (Energy, Oil, gas & consumable fuels)	17,200	88,161
Petronas Gas Bhd (Utilities, Gas utilities)	19,900	82,613
Public Bank Bhd (Financials, Banks)	255,600	271,459
RHB Bank Bhd (Financials, Banks)	122,100	172,075
Sime Darby Bhd (Industrials, Industrial conglomerates)	557,900	302,124
Sime Darby Plantation Bhd (Consumer staples, Food products)	31,200	36,605
Supermax Corporation Bhd (Health care, Health care equipment & supplies)	1	0
Telecom Malaysia Bhd (Communication services, Diversified telecommunication services)	166,500	200,665
Top Glove Corporation Bhd (Health care, Health care equipment & supplies)	496,350	242,353
Westports Holdings Bhd (Industrials, Transportation infrastructure)	256,700	239,061
		3,445,670
Mexico: 2.23%
Alfa SAB de CV Class A (Industrials, Industrial conglomerates)	439,400	325,243
America Movil SAB de CV Series L (Communication services, Wireless telecommunication services)	709,423	644,961
Arca Continental SAB de CV (Consumer staples, Beverages)	22,500	148,308
Cemex SAB de CV Series CPO (Materials, Construction materials) †	131,600	67,596
Coca-Cola Femsa SAB de CV (Consumer staples, Beverages)	46,050	254,971
Fibra Uno Administracion SAB de CV (Real estate, Equity REITs)	52,800	59,191
Fomento Economico Mexicano SAB de CV (Consumer staples, Beverages)	13,700	110,083
Gruma SAB de CV Class B (Consumer staples, Food products)	10,950	148,283
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation infrastructure)	3,600	52,725
Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation infrastructure)	6,260	134,767
Grupo Bimbo SAB de CV Series A (Consumer staples, Food products)	47,000	145,491
Grupo Financiero Banorte SAB de CV (Financials, Banks)	62,000	420,750
Grupo Financiero Inbursa SAB de CV (Financials, Banks) †	92,500	151,163
Grupo Mexico SAB de CV Series B (Materials, Metals & mining)	40,700	207,902
Grupo Televisa SAB de CV Series B (Communication services, Media)	46,200	98,824
Kimberly-Clark de Mexico SAB de CV Class A (Consumer staples, Household products)	58,300	81,496
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Mexico: (continued)
Orbia Advance Corporation SAB de CV (Materials, Chemicals)	25,800	$ 65,908
Walmart de Mexico SAB de CV (Consumer staples, Food & staples retailing)	110,239	419,835
		3,537,497
Peru: 0.20%
Credicorp Limited (Financials, Banks)	2,151	325,339
Philippines: 1.04%
Aboitiz Equity Ventures Incorporated (Industrials, Industrial conglomerates)	60,100	70,216
Bank of the Philippine Islands (Financials, Banks)	105,800	206,777
BDO Unibank Incorporated (Financials, Banks)	118,020	299,082
Energy Development Corporation (Utilities, Independent power & renewable electricity producers) ♦†	231,800	0
Globe Telecom Incorporated (Communication services, Wireless telecommunication services)	1,265	63,562
GT Capital Holdings Incorporated (Industrials, Industrial conglomerates)	13,813	156,428
International Container Terminal Services Incorporated (Industrials, Transportation infrastructure)	58,520	240,381
Jollibee Foods Corporation (Consumer discretionary, Hotels, restaurants & leisure)	26,050	122,451
Metro Pacific Investments Corporation (Financials, Diversified financial services)	1,830,100	138,484
Metropolitan Bank & Trust Company (Financials, Banks)	197,317	219,754
PLDT Incorporated (Communication services, Wireless telecommunication services)	2,920	102,459
Universal Robina Corporation (Consumer staples, Food products)	10,530	24,646
		1,644,240
Poland: 0.91%
Allegro SA (Consumer discretionary, Internet & direct marketing retail) 144A†	17,587	131,069
Bank Pekao SA (Financials, Banks)	7,498	205,700
CD Projekt SA (Communication services, Entertainment)	330	13,107
Cyfrowy Polsat SA (Communication services, Media)	3,355	21,754
Dino Polska SA (Consumer staples, Food & staples retailing) 144A†	711	49,995
KGHM Polska Miedz SA (Materials, Metals & mining)	56	2,199
LPP SA (Consumer discretionary, Textiles, apparel & luxury goods)	16	32,906
mBank SA (Financials, Banks) †	1,801	176,015
Orange Polska SA (Communication services, Diversified telecommunication services) †	69,406	128,793
PGE SA (Utilities, Electric utilities) †	115,052	223,182
PKO Bank Polski SA (Financials, Banks) †	5,152	49,513
Polski Koncern Naftowy Orlen SA (Energy, Oil, gas & consumable fuels)	6,086	102,804
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	20,840	156,355
Santander Bank Polska SA (Financials, Banks)	2,067	154,951
		1,448,343
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  21

Portfolio of investments—February 28, 2022

	Shares	Value
Russia: 0.43%
Alrosa PJSC (Materials, Metals & mining) ♦‡	52,390	$ 14,827
Gazprom PJSC (Energy, Oil, gas & consumable fuels) ♦‡	143,160	109,744
Inter Rao Ues PJSC (Utilities, Electric utilities) ♦‡	862,002	8,052
Lukoil PJSC (Energy, Oil, gas & consumable fuels) ♦‡	8,545	142,464
Magnit PJSC (Consumer staples, Food & staples retailing)	7,384	11,719
MMC Norilsk Nickel PJSC (Materials, Metals & mining) ♦‡	1,210	81,216
Mobile TeleSystems PJSC ADR (Communication services, Wireless telecommunication services) ♦‡	6,364	14,935
Novolipetsk Steel PJSC (Materials, Metals & mining) ♦‡	28,410	17,912
Ozon Holdings plc (Consumer discretionary, Internet & direct marketing retail) ♦‡†	828	3,003
Phosagro PJSC (Materials, Chemicals)	2,756	16,861
Polyus PJSC (Materials, Metals & mining) ♦‡	772	28,718
Rosneft Oil Company PJSC (Energy, Oil, gas & consumable fuels) ♦‡	17,010	17,319
Sberbank of Russia PJSC (Financials, Banks) ♦‡	194,870	87,872
Severstal PJSC (Materials, Metals & mining) ♦‡	4,920	23,189
Tatneft PJSC (Energy, Oil, gas & consumable fuels) ♦‡	28,052	34,855
TCS Group Holding plc (Financials, Banks) ♦‡	2,546	28,662
VTB Bank PJSC (Financials, Banks) ♦‡	17,390,000	1,179
Yandex NV (Communication services, Interactive media & services) ♦‡†	6,310	41,560
		684,087
South Africa: 3.64%
Absa Group Limited (Financials, Banks)	19,636	225,575
Anglo American Platinum Limited (Materials, Metals & mining)	260	40,582
Anglogold Ashanti Limited (Materials, Metals & mining)	2,955	69,138
Aspen Pharmacare Holdings Limited (Health care, Pharmaceuticals)	13,842	180,944
Bid Corporation Limited (Consumer staples, Food & staples retailing)	8,670	176,149
Capitec Bank Holdings Limited (Financials, Banks)	870	117,461
Clicks Group Limited (Consumer staples, Food & staples retailing)	5,241	101,897
Exxaro Resources Limited (Energy, Oil, gas & consumable fuels)	15,877	204,794
FirstRand Limited (Financials, Diversified financial services)	41,376	178,151
Gold Fields Limited (Materials, Metals & mining)	4,486	62,462
Impala Platinum Holdings Limited (Materials, Metals & mining)	16,388	312,591
Mr Price Group Limited (Consumer discretionary, Specialty retail)	3,015	41,103
MTN Group Limited (Communication services, Wireless telecommunication services) †	42,947	536,088
MultiChoice Group Limited (Communication services, Media)	6,146	50,371
Naspers Limited (Consumer discretionary, Internet & direct marketing retail)	4,340	546,539
Nedbank Group Limited (Financials, Banks)	23,994	341,101
Northam Platinum Holdings Limited (Materials, Metals & mining) †	8,112	130,979
Old Mutual Limited (Financials, Insurance)	139,251	114,109
Rand Merchant Investment Holdings Limited (Financials, Insurance)	53,270	167,609
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
South Africa: (continued)
Remgro Limited (Financials, Diversified financial services)	18,758	$ 170,461
Sanlam Limited (Financials, Insurance)	3,482	14,674
Sasol Limited (Materials, Chemicals) †	19,407	445,292
Shoprite Holdings Limited (Consumer staples, Food & staples retailing)	20,736	309,304
Sibanye Stillwater Limited (Materials, Metals & mining)	49,674	234,343
SPAR Group Limited (Consumer staples, Food & staples retailing)	7,200	76,831
Standard Bank Group Limited (Financials, Banks)	21,598	228,853
The Bidvest Group Limited (Industrials, Industrial conglomerates)	7,057	96,690
Tiger Brands Limited (Consumer staples, Food products)	10,173	108,067
Vodacom Group Limited (Communication services, Wireless telecommunication services)	12,229	117,715
Woolworths Holdings Limited (Consumer discretionary, Multiline retail)	108,790	358,212
		5,758,085
South Korea: 12.78%
Amorepacific Group (Consumer staples, Personal products)	2,112	86,289
BGF Retail Company Limited (Consumer staples, Food & staples retailing)	2,611	369,891
Celltrion Healthcare Company Limited (Health care, Health care providers & services)	1,907	101,429
Celltrion Incorporated (Health care, Pharmaceuticals)	1,490	198,885
Cheil Worldwide Incorporated (Communication services, Media)	14,383	270,428
CJ Cheiljedang Corporation (Consumer staples, Food products)	359	113,715
CJ Corporation (Industrials, Industrial conglomerates)	3,708	261,212
CJ ENM Company Limited (Communication services, Entertainment)	237	25,862
CJ Korea Express Corporation (Industrials, Road & rail) †	1,369	141,940
Coway Company Limited (Consumer discretionary, Household durables)	3,477	208,824
Daelim Industrial Company Limited (Industrials, Construction & engineering)	1	51
Dongbu Insurance Company Limited (Financials, Insurance)	6,440	331,012
Doosan Bobcat Incorporated (Industrials, Machinery)	7,784	249,826
Douzone Bizon Company Limited (Information technology, Software)	1,855	75,121
Ecopro BM Company Limited (Industrials, Electrical equipment)	520	164,555
E-MART Incorporated (Consumer staples, Food & staples retailing)	389	42,422
F&F Holdings Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	350	261,603
Green Cross Corporation (Health care, Biotechnology)	746	113,510
GS Engineering & Construction Corporation (Industrials, Construction & engineering)	757	27,206
GS Holdings Corporation (Energy, Oil, gas & consumable fuels)	2,697	90,185
Hana Financial Group Incorporated (Financials, Banks)	6,209	252,258
Hankook Tire Company Limited (Consumer discretionary, Auto components)	4,898	144,311
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  23

Portfolio of investments—February 28, 2022

	Shares	Value
South Korea: (continued)
Hotel Shilla Company Limited (Consumer discretionary, Specialty retail)	149	$ 10,070
HYBE Company Limited (Communication services, Entertainment) †	333	80,914
Hyundai Engineering & Construction Company Limited (Industrials, Construction & engineering)	1,633	59,494
Hyundai Glovis Company Limited (Industrials, Air freight & logistics)	765	112,849
Hyundai Heavy Industries Holdings Company Limited (Energy, Oil, gas & consumable fuels)	1,042	44,868
Hyundai Merchant Marine Company Limited (Industrials, Marine) †	1,308	31,684
Hyundai Mobis Company Limited (Consumer discretionary, Auto components)	982	184,386
Hyundai Motor Company Limited (Consumer discretionary, Automobiles)	2,213	325,636
Hyundai Steel Company Limited (Materials, Metals & mining)	697	23,246
Industrial Bank of Korea (Financials, Banks)	20,755	186,454
Kakao Corporation (Communication services, Interactive media & services)	6,433	509,473
Kakao Games Corporation (Communication services, Entertainment) †	2,414	149,986
KakaoBank Corporation (Financials, Banks) †	2,358	95,201
Kangwon Land Incorporated (Consumer discretionary, Hotels, restaurants & leisure) †	1,472	32,740
KB Financial Group Incorporated (Financials, Banks)	9,344	460,981
Kia Corporation (Consumer discretionary, Automobiles)	5,654	350,522
Korea Investment Holdings Company Limited (Financials, Capital markets)	5,180	344,134
Korea Zinc Company Limited (Materials, Metals & mining)	266	121,998
Korean Air Lines Company Limited (Industrials, Airlines) †	3,679	90,639
Krafton Incorporated (Communication services, Entertainment) †	488	121,065
KT&G Corporation (Consumer staples, Tobacco)	1,096	72,858
Kumho Petrochemical Company Limited (Materials, Chemicals)	2,565	346,046
L&F Company Limited (Information technology, Electronic equipment, instruments & components)	50	8,227
LG Chem Limited (Materials, Chemicals)	611	289,946
LG Corporation (Industrials, Industrial conglomerates)	3,731	234,494
LG Display Company Limited (Information technology, Electronic equipment, instruments & components)	11,907	187,254
LG Electronics Incorporated (Consumer discretionary, Household durables)	2,249	234,787
LG Household & Health Care Limited (Consumer staples, Personal products)	62	49,193
LG Innotek Company Limited (Information technology, Electronic equipment, instruments & components)	1,304	359,973
LG Uplus Corporation (Communication services, Diversified telecommunication services)	20,847	228,991
Lotte Chemical Corporation (Materials, Chemicals)	374	68,928
Lotte Shopping Company Limited (Consumer discretionary, Multiline retail)	1,363	97,390
Meritz Securities Company Limited (Financials, Capital markets)	6,570	32,173
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
South Korea: (continued)
Mirae Asset Daewoo Company Limited (Financials, Capital markets)	12,157	$ 89,711
Naver Corporation (Communication services, Interactive media & services)	2,580	687,460
NH Investment & Securities Company Limited (Financials, Capital markets)	28,528	276,063
Orion Corporation of Republic of Korea (Consumer staples, Food products)	588	44,996
Pearl Abyss Corporation (Communication services, Entertainment) †	2,273	182,302
POSCO (Materials, Metals & mining)	1,528	363,547
Samsung Biologics Company Limited (Health care, Life sciences tools & services) †	59	38,383
Samsung Electro-Mechanics Company Limited (Information technology, Electronic equipment, instruments & components)	1,253	175,180
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	95,202	5,736,242
Samsung Engineering Company Limited (Industrials, Construction & engineering) †	8,913	174,116
Samsung Fire & Marine Insurance Company Limited (Financials, Insurance)	1,090	173,332
Samsung SDI Company Limited (Information technology, Electronic equipment, instruments & components)	715	329,501
Samsung Securities Company Limited (Financials, Capital markets)	5,911	209,497
SD Biosensor Incorporated (Health care, Health care equipment & supplies)	154	6,993
Seegene Incorporated (Health care, Biotechnology)	10,096	432,715
Shinhan Financial Group Company Limited (Financials, Banks)	9,078	295,359
Sillajen Incorporated (Health care, Biotechnology) ♦‡†	2,972	7,910
SK Bioscience Company Limited (Health care, Biotechnology) †	1,121	137,276
SK Company Limited (Industrials, Industrial conglomerates)	816	155,864
SK Hynix Incorporated (Information technology, Semiconductors & semiconductor equipment)	10,931	1,139,606
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	1	46
S-Oil Corporation (Energy, Oil, gas & consumable fuels)	2,554	181,894
Soulbrain Company Limited (Materials, Chemicals)	1	24
Woori Financial Group Incorporated (Financials, Banks)	27,628	330,475
		20,245,627
Taiwan: 15.82%
Accton Technology Corporation (Information technology, Communications equipment)	13,000	117,891
Acer Incorporated (Information technology, Technology hardware, storage & peripherals)	144,000	149,447
Advantech Company Limited (Information technology, Technology hardware, storage & peripherals)	2,000	26,337
ASE Technology Holding Company Limited (Information technology, Semiconductors & semiconductor equipment)	96,000	346,974
Asia Cement Corporation (Materials, Construction materials)	7,500	12,122
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  25

Portfolio of investments—February 28, 2022

	Shares	Value
Taiwan: (continued)
Asustek Computer Incorporated (Information technology, Technology hardware, storage & peripherals)	21,000	$ 280,150
AU Optronics Corporation (Industrials, Machinery)	294,000	220,111
Cathay Financial Holding Company (Financials, Insurance)	191,000	429,489
Chailease Holding Company Limited (Financials, Diversified financial services)	16,014	145,335
China Development Financial Holding Corporation (Financials, Insurance)	418,000	286,252
China Steel Corporation (Materials, Metals & mining)	126,000	163,845
Chunghwa Telecom Company Limited (Communication services, Diversified telecommunication services)	63,000	280,011
Compal Electronic Incorporated (Information technology, Technology hardware, storage & peripherals)	225,000	204,978
CTBC Financial Holding Company Limited (Financials, Banks)	493,000	481,896
Delta Electronics Incorporated (Information technology, Electronic equipment, instruments & components)	18,000	160,418
E.SUN Financial Holding Company Limited (Financials, Banks)	127,001	134,247
Eclat Textile Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	4,667	96,738
eMemory Technology Incorporated (Information technology, Semiconductors & semiconductor equipment)	4,000	269,949
Evergreen Marine Corporation (Taiwan) Limited (Industrials, Marine)	42,000	220,637
Feng Tay Enterprise Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	1,000	7,454
First Financial Holding Company Limited (Financials, Banks)	92,000	84,708
Formosa Plastics Corporation (Materials, Chemicals)	48,000	181,249
Fubon Financial Holding Company Limited (Financials, Insurance)	203,400	549,193
Giant Manufacturing Company Limited (Consumer discretionary, Leisure products)	38,000	394,508
GlobalWafers Company Limited (Information technology, Semiconductors & semiconductor equipment)	6,000	148,515
Hon Hai Precision Industry Company Limited (Information technology, Electronic equipment, instruments & components)	242,400	900,409
Innolux Display Corporation (Information technology, Electronic equipment, instruments & components)	349,000	212,371
Inventec Company Limited (Information technology, Technology hardware, storage & peripherals)	252,834	233,492
Lite-On Technology Corporation (Information technology, Technology hardware, storage & peripherals)	132,000	324,572
Mediatek Incorporated (Information technology, Semiconductors & semiconductor equipment)	28,000	1,106,443
Mega Financial Holding Company Limited (Financials, Banks)	169,000	227,745
Micro-Star International Company Limited (Information technology, Technology hardware, storage & peripherals)	42,000	236,745
Momo.com Incorporated (Consumer discretionary, Internet & direct marketing retail)	13,000	462,788
Nan Ya Plastics Corporation (Materials, Chemicals)	68,000	214,472
Nan Ya Printed Circuit Board Corporation (Information technology, Electronic equipment, instruments & components)	13,000	248,945
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Taiwan: (continued)
Nien Made Enterprise Company Limited (Consumer discretionary, Specialty retail)	5,000	$ 64,819
Novatek Microelectronics Corporation Limited (Information technology, Semiconductors & semiconductor equipment)	22,000	364,726
Pegatron Corporation (Information technology, Technology hardware, storage & peripherals)	81,000	200,763
Pharmally International Holding Company Limited (Health care, Pharmaceuticals) ♦†	2,064	0
Pou Chen Corporation (Consumer discretionary, Textiles, apparel & luxury goods)	50,000	57,661
President Chain Store Corporation (Consumer staples, Food & staples retailing)	7,000	65,412
Quanta Computer Incorporated (Information technology, Technology hardware, storage & peripherals)	55,000	183,914
Realtek Semiconductor Corporation (Information technology, Semiconductors & semiconductor equipment)	16,000	263,807
Ruentex Development Company Limited (Real estate, Real estate management & development)	37,000	95,535
Shin Kong Financial Holding Company Limited (Financials, Insurance)	269,000	109,089
Silergy Corporation (Information technology, Semiconductors & semiconductor equipment)	1,000	133,251
Sinopac Financial Holdings Company Limited (Financials, Banks)	395,400	242,800
Synnex Technology International Corporation (Information technology, Electronic equipment, instruments & components)	113,000	292,553
Taishin Financial Holdings Company Limited (Financials, Banks)	318,165	222,978
Taiwan Cement Corporation (Materials, Construction materials)	31,843	54,057
Taiwan Cooperative Financial Holdings Company Limited (Financials, Banks)	202,000	191,634
Taiwan Semiconductor Manufacturing Company Limited (Information technology, Semiconductors & semiconductor equipment)	499,000	10,728,279
The Shanghai Commercial & Savings Bank Limited (Financials, Banks)	99,000	163,077
Unimicron Technology Corporation (Information technology, Electronic equipment, instruments & components)	22,000	204,552
Uni-President Enterprises Corporation (Consumer staples, Food products)	64,000	153,977
United Microelectronics Corporation (Information technology, Semiconductors & semiconductor equipment)	249,000	469,203
Vanguard International Semiconductor Corporation (Information technology, Semiconductors & semiconductor equipment)	39,000	176,996
Wan Hai Lines Limited (Industrials, Marine)	6,000	40,869
Windbond Electronics Corporation (Information technology, Semiconductors & semiconductor equipment)	40,000	48,172
Wistron Corporation (Information technology, Technology hardware, storage & peripherals)	129,000	135,949
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  27

Portfolio of investments—February 28, 2022

	Shares	Value
Taiwan: (continued)
Wiwynn Corporation (Information technology, Technology hardware, storage & peripherals)	6,000	$ 214,294
WPG Holdings Company Limited (Information technology, Electronic equipment, instruments & components)	176,440	352,123
Yang Ming Marine Transport Corporation (Industrials, Marine) †	59,000	249,363
Yuanta Financial Holding Company Limited (Financials, Diversified financial services)	9,560	8,540
		25,048,829
Thailand: 2.50%
Advanced Info Service PCL (Communication services, Wireless telecommunication services)	30,800	216,811
Bangkok Commercial Asset Management PCL NVDR (Financials, Capital markets)	155,700	104,820
Bangkok Dusit Medical Services PCL (Health care, Health care providers & services)	266,700	193,908
Bangkok Expressway and Metro PCL (Industrials, Transportation infrastructure)	22,400	6,125
Berli Jucker PCL (Consumer staples, Food & staples retailing)	10,800	11,105
BTS Group Holdings PCL (Industrials, Road & rail)	22,700	6,617
Bumrungrad Hospital PCL (Health care, Health care providers & services)	43,300	204,043
Carabao Group PCL (Consumer staples, Beverages)	54,800	179,413
Central Pattana PCL NVDR (Real estate, Real estate management & development)	2,800	4,761
Central Retail Corporation PCL (Consumer discretionary, Multiline retail)	27,700	32,571
Charoen Pokphand Foods PCL (Consumer staples, Food products)	25,500	19,758
CP All PCL (Consumer staples, Food & staples retailing)	16,600	34,681
Electricity Genera PCL (Utilities, Independent power & renewable electricity producers)	14,600	80,422
Energy Absolute PCL (Utilities, Independent power & renewable electricity producers)	15,600	45,593
Home Product Center PCL (Consumer discretionary, Specialty retail)	180,800	84,665
Indorama Ventures PCL (Materials, Chemicals)	52,800	73,152
Intouch Holdings PCL (Communication services, Wireless telecommunication services)	104,500	242,999
Krung Thai Bank PCL (Financials, Banks)	380,100	163,530
Krungthai Card PCL (Financials, Consumer finance)	25,300	49,234
Land & Houses PCL (Real estate, Real estate management & development)	742,867	218,775
Osotspa PCL (Consumer staples, Beverages)	89,400	96,773
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	30,400	127,992
PTT Global Chemical PCL (Materials, Chemicals)	53,700	87,513
PTT Oil & Retail Business PCL (Consumer discretionary, Specialty retail)	227,700	180,431
PTT PCL (Energy, Oil, gas & consumable fuels)	47,500	57,820
Ratchaburi Electricity Generating Holding PCL (Utilities, Independent power & renewable electricity producers)	50,600	71,357
SCG Packaging PCL (Materials, Containers & packaging)	11,000	20,690
Siam Commercial Bank PCL (Financials, Banks)	84,800	327,689
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Thailand: (continued)
Sri Trang Gloves Thailand PCL (Health care, Health care equipment & supplies)	352,500	$ 277,793
Srisawad Power 1979 PCL (Financials, Diversified financial services)	100,940	179,201
Thai Union Group PCL (Consumer staples, Food products)	673,000	420,174
The Siam Cement PCL (Materials, Construction materials)	11,500	138,398
		3,958,814
Turkey: 0.40%
Akbank TAS (Financials, Banks)	282,055	143,969
Bim Birlesik Magazalar AS (Consumer staples, Food & staples retailing)	7,241	38,245
Ford Otomotiv Sanayi AS (Consumer discretionary, Automobiles)	9,676	188,483
Turk Sise ve Cam Fabrikalari AS (Industrials, Industrial conglomerates)	139,649	124,915
Turkcell Iletisim Hizmetleri AS (Communication services, Wireless telecommunication services)	28,546	42,323
Turkiye Is Bankasi Class C AS (Financials, Banks)	165,089	95,590
		633,525
United States: 0.17%
Parade Technologies Limited (Information technology, Semiconductors & semiconductor equipment)	4,000	276,167
Total Common stocks (Cost $145,486,806)		150,430,102

	Dividend yield
Preferred stocks: 2.90%
Brazil: 2.45%
Alpargatas SA (Consumer discretionary, Textiles, apparel & luxury goods)	1.55%	11,900	59,252
Banco Bradesco SA (Financials, Banks)	4.83	119,631	468,632
Braskem SA Class A (Materials, Chemicals)	14.40	46,100	431,984
Centrais Elétricas Brasileiras SA-Eletrobras Class B (Utilities, Electric utilities)	2.95	54,600	362,640
Companhia Energetica de Minas Gerais SA (Utilities, Electric utilities)	8.17	140,306	344,770
Gerdau SA (Materials, Metals & mining)	11.36	71,700	355,619
Itau Unibanco Holding SA (Financials, Banks)	2.72	109,770	538,878
Itaúsa SA (Financials, Banks)	1.25	266,014	515,167
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	15.55	121,600	799,332
			3,876,274
South Korea: 0.45%
Hyundai Motor Company Limited (Consumer discretionary, Automobiles)	5.86	128	9,388
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  29

Portfolio of investments—February 28, 2022

	Dividend yield	Shares	Value
South Korea: 0.45% (continued)
LG Household & Health Care Limited (Consumer staples, Personal products)	2.32%	235	$ 103,002
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	2.25	10,916	603,300
			715,690
Total Preferred stocks (Cost $4,253,106)			4,591,964

	Expiration date
Rights: 0.00%
South Korea: 0.00%
Samsung Biologics Company Limited (Health care, Life sciences tools & services) ♦†	3-29-2022	4	466
Total Rights (Cost $0)			466

		Yield
Short-term investments: 1.69%
Investment companies: 1.69%
Allspring Government Money Market Fund Select Class ♠∞		0.03	2,681,400	2,681,400
Total Short-term investments (Cost $2,681,400)				2,681,400
Total investments in securities (Cost $152,421,312)	99.57%			157,703,932
Other assets and liabilities, net	0.43			673,323
Total net assets	100.00%			$158,377,255

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,365,153	$79,778,897	$(82,462,650)	$0	$0	$2,681,400	2,681,400	$1,427
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—February 28, 2022

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	63	3-18-2022	$3,754,858	$3,702,825	$0	$(52,033)
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  31

Statement of assets and liabilities—February 28, 2022

Assets
Investments in unaffiliated securities, at value (cost $149,739,912)	$ 155,022,532
Investments in affiliated securities, at value (cost $2,681,400)	2,681,400
Cash	24,245
Cash at broker segregated for futures contracts	840,340
Foreign currency, at value (cost $377,850)	373,249
Receivable for dividends	566,292
Prepaid expenses and other assets	2,021
Total assets	159,510,079
Liabilities
Custody and accounting fees payable	516,554
Payable for investments purchased	213,874
Contingent tax liability	290,915
Payable for daily variation margin on open futures contracts	46,305
Advisory fee payable	12,735
Accrued expenses and other liabilities	52,441
Total liabilities	1,132,824
Total net assets	$158,377,255
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Statement of operations—year ended February 28, 2022

Investment income
Dividends (net of foreign withholdings taxes of $614,501)	$ 5,014,192
Income from affiliated securities	1,427
Total investment income	5,015,619
Expenses
Advisory fee	264,584
Custody and accounting fees	344,123
Professional fees	63,356
Interest holder report expenses	18,437
Trustees’ fees and expenses	20,121
Other fees and expenses	40,084
Total expenses	750,705
Less: Fee waivers and/or expense reimbursements	(420,857)
Net expenses	329,848
Net investment income	4,685,771
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	13,259,795
Foreign currency and foreign currency translations	(136,882)
Futures contracts	(419,363)
Net realized gains on investments	12,703,550
Net change in unrealized gains (losses) on
Unaffiliated securities (net of foreign taxes of $(239,938))	(34,021,620)
Foreign currency and foreign currency translations	(2,026)
Futures contracts	292,575
Net change in unrealized gains (losses) on investments	(33,731,071)
Net realized and unrealized gains (losses) on investments	(21,027,521)
Net decrease in net assets resulting from operations	$(16,341,750)
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  33

Statement of changes in net assets

	Year ended February 28, 2022	Year ended February 28, 2021
Operations
Net investment income	$ 4,685,771	$ 4,382,426
Net realized gains (losses) on investments	12,703,550	(5,841,255)
Net change in unrealized gains (losses) on investments	(33,731,071)	48,370,662
Net increase (decrease) in net assets resulting from operations	(16,341,750)	46,911,833
Capital transactions
Transactions in investors’ beneficial interests
Contributions	43,860,415	52,744,158
Withdrawals	(40,306,725)	(145,512,035)
Net increase (decrease) in net assets resulting from capital transactions	3,553,690	(92,767,877)
Total decrease in net assets	(12,788,060)	(45,856,044)
Net assets
Beginning of period	171,165,315	217,021,359
End of period	$158,377,255	$ 171,165,315
The accompanying notes are an integral part of these financial statements.

34  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Financial highlights
	Year ended February 28
	2022	2021	2020 [1]	2019	2018 [2]
Total return[3]	(9.21)%	23.70%	(6.15)%	(11.16)%	13.43%
Ratios to average net assets (annualized)
Gross expenses	0.43%	0.53%	0.52%	0.58%	0.49%
Net expenses	0.19% *	0.22% *	0.39%	0.45%	0.49%
Net investment income	2.66%	2.15%	2.51%	2.33%	1.56%
Supplemental data
Portfolio turnover rate	87%	133%	59%	81%	136%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Year ended February 28, 2022	0.24%
Year ended February 28, 2021	0.31%

[1]	Year ended February 29
[2]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  35

Notes to financial statements
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Factor Enhanced Emerging Markets Equity Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Portfolio changed their names to "Allspring", including Allspring Funds Management, LLC, the adviser to the Portfolio, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC. Consummation of the transaction resulted in a new advisory agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2022, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the

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Notes to financial statements
authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2022, the aggregate cost of all investments for federal income tax purposes was $155,857,683 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 22,711,010
Gross unrealized losses	(20,916,794)
Net unrealized gains	$ 1,794,216

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  37

Notes to financial statements
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to financial statements
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$ 0	$ 4,577,918	$ 0	$ 4,577,918
Chile	553,655	256,629	0	810,284
China	10,693,016	37,255,424	0	47,948,440
Colombia	246,347	0	0	246,347
Czech Republic	157,117	82,339	0	239,456
Egypt	214,692	0	0	214,692
Greece	0	898,036	0	898,036
Hong Kong	131,535	3,733,080	0	3,864,615
Hungary	97,677	281,283	0	378,960
India	0	20,201,487	12,101	20,213,588
Indonesia	169,011	2,582,453	0	2,751,464
Kuwait	170,227	1,109,852	0	1,280,079
Malaysia	1,338,263	2,107,407	0	3,445,670
Mexico	3,537,497	0	0	3,537,497
Peru	325,339	0	0	325,339
Philippines	779,907	864,333	0	1,644,240
Poland	305,498	1,142,845	0	1,448,343
Russia	0	28,580	655,507	684,087
South Africa	2,043,493	3,714,592	0	5,758,085
South Korea	338,005	19,899,712	7,910	20,245,627
Taiwan	0	25,048,829	0	25,048,829
Thailand	697,967	3,260,847	0	3,958,814
Turkey	393,966	239,559	0	633,525
United States	0	276,167	0	276,167
Preferred stocks
Brazil	0	3,876,274	0	3,876,274
South Korea	0	715,690	0	715,690
Rights
South Korea	0	466	0	466
Short-term investments
Investment companies	2,681,400	0	0	2,681,400
Total assets	$24,874,612	$132,153,802	$675,518	$157,703,932
Liabilities
Futures contracts	$ 52,033	$ 0	$ 0	$ 52,033
Total liabilities	$ 52,033	$ 0	$ 0	$ 52,033
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2022, the Portfolio had no material transfers into/out of Level 3.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  39

Notes to financial statements
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.150%
Next $5 billion	0.130
Over $10 billion	0.110
For the year ended February 28, 2022, the advisory fee was equivalent to an annual rate of 0.15% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.08% and declining to 0.05% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2022 were $158,878,432 and $146,849,428, respectively.
6. DERIVATIVE TRANSACTIONS
During the year ended February 28, 2022, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $6,953,723 in long futures contracts during the year ended February 28, 2022.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended February 28, 2022, there were no borrowings by the Portfolio under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in China. A fund that invests a substantial portion of its assets in any country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a

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Notes to financial statements
significant impact on the Portfolio’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
9. MARKET RISKS
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted. As of February 28, 2022, the Portfolio held 0.43% of its total net assets in Russian or Ukrainian securities.
10. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
11. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  41

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Factor Enhanced Emerging Markets Equity Portfolio (formerly, Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio) (the Portfolio), one of the portfolios constituting Allspring Master Trust (formerly, Wells Fargo Master Trust), including the portfolio of investments, as of February 28, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the four-year period then ended and the period from May 23, 2017 (commencement of operations) to February 28, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period from May 23, 2017 to February 28, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2022, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
April 28, 2022

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Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  43

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 138 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  45

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

46  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.

Annual Report
February 28, 2022
Allspring Factor Enhanced
International Equity Portfolio

Allspring Factor Enhanced International Equity Portfolio  |  1

Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

2  |  Allspring Factor Enhanced International Equity Portfolio

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Portfolio information (unaudited)
Investment objective	The Portfolio seeks long-term capital appreciation.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Dennis Bein, CFA®‡†, Harindra de Silva, Ph.D., CFA®‡, Monisha Jayakumar
Ten largest holdings (%) as of February 28, 2022[1]
Nestle SA	1.93
Roche Holding AG	1.38
ASML Holding NV	1.36
Novo Nordisk AS Class B	1.09
Novartis AG	0.98
Toyota Motor Corporation	0.95
LVMH Moët Hennessy Louis Vuitton SE	0.91
AstraZeneca plc	0.90
Shell plc	0.85
Royal Bank of Canada	0.79
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of February 28, 2022[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. These amounts are subject to change and may have changed since the date specified.
Country allocation as of February 28, 2022[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. These amounts are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
†	Mr. Bein is expected to retire on September 30, 2022. He will remain a portfolio manager of the Portfolio through June 30, 2022, at which time he will transition to the role of advisor to the team until his retirement.

4  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Common stocks: 96.79%
Australia: 5.60%
Ampol Limited (Energy, Oil, gas & consumable fuels)	8,402	$ 181,486
Aristocrat Leisure Limited (Consumer discretionary, Hotels, restaurants & leisure)	37,812	1,037,183
ASX Limited (Financials, Capital markets)	6,341	380,850
Aurizon Holdings Limited (Industrials, Road & rail)	64,020	163,309
Australia & New Zealand Banking Group Limited (Financials, Banks)	90,120	1,706,138
BlueScope Steel Limited (Materials, Metals & mining)	73,164	1,083,402
Brambles Limited (Industrials, Commercial services & supplies)	63,534	457,618
Cochlear Limited (Health care, Health care equipment & supplies)	977	159,489
Coles Group Limited (Consumer staples, Food & staples retailing)	24,594	311,141
Commonwealth Bank of Australia (Financials, Banks)	47,387	3,214,898
Computershare Limited (Information technology, IT services)	66,250	1,046,772
CSL Limited (Health care, Biotechnology)	18,305	3,480,220
Dexus Property Group (Real estate, Equity REITs)	116,146	919,410
Domino's Pizza Enterprises Limited (Consumer discretionary, Hotels, restaurants & leisure)	12,999	750,591
Fortescue Metals Group Limited (Materials, Metals & mining)	58,332	777,119
Goodman Group (Real estate, Equity REITs)	47,218	763,971
IDP Education Limited (Consumer discretionary, Diversified consumer services)	6,831	132,109
Lendlease Corporation Limited (Real estate, Real estate management & development)	10,464	80,727
Macquarie Group Limited (Financials, Capital markets)	8,987	1,182,718
Magellan Financial Group Limited (Financials, Capital markets)	4,827	64,586
Medibank Private Limited (Financials, Insurance)	609,776	1,406,455
Mirvac Group (Real estate, Equity REITs)	193,062	360,044
National Australia Bank Limited (Financials, Banks)	94,589	1,986,656
Origin Energy Limited (Energy, Oil, gas & consumable fuels)	115,484	479,566
Qantas Airways Limited (Industrials, Airlines) †	234,339	868,337
QBE Insurance Group Limited (Financials, Insurance)	32,818	273,867
REA Group Limited (Communication services, Interactive media & services)	3,166	305,168
Rio Tinto Limited (Materials, Metals & mining)	13,024	1,123,151
Scentre Group (Real estate, Equity REITs)	153,124	340,180
SEEK Limited (Communication services, Interactive media & services)	19,105	372,983
Sonic Healthcare Limited (Health care, Health care providers & services)	33,255	848,588
South32 Limited (Materials, Metals & mining)	187,498	658,120
Stockland Corporation Limited (Real estate, Equity REITs)	148,340	448,861
Suncorp Group Limited (Financials, Insurance)	56,679	440,890
Tabcorp Holdings Limited (Consumer discretionary, Hotels, restaurants & leisure)	362,634	1,311,439
Telstra Corporation Limited (Communication services, Diversified telecommunication services)	383,650	1,102,469
The GPT Group (Real estate, Equity REITs)	264,475	943,667
Transurban Group (Industrials, Transportation infrastructure)	33,690	311,174
Treasury Wine Estates Limited (Consumer staples, Beverages)	96,718	815,835
Wesfarmers Limited (Consumer discretionary, Multiline retail)	31,425	1,102,070
Westpac Banking Corporation (Financials, Banks)	97,349	1,608,813
Wisetech Global Limited (Information technology, Software)	3,622	115,962
Woodside Petroleum Limited (Energy, Oil, gas & consumable fuels)	5,088	106,320
Woolworths Group Limited (Consumer staples, Food & staples retailing)	15,751	407,284
		35,631,636
Austria: 0.17%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)	10,719	381,026
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  5

Portfolio of investments—February 28, 2022

	Shares	Value
Austria: (continued)
OMV AG (Energy, Oil, gas & consumable fuels)	4,473	$ 212,930
Raiffeisen Bank International AG (Financials, Banks)	28,209	459,663
		1,053,619
Belgium: 0.86%
Ageas NV (Financials, Insurance)	15,132	727,942
Anheuser-Busch InBev SA (Consumer staples, Beverages)	27,110	1,672,899
KBC Group NV (Financials, Banks)	10,632	766,003
Proximus SA (Communication services, Diversified telecommunication services)	5,286	105,087
Sofina SA (Financials, Diversified financial services)	1,274	494,765
Solvay SA (Materials, Chemicals)	8,549	953,389
UCB SA (Health care, Pharmaceuticals)	4,372	477,146
Umicore SA (Materials, Chemicals)	6,708	274,422
		5,471,653
Canada: 11.46%
Air Canada (Industrials, Airlines) †	18,700	353,345
Alimentation Couche-Tard Incorporated (Consumer staples, Food & staples retailing)	22,670	889,809
Altagas Limited (Utilities, Gas utilities)	42,200	929,565
Bank of Montreal (Financials, Banks)	23,391	2,670,911
Barrick Gold Corporation (Materials, Metals & mining)	20,500	463,373
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) †	15,200	365,639
BCE Incorporated (Communication services, Diversified telecommunication services)	6,286	330,145
Brookfield Asset Management Incorporated Class A (Financials, Capital markets)	38,528	2,105,589
CAE Incorporated (Industrials, Aerospace & defense) †	1,100	29,429
Canadian Apartment Properties (Real estate, Equity REITs)	20,200	840,830
Canadian Imperial Bank of Commerce (Financials, Banks)	14,974	1,895,289
Canadian National Railway Company (Industrials, Road & rail)	29,037	3,602,192
Canadian Natural Resources Limited (Energy, Oil, gas & consumable fuels)	51,400	2,871,506
Canadian Pacific Railway Limited (Industrials, Road & rail)	31,810	2,239,876
Canadian Tire Corporation Limited Class A (Consumer discretionary, Multiline retail)	4,000	589,728
Canadian Utilities Limited Class A (Utilities, Multi-utilities)	22,600	629,412
Cenovus Energy Incorporated (Energy, Oil, gas & consumable fuels)	61,200	962,301
CGI Incorporated (Information technology, IT services) †	13,565	1,112,169
Constellation Software Incorporated (Information technology, Software)	728	1,226,923
Dollarama Incorporated (Consumer discretionary, Multiline retail)	1,800	93,018
Emera Incorporated (Utilities, Electric utilities)	6,600	308,781
Empire Company Limited Class A (Consumer staples, Food & staples retailing)	26,800	830,113
Enbridge Incorporated (Energy, Oil, gas & consumable fuels)	59,600	2,574,908
Fairfax Financial Holdings Limited (Financials, Insurance)	3,300	1,599,751
First Quantum Minerals Limited (Materials, Metals & mining)	7,800	228,738
FirstService Corporation (Real estate, Real estate management & development)	2,800	398,605
Fortis Incorporated (Utilities, Electric utilities)	7,644	350,267
George Weston Limited (Consumer staples, Food & staples retailing)	4,800	520,483
Gildan Activewear Incorporated (Consumer discretionary, Textiles, apparel & luxury goods)	49,300	1,935,438
iA Financial Corporation (Financials, Insurance)	12,500	742,702
IGM Financial Incorporated (Financials, Capital markets)	25,500	905,929
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Canada: (continued)
Imperial Oil Limited (Energy, Oil, gas & consumable fuels)	25,300	$ 1,135,556
Intact Financial Corporation (Financials, Insurance)	3,275	469,714
Keyera Corporation (Energy, Oil, gas & consumable fuels)	3,500	81,984
Kinross Gold Corporation (Materials, Metals & mining)	5,000	24,931
Loblaw Companies Limited (Consumer staples, Food & staples retailing)	13,700	1,068,654
Lundin Mining Corporation (Materials, Metals & mining)	38,100	367,624
Magna International Incorporated (Consumer discretionary, Auto components)	10,027	744,965
Manulife Financial Corporation (Financials, Insurance)	79,100	1,602,594
Metro Incorporated (Consumer staples, Food & staples retailing)	6,330	330,409
National Bank of Canada (Financials, Banks)	11,708	938,765
Northland Power Incorporated (Utilities, Independent power & renewable electricity producers)	5,800	184,410
Nutrien Limited (Materials, Chemicals)	24,900	2,141,498
Onex Corporation (Financials, Diversified financial services)	11,800	792,439
Open Text Corporation (Information technology, Software)	8,218	357,483
Open Text Corporation (Toronto Exchange) (Information technology, Software)	13,600	591,855
Parkland Corporation (Energy, Oil, gas & consumable fuels)	21,900	573,115
Power Corporation of Canada (Financials, Insurance)	20,696	638,270
Quebecor Incorporated Class B (Communication services, Media)	11,800	258,064
Restaurant Brands International Incorporated (Consumer discretionary, Hotels, restaurants & leisure)	19,003	1,063,718
RioCan REIT (Real estate, Equity REITs)	70,400	1,395,225
Rogers Communications Incorporated Class B (Communication services, Wireless telecommunication services)	9,937	513,431
Royal Bank of Canada (Financials, Banks)	45,431	5,025,547
Saputo Incorporated (Consumer staples, Food products)	8,500	208,292
Shopify Incorporated Class A (Information technology, IT services) †	1,800	1,249,591
Sun Life Financial Incorporated (Financials, Insurance)	20,558	1,081,181
Suncor Energy Incorporated (Energy, Oil, gas & consumable fuels)	62,900	1,923,475
TC Energy Corporation (Energy, Oil, gas & consumable fuels)	17,200	924,118
Tecl Rresources Limited Class B (Materials, Metals & mining)	9,700	349,277
TFI International Incorporated (Industrials, Road & rail)	18,800	1,959,650
The Bank of Nova Scotia (Financials, Banks)	43,008	3,116,596
The Toronto-Dominion Bank (Financials, Banks)	58,018	4,681,721
Thomson Reuters Corporation (Industrials, Professional services)	2,200	222,447
TMX Group Limited (Financials, Capital markets)	5,800	585,903
Toromont Industries Limited (Industrials, Trading companies & distributors)	4,500	381,444
Tourmaline Oil Corporation (Energy, Oil, gas & consumable fuels)	27,800	1,096,647
WSP Global Incorporated (Industrials, Construction & engineering)	2,400	294,457
		72,971,814
Denmark: 2.46%
A.P. Moller-Mærsk AS Class B (Industrials, Marine)	307	971,198
Carlsberg AS Class B (Consumer staples, Beverages)	6,731	987,099
Coloplast AS Class B (Health care, Health care equipment & supplies)	6,993	1,052,013
Danske Bank AS (Financials, Banks)	42,932	727,183
DSV Panalpina AS (Industrials, Air freight & logistics)	5,488	1,010,103
Genmab AS (Health care, Biotechnology) †	1,935	650,346
GN Store Nord AS (Health care, Health care equipment & supplies)	4,412	233,232
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	66,953	6,928,524
Novozymes AS Class B (Materials, Chemicals)	6,909	453,456
Pandora AS (Consumer discretionary, Textiles, apparel & luxury goods)	13,855	1,418,715
Rockwool International Class A (Industrials, Building products)	1,161	398,003
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  7

Portfolio of investments—February 28, 2022

	Shares	Value
Denmark: (continued)
Vestas Wind System AS Class A (Industrials, Electrical equipment)	4,877	$ 157,267
William Demant Holding (Health care, Health care equipment & supplies) †	15,783	667,000
		15,654,139
Finland: 1.18%
Elisa Oyj (Communication services, Diversified telecommunication services)	9,258	512,959
Fortum Oyj (Utilities, Electric utilities)	30,774	644,032
Kesko Oyj Class B (Consumer staples, Food & staples retailing)	20,566	605,251
Kone Oyj Class B (Industrials, Machinery)	7,105	414,602
Nokia Oyj (Information technology, Communications equipment) †	197,332	1,067,041
Nordea Bank AB (Financials, Banks)	109,216	1,208,314
Orion Oyj Class B (Health care, Pharmaceuticals)	30,283	1,422,055
Sampo Oyj Class A (Financials, Insurance)	13,516	637,746
UPM-Kymmene Oyj (Materials, Paper & forest products)	11,126	384,439
Wartsila Oyj Abp (Industrials, Machinery)	53,409	598,158
		7,494,597
France: 8.46%
Accor SA (Consumer discretionary, Hotels, restaurants & leisure) †	5,670	193,649
Aeroports de Paris SA (Industrials, Transportation infrastructure) †	1,052	148,742
Air Liquide SA (Materials, Chemicals)	10,685	1,774,833
Amundi SA (Financials, Capital markets) 144A	867	60,132
Arkema SA (Materials, Chemicals)	5,151	683,111
AXA SA (Financials, Insurance)	66,919	1,810,668
BNP Paribas SA (Financials, Banks)	38,158	2,214,100
Bolloré SA (Industrials, Air freight & logistics)	20,747	104,982
Bouygues SA (Industrials, Construction & engineering)	5,769	206,288
Bureau Veritas SA (Industrials, Professional services)	10,929	312,491
Capgemini SE (Information technology, IT services)	6,472	1,354,781
Carrefour SA (Consumer staples, Food & staples retailing)	51,993	1,045,280
Compagnie de Saint-Gobain SA (Industrials, Building products)	21,515	1,334,039
Compagnie Generale des Etablissements Michelin SCA (Consumer discretionary, Auto components)	5,621	773,773
Covivio (Real estate, Equity REITs)	1,756	143,659
Credit Agricole SA (Financials, Banks)	15,612	198,871
Danone SA (Consumer staples, Food products)	18,407	1,119,868
Dassault Avation SA (Industrials, Aerospace & defense)	5,557	826,937
Dassault Systèmes SE (Information technology, Software)	17,281	833,571
Eiffage SA (Industrials, Construction & engineering)	3,117	317,510
Engie SA (Utilities, Multi-utilities)	30,396	484,283
Essilor International (Compagnie Generale d'Optique) (Consumer discretionary, Textiles, apparel & luxury goods)	6,331	1,105,204
Eurazeo SA (Financials, Diversified financial services)	3,959	305,796
Hermes International SA (Consumer discretionary, Textiles, apparel & luxury goods)	676	932,229
Ipsen SA (Health care, Pharmaceuticals)	10,134	1,179,188
Kering SA (Consumer discretionary, Textiles, apparel & luxury goods)	1,514	1,050,161
Klepierre SA (Real estate, Equity REITs)	56,761	1,622,487
La Francaise Des Jeux SA (Consumer discretionary, Hotels, restaurants & leisure) 144A	23,188	961,196
Legrand SA (Industrials, Electrical equipment)	10,093	952,174
L'Oréal SA (Consumer staples, Personal products)	8,482	3,353,140
LVMH Moët Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	7,917	5,818,242
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
France: (continued)
Orange SA (Communication services, Diversified telecommunication services)	18,532	$ 224,083
Pernod-Ricard SA (Consumer staples, Beverages)	6,910	1,508,454
Publicis Groupe SA (Communication services, Media)	21,867	1,451,219
Safran SA (Industrials, Aerospace & defense)	10,479	1,332,375
Sanofi SA (Health care, Pharmaceuticals)	37,628	3,933,349
Schneider Electric SE (Industrials, Electrical equipment)	17,251	2,672,803
Societe Generale SA (Financials, Banks)	39,648	1,121,148
Sodexho Alliance SA (Consumer discretionary, Hotels, restaurants & leisure)	16,703	1,394,479
Thales SA (Industrials, Aerospace & defense)	5,633	643,981
Total SA (Energy, Oil, gas & consumable fuels)	85,355	4,348,428
Veolia Environnement SA (Utilities, Multi-utilities)	17,442	608,145
Vinci SA (Industrials, Construction & engineering)	12,615	1,322,700
Wendel SA (Financials, Diversified financial services)	425	43,145
		53,825,694
Germany: 6.26%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	4,071	962,554
Allianz AG (Financials, Insurance)	12,953	2,919,830
BASF SE (Materials, Chemicals)	30,114	2,005,178
Bayer AG (Health care, Pharmaceuticals)	34,675	2,002,931
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	15,944	1,535,522
Bechtle AG (Information technology, IT services)	9,305	477,311
Beiersdorf AG (Consumer staples, Personal products)	5,042	511,097
Brenntag AG (Industrials, Trading companies & distributors)	4,088	342,707
Carl Zeiss Meditec AG (Health care, Health care equipment & supplies)	1,427	223,946
Continental AG (Consumer discretionary, Auto components)	3,846	327,730
Covestro AG (Materials, Chemicals) 144A	13,760	727,707
Daimler Truck Holding AG (Industrials, Machinery) †	10,075	307,041
Deutsche Bank AG (Financials, Capital markets) †	115,802	1,429,551
Deutsche Boerse AG (Financials, Capital markets)	4,286	729,574
Deutsche Lufthansa AG (Industrials, Airlines) †	122,381	929,489
Deutsche Post AG (Industrials, Air freight & logistics)	30,312	1,523,548
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	75,277	1,349,316
E.ON SE (Utilities, Multi-utilities)	123,551	1,680,484
Evonik Industries AG (Materials, Chemicals)	4,386	132,026
Fresenius Medical Care AG & Company KGaA (Health care, Health care providers & services)	6,503	417,224
Fresenius SE & Company KGaA (Health care, Health care providers & services)	25,170	878,237
GEA Group AG (Industrials, Machinery)	13,572	593,487
Hannover Rueck SE (Financials, Insurance)	3,604	663,503
Heidelbergcement AG (Materials, Construction materials)	5,279	342,538
Henkel AG & Company KGaA (Consumer staples, Household products)	2,311	177,686
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	9,522	322,185
Kion Group AG (Industrials, Machinery)	1,252	100,368
Mercedes Benz Group AG (Consumer discretionary, Automobiles)	28,975	2,263,512
Merck KGaA (Health care, Pharmaceuticals)	6,868	1,362,250
MTU Aero Engines AG (Industrials, Aerospace & defense)	288	68,943
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	4,581	1,256,738
Nemetschek SE (Information technology, Software)	4,335	384,651
Puma AG Rudolf Dassler Sport (Consumer discretionary, Textiles, apparel & luxury goods)	583	53,464
Rational AG (Industrials, Machinery)	145	106,714
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  9

Portfolio of investments—February 28, 2022

	Shares	Value
Germany: (continued)
SAP SE (Information technology, Software)	35,859	$ 4,045,038
Scout24 AG (Communication services, Interactive media & services) 144A	6,927	404,054
Siemens AG (Industrials, Industrial conglomerates)	26,896	3,789,171
Siemens Healthineers AG (Health care, Health care equipment & supplies) 144A	6,357	407,931
Uniper SE (Utilities, Independent power & renewable electricity producers)	49,311	1,577,516
United Internet AG (Communication services, Diversified telecommunication services)	1,678	57,066
Zalando SE (Consumer discretionary, Internet & direct marketing retail) 144A†	6,475	428,559
		39,818,377
Hong Kong: 2.99%
AIA Group Limited (Financials, Insurance)	309,800	3,216,915
BOC Hong Kong (Holdings) Limited (Financials, Banks)	45,000	161,778
Chow Tai Fook Jewellery Company Limited (Consumer discretionary, Specialty retail)	661,800	1,374,253
CK Asset Holdings Limited (Real estate, Real estate management & development)	177,690	1,122,298
CK Hutchison Holdings Limited (Industrials, Industrial conglomerates)	119,570	838,313
CK Infrastructure Holdings Limited (Utilities, Electric utilities)	172,500	1,070,880
CLP Holdings Limited (Utilities, Electric utilities)	99,000	1,008,542
Hang Seng Bank Limited (Financials, Banks)	19,127	352,723
Henderson Land Development Company Limited (Real estate, Real estate management & development)	128,198	532,988
Hong Kong & China Gas Company Limited (Utilities, Gas utilities)	145,000	219,276
Hong Kong Exchanges & Clearing Limited (Financials, Capital markets)	24,300	1,177,497
Hong Kong Land Holdings Limited (Real estate, Real estate management & development)	189,200	1,024,593
Hong Kong Telecommunications Trust & Hong Kong Trust Limited (Communication services, Diversified telecommunication services)	370,574	499,814
Jardine Matheson Holdings Limited (Industrials, Industrial conglomerates)	4,300	255,850
Link REIT (Real estate, Equity REITs)	110,800	895,352
MTR Corporation Limited (Industrials, Road & rail)	13,500	69,977
New World Development Company Limited (Real estate, Real estate management & development)	28,000	111,990
Power Assets Holdings Limited (Utilities, Electric utilities)	152,500	961,135
Sino Land Company (Real estate, Real estate management & development)	785,899	991,961
Sun Hung Kai Properties Limited (Real estate, Real estate management & development)	91,000	1,057,946
Swire Pacific Limited Class A (Real estate, Real estate management & development)	73,478	406,055
Techtronic Industries Company Limited (Industrials, Machinery)	15,243	255,413
WH Group Limited (Consumer staples, Food products) 144A	1,785,500	1,246,950
Xinyi Glass Holdings Limited (Consumer discretionary, Auto components)	66,000	175,807
		19,028,306
Ireland: 0.46%
CRH plc (Materials, Construction materials)	30,464	1,384,839
DCC plc (Industrials, Industrial conglomerates)	8,972	704,064
Kerry Group plc Class A (Consumer staples, Food products)	5,306	632,152
Kingspan Group plc (Industrials, Building products)	2,319	226,479
		2,947,534
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Israel: 1.15%
Azrieli Group Limited (Real estate, Real estate management & development)	587	$ 50,078
Bank Hapoalim BM (Financials, Banks)	85,415	905,270
Bank Leumi Le-Israel (Financials, Banks)	111,440	1,207,221
Check Point Software Technologies Limited (Information technology, Software) †	9,184	1,330,578
Elbit Systems Limited (Industrials, Aerospace & defense)	2,048	421,021
ICL Group Limited (Materials, Chemicals)	97,734	1,109,918
InMode Limited (Health care, Health care equipment & supplies) †	21,101	900,802
Israel Discount Bank Limited Class A (Financials, Banks)	123,512	814,457
Mizrahi Tefahot Bank Limited (Financials, Banks)	15,704	613,702
		7,353,047
Italy: 1.40%
Assicurazioni Generali SpA (Financials, Insurance)	52,617	1,040,598
Atlantia SpA (Industrials, Transportation infrastructure) †	17,099	314,540
Enel SpA (Utilities, Electric utilities)	185,362	1,365,921
Eni SpA (Energy, Oil, gas & consumable fuels)	103,071	1,603,239
Intesa Sanpaolo SpA (Financials, Banks)	363,271	928,639
Mediobanca SpA (Financials, Banks)	76,556	797,271
Poste Italiane SpA (Financials, Insurance) 144A	22,878	262,400
Prysmian SpA (Industrials, Electrical equipment)	26,671	877,992
Recordati SpA (Health care, Pharmaceuticals)	5,955	291,268
Snam SpA (Utilities, Gas utilities)	64,969	360,984
Telecom Italia SpA (Communication services, Diversified telecommunication services)	342,946	144,087
UniCredit SpA (Financials, Banks)	72,935	921,498
		8,908,437
Japan: 20.23%
Advantest Corporation (Information technology, Semiconductors & semiconductor equipment)	7,700	618,809
Aisin Seiki Company Limited (Consumer discretionary, Auto components)	16,700	608,285
Ajinomoto Company Incorporated (Consumer staples, Food products)	25,150	732,896
All Nippon Airways Company Limited (Industrials, Airlines) †	18,300	402,933
Asahi Breweries Limited (Consumer staples, Beverages)	2,300	92,781
Asahi Glass Company Limited (Industrials, Building products)	9,300	412,572
Asahi Kasei Corporation (Materials, Chemicals)	11,700	109,802
Astellas Pharma Incorporated (Health care, Pharmaceuticals)	40,600	677,379
Azbil Corporation (Information technology, Electronic equipment, instruments & components)	4,500	170,815
Bandai Namco Holdings Incorporated (Consumer discretionary, Leisure products)	6,100	447,198
Benefit One Incorporated (Industrials, Professional services)	18,400	426,180
Bridgestone Corporation (Consumer discretionary, Auto components)	15,800	650,659
Brother Industries Limited (Information technology, Technology hardware, storage & peripherals)	10,100	183,829
Canon Incorporated (Information technology, Technology hardware, storage & peripherals)	33,000	776,587
Capcom Company Limited (Communication services, Entertainment)	9,600	233,000
Central Japan Railway Company (Industrials, Road & rail)	800	108,093
Chiba Bank Limited (Financials, Banks)	29,400	184,807
Chubu Electric Power Company Incorporated (Utilities, Electric utilities)	73,400	733,168
Concordia Financial Group Limited (Financials, Banks)	26,700	108,623
CyberAgent Incorporated (Communication services, Media)	23,700	310,130
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  11

Portfolio of investments—February 28, 2022

	Shares	Value
Japan: (continued)
Dai Nippon Printing Company Limited (Industrials, Commercial services & supplies)	36,300	$ 947,600
Dai-ichi Life Holdings Incorporated (Financials, Insurance)	57,500	1,194,168
Daiichi Sankyo Company Limited (Health care, Pharmaceuticals)	11,000	268,349
Daikin Industries Limited (Industrials, Building products)	4,766	880,778
Daito Trust Construction Company Limited (Real estate, Real estate management & development)	13,000	1,438,318
Daiwa House Industry Company Limited (Real estate, Real estate management & development)	33,900	961,413
Daiwa House REIT Investment Corporation (Real estate, Equity REITs)	21	56,953
Daiwa Securities Group Incorporated (Financials, Capital markets)	47,500	280,844
DENSO Corporation (Consumer discretionary, Auto components)	12,600	886,034
Dentsu Incorporated (Communication services, Media)	300	11,970
East Japan Railway Company (Industrials, Road & rail)	600	35,645
ENEOS Holdings Incorporated (Energy, Oil, gas & consumable fuels)	292,000	1,156,258
FANUC Corporation (Industrials, Machinery)	2,600	477,625
Fuji Electric Holdings Company Limited (Industrials, Electrical equipment)	28,500	1,466,371
FUJIFILM Holdings Incorporated (Information technology, Technology hardware, storage & peripherals)	15,500	985,244
Fujitsu Limited (Information technology, IT services)	11,900	1,728,879
Hakuhodo DY Holdings Incorporated (Communication services, Media)	75,100	997,962
Hankyu Hanshin Holdings Incorporated (Industrials, Road & rail)	1,100	32,909
Hino Motors Limited (Industrials, Machinery)	132,100	1,241,315
Hirose Electric Company Limited (Information technology, Electronic equipment, instruments & components)	2,700	405,979
Hitachi Construction Machinery Company Limited (Industrials, Machinery)	13,000	318,131
Hitachi Limited (Industrials, Industrial conglomerates)	47,700	2,358,894
Honda Motor Company Limited (Consumer discretionary, Automobiles)	52,100	1,582,844
Hoya Corporation (Health care, Health care equipment & supplies)	11,900	1,550,197
Idemitsu Kosan Company Limited (Energy, Oil, gas & consumable fuels)	15,300	410,140
Iida Group Holdings Company Limited (Consumer discretionary, Household durables)	19,900	369,327
Inpex Holdings Incorporated (Energy, Oil, gas & consumable fuels)	92,500	953,445
Isuzu Motors Limited (Consumer discretionary, Automobiles)	57,600	779,017
ITO EN Limited (Consumer staples, Beverages)	12,800	736,151
Itochu Corporation (Industrials, Trading companies & distributors)	24,000	782,126
Itochu Techno-Solutions Corporation (Information technology, IT services)	9,600	248,865
Japan Airlines Company Limited (Industrials, Airlines) †	5,000	99,143
Japan Post Holdings Company Limited (Financials, Insurance)	14,100	240,811
Japan Tobacco Incorporated (Consumer staples, Tobacco)	14,300	262,994
JFE Holdings Incorporated (Materials, Metals & mining)	48,700	725,024
Kajima Corporation (Industrials, Construction & engineering)	47,100	633,895
Kakaku.com Incorporated (Communication services, Interactive media & services)	36,800	809,632
Kansai Electric Power Company Incorporated (Utilities, Electric utilities)	16,100	162,332
Kao Corporation (Consumer staples, Personal products)	8,300	387,999
KDDI Corporation (Communication services, Wireless telecommunication services)	45,400	1,477,372
Keyence Corporation (Information technology, Electronic equipment, instruments & components)	4,700	2,223,103
Kikkoman Corporation (Consumer staples, Food products)	900	67,093
Kobe Bussan Company Limited (Consumer staples, Food & staples retailing)	3,400	112,573
KOEI TECMO Holdings Company Limited (Communication services, Entertainment)	12,300	427,124
Komatsu Limited (Industrials, Machinery)	20,000	460,078
Konami Holdings Corporation (Communication services, Entertainment)	15,700	893,185
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Japan: (continued)
KOSE Corporation (Consumer staples, Personal products)	2,000	$ 229,278
Kubota Corporation (Industrials, Machinery)	22,600	405,482
Kurita Water Industries Limited (Industrials, Machinery)	7,800	322,333
Kyocera Corporation (Information technology, Electronic equipment, instruments & components)	500	28,776
Kyowa Hakko Kogyo Company Limited (Health care, Pharmaceuticals)	2,300	58,859
Lasertec Corporation (Information technology, Semiconductors & semiconductor equipment)	1,500	278,059
M3 Incorporated (Health care, Health care technology)	9,800	368,710
Makita Corporation (Industrials, Machinery)	12,000	427,694
Marubeni Corporation (Industrials, Trading companies & distributors)	170,800	1,792,826
Mazda Motor Corporation (Consumer discretionary, Automobiles) †	110,000	813,599
McDonald's Holdings Company Japan Limited (Consumer discretionary, Hotels, restaurants & leisure)	23,000	988,960
MediPal Holdings Corporation (Health care, Health care providers & services)	73,400	1,343,366
Meiji Holdings Company Limited (Consumer staples, Food products)	9,000	540,162
Mercari Incorporated (Consumer discretionary, Internet & direct marketing retail) †	11,300	353,916
Minebea Company Limited (Industrials, Machinery)	17,400	381,945
Misumi Group Incorporated (Industrials, Machinery)	13,400	429,573
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	108,700	772,187
Mitsubishi Corporation (Industrials, Trading companies & distributors)	28,200	948,188
Mitsubishi Electric Corporation (Industrials, Electrical equipment)	87,000	1,052,310
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	28,200	500,325
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	21,300	628,192
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	319,800	1,963,247
Mitsui & Company Limited (Industrials, Trading companies & distributors)	61,000	1,520,895
Mitsui Chemicals Incorporated (Materials, Chemicals)	29,700	759,267
Mitsui Fudosan Company Limited (Real estate, Real estate management & development)	6,400	142,439
Mizuho Financial Group Incorporated (Financials, Banks)	40,070	528,087
MS&AD Insurance Group Holdings Incorporated (Financials, Insurance)	19,800	669,967
Murata Manufacturing Company Limited (Information technology, Electronic equipment, instruments & components)	11,300	768,006
NEC Corporation (Information technology, IT services)	8,900	385,064
Nexon Company Limited (Communication services, Entertainment)	4,700	102,682
NGK Insulators Limited (Industrials, Machinery)	57,000	885,204
Nidec Corporation (Industrials, Electrical equipment)	7,100	617,229
Nintendo Company Limited (Communication services, Entertainment)	3,700	1,873,872
Nippon Express Holdings Incorporated (Industrials, Road & rail) †	30,100	1,824,655
Nippon Shinyaku Company Limited (Health care, Pharmaceuticals)	12,700	827,152
Nippon Steel Corporation (Materials, Metals & mining)	48,300	884,323
Nippon Telegraph & Telephone Corporation (Communication services, Diversified telecommunication services)	52,200	1,500,274
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	10,900	1,021,232
Nissan Chemical Industries Limited (Materials, Chemicals)	900	51,156
Nisshin Seifun Group Incorporated (Consumer staples, Food products)	5,300	75,228
Nitori Holdings Company Limited (Consumer discretionary, Specialty retail)	800	120,383
Nomura Holdings Incorporated (Financials, Capital markets)	6,500	29,660
Nomura Real Estate Holding Incorporated (Real estate, Real estate management & development)	20,600	512,912
Nomura Research Institute Limited (Information technology, IT services)	24,400	856,508
NTT Data Corporation (Information technology, IT services)	49,567	941,481
Obayashi Corporation (Industrials, Construction & engineering)	58,100	486,471
Oji Holdings Corporation (Materials, Paper & forest products)	65,300	333,627
Olympus Corporation (Health care, Health care equipment & supplies)	21,600	438,706
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  13

Portfolio of investments—February 28, 2022

	Shares	Value
Japan: (continued)
Omron Corporation (Information technology, Electronic equipment, instruments & components)	5,900	$ 401,486
Ono Pharmaceutical Company Limited (Health care, Pharmaceuticals)	600	14,772
Open house Group Company Limited (Consumer discretionary, Household durables)	12,100	550,177
Oracle Corporation (Japan) (Information technology, Software)	10,800	771,397
ORIX Corporation (Financials, Diversified financial services)	42,100	834,554
Osaka Gas Company Limited (Utilities, Gas utilities)	10,600	193,994
Otsuka Corporation (Information technology, IT services)	15,100	586,537
Otsuka Holdings Company Limited (Health care, Pharmaceuticals)	10,600	365,426
Pan Pacific International Holdings (Consumer discretionary, Multiline retail)	4,900	80,203
Panasonic Corporation (Consumer discretionary, Household durables)	54,500	569,160
Persol Holdings Company Limited (Industrials, Professional services)	55,900	1,252,253
Pola Orbis Holdings Incorporated (Consumer staples, Personal products)	81,900	1,290,154
Recruit Holdings Company Limited (Industrials, Professional services)	30,000	1,266,306
Renesas Electronics Corporation (Information technology, Semiconductors & semiconductor equipment) †	37,000	435,886
Resona Holdings Incorporated (Financials, Banks)	54,200	242,398
Rohm Company Limited (Information technology, Semiconductors & semiconductor equipment)	1,600	127,606
Ryohin Keikaku Company Limited (Consumer discretionary, Multiline retail)	5,000	73,638
SBI Holdings Incorporated (Financials, Capital markets)	8,450	221,660
SCSK Corporation (Information technology, IT services)	47,600	814,933
Seiko Epson Corporation (Information technology, Technology hardware, storage & peripherals)	25,800	396,815
Sekisui House Limited (Consumer discretionary, Household durables)	25,600	521,935
Seven & I Holdings Company Limited (Consumer staples, Food & staples retailing)	18,700	909,899
SG Holdings Company Limited (Industrials, Air freight & logistics)	8,300	175,920
Shimadzu Corporation (Information technology, Electronic equipment, instruments & components)	17,400	626,694
Shimano Incorporated (Consumer discretionary, Leisure products)	1,100	256,155
Shimizu Corporation (Industrials, Construction & engineering)	89,300	591,091
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	6,400	999,604
Shionogi & Company Limited (Health care, Pharmaceuticals)	12,800	851,102
Shiseido Company Limited (Consumer staples, Personal products)	5,100	292,669
Shizuoka Bank Limited (Financials, Banks)	1,000	7,393
SMC Corporation (Industrials, Machinery)	1,100	657,106
SoftBank Corporation (Communication services, Wireless telecommunication services)	95,700	1,209,110
SoftBank Group Corporation (Communication services, Wireless telecommunication services)	41,600	1,866,841
Sohgo Security Services Company Limited (Industrials, Commercial services & supplies)	7,400	267,171
Sompo Holdings Incorporated (Financials, Insurance)	16,800	729,423
Sony Corporation (Consumer discretionary, Household durables)	31,900	3,259,293
Square Enix Company Limited (Communication services, Entertainment)	12,600	614,484
Stanley Electric Company Limited (Consumer discretionary, Auto components)	200	4,753
Sumco Corporation (Information technology, Semiconductors & semiconductor equipment)	5,633	94,009
Sumitomo Chemical Company Limited (Materials, Chemicals)	54,700	261,150
Sumitomo Electric Industries Limited (Industrials, Electrical equipment)	55,200	732,786
Sumitomo Metal Mining Company Limited (Materials, Metals & mining)	5,700	284,330
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	28,900	1,024,859
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	11,100	394,405
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Japan: (continued)
Sumitomo Realty & Development Company Limited (Real estate, Real estate management & development)	13,600	$ 400,089
Suntory Beverage & Food Limited (Consumer staples, Beverages)	16,000	637,585
Suzuki Motor Corporation (Consumer discretionary, Automobiles)	8,933	355,694
T&D Holdings Incorporated (Financials, Insurance)	22,300	323,873
Taisei Corporation (Industrials, Construction & engineering)	14,700	488,796
Takeda Pharmaceutical Company Limited (Health care, Pharmaceuticals)	39,800	1,213,514
TDK Corporation (Information technology, Electronic equipment, instruments & components)	11,400	461,394
Terumo Corporation (Health care, Health care equipment & supplies)	2,500	81,196
TIS Incorporated (Information technology, Software)	60,900	1,441,419
Toho Company Limited Tokyo (Communication services, Entertainment)	13,400	558,852
Tokio Marine Holdings Incorporated (Financials, Insurance)	10,200	580,391
Tokyo Electron Limited (Information technology, Semiconductors & semiconductor equipment)	6,700	3,288,209
Tokyu Corporation (Industrials, Road & rail)	36,900	492,112
Toppan Printing Company Limited (Industrials, Commercial services & supplies)	43,700	861,078
Toray Industries Incorporated (Materials, Chemicals)	62,800	358,129
Toshiba Corporation (Industrials, Industrial conglomerates)	37,000	1,475,183
Tosoh Corporation (Materials, Chemicals)	69,300	1,075,403
Toyo Suisan Kaisha Limited (Consumer staples, Food products)	9,900	416,165
Toyota Industries Corporation (Consumer discretionary, Auto components)	1,000	76,061
Toyota Motor Corporation (Consumer discretionary, Automobiles)	330,300	6,043,227
Toyota Tsusho Corporation (Industrials, Trading companies & distributors)	16,300	676,694
Trend Micro Incorporated (Information technology, Software)	11,200	625,706
Tsuruha Holdings Incorporated (Consumer staples, Food & staples retailing)	700	56,276
Unicharm Corporation (Consumer staples, Household products)	10,100	380,711
Yakult Honsha Company Limited (Consumer staples, Food products)	3,700	200,795
Yamaha Corporation (Consumer discretionary, Leisure products)	8,933	419,124
Yamaha Motor Company Limited (Consumer discretionary, Automobiles)	38,700	869,961
Yamato Holdings Company Limited (Industrials, Air freight & logistics)	15,800	310,293
Yokogawa Electric Corporation (Information technology, Electronic equipment, instruments & components)	15,400	248,468
ZOZO Incorporated (Consumer discretionary, Internet & direct marketing retail)	67,300	1,916,396
		128,753,453
Luxembourg: 0.36%
ArcelorMittal SA (Materials, Metals & mining)	52,395	1,625,745
Eurofins Scientific SE (Health care, Life sciences tools & services)	1,780	180,631
Tenaris SA (Energy, Energy equipment & services)	37,768	486,726
		2,293,102
Netherlands: 4.36%
ABN AMRO Group NV (Financials, Banks) 144A	6,627	88,187
Adyen NV (Information technology, IT services) 144A†	158	329,315
Aegon NV (Financials, Insurance)	188,350	930,410
Airbus SE (Industrials, Aerospace & defense) †	18,538	2,366,914
Akzo Nobel NV (Materials, Chemicals)	2,982	283,714
ASM International NV (Information technology, Semiconductors & semiconductor equipment)	2,234	721,509
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	12,943	8,659,175
CNH Industrial NV (Industrials, Machinery)	2,740	38,975
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  15

Portfolio of investments—February 28, 2022

	Shares	Value
Netherlands: (continued)
Davide Campari-Milano NV (Consumer staples, Beverages)	40,205	$ 437,545
Exor NV (Financials, Diversified financial services)	16,517	1,251,420
Heineken Holding NV (Consumer staples, Beverages)	6,536	533,788
Heineken NV (Consumer staples, Beverages)	8,498	862,024
ING Groep NV (Financials, Banks)	165,531	1,933,152
Koninklijke Ahold Delhaize NV (Consumer staples, Food & staples retailing)	50,100	1,541,188
Koninklijke KPN NV (Communication services, Diversified telecommunication services)	189,716	649,233
Koninklijke Philips NV (Health care, Health care equipment & supplies)	12,081	412,671
NN Group NV (Financials, Insurance)	22,847	1,096,539
Prosus NV (Consumer discretionary, Internet & direct marketing retail)	31,043	1,927,200
Randstad Holdings NV (Industrials, Professional services)	19,349	1,318,609
Stellantis NV (Consumer discretionary, Automobiles)	76,507	1,390,276
Universal Music Group NV (Communication services, Entertainment)	24,591	561,475
Wolters Kluwer NV (Communication services, Media)	4,190	426,918
		27,760,237
New Zealand: 0.23%
Auckland International Airport Limited (Industrials, Transportation infrastructure) †	43,662	211,412
Fisher & Paykel Healthcare Corporation (Health care, Health care equipment & supplies)	19,110	359,115
Meridian Energy Limited (Utilities, Independent power & renewable electricity producers)	54,425	184,778
Spark New Zealand Limited (Communication services, Diversified telecommunication services)	240,711	739,055
		1,494,360
Norway: 1.07%
Aker BP ASA (Energy, Oil, gas & consumable fuels)	4,065	127,318
DNB Bank ASA (Financials, Banks)	47,590	1,065,457
Equinor ASA (Energy, Oil, gas & consumable fuels)	42,746	1,343,742
Gjensidige Forsikring ASA (Financials, Insurance)	13,348	330,158
Mowi ASA (Consumer staples, Food products)	14,567	375,083
Norsk Hydro ASA (Materials, Metals & mining)	170,571	1,619,757
Orkla ASA (Consumer staples, Food products)	28,210	264,253
Telenor ASA (Communication services, Diversified telecommunication services)	23,610	349,324
Yara International ASA (Materials, Chemicals)	26,649	1,357,231
		6,832,323
Portugal: 0.22%
Galp Energia SGPS SA (Energy, Oil, gas & consumable fuels)	91,983	1,018,188
Jeronimo Martins SA (Consumer staples, Food & staples retailing)	16,449	358,616
		1,376,804
Singapore: 1.15%
Capitaland Investments Limited (Real estate, Real estate management & development) †	298,400	817,693
DBS Group Holdings Limited (Financials, Banks)	65,913	1,657,062
Genting Singapore Limited (Consumer discretionary, Hotels, restaurants & leisure)	1,688,524	965,281
Keppel Corporation Limited (Industrials, Industrial conglomerates)	15,700	69,896
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	138,196	1,197,526
Singapore Exchange Limited (Financials, Capital markets)	56,000	388,516
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Singapore: (continued)
Singapore Technologies Engineering Limited (Industrials, Aerospace & defense)	53,969	$ 152,944
Singapore Telecommunications Limited (Communication services, Diversified telecommunication services)	284,100	532,908
United Overseas Bank Limited (Financials, Banks)	51,886	1,153,186
UOL Group Limited (Real estate, Real estate management & development)	12,473	64,641
Wilmar International Limited (Consumer staples, Food products)	102,285	332,430
		7,332,083
Spain: 2.05%
Actividades de Construccion y Servicios SA (Industrials, Construction & engineering)	8,530	207,284
Aena SA (Industrials, Transportation infrastructure) 144A†	2,628	428,903
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	357,415	2,120,802
Banco Santander Central Hispano SA (Financials, Banks)	788,210	2,624,751
CaixaBank SA (Financials, Banks)	151,148	496,458
Enagás SA (Utilities, Gas utilities)	36,853	778,836
Grifols SA (Health care, Biotechnology)	10,119	191,857
Iberdrola SA (Utilities, Electric utilities)	122,955	1,394,996
Industria de Diseno Textil SA (Consumer discretionary, Specialty retail)	48,196	1,257,230
Naturgy Energy Group SA (Utilities, Gas utilities)	6,929	185,903
Red Eléctrica Corporacion SA (Utilities, Electric utilities)	25,596	507,068
Repsol SA (Energy, Oil, gas & consumable fuels)	155,347	2,015,788
Telefónica SA (Communication services, Diversified telecommunication services)	182,439	871,314
		13,081,190
Sweden: 2.91%
Alfa Laval AB (Industrials, Machinery)	19,930	646,348
Assa Abloy AB Class B (Industrials, Building products)	35,391	928,932
Atlas Copco AB Class A (Industrials, Machinery)	22,265	1,141,841
Atlas Copco AB Class B (Industrials, Machinery)	11,534	521,166
Boliden AB (Materials, Metals & mining)	13,415	596,705
Electrolux AB (Industrials, Electronic equipment, instruments & components)	20,314	363,725
Epiroc AB Class A (Industrials, Machinery)	30,863	579,936
Epiroc AB Class B (Industrials, Machinery)	19,183	310,964
EQT AB (Financials, Capital markets)	4,720	157,979
Ericsson LM Class B (Information technology, Communications equipment)	84,122	774,082
Essity Aktiebolag AB (Consumer staples, Household products)	26,091	671,476
Evolution Gaming Group (Consumer discretionary, Hotels, restaurants & leisure) 144A	2,521	289,056
Fastighets AB Balder B Shares (Real estate, Real estate management & development) †	482	30,047
Getinge AB Class B (Health care, Health care equipment & supplies)	25,966	1,007,858
Hennes & Mauritz AB Class B (Consumer discretionary, Specialty retail)	24,544	409,617
Hexagon AB Class B (Information technology, Electronic equipment, instruments & components)	28,109	379,743
Husqvarna AB Class B (Industrials, Machinery)	31,708	381,895
Industrivarden AB Class A (Financials, Diversified financial services)	8,614	237,875
Investor AB (Financials, Diversified financial services)	72,810	1,482,592
Investor AB Class A (Financials, Diversified financial services)	11,962	264,510
Kinnevik AB (Financials, Diversified financial services)	4,237	107,875
Lundin Energy AB (Energy, Oil, gas & consumable fuels)	18,726	690,971
Sagax AB Class B (Real estate, Real estate management & development)	4,354	118,391
Sandvik AB (Industrials, Machinery)	49,682	1,070,772
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  17

Portfolio of investments—February 28, 2022

	Shares	Value
Sweden: (continued)
Securitas AB Class B (Industrials, Commercial services & supplies)	10,678	$ 129,277
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	55,189	635,798
Skanska AB Class B (Industrials, Construction & engineering)	34,224	774,602
SKF AB Class B (Industrials, Machinery)	34,230	632,029
Svenska Handelsbanken AB Class A (Financials, Banks)	55,674	529,282
Swedbank AB Class A (Financials, Banks)	31,178	503,745
Swedish Match AB (Consumer staples, Tobacco)	60,321	438,518
Tele2 AB Class B (Communication services, Wireless telecommunication services)	54,461	721,671
Volvo AB Class A (Industrials, Machinery)	650	12,702
Volvo AB Class B (Industrials, Machinery)	51,363	987,909
		18,529,889
Switzerland: 8.81%
ABB Limited (Industrials, Electrical equipment)	83,450	2,820,018
Adecco SA (Industrials, Professional services)	15,346	724,771
Alcon Incorporated (Health care, Health care equipment & supplies)	11,606	896,651
Bachem Holding AG Class B (Health care, Life sciences tools & services)	670	398,734
Baloise Holding AG (Financials, Insurance)	399	66,929
Barry Callebaut AG (Consumer staples, Food products)	86	198,373
Chocoladefabriken Lindt & Sprungli AG (Participation Certificates) (Consumer staples, Food products)	12	127,292
Chocoladefabriken Lindt & Sprungli AG (Registered Shares) (Consumer staples, Food products)	2	224,490
Clariant AG (Materials, Chemicals)	22,313	402,811
Coca-Cola HBC AG (Consumer staples, Beverages)	16,773	426,144
Compagnie Financière Richemont SA (Consumer discretionary, Textiles, apparel & luxury goods)	15,739	2,107,555
Credit Suisse Group AG (Financials, Capital markets)	42,897	359,353
Geberit AG (Industrials, Building products)	1,101	720,249
Givaudan SA (Materials, Chemicals)	107	446,768
Julius Bär Gruppe AG (Financials, Capital markets)	9,339	546,858
LafargeHolcim Limited (Materials, Construction materials)	8,468	426,262
Lonza Group AG (Health care, Life sciences tools & services)	496	343,183
Nestle SA (Consumer staples, Food products)	94,287	12,285,192
Novartis AG (Health care, Pharmaceuticals)	71,031	6,243,014
Partners Group Holding AG (Financials, Capital markets)	1,088	1,470,746
Roche Holding AG (Health care, Pharmaceuticals)	23,193	8,783,962
Roche Holding AG (Bearer Shares) (Health care, Pharmaceuticals)	2,950	1,231,357
Schindler Holding AG (Industrials, Machinery)	2,937	673,881
Sika AG (Materials, Chemicals)	3,126	1,037,315
Sonova Holding AG (Health care, Health care equipment & supplies)	2,193	849,117
Straumann Holding AG (Health care, Health care equipment & supplies)	559	887,951
Swiss Life Holding AG (Financials, Insurance)	1,472	898,181
Swiss Prime Site AG (Real estate, Real estate management & development)	5,616	550,331
Swiss Reinsurance AG (Financials, Insurance)	19,775	1,889,613
Swisscom AG (Communication services, Diversified telecommunication services)	1,532	917,687
Temenos AG (Information technology, Software)	4,818	484,279
The Swatch Group AG (Bearer Shares) (Consumer discretionary, Textiles, apparel & luxury goods)	2,980	916,399
The Swatch Group AG (Registered Shares) (Consumer discretionary, Textiles, apparel & luxury goods)	5,143	304,685
UBS Group AG (Financials, Capital markets)	143,616	2,642,070
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Switzerland: (continued)
VAT Group AG (Industrials, Machinery) 144A	1,672	$ 631,840
Zurich Insurance Group AG (Financials, Insurance)	4,618	2,119,649
		56,053,710
United Kingdom: 12.66%
3i Group plc (Financials, Capital markets)	66,888	1,191,551
Anglo American plc (Materials, Metals & mining)	41,953	2,129,607
Ashtead Group plc (Industrials, Trading companies & distributors)	12,649	821,956
Associated British Foods plc (Consumer staples, Food products)	7,312	187,084
AstraZeneca plc (Health care, Pharmaceuticals)	47,186	5,735,285
Auto Trader Group plc (Communication services, Interactive media & services) 144A	117,381	1,038,126
Aviva plc (Financials, Insurance)	51,233	287,078
BAE Systems plc (Industrials, Aerospace & defense)	185,813	1,783,989
Barclays plc (Financials, Banks)	691,057	1,688,639
Barratt Developments plc (Consumer discretionary, Household durables)	44,033	358,658
BP plc (Energy, Oil, gas & consumable fuels)	835,647	4,073,037
British American Tobacco plc (Consumer staples, Tobacco)	62,307	2,730,722
BT Group plc (Communication services, Diversified telecommunication services)	306,322	764,302
Burberry Group plc (Consumer discretionary, Textiles, apparel & luxury goods)	10,332	267,869
Compass Group plc (Consumer discretionary, Hotels, restaurants & leisure)	111,382	2,517,573
Diageo plc (Consumer staples, Beverages)	84,461	4,184,396
Entain plc (Consumer discretionary, Hotels, restaurants & leisure) †	16,620	373,658
Ferguson plc (Industrials, Trading companies & distributors)	5,827	887,906
GlaxoSmithKline plc (Health care, Pharmaceuticals)	183,225	3,820,998
Glencore plc (Materials, Metals & mining)	483,739	2,844,388
Halma plc (Information technology, Electronic equipment, instruments & components)	5,918	190,879
Hargreaves Lansdown plc (Financials, Capital markets)	8,500	128,828
Hikma Pharmaceuticals plc (Health care, Pharmaceuticals)	18,438	513,313
HSBC Holdings plc (Financials, Banks)	695,688	4,829,662
Imperial Tobacco Group plc (Consumer staples, Tobacco)	61,223	1,338,718
Intertek Group plc (Industrials, Professional services)	453	32,517
J Sainsbury plc (Consumer staples, Food & staples retailing)	255,038	940,611
JD Sports Fashion plc (Consumer discretionary, Specialty retail)	117,009	235,380
Johnson Matthey plc (Materials, Chemicals)	6,501	163,367
Kingfisher plc (Consumer discretionary, Specialty retail)	196,405	801,206
Land Securities Group plc (Real estate, Equity REITs)	80,582	853,905
Legal & General Group plc (Financials, Insurance)	231,097	854,464
Lloyds Banking Group plc (Financials, Banks)	2,833,667	1,826,313
Mondi plc (Materials, Paper & forest products)	13,019	273,158
National Grid plc (Utilities, Multi-utilities)	97,887	1,479,990
NatWest Group plc (Financials, Banks)	188,538	577,711
Next plc (Consumer discretionary, Multiline retail)	4,510	412,946
NMC Health plc (Health care, Health care providers & services) ♦†	7,509	150
Pearson plc (Communication services, Media)	68,041	588,616
Persimmon plc (Consumer discretionary, Household durables)	11,012	354,405
Prudential plc (Financials, Insurance)	41,297	624,347
Reckitt Benckiser Group plc (Consumer staples, Household products)	14,603	1,236,540
RELX plc (Industrials, Professional services)	57,051	1,737,374
Rio Tinto plc (Materials, Metals & mining)	33,455	2,615,914
Rolls-Royce Holdings plc (Industrials, Aerospace & defense) †	1,058,221	1,459,774
Schroders plc (Financials, Capital markets)	4,846	198,386
Segro plc (Real estate, Equity REITs)	29,164	507,192
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced International Equity Portfolio  |  19

Portfolio of investments—February 28, 2022

	Shares	Value
United Kingdom: (continued)
Shell plc (Energy, Oil, gas & consumable fuels)	205,459	$ 5,418,116
Spirax-Sarco Engineering plc (Industrials, Machinery)	2,250	358,548
SSE plc (Utilities, Electric utilities)	23,779	539,658
St. James's Place plc (Financials, Capital markets)	4,976	93,290
Standard Chartered plc (Financials, Banks)	93,556	666,736
Taylor Wimpey plc (Consumer discretionary, Household durables)	177,810	356,649
Tesco plc (Consumer staples, Food & staples retailing)	439,316	1,701,891
The British Land Company plc (Real estate, Equity REITs)	141,550	1,000,294
The Sage Group plc (Information technology, Software)	145,679	1,366,679
Unilever plc (London Exchange) (Consumer staples, Personal products)	89,897	4,515,703
United Utilities Group plc (Utilities, Water utilities)	8,446	121,223
Vodafone Group plc (Communication services, Wireless telecommunication services)	818,491	1,440,821
WPP plc (Communication services, Media)	40,686	572,244
		80,614,340
United States: 0.29%
Venture Corporation Limited (Information technology, Electronic equipment, instruments & components)	9,900	129,139
West Fraser Timber Company Limited (Industrials, Professional services)	17,100	1,706,897
		1,836,036
Total Common stocks (Cost $544,498,277)		616,116,380

	Dividend yield
Preferred stocks: 0.49%
Germany: 0.49%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	2.87%	5,934	479,871
Fuchs Petrolub SE (Materials, Chemicals)	3.01	14,745	582,585
Henkel AG & Company KGaA (Consumer staples, Household products)	2.81	15,586	1,237,025
Porsche Automobil Holding SE (Consumer discretionary, Automobiles)	2.62	8,016	800,063
			3,099,544
Total Preferred stocks (Cost $3,379,480)			3,099,544

		Yield
Short-term investments: 1.25%
Investment companies: 1.25%
Allspring Government Money Market Fund Select Class ♠∞		0.03	7,971,045	7,971,045
Total Short-term investments (Cost $7,971,045)				7,971,045
Total investments in securities (Cost $555,848,802)	98.53%			627,186,969
Other assets and liabilities, net	1.47			9,344,408
Total net assets	100.00%			$636,531,377

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

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Portfolio of investments—February 28, 2022

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,944,761	$174,025,895	$(179,999,611)	$0	$0	$7,971,045	7,971,045	$4,413
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	145	3-18-2022	$16,007,996	$15,658,550	$0	$(349,446)
The accompanying notes are an integral part of these financial statements.

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Statement of assets and liabilities—February 28, 2022

Assets
Investments in unaffiliated securities, at value (cost $547,877,757)	$ 619,215,924
Investments in affiliated securities, at value (cost $7,971,045)	7,971,045
Cash at broker segregated for futures contracts	3,374,220
Foreign currency, at value (cost $3,771,146)	3,810,166
Receivable for dividends	2,743,770
Prepaid expenses and other assets	8,792
Total assets	637,123,917
Liabilities
Payable for daily variation margin on open futures contracts	312,948
Custody and accounting fees payable	164,358
Advisory fee payable	52,024
Professional fees payable	43,322
Trustees’ fees and expenses payable	2,357
Accrued expenses and other liabilities	17,531
Total liabilities	592,540
Total net assets	$636,531,377
The accompanying notes are an integral part of these financial statements.

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Statement of operations—year ended February 28, 2022

Investment income
Dividends (net of foreign withholdings taxes of $2,569,210)	$ 20,286,165
Income from affiliated securities	4,413
Total investment income	20,290,578
Expenses
Advisory fee	1,059,508
Custody and accounting fees	227,383
Professional fees	57,817
Interest holder report expenses	21,409
Trustees’ fees and expenses	19,328
Other fees and expenses	44,037
Total expenses	1,429,482
Less: Fee waivers and/or expense reimbursements	(320,531)
Net expenses	1,108,951
Net investment income	19,181,627
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	72,435,247
Foreign currency and foreign currency translations	(200,243)
Futures contracts	1,937,088
Net realized gains on investments	74,172,092
Net change in unrealized gains (losses) on
Unaffiliated securities	(54,559,122)
Foreign currency and foreign currency translations	59,645
Futures contracts	(698,900)
Net change in unrealized gains (losses) on investments	(55,198,377)
Net realized and unrealized gains (losses) on investments	18,973,715
Net increase in net assets resulting from operations	$ 38,155,342
The accompanying notes are an integral part of these financial statements.

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Statement of changes in net assets

	Year ended February 28, 2022	Year ended February 28, 2021
Operations
Net investment income	$ 19,181,627	$ 13,815,670
Net realized gains on investments	74,172,092	7,915,170
Net change in unrealized gains (losses) on investments	(55,198,377)	114,970,151
Net increase in net assets resulting from operations	38,155,342	136,700,991
Capital transactions
Transactions in investors’ beneficial interests
Contributions	111,767,336	220,263,714
Withdrawals	(191,154,689)	(265,046,603)
Net decrease in net assets resulting from capital transactions	(79,387,353)	(44,782,889)
Total increase (decrease) in net assets	(41,232,011)	91,918,102
Net assets
Beginning of period	677,763,388	585,845,286
End of period	$ 636,531,377	$ 677,763,388
The accompanying notes are an integral part of these financial statements.

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Financial highlights
	Year ended February 28
	2022	2021	2020 [1]	2019	2018 [2]
Total return[3]	5.25%	22.14%	1.23%	(2.91)%	8.99%
Ratios to average net assets (annualized)
Gross expenses	0.20%	0.22%	0.24%	0.23%	0.21%
Net expenses	0.16% *	0.16% *	0.19%	0.20%	0.21%
Net investment income	2.72%	2.25%	2.58%	3.03%	1.74%
Supplemental data
Portfolio turnover rate	70%	92%	44%	47%	106%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Year ended February 28, 2022	0.04%
Year ended February 28, 2021	0.06%

[1]	Year ended February 29
[2]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

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Notes to financial statements
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Factor Enhanced International Equity Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Portfolio changed their names to "Allspring", including Allspring Funds Management, LLC, the adviser to the Portfolio, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC. Consummation of the transaction resulted in a new advisory agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.

26  |  Allspring Factor Enhanced International Equity Portfolio

Notes to financial statements
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2022, the aggregate cost of all investments for federal income tax purposes was $563,891,923 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 94,123,908
Gross unrealized losses	(31,178,308)
Net unrealized gains	$ 62,945,600

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Notes to financial statements
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to financial statements
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$ 0	$ 35,631,636	$0	$ 35,631,636
Austria	0	1,053,619	0	1,053,619
Belgium	0	5,471,653	0	5,471,653
Canada	72,971,814	0	0	72,971,814
Denmark	0	15,654,139	0	15,654,139
Finland	0	7,494,597	0	7,494,597
France	0	53,825,694	0	53,825,694
Germany	307,041	39,511,336	0	39,818,377
Hong Kong	755,664	18,272,642	0	19,028,306
Ireland	0	2,947,534	0	2,947,534
Israel	2,231,380	5,121,667	0	7,353,047
Italy	0	8,908,437	0	8,908,437
Japan	0	128,753,453	0	128,753,453
Luxembourg	0	2,293,102	0	2,293,102
Netherlands	0	27,760,237	0	27,760,237
New Zealand	0	1,494,360	0	1,494,360
Norway	0	6,832,323	0	6,832,323
Portugal	0	1,376,804	0	1,376,804
Singapore	0	7,332,083	0	7,332,083
Spain	0	13,081,190	0	13,081,190
Sweden	0	18,529,889	0	18,529,889
Switzerland	0	56,053,710	0	56,053,710
United Kingdom	0	80,614,340	0	80,614,340
United States	1,706,897	129,139	0	1,836,036
Preferred stocks
Germany	0	3,099,544	0	3,099,544
Short-term investments
Investment companies	7,971,045	0	0	7,971,045
Total assets	$85,943,841	$541,243,128	$0	$627,186,969
Liabilities
Futures contracts	$ 349,446	$ 0	$0	$ 349,446
Total liabilities	$ 349,446	$ 0	$0	$ 349,446
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2022, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the

Allspring Factor Enhanced International Equity Portfolio  |  29

Notes to financial statements
subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.150%
Next $5 billion	0.130
Over $10 billion	0.110
For the year ended February 28, 2022, the advisory fee was equivalent to an annual rate of 0.15% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.08% and declining to 0.05% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2022 were $465,742,768 and $518,131,723, respectively.
6. DERIVATIVE TRANSACTIONS
During the year ended February 28, 2022, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $24,646,642 in long futures contracts during the year ended February 28, 2022.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended February 28, 2022, there were no borrowings by the Portfolio under the agreement.
8. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

30  |  Allspring Factor Enhanced International Equity Portfolio

Notes to financial statements
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Factor Enhanced International Equity Portfolio  |  31

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Factor Enhanced International Equity Portfolio (formerly, Wells Fargo Factor Enhanced International Equity Portfolio) (the Portfolio), one of the portfolios constituting Allspring Master Trust (formerly, Wells Fargo Master Trust), including the portfolio of investments, as of February 28, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the four-year period then ended and the period from May 23, 2017 (commencement of operations) to February 28, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period from May 23, 2017 to February 28, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2022, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
April 28, 2022

32  |  Allspring Factor Enhanced International Equity Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Factor Enhanced International Equity Portfolio  |  33

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 138 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

34  |  Allspring Factor Enhanced International Equity Portfolio

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Factor Enhanced International Equity Portfolio  |  35

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

36  |  Allspring Factor Enhanced International Equity Portfolio

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.

Annual Report
February 28, 2022
Allspring Factor Enhanced
U.S. Large Cap Equity Portfolio

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  1

Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

2  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

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Portfolio information (unaudited)
Investment objective	The Portfolio seeks long-term capital appreciation.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Dennis Bein, CFA®‡†, Harindra de Silva, Ph.D., CFA®‡, Monisha Jayakumar
Ten largest holdings (%) as of February 28, 2022[1]
Apple Incorporated	5.70
Microsoft Corporation	5.55
Amazon.com Incorporated	3.01
Alphabet Incorporated Class A	2.13
Alphabet Incorporated Class C	1.93
Berkshire Hathaway Incorporated Class B	1.42
Tesla Motors Incorporated	1.37
NVIDIA Corporation	1.35
Meta Platforms Incorporated Class A	1.15
UnitedHealth Group Incorporated	1.06
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of February 28, 2022[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. These amounts are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
†	Mr. Bein is expected to retire on September 30, 2022. He will remain a portfolio manager of the Portfolio through June 30, 2022, at which time he will transition to the role of advisor to the team until his retirement.

4  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Common stocks: 97.14%
Communication services: 9.37%
Diversified telecommunication services: 0.91%
AT&T Incorporated	133,480	$ 3,162,141
Lumen Technologies Incorporated	19,605	203,108
Verizon Communications Incorporated	64,617	3,467,994
		6,833,243
Entertainment: 1.63%
Activision Blizzard Incorporated	11,554	941,651
Electronic Arts Incorporated	5,834	758,945
Netflix Incorporated †	7,884	3,110,396
Playtika Holding Corporation †	28,973	596,844
Roku Incorporated †	1,845	257,433
Spotify Technology †	2,277	355,645
Take-Two Interactive Software Incorporated †	1,927	312,174
The Madison Square Garden Company Class A †	331	57,263
The Walt Disney Company †	31,493	4,675,451
World Wrestling Entertainment Incorporated Class A	17,571	1,041,257
Zynga Incorporated Class A †	17,789	161,524
		12,268,583
Interactive media & services: 5.43%
Alphabet Incorporated Class A †	5,911	15,966,439
Alphabet Incorporated Class C †	5,373	14,495,387
Match Group Incorporated †	9,160	1,021,248
Meta Platforms Incorporated Class A †	40,860	8,622,686
Pinterest Incorporated Class A †	10,019	268,008
TripAdvisor Incorporated †	13,395	340,769
Twitter Incorporated †	2,001	71,136
Zillow Group Incorporated Class A †	80	4,582
		40,790,255
Media: 1.19%
Altice USA Incorporated †	3,655	42,252
Charter Communications Incorporated Class A †	2,083	1,253,508
Comcast Corporation Class A	55,946	2,616,035
Discovery Incorporated Class A †	2,923	81,990
Discovery Incorporated Class C †	5,598	156,576
Fox Corporation Class A	16,435	687,476
Interpublic Group of Companies Incorporated	29,757	1,095,058
Loyalty Ventures Incorporated †	4,510	108,240
News Corporation Class A	18,691	417,183
News Corporation Class B	16,690	374,357
Nexstar Media Group Incorporated Class A	5,137	950,602
Omnicom Group Incorporated	6,763	567,348
Sirius XM Holdings Incorporated	89,342	550,347
ViacomCBS Incorporated Class B	1	31
		8,901,003
Wireless telecommunication services: 0.21%
T-Mobile US Incorporated †	12,703	1,565,137
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  5

Portfolio of investments—February 28, 2022

	Shares	Value
Consumer discretionary: 9.95%
Auto components: 0.16%
Aptiv plc †	5,462	$ 707,001
BorgWarner Incorporated	4,267	174,990
Gentex Corporation	4,314	130,585
Lear Corporation	1,069	168,196
		1,180,772
Automobiles: 1.80%
Ford Motor Company	94,266	1,655,311
General Motors Company †	25,321	1,182,997
Tesla Motors Incorporated †	11,842	10,307,632
Thor Industries Incorporated	4,175	377,838
		13,523,778
Distributors: 0.07%
Genuine Parts Company	1,241	151,601
LKQ Corporation	8,545	401,188
		552,789
Diversified consumer services: 0.10%
Frontdoor Incorporated †	19,537	587,087
Grand Canyon Education Incorporated †	866	75,195
H&R Block Incorporated	4,581	113,655
		775,937
Hotels, restaurants & leisure: 2.19%
Aramark	4,028	148,875
Booking Holdings Incorporated †	453	984,029
Boyd Gaming Corporation †	16,479	1,169,020
Chipotle Mexican Grill Incorporated †	655	997,794
Choice Hotels International Incorporated	4,606	664,876
Churchill Downs Incorporated	559	134,646
Darden Restaurants Incorporated	6,099	885,697
Domino's Pizza Incorporated	2,805	1,212,349
Expedia Group Incorporated †	1,974	387,121
Hilton Worldwide Holdings Incorporated †	2,481	369,322
Marriott International Incorporated Class A †	4,226	719,012
Marriott Vacations Worldwide Corporation	2,021	324,714
McDonald's Corporation	12,026	2,943,604
Six Flags Entertainment Corporation †	13,261	578,975
Starbucks Corporation	20,493	1,881,052
The Wendy's Company	19,471	442,771
Travel Leisure Company	1,576	88,335
Wyndham Hotels & Resorts Incorporated	5,835	504,202
Yum China Holdings Incorporated	7,726	401,907
Yum! Brands Incorporated	12,876	1,578,340
		16,416,641
Household durables: 0.04%
Lennar Corporation Class A	528	47,457
Newell Rubbermaid Incorporated	234	5,558
Tempur-Pedic International Incorporated	7,119	234,998
Whirlpool Corporation	159	32,002
		320,015
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Internet & direct marketing retail: 3.12%
Amazon.com Incorporated †	7,363	$ 22,613,687
eBay Incorporated	10,534	575,051
Etsy Incorporated †	287	44,453
Wayfair Incorporated Class A †	1,365	192,288
		23,425,479
Leisure products: 0.24%
Mattel Incorporated †	33,556	838,229
Polaris Industries Incorporated	995	120,902
The Brunswick Corporation	7,597	725,665
YETI Holdings Incorporated †	1,857	114,317
		1,799,113
Multiline retail: 0.39%
Dollar General Corporation	1,368	271,329
Kohl's Corporation	12,898	717,387
Nordstrom Incorporated †	1,912	39,655
Target Corporation	9,590	1,915,794
		2,944,165
Specialty retail: 1.64%
AutoNation Incorporated †	13,013	1,492,071
Bath & Body Works Incorporated	4,349	232,106
Best Buy Company Incorporated	3,414	329,929
Dick's Sporting Goods Incorporated	6,847	718,935
Foot Locker Incorporated	1,565	49,485
Lithia Motors Incorporated Class A	760	259,023
Lowe's Companies Incorporated	9,769	2,159,535
O'Reilly Automotive Incorporated †	42	27,268
Penske Auto Group Incorporated	10,553	1,037,254
Petco Health & Wellness Company †	6,633	116,210
The Gap Incorporated	3,538	51,478
The Home Depot Incorporated	16,171	5,107,287
The TJX Companies Incorporated	2,501	165,316
Tractor Supply Company	326	66,436
Ulta Beauty Incorporated †	289	108,231
Victoria's Secret Corporation †	1,297	69,558
Williams-Sonoma Incorporated	1,981	286,968
		12,277,090
Textiles, apparel & luxury goods: 0.20%
Capri Holdings Limited †	3,001	203,288
Deckers Outdoor Corporation †	264	76,201
HanesBrands Incorporated	16,761	258,957
Skechers USA Incorporated Class A †	2,296	105,570
Tapestry Incorporated	3,711	151,780
Under Armour Incorporated Class A †	24,192	432,795
Under Armour Incorporated Class C †	15,108	236,138
		1,464,729
Consumer staples: 6.51%
Beverages: 1.57%
Boston Beer Company Incorporated Class A †	172	65,955
Constellation Brands Incorporated Class A	3,023	651,819
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  7

Portfolio of investments—February 28, 2022

	Shares	Value
Beverages (continued)
Keurig Dr. Pepper Incorporated	16,790	$ 649,269
Molson Coors Brewing Company Class B	22,365	1,167,006
Monster Beverage Corporation †	6,610	557,884
PepsiCo Incorporated	26,775	4,384,139
The Coca-Cola Company	69,520	4,326,925
		11,802,997
Food & staples retailing: 1.37%
Albertsons Companies LLC	25,850	753,528
Costco Wholesale Corporation	7,960	4,133,230
Sysco Corporation	3,913	340,822
The Kroger Company	31,573	1,477,616
US Foods Holding Corporation †	3,875	151,474
Walgreens Boots Alliance Incorporated	12,318	567,737
Walmart Incorporated	20,987	2,836,603
		10,261,010
Food products: 1.63%
Archer Daniels Midland Company	21,625	1,696,481
Bunge Limited	17,429	1,822,202
Campbell Soup Company	3,519	158,249
ConAgra Foods Incorporated	4,138	144,706
Darling Ingredients Incorporated †	9,365	678,775
Flowers Foods Incorporated	33,971	931,145
General Mills Incorporated	3,728	251,379
Hain Celestial Group Incorporated †	12,321	447,992
Ingredion Incorporated	5,574	494,637
Kellogg Company	5,609	358,639
Mondelez International Incorporated Class A	13,037	853,663
Pilgrim's Pride Corporation †	48,363	1,140,400
Post Holdings Incorporated †	1,018	107,033
Seaboard Corporation	32	123,503
The Hershey Company	4,091	827,446
The J.M. Smucker Company	3,067	413,278
The Kraft Heinz Company	4,786	187,707
Tyson Foods Incorporated Class A	17,592	1,630,075
		12,267,310
Household products: 1.25%
Church & Dwight Company Incorporated	1,601	156,658
Colgate-Palmolive Company	19,248	1,481,134
Kimberly-Clark Corporation	5,918	770,228
Reynolds Consumer Products Incorporated	1,005	29,919
Spectrum Brands Holdings Incorporated	735	68,193
The Clorox Company	572	83,392
The Procter & Gamble Company	43,625	6,800,701
		9,390,225
Personal products: 0.08%
Herbalife Nutrition Limited †	1,938	68,954
The Estee Lauder Companies Incorporated Class A	1,718	509,095
		578,049
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Tobacco: 0.61%
Altria Group Incorporated	32,990	$ 1,692,057
Philip Morris International Incorporated	28,142	2,844,312
		4,536,369
Energy: 2.88%
Energy equipment & services: 0.14%
Baker Hughes Incorporated	12,154	357,085
Schlumberger Limited	17,676	693,606
		1,050,691
Oil, gas & consumable fuels: 2.74%
Antero Midstream Corporation	23,715	238,099
APA Corporation	29,055	1,035,230
Cabot Oil & Gas Corporation	14,125	329,536
Cheniere Energy Incorporated	4,466	593,531
Chevron Corporation	31,243	4,498,992
ConocoPhillips	12,840	1,218,002
Continental Resources Incorporated	5,238	290,342
Devon Energy Corporation	1,595	94,982
Diamondback Energy Incorporated	3,660	505,446
EOG Resources Incorporated	8,535	980,842
Exxon Mobil Corporation	79,645	6,245,761
Marathon Oil Corporation	9,527	214,929
Marathon Petroleum Corporation	17,498	1,362,569
Occidental Petroleum Corporation	4,005	175,139
ONEOK Incorporated	6,117	399,440
Phillips 66	7,738	651,849
Targa Resources Corporation	17,657	1,154,238
Valero Energy Corporation	7,279	607,869
		20,596,796
Financials: 9.12%
Banks: 2.99%
Bank of America Corporation	116,801	5,162,604
Bank of Hawaii Corporation	409	35,248
Bank OZK	11,657	548,112
BOK Financial Corporation	3,888	399,298
Citigroup Incorporated	31,930	1,891,214
Citizens Financial Group Incorporated	6,638	347,964
Fifth Third Bancorp	8,698	416,112
First Citizens BancShares Corporation Class A	107	84,364
First Hawaiian Incorporated	3,119	90,669
First Republic Bank	436	75,541
FNB Corporation	36,563	491,041
Huntington Bancshares Incorporated	4,444	68,971
JPMorgan Chase & Company	50,362	7,141,332
KeyCorp	8,762	219,663
M&T Bank Corporation	736	134,121
PacWest Bancorp	6,934	342,678
Pinnacle Financial Partners Incorporated	2,618	264,627
PNC Financial Services Group Incorporated	5,436	1,083,123
Popular Incorporated	4,885	448,687
Regions Financial Corporation	11,841	286,434
SVB Financial Group †	145	87,870
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  9

Portfolio of investments—February 28, 2022

	Shares	Value
Banks (continued)
Synovus Financial Corporation	5,343	$ 281,309
Truist Financial Corporation	15,984	994,524
US Bancorp	20,859	1,179,368
Webster Financial Corporation	1,580	95,132
Wintrust Financial Corporation	1,688	167,720
Zions Bancorporation	1,258	89,180
		22,426,906
Capital markets: 2.49%
Affiliated Managers Group Incorporated	7,901	1,093,182
Ameriprise Financial Incorporated	1,788	536,025
Bank of New York Mellon Corporation	4,866	258,628
BlackRock Incorporated	2,030	1,510,097
Evercore Partners Incorporated Class A	8,879	1,127,722
Franklin Resources Incorporated	5,667	168,480
Invesco Limited	40,480	859,795
Janus Henderson Group plc	32,289	1,083,942
Jefferies Financial Group Incorporated	12,875	457,578
KKR & Company Incorporated Class A	1,614	97,034
LPL Financial Holdings Incorporated	1,403	253,873
Moody's Corporation	1,110	357,453
Morgan Stanley	18,403	1,669,888
MSCI Incorporated	540	270,913
Raymond James Financial Incorporated	3,029	332,130
S&P Global Incorporated	4,220	1,585,454
SEI Investments Company	13,182	772,202
Stifel Financial Corporation	6,365	467,828
T. Rowe Price Group Incorporated	3,978	575,060
The Blackstone Group Incorporated Class A	20,950	2,670,497
The Carlyle Group Incorporated	2,893	135,595
The Goldman Sachs Group Incorporated	4,929	1,682,218
The NASDAQ Incorporated	3,779	646,776
VIRTU Financial Incorporated Class A	1,662	58,303
		18,670,673
Consumer finance: 0.39%
Ally Financial Incorporated	3,627	180,987
American Express Company	6,580	1,280,073
Capital One Financial Corporation	4,592	703,816
Discover Financial Services	1,246	153,806
OneMain Holdings Incorporated	1,974	100,635
SLM Corporation	5,561	109,552
Synchrony Financial	9,161	391,908
		2,920,777
Diversified financial services: 1.45%
Berkshire Hathaway Incorporated Class B †	33,233	10,682,748
Equitable Holdings Incorporated	3,243	105,916
Voya Financial Incorporated	1,934	130,255
		10,918,919
Insurance: 1.73%
AFLAC Incorporated	5,907	360,859
Alleghany Corporation †	241	159,523
American Financial Group Incorporated	9,443	1,278,488
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Insurance (continued)
American International Group Incorporated	5,882	$ 360,214
Aon plc Class A	2,002	584,864
Assurant Incorporated	995	168,861
Assured Guaranty Limited	511	31,667
Axis Capital Holdings Limited	7,377	402,932
Chubb Limited	6,630	1,350,133
Cincinnati Financial Corporation	11	1,351
CNA Financial Corporation	2,481	113,382
Erie Indemnity Company Class A	8	1,401
Everest Reinsurance Group Limited	922	274,959
First American Financial Corporation	7,193	482,219
Kemper Corporation	291	15,551
Marsh & McLennan Companies Incorporated	8,115	1,261,152
Mercury General Corporation	465	25,575
MetLife Incorporated	9,196	621,190
Old Republic International Corporation	40,045	1,055,186
Progressive Corporation	6,519	690,558
Prudential Financial Incorporated	6,247	697,540
The Allstate Corporation	5,000	611,800
The Hanover Insurance Group Incorporated	5,543	773,304
The Travelers Companies Incorporated	5,770	991,459
UnumProvident Corporation	25,795	720,196
		13,034,364
Mortgage REITs: 0.05%
AGNC Investment Corporation	11,677	150,750
Annaly Capital Management Incorporated	22,908	159,440
New Residential Investment Corporation	4,050	42,039
		352,229
Thrifts & mortgage finance: 0.02%
MGIC Investment Corporation	1	15
New York Community Bancorp Incorporated	7,950	91,743
Rocket Companies Incorporated Class A	2,400	30,984
UWM Holdings Corporation	1,739	7,547
		130,289
Health care: 14.04%
Biotechnology: 2.54%
AbbVie Incorporated	39,233	5,797,460
Amgen Incorporated	13,331	3,019,205
Biogen Incorporated †	2,703	570,360
BioMarin Pharmaceutical Incorporated †	2,514	196,394
Exelixis Incorporated †	20,671	424,376
Gilead Sciences Incorporated	35,773	2,160,689
Horizon Therapeutics plc †	6,512	593,699
Incyte Corporation †	11,534	787,772
Ionis Pharmaceuticals Incorporated †	15,089	503,671
Moderna Incorporated †	8,539	1,311,590
Natera Incorporated †	433	28,470
Neurocrine Biosciences Incorporated †	1,641	147,477
Novavax Incorporated †	1,267	105,630
Regeneron Pharmaceuticals Incorporated †	3,385	2,093,149
Seagen Incorporated †	428	55,156
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  11

Portfolio of investments—February 28, 2022

	Shares	Value
Biotechnology (continued)
United Therapeutics Corporation †	7,433	$ 1,235,365
Vertex Pharmaceuticals Incorporated †	196	45,084
		19,075,547
Health care equipment & supplies: 2.83%
Abbott Laboratories	32,208	3,884,929
Align Technology Incorporated †	1,319	674,616
Baxter International Incorporated	7,950	675,512
Becton Dickinson & Company	5,413	1,468,439
Boston Scientific Corporation †	20,553	907,826
Dentsply Sirona Incorporated	9,622	520,935
Edwards Lifesciences Corporation †	9,106	1,023,241
Envista Holdings Corporation †	28,845	1,384,560
Figs Incorporated Class A †	7,069	116,144
Globus Medical Incorporated Class A †	7,436	522,900
Hologic Incorporated †	6,755	480,753
ICU Medical Incorporated †	351	83,092
IDEXX Laboratories Incorporated †	2,440	1,298,934
Integra LifeSciences Holdings Corporation †	8,016	537,553
Intuitive Surgical Incorporated †	4,881	1,417,101
Masimo Corporation †	171	26,924
Medtronic plc	23,635	2,481,439
Quidel Corporation †	668	70,668
ResMed Incorporated	4,292	1,059,051
STERIS plc	2,319	556,560
Stryker Corporation	5,529	1,456,062
Teleflex Incorporated	108	36,321
The Cooper Companies Incorporated	268	109,617
Zimmer Biomet Holdings Incorporated	3,669	466,660
		21,259,837
Health care providers & services: 2.78%
Acadia Healthcare Company Incorporated †	8,236	467,064
Anthem Incorporated	4,661	2,106,073
Centene Corporation †	7,926	654,846
Cigna Corporation	5,675	1,349,402
CVS Health Corporation	29,873	3,096,336
DaVita HealthCare Partners Incorporated †	1,173	132,279
HCA Healthcare Incorporated	5,956	1,490,846
Henry Schein Incorporated †	7,028	607,079
Humana Incorporated	1,864	809,572
Laboratory Corporation of America Holdings †	2,677	726,163
Molina Healthcare Incorporated †	3,588	1,101,050
Quest Diagnostics Incorporated	945	124,050
UnitedHealth Group Incorporated	16,798	7,993,664
Universal Health Services Incorporated Class B	1,326	190,851
		20,849,275
Health care technology: 0.10%
Certara Incorporated †	3,065	77,667
Veeva Systems Incorporated Class A †	3,090	707,765
		785,432
Life sciences tools & services: 2.19%
Agilent Technologies Incorporated	8,493	1,107,147
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Life sciences tools & services (continued)
Avantor Incorporated †	25,677	$ 890,735
Bio-Techne Corporation	1,178	494,065
Bruker Corporation	14,633	1,029,724
Charles River Laboratories International Incorporated †	2,018	587,561
Danaher Corporation	10,775	2,956,768
Illumina Incorporated †	1,053	343,910
IQVIA Holdings Incorporated †	4,489	1,033,009
Mettler-Toledo International Incorporated †	860	1,211,516
PerkinElmer Incorporated	1,319	236,906
Syneos Health Incorporated †	9,795	775,764
Thermo Fisher Scientific Incorporated	6,557	3,567,008
Waters Corporation †	4,193	1,328,049
West Pharmaceutical Services Incorporated	2,238	866,285
		16,428,447
Pharmaceuticals: 3.60%
Bristol-Myers Squibb Company	39,626	2,721,117
Catalent Incorporated †	1,969	200,917
Eli Lilly & Company	15,387	3,845,981
Jazz Pharmaceuticals plc †	1,209	166,141
Johnson & Johnson	48,127	7,920,260
Merck & Company Incorporated	43,635	3,341,568
Organon & Company	54,670	2,040,831
Perrigo Company plc	2,360	83,827
Pfizer Incorporated	111,006	5,210,622
Viatris Incorporated	14,869	163,708
Zoetis Incorporated	6,917	1,339,477
		27,034,449
Industrials: 9.31%
Aerospace & defense: 1.81%
BWX Technologies Incorporated	4,419	236,063
Curtiss-Wright Corporation	1,916	282,648
General Dynamics Corporation	8,625	2,022,131
Hexcel Corporation	1,491	86,329
Howmet Aerospace Incorporated	22,988	825,729
Huntington Ingalls Industries Incorporated	6,707	1,370,911
L3Harris Technologies Incorporated	3,682	929,005
Lockheed Martin Corporation	4,322	1,874,884
Northrop Grumman Corporation	4,059	1,794,646
Raytheon Technologies Corporation	22,038	2,263,303
Textron Incorporated	11,142	814,814
The Boeing Company †	5,385	1,105,756
		13,606,219
Air freight & logistics: 0.64%
C.H. Robinson Worldwide Incorporated	6,827	660,034
Expeditors International of Washington Incorporated	5,046	521,555
FedEx Corporation	2,918	648,584
United Parcel Service Incorporated Class B	13,300	2,798,586
XPO Logistics Incorporated	1,798	130,679
		4,759,438
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  13

Portfolio of investments—February 28, 2022

	Shares	Value
Airlines: 0.12%
Alaska Air Group Incorporated †	3,545	$ 199,016
Copa Holdings SA Class A †	6,298	534,322
Delta Air Lines Incorporated †	3,970	158,482
		891,820
Building products: 0.52%
A.O. Smith Corporation	3,616	247,985
Builders FirstSource Incorporated †	2,778	206,739
Carlisle Companies Incorporated	1,225	290,815
Carrier Global Corporation	8,395	376,768
Johnson Controls International plc	18,320	1,190,067
Lennox International Incorporated	1,805	481,809
Masco Corporation	1,043	58,450
Owens Corning Incorporated	4,480	417,491
Trane Technologies plc	4,201	646,660
		3,916,784
Commercial services & supplies: 0.58%
ADT Incorporated	2,916	21,316
Cintas Corporation	1,031	386,955
Clean Harbors Incorporated †	20,851	1,989,811
MSA Safety Incorporated	644	89,580
Republic Services Incorporated	2,529	304,188
Rollins Incorporated	3,925	128,073
Stericycle Incorporated †	6,532	381,208
Waste Management Incorporated	7,441	1,074,480
		4,375,611
Construction & engineering: 0.01%
AECOM Technology Corporation	1,072	77,892
Electrical equipment: 1.05%
Acuity Brands Incorporated	4,704	857,868
AMETEK Incorporated	1,199	155,618
Eaton Corporation plc	10,409	1,606,005
Emerson Electric Company	13,107	1,217,902
Generac Holdings Incorporated †	1,002	316,101
Hubbell Incorporated	5,717	1,019,055
nVent Electric plc	25,600	868,608
Regal-Beloit Corporation	5,853	938,529
Rockwell Automation Incorporated	2,289	610,202
Sensata Technologies Holding plc †	2,744	158,905
Shoals Technologies Group Class A †	1,867	29,517
Vertiv Holdings Company	5,273	68,654
		7,846,964
Industrial conglomerates: 0.77%
3M Company	10,592	1,574,490
General Electric Company	19,007	1,815,359
Honeywell International Incorporated	12,581	2,387,245
		5,777,094
Machinery: 1.22%
AGCO Corporation	6,668	801,227
Allison Transmission Holdings Incorporated	6,097	243,514
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Machinery (continued)
Caterpillar Incorporated	7,458	$ 1,398,972
Crane Company	3,026	305,868
Cummins Incorporated	1,400	285,768
Deere & Company	4,016	1,445,840
Donaldson Company Incorporated	2,306	125,147
Dover Corporation	2,517	394,817
Flowserve Corporation	5,622	170,740
Gates Industrial Corporation plc †	1,674	26,516
Illinois Tool Works Incorporated	2,948	637,770
ITT Incorporated	4,582	402,620
Lincoln Electric Holdings Incorporated	6,492	827,470
Oshkosh Corporation	1,200	133,248
Otis Worldwide Corporation	8,496	665,492
PACCAR Incorporated	382	35,071
Parker-Hannifin Corporation	1,613	478,077
Pentair plc	10,096	584,659
The Middleby Corporation †	25	4,441
The Timken Company	1,119	73,362
The Toro Company	697	65,386
Xylem Incorporated	394	35,046
		9,141,051
Professional services: 1.00%
Booz Allen Hamilton Holding Corporation	5,662	456,867
CACI International Incorporated Class A †	2,839	794,324
FTI Consulting Incorporated †	6,255	913,230
Jacobs Engineering Group Incorporated	5,583	686,709
Legalzoom.com Incorporated †	349	5,448
Leidos Holdings Incorporated	2,467	251,239
Manpower Incorporated	15,434	1,640,326
Nielsen Holdings plc	32,322	563,049
Robert Half International Incorporated	12,594	1,514,932
Science Applications International Corporation	7,863	689,506
		7,515,630
Road & rail: 1.27%
AMERCO	52	30,036
CSX Corporation	20,774	704,446
J.B. Hunt Transport Services Incorporated	5,485	1,113,071
Knight-Swift Transportation Holdings Incorporated	9,743	530,799
Landstar System Incorporated	8,739	1,349,389
Norfolk Southern Corporation	1	257
Old Dominion Freight Line Incorporated	2,477	777,852
Ryder System Incorporated	18,964	1,495,122
Schneider National Incorporated Class B	62,638	1,636,105
Union Pacific Corporation	7,834	1,926,772
		9,563,849
Trading companies & distributors: 0.32%
Fastenal Company	1,381	71,066
MSC Industrial Direct Company Class A	8,476	656,720
Univar Incorporated †	30,086	923,941
W.W. Grainger Incorporated	849	405,024
Watsco Incorporated	1,346	367,539
		2,424,290
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  15

Portfolio of investments—February 28, 2022

	Shares	Value
Information technology: 28.80%
Communications equipment: 0.71%
Ciena Corporation †	2,820	$ 192,944
Cisco Systems Incorporated	69,298	3,864,749
CommScope Holdings Incorporated †	3,548	33,848
Juniper Networks Incorporated	9,741	329,148
Motorola Solutions Incorporated	3,806	838,957
Ubiquiti Incorporated	384	97,494
		5,357,140
Electronic equipment, instruments & components: 0.79%
Arrow Electronics Incorporated †	12,826	1,563,233
Avnet Incorporated	45,271	1,904,551
CDW Corporation of Delaware	4,256	733,990
Jabil Circuit Incorporated	19,033	1,100,298
Keysight Technologies Incorporated †	1,477	232,435
SYNNEX Corporation	4,097	417,198
		5,951,705
IT services: 5.22%
Accenture plc Class A	13,304	4,204,330
Akamai Technologies Incorporated †	2,497	270,325
Alliance Data Systems Corporation	11,276	760,566
Amdocs Limited	10,762	846,969
Automatic Data Processing Incorporated	7,429	1,518,785
Broadridge Financial Solutions Incorporated	5,422	792,751
Cloudflare Incorporated Class A †	1,369	159,379
Cognizant Technology Solutions Corporation Class A	19,230	1,656,280
Concentrix Corporation	18,772	3,752,335
DXC Technology Company †	59,446	2,022,947
EPAM Systems Incorporated †	2,344	486,966
Euronet Worldwide Incorporated †	946	121,306
Fidelity National Information Services Incorporated	5,575	530,907
Fiserv Incorporated †	10,054	981,974
FleetCor Technologies Incorporated †	612	143,330
Gartner Incorporated †	4,240	1,188,981
Genpact Limited	15,443	646,135
Global Payments Incorporated	2,601	346,921
Globant SA †	383	104,942
GoDaddy Incorporated Class A †	254	21,186
International Business Machines Corporation	20,117	2,464,534
Jack Henry & Associates Incorporated	4,350	769,080
Kyndryl Holdings Incorporated †	129,121	2,047,859
MasterCard Incorporated Class A	11,207	4,043,710
Paychex Incorporated	9,681	1,152,620
PayPal Holdings Incorporated †	4,544	508,610
Shift4 Payments Incorporated Class A †	3,175	167,164
Solarwinds Corporation	637	8,631
Square Incorporated Class A †	7,099	905,123
Switch Incorporated Class A	4,543	118,209
The Western Union Company	41,347	751,688
VeriSign Incorporated †	3,447	736,693
Visa Incorporated Class A	22,914	4,952,174
		39,183,410
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Semiconductors & semiconductor equipment: 5.61%
Advanced Micro Devices Incorporated †	20,888	$ 2,576,326
Allegro MicroSystems Incorporated †	29,951	858,695
Analog Devices Incorporated	8,489	1,360,702
Applied Materials Incorporated	18,813	2,524,705
Broadcom Incorporated	7,173	4,213,707
Cirrus Logic Incorporated †	6,350	551,625
Entegris Incorporated	2,398	312,891
First Solar Incorporated †	1,463	110,149
Intel Corporation	70,000	3,339,000
KLA Corporation	3,785	1,319,073
Lam Research Corporation	2,876	1,614,443
Microchip Technology Incorporated	11,226	789,525
Micron Technology Incorporated	20,141	1,789,729
MKS Instruments Incorporated	987	148,642
Monolithic Power Systems Incorporated	416	190,819
NVIDIA Corporation	41,562	10,134,894
NXP Semiconductors NV	6,893	1,310,497
ON Semiconductor Corporation †	28,629	1,792,462
Qorvo Incorporated †	1,955	267,405
Qualcomm Incorporated	16,478	2,834,051
Skyworks Solutions Incorporated	3,702	511,505
Teradyne Incorporated	3,353	395,386
Texas Instruments Incorporated	18,427	3,132,406
		42,078,637
Software: 10.50%
Adobe Incorporated †	8,501	3,975,748
Anaplan Incorporated †	71	3,363
ANSYS Incorporated †	267	86,559
Atlassian Corporation plc Class A †	3,703	1,132,081
Autodesk Incorporated †	4,192	923,204
Bentley Systems Incorporated Class B	8,998	345,433
Cadence Design Systems Incorporated †	8,669	1,312,747
CDK Global Incorporated	2,228	101,018
Crowdstrike Holdings Incorporated Class A †	2,636	514,574
Datadog Incorporated Class A †	271	43,661
Datto Holding Corporation †	3,976	93,277
DocuSign Incorporated †	3,636	430,611
Dolby Laboratories Incorporated Class A	1,127	84,638
Doubleverify Holdings Incorporated †	303	8,378
Dropbox Incorporated Class A †	52,483	1,190,839
Dynatrace Incorporated †	5,034	223,610
Elastic NV †	365	31,627
Fair Isaac Corporation †	2,085	982,431
Fortinet Incorporated †	5,198	1,790,815
Guidewire Software Incorporated †	510	44,957
HubSpot Incorporated †	827	434,175
Intuit Incorporated	5,584	2,648,882
Mandiant Incorporated †	4,216	83,477
Manhattan Associates Incorporated †	6,886	920,520
Microsoft Corporation	139,536	41,691,961
N-able Incorporated †	64,923	751,159
NCR Corporation †	32,184	1,304,096
New Relic Incorporated †	7,961	527,337
NortonLifeLock Incorporated	9,736	282,149
Nutanix Incorporated Class A †	10,501	280,377
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  17

Portfolio of investments—February 28, 2022

	Shares	Value
Software (continued)
Oracle Corporation	33,593	$ 2,552,060
Palantir Technologies Incorporated Class A †	6,582	77,997
Palo Alto Networks Incorporated †	1,814	1,077,970
Pegasystems Incorporated	77	6,708
PTC Incorporated †	4,783	532,252
RingCentral Incorporated Class A †	973	127,307
Salesforce.com Incorporated †	14,692	3,093,107
ServiceNow Incorporated †	3,402	1,972,888
Smartsheet Incorporated Class A †	6,879	365,756
SS&C Technologies Holdings Incorporated	13,120	983,606
Synopsys Incorporated †	4,369	1,364,832
Teradata Corporation †	56,667	2,832,783
Tyler Technologies Incorporated †	699	299,354
VMware Incorporated Class A	3,996	468,811
Workday Incorporated Class A †	3,304	756,781
Zendesk Incorporated †	856	99,870
		78,855,786
Technology hardware, storage & peripherals: 5.97%
Apple Incorporated	259,047	42,773,841
Hewlett Packard Enterprise Company	17,516	278,855
HP Incorporated	41,772	1,435,286
Western Digital Corporation †	5,448	277,521
Xerox Holdings Corporation	827	16,300
		44,781,803
Materials: 2.11%
Chemicals: 1.24%
Ashland Global Holdings Incorporated	963	88,866
Axalta Coating Systems Limited †	3,637	98,344
Celanese Corporation Series A	1,201	167,275
Corteva Incorporated	8,206	426,958
Diversey Holdings Limited †	4,821	46,137
Dow Incorporated	17,355	1,023,251
DuPont de Nemours Incorporated	5,093	394,045
Eastman Chemical Company	2,339	277,101
Ecolab Incorporated	1,886	332,426
Element Solutions Incorporated	14,063	345,669
Huntsman Corporation	23,396	946,134
LyondellBasell Industries NV Class A	5,643	548,669
Olin Corporation	37,570	1,935,231
PPG Industries Incorporated	1,154	154,001
The Chemours Company	23,952	661,075
The Mosaic Company	9,950	521,679
The Sherwin-Williams Company	3,582	942,532
Valvoline Incorporated	8,992	290,711
Westlake Chemical Corporation	961	106,008
		9,306,112
Construction materials: 0.06%
Eagle Materials Incorporated	3,323	454,686
Martin Marietta Materials Incorporated	66	25,040
		479,726
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Containers & packaging: 0.23%
Avery Dennison Corporation	1,686	$ 297,073
Berry Global Group Incorporated †	3,190	193,474
Graphic Packaging Holding Company	12,237	251,837
International Paper Company	6,764	294,437
Packaging Corporation of America	1,116	164,264
Sealed Air Corporation	2,813	188,837
Sonoco Products Company	2,746	161,245
WestRock Company	4,615	208,921
		1,760,088
Metals & mining: 0.57%
Alcoa Corporation	5,116	385,439
Cleveland Cliffs Incorporated †	1,755	39,242
Freeport-McMoRan Incorporated	7,637	358,557
Nucor Corporation	7,745	1,019,397
Reliance Steel & Aluminum Company	3,506	669,190
Steel Dynamics Incorporated	13,227	933,562
United States Steel Corporation	31,978	870,121
		4,275,508
Paper & forest products: 0.01%
Sylvamo Corporation †	1,268	44,253
Real estate: 2.72%
Equity REITs: 2.38%
American Campus Communities Incorporated	11,412	614,080
American Homes 4 Rent Class A	7,542	286,671
American Tower Corporation	4,043	917,235
Apartment Income Corporation REIT	6,637	342,536
AvalonBay Communities Incorporated	2,140	510,583
Brixmor Property Group Incorporated	7,644	192,017
Camden Property Trust	4,139	683,390
Crown Castle International Corporation	6,011	1,001,372
CubeSmart	7,951	383,318
Duke Realty Corporation	3,952	209,456
Equinix Incorporated	740	525,200
Equity Lifestyle Properties Incorporated	2,413	180,058
Equity Residential	6,846	583,964
Essex Property Trust Incorporated	1,619	513,498
Extra Space Storage Incorporated	3,328	626,163
First Industrial Realty Trust Incorporated	5,716	329,127
Gaming and Leisure Properties Incorporated	5,311	241,173
Healthpeak Properties Incorporated	5,701	177,073
Highwoods Properties Incorporated	2,941	128,228
Invitation Homes Incorporated	12,782	483,160
Iron Mountain Incorporated	27,721	1,363,319
Lamar Advertising Company Class A	6,445	702,892
Life Storage Incorporated	3,339	422,684
Mid-America Apartment Communities Incorporated	3,968	811,892
National Retail Properties Incorporated	1,493	63,617
Omega Healthcare Investors Incorporated	2,256	63,552
Orion Office Incorporated †	706	12,023
Prologis Incorporated	6,500	948,025
Public Storage Incorporated	3,017	1,071,095
Realty Income Corporation	7,061	466,661
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  19

Portfolio of investments—February 28, 2022

	Shares	Value
Equity REITs (continued)
Regency Centers Corporation	4,984	$ 328,396
SBA Communications Corporation	875	265,466
Simon Property Group Incorporated	5,212	716,963
SL Green Realty Corporation	349	27,752
UDR Incorporated	3,051	167,408
Ventas Incorporated	2,705	146,070
VICI Properties Incorporated	10,513	293,943
Welltower Incorporated	6,538	544,550
Weyerhaeuser Company	13,634	530,090
		17,874,700
Real estate management & development: 0.34%
CBRE Group Incorporated Class A †	10,988	1,064,188
Jones Lang LaSalle Incorporated †	5,905	1,453,929
		2,518,117
Utilities: 2.33%
Electric utilities: 1.41%
Alliant Energy Corporation	1,172	68,445
American Electric Power Company Incorporated	4,919	445,907
Avangrid Incorporated	988	44,332
Constellation Newenergy	8,350	383,933
Duke Energy Corporation	11,396	1,144,272
Edison International	6,182	392,062
Entergy Corporation	310	32,615
Evergy Incorporated	8,461	528,051
Eversource Energy	1,486	121,555
Exelon Corporation	25,050	1,066,128
FirstEnergy Corporation	20,352	851,731
Hawaiian Electric Industries Incorporated	6,355	260,428
IDACORP Incorporated	3,326	345,738
NextEra Energy Incorporated	26,529	2,076,425
NRG Energy Incorporated	4,244	160,593
OGE Energy Corporation	20,641	775,070
PG&E Corporation †	23,616	268,514
PPL Corporation	11,844	309,957
The Southern Company	16,942	1,097,333
Xcel Energy Incorporated	3,252	218,957
		10,592,046
Gas utilities: 0.06%
National Fuel Gas Company	5,014	312,071
UGI Corporation	3,771	144,957
		457,028
Independent power & renewable electricity producers: 0.11%
AES Corporation	29,815	632,972
Vistra Energy Corporation	8,432	192,418
		825,390
Multi-utilities: 0.67%
CenterPoint Energy Incorporated	20,833	569,783
CMS Energy Corporation	158	10,114
Consolidated Edison Incorporated	2,253	193,240
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Multi-utilities (continued)
Dominion Energy Incorporated	9,983	$ 793,948
DTE Energy Company	3,711	451,220
MDU Resources Group Incorporated	50,893	1,362,406
NiSource Incorporated	5,665	163,888
Public Service Enterprise Group Incorporated	8,564	555,204
Sempra Energy	5,125	739,128
WEC Energy Group Incorporated	1,707	155,132
		4,994,063
Water utilities: 0.08%
American Water Works Company Incorporated	3,164	478,049
Essential Utilities Incorporated	2,759	129,976
		608,025
Total Common stocks (Cost $558,702,079)		729,249,499

		Yield
Short-term investments: 2.22%
Investment companies: 2.22%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	16,689,254	16,689,254
Total Short-term investments (Cost $16,689,254)				16,689,254
Total investments in securities (Cost $575,391,333)	99.36%			745,938,753
Other assets and liabilities, net	0.64			4,799,338
Total net assets	100.00%			$750,738,091

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$18,864,948	$181,031,151	$(183,206,845)	$0	$0	$16,689,254	16,689,254	$6,105
The accompanying notes are an integral part of these financial statements.

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Portfolio of investments—February 28, 2022

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	96	3-18-2022	$21,976,551	$20,966,400	$0	$(1,010,151)
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Statement of assets and liabilities—February 28, 2022

Assets
Investments in unaffiliated securities, at value (cost $558,702,079)	$ 729,249,499
Investments in affiliated securities, at value (cost $16,689,254)	16,689,254
Cash at broker segregated for futures contracts	3,983,600
Receivable for dividends	935,971
Prepaid expenses and other assets	72,298
Total assets	750,930,622
Liabilities
Payable for daily variation margin on open futures contracts	75,439
Advisory fee payable	45,950
Professional fees payable	38,455
Custody and accounting fees payable	23,927
Trustees’ fees and expenses payable	1,150
Accrued expenses and other liabilities	7,610
Total liabilities	192,531
Total net assets	$750,738,091
The accompanying notes are an integral part of these financial statements.

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Statement of operations—year ended February 28, 2022

Investment income
Dividends (net of foreign withholdings taxes of $48,684)	$ 10,880,710
Income from affiliated securities	6,105
Total investment income	10,886,815
Expenses
Advisory fee	820,060
Custody and accounting fees	57,484
Professional fees	57,023
Interest holder report expenses	17,058
Trustees’ fees and expenses	20,121
Other fees and expenses	20,649
Total expenses	992,395
Less: Fee waivers and/or expense reimbursements	(156,380)
Net expenses	836,015
Net investment income	10,050,800
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	143,442,581
Futures contracts	4,701,992
Net realized gains on investments	148,144,573
Net change in unrealized gains (losses) on
Unaffiliated securities	(33,024,754)
Futures contracts	(1,253,843)
Net change in unrealized gains (losses) on investments	(34,278,597)
Net realized and unrealized gains (losses) on investments	113,865,976
Net increase in net assets resulting from operations	$123,916,776
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Statement of changes in net assets

	Year ended February 28, 2022	Year ended February 28, 2021
Operations
Net investment income	$ 10,050,800	$ 15,062,223
Net realized gains on investments	148,144,573	109,367,052
Net change in unrealized gains (losses) on investments	(34,278,597)	68,934,110
Net increase in net assets resulting from operations	123,916,776	193,363,385
Capital transactions
Transactions in investors’ beneficial interests
Contributions	80,236,932	187,853,147
Withdrawals	(257,231,310)	(538,830,448)
Net decrease in net assets resulting from capital transactions	(176,994,378)	(350,977,301)
Total decrease in net assets	(53,077,602)	(157,613,916)
Net assets
Beginning of period	803,815,693	961,429,609
End of period	$ 750,738,091	$ 803,815,693
The accompanying notes are an integral part of these financial statements.

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Financial highlights
	Year ended February 28
	2022	2021	2020 [1]	2019	2018 [2]
Total return[3]	15.65%	24.03%	4.00%	7.60%	11.92%
Ratios to average net assets (annualized)
Gross expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.10% *	0.10% *	0.11%	0.11%	0.12%
Net investment income	1.23%	1.72%	2.10%	2.09%	1.94%
Supplemental data
Portfolio turnover rate	50%	71%	25%	23%	75%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Year ended February 28, 2022	0.02%
Year ended February 28, 2021	0.02%

[1]	Year ended February 29
[2]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

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Notes to financial statements
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Factor Enhanced U.S. Large Cap Equity Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Portfolio changed their names to "Allspring", including Allspring Funds Management, LLC, the adviser to the Portfolio, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC. Consummation of the transaction resulted in a new advisory agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or

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Notes to financial statements
losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2022, the aggregate cost of all investments for federal income tax purposes was $580,074,475 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$187,833,224
Gross unrealized losses	(22,979,097)
Net unrealized gains	$164,854,127
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

28  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Notes to financial statements
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 70,358,221	$0	$0	$ 70,358,221
Consumer discretionary	74,680,508	0	0	74,680,508
Consumer staples	48,835,960	0	0	48,835,960
Energy	21,647,487	0	0	21,647,487
Financials	68,454,157	0	0	68,454,157
Health care	105,432,987	0	0	105,432,987
Industrials	69,896,642	0	0	69,896,642
Information technology	216,208,481	0	0	216,208,481
Materials	15,865,687	0	0	15,865,687
Real estate	20,392,817	0	0	20,392,817
Utilities	17,476,552	0	0	17,476,552
Short-term investments
Investment companies	16,689,254	0	0	16,689,254
Total assets	$745,938,753	$0	$0	$745,938,753
Liabilities
Futures contracts	$ 1,010,151	$0	$0	$ 1,010,151
Total liabilities	$ 1,010,151	$0	$0	$ 1,010,151
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2022, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.100%
Next $5 billion	0.080
Over $10 billion	0.060
For the year ended February 28, 2022, the advisory fee was equivalent to an annual rate of 0.10% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the

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Notes to financial statements
Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2022 were $389,765,863 and $543,721,941, respectively.
6. DERIVATIVE TRANSACTIONS
During the year ended February 28, 2022, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $28,815,080 in long futures contracts during the year ended February 28, 2022.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended February 28, 2022, there were no borrowings by the Portfolio under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

30  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Factor Enhanced U.S. Large Cap Equity Portfolio (formerly, Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio) (the Portfolio), one of the portfolios constituting Allspring Master Trust (formerly, Wells Fargo Master Trust), including the portfolio of investments, as of February 28, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the four-year period then ended and the period from May 23, 2017 (commencement of operations) to February 28, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period from May 23, 2017 to February 28, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2022, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
April 28, 2022

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Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

32  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 138 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  33

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

34  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  35

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.

Annual Report
February 28, 2022
Allspring Factor Enhanced U.S.
Low Volatility Equity Portfolio

Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio  |  1

Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

2  |  Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio

This page is intentionally left blank.

Portfolio information (unaudited)
Investment objective	The Portfolio seeks long-term capital appreciation.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Dennis Bein, CFA®‡†, Harindra de Silva, Ph.D., CFA®‡, Monisha Jayakumar
Ten largest holdings (%) as of February 28, 2022[1]
The Kroger Company	1.68
PepsiCo Incorporated	1.59
Johnson & Johnson	1.58
Regeneron Pharmaceuticals Incorporated	1.54
T-Mobile US Incorporated	1.53
The Procter & Gamble Company	1.46
Waste Management Incorporated	1.43
Verizon Communications Incorporated	1.43
Microsoft Corporation	1.43
Accenture plc Class A	1.41
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of February 28, 2022[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. These amounts are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
†	Mr. Bein is expected to retire on September 30, 2022. He will remain a portfolio manager of the Portfolio through June 30, 2022, at which time he will transition to the role of advisor to the team until his retirement.

4  |  Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Common stocks: 96.87%
Communication services: 10.81%
Diversified telecommunication services: 1.98%
AT&T Incorporated	5,605	$ 132,782
Lumen Technologies Incorporated	393	4,071
Verizon Communications Incorporated	6,563	352,236
		489,089
Entertainment: 3.49%
Activision Blizzard Incorporated	2,511	204,647
Electronic Arts Incorporated	1,589	206,713
Netflix Incorporated †	352	138,871
Roku Incorporated †	11	1,535
Take-Two Interactive Software Incorporated †	952	154,224
The Walt Disney Company †	1,039	154,250
		860,240
Interactive media & services: 1.70%
Alphabet Incorporated Class A †	21	56,724
Alphabet Incorporated Class C †	126	339,925
Match Group Incorporated †	57	6,355
Meta Platforms Incorporated Class A †	76	16,038
		419,042
Media: 2.11%
Charter Communications Incorporated Class A †	205	123,365
Comcast Corporation Class A	1,884	88,096
Fox Corporation Class A	719	30,076
Fox Corporation Class B	479	18,327
Interpublic Group of Companies Incorporated	770	28,336
Liberty Broadband Corporation Class C †	1,332	195,404
News Corporation Class A	344	7,678
Omnicom Group Incorporated	255	21,392
Sirius XM Holdings Incorporated	981	6,043
		518,717
Wireless telecommunication services: 1.53%
T-Mobile US Incorporated †	3,061	377,146
Consumer discretionary: 6.92%
Automobiles: 0.07%
Ford Motor Company	504	8,850
General Motors Company †	111	5,186
Lucid Group Incorporated †	78	2,260
		16,296
Hotels, restaurants & leisure: 2.31%
Domino's Pizza Incorporated	323	139,604
McDonald's Corporation	1,163	284,668
Starbucks Corporation	1,347	123,641
Yum! Brands Incorporated	164	20,103
		568,016
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio  |  5

Portfolio of investments—February 28, 2022

	Shares	Value
Household durables: 0.04%
Garmin Limited	85	$ 9,387
Internet & direct marketing retail: 0.75%
Amazon.com Incorporated †	53	162,777
Chewy Incorporated Class A †	191	9,004
eBay Incorporated	222	12,119
		183,900
Leisure products: 0.06%
Hasbro Incorporated	24	2,329
Peloton Interactive Incorporated Class A †	449	13,048
		15,377
Multiline retail: 1.94%
Dollar General Corporation	854	169,382
Dollar Tree Incorporated †	455	64,646
Target Corporation	1,224	244,518
		478,546
Specialty retail: 1.60%
AutoZone Incorporated †	81	150,935
O'Reilly Automotive Incorporated †	147	95,438
The Home Depot Incorporated	471	148,756
		395,129
Textiles, apparel & luxury goods: 0.15%
Nike Incorporated Class B	272	37,142
Consumer staples: 11.74%
Beverages: 1.60%
Boston Beer Company Incorporated Class A †	4	1,534
Molson Coors Brewing Company Class B	35	1,826
PepsiCo Incorporated	2,390	391,339
		394,699
Food & staples retailing: 3.23%
Costco Wholesale Corporation	112	58,156
The Kroger Company	8,854	414,359
Walmart Incorporated	2,399	324,249
		796,764
Food products: 3.82%
Archer Daniels Midland Company	397	31,145
Bunge Limited	172	17,983
Campbell Soup Company	1,021	45,914
General Mills Incorporated	1,562	105,326
Hormel Foods Corporation	2,937	139,919
Kellogg Company	1,635	104,542
McCormick & Company Incorporated	128	12,182
Mondelez International Incorporated Class A	1,041	68,165
The Hershey Company	1,449	293,075
The J.M. Smucker Company	644	86,779
Tyson Foods Incorporated Class A	375	34,748
		939,778
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Household products: 3.09%
Church & Dwight Company Incorporated	1,095	$ 107,146
Colgate-Palmolive Company	1,102	84,799
Kimberly-Clark Corporation	514	66,897
The Clorox Company	987	143,895
The Procter & Gamble Company	2,306	359,482
		762,219
Energy: 0.35%
Oil, gas & consumable fuels: 0.35%
Cabot Oil & Gas Corporation	606	14,138
Cheniere Energy Incorporated	539	71,633
		85,771
Financials: 6.64%
Capital markets: 1.84%
Cboe Global Markets Incorporated	670	78,584
CME Group Incorporated	461	109,040
FactSet Research Systems Incorporated	52	21,117
Intercontinental Exchange Incorporated	860	110,183
MarketAxess Holdings Incorporated	20	7,629
Raymond James Financial Incorporated	32	3,509
Robinhood Markets Incorporated Class A †	391	4,696
The Blackstone Group Incorporated Class A	74	9,433
The NASDAQ Incorporated	188	32,176
Tradeweb Markets Incorporated Class A	919	77,637
		454,004
Diversified financial services: 1.39%
Berkshire Hathaway Incorporated Class B †	1,063	341,701
Insurance: 3.41%
Alleghany Corporation †	13	8,605
American Financial Group Incorporated	231	31,275
Aon plc Class A	335	97,867
Arthur J. Gallagher & Company	921	145,693
Assurant Incorporated	41	6,958
Brown & Brown Incorporated	1,547	104,593
Erie Indemnity Company Class A	294	51,479
Marsh & McLennan Companies Incorporated	1,444	224,412
Progressive Corporation	1,065	112,815
The Travelers Companies Incorporated	79	13,575
Willis Towers Watson plc	199	44,238
		841,510
Health care: 17.57%
Biotechnology: 6.18%
AbbVie Incorporated	15	2,217
Amgen Incorporated	487	110,296
Biogen Incorporated †	79	16,670
BioMarin Pharmaceutical Incorporated †	843	65,855
Gilead Sciences Incorporated	5,361	323,804
Horizon Therapeutics plc †	818	74,577
Incyte Corporation †	1,331	90,907
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio  |  7

Portfolio of investments—February 28, 2022

	Shares	Value
Biotechnology (continued)
Moderna Incorporated †	26	$ 3,994
Neurocrine Biosciences Incorporated †	469	42,149
Regeneron Pharmaceuticals Incorporated †	613	379,055
Seagen Incorporated †	681	87,760
Vertex Pharmaceuticals Incorporated †	1,420	326,628
		1,523,912
Health care equipment & supplies: 2.88%
Abbott Laboratories	779	93,963
Baxter International Incorporated	1,749	148,613
Becton Dickinson & Company	789	214,040
Boston Scientific Corporation †	151	6,670
Dentsply Sirona Incorporated	107	5,793
Hologic Incorporated †	73	5,195
Masimo Corporation †	243	38,260
Medtronic plc	1,177	123,573
ResMed Incorporated	35	8,636
The Cooper Companies Incorporated	156	63,807
		708,550
Health care providers & services: 0.92%
CVS Health Corporation	21	2,177
Humana Incorporated	50	21,716
Molina Healthcare Incorporated †	48	14,730
Quest Diagnostics Incorporated	36	4,726
UnitedHealth Group Incorporated	388	184,638
		227,987
Health care technology: 0.08%
Veeva Systems Incorporated Class A †	84	19,240
Life sciences tools & services: 1.97%
Avantor Incorporated †	145	5,030
Bio-Rad Laboratories Incorporated Class A †	96	60,092
Bio-Techne Corporation	3	1,258
Charles River Laboratories International Incorporated †	15	4,367
Danaher Corporation	1,040	285,386
IQVIA Holdings Incorporated †	6	1,381
Thermo Fisher Scientific Incorporated	130	70,720
Waters Corporation †	24	7,602
West Pharmaceutical Services Incorporated	126	48,772
		484,608
Pharmaceuticals: 5.54%
Bristol-Myers Squibb Company	1,343	92,224
Eli Lilly & Company	843	210,708
Jazz Pharmaceuticals plc †	21	2,886
Johnson & Johnson	2,366	389,373
Merck & Company Incorporated	4,147	317,577
Pfizer Incorporated	5,773	270,985
Zoetis Incorporated	421	81,527
		1,365,280
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Industrials: 8.86%
Aerospace & defense: 0.39%
General Dynamics Corporation	115	$ 26,962
Huntington Ingalls Industries Incorporated	86	17,578
Lockheed Martin Corporation	54	23,425
Northrop Grumman Corporation	62	27,413
		95,378
Air freight & logistics: 1.71%
C.H. Robinson Worldwide Incorporated	1,701	164,453
Expeditors International of Washington Incorporated	1,960	202,586
United Parcel Service Incorporated Class B	258	54,288
		421,327
Commercial services & supplies: 4.35%
Republic Services Incorporated	2,747	330,409
Rollins Incorporated	1,724	56,254
Waste Connections Incorporated	2,686	331,694
Waste Management Incorporated	2,449	353,636
		1,071,993
Electrical equipment: 0.09%
Eaton Corporation plc	74	11,417
Emerson Electric Company	102	9,478
		20,895
Industrial conglomerates: 0.55%
3M Company	620	92,163
Honeywell International Incorporated	233	44,212
		136,375
Machinery: 0.09%
Otis Worldwide Corporation	148	11,593
Pentair plc	198	11,466
		23,059
Professional services: 0.53%
Booz Allen Hamilton Holding Corporation	816	65,843
Jacobs Engineering Group Incorporated	51	6,273
Robert Half International Incorporated	353	42,462
Verisk Analytics Incorporated	85	15,074
		129,652
Road & rail: 1.15%
AMERCO	102	58,916
J.B. Hunt Transport Services Incorporated	83	16,843
Knight-Swift Transportation Holdings Incorporated	193	10,515
Old Dominion Freight Line Incorporated	628	197,211
		283,485
Information technology: 22.29%
Communications equipment: 2.61%
Arista Networks Incorporated †	144	17,673
Cisco Systems Incorporated	5,729	319,506
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio  |  9

Portfolio of investments—February 28, 2022

	Shares	Value
Communications equipment (continued)
Juniper Networks Incorporated	1,462	$ 49,401
Motorola Solutions Incorporated	1,165	256,801
		643,381
Electronic equipment, instruments & components: 1.85%
Amphenol Corporation Class A	1,826	138,794
Arrow Electronics Incorporated †	519	63,256
CDW Corporation of Delaware	92	15,866
Keysight Technologies Incorporated †	1,296	203,952
Zebra Technologies Corporation Class A †	85	35,134
		457,002
IT services: 9.75%
Accenture plc Class A	1,098	346,990
Akamai Technologies Incorporated †	1,377	149,074
Automatic Data Processing Incorporated	708	144,744
Broadridge Financial Solutions Incorporated	721	105,417
Cognizant Technology Solutions Corporation Class A	1,523	131,176
EPAM Systems Incorporated †	221	45,913
Fidelity National Information Services Incorporated	527	50,186
Fiserv Incorporated †	831	81,164
Gartner Incorporated †	55	15,423
International Business Machines Corporation	547	67,013
Jack Henry & Associates Incorporated	1,016	179,629
MasterCard Incorporated Class A	451	162,730
Paychex Incorporated	2,747	327,058
The Western Union Company	4,868	88,500
VeriSign Incorporated †	948	202,607
Visa Incorporated Class A	1,406	303,865
		2,401,489
Semiconductors & semiconductor equipment: 1.23%
Analog Devices Incorporated	13	2,084
Broadcom Incorporated	124	72,843
Intel Corporation	397	18,937
ON Semiconductor Corporation †	70	4,383
Skyworks Solutions Incorporated	22	3,040
Texas Instruments Incorporated	1,188	201,948
		303,235
Software: 6.81%
Adobe Incorporated †	558	260,965
Bentley Systems Incorporated Class B	23	883
Black Knight Incorporated †	1,408	79,116
Citrix Systems Incorporated	1,277	130,893
Dropbox Incorporated Class A †	1,109	25,163
Fair Isaac Corporation †	20	9,424
Fortinet Incorporated †	123	42,376
Intuit Incorporated	162	76,848
Microsoft Corporation	1,177	351,676
NortonLifeLock Incorporated	1,667	48,310
Oracle Corporation	3,723	282,836
Palo Alto Networks Incorporated †	84	49,917
PTC Incorporated †	9	1,002
SS&C Technologies Holdings Incorporated	128	9,596
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Software (continued)
Tyler Technologies Incorporated †	434	$ 185,865
VMware Incorporated Class A	250	29,330
Zoom Video Communications Incorporated †	399	52,907
Zscaler Incorporated †	166	39,699
		1,676,806
Technology hardware, storage & peripherals: 0.04%
Apple Incorporated	63	10,403
Materials: 1.49%
Chemicals: 0.18%
Air Products & Chemicals Incorporated	92	21,740
CF Industries Holdings Incorporated	66	5,359
Linde plc	19	5,572
The Mosaic Company	239	12,531
		45,202
Containers & packaging: 0.06%
Amcor plc	851	9,897
Packaging Corporation of America	39	5,740
		15,637
Metals & mining: 1.25%
Newmont Corporation	4,639	307,102
Real estate: 2.61%
Equity REITs: 2.59%
American Tower Corporation	131	29,720
AvalonBay Communities Incorporated	48	11,452
Camden Property Trust	66	10,897
Crown Castle International Corporation	706	117,613
Equinix Incorporated	11	7,807
Equity Residential	120	10,236
Essex Property Trust Incorporated	18	5,709
Extra Space Storage Incorporated	180	33,867
Iron Mountain Incorporated	132	6,492
Mid-America Apartment Communities Incorporated	90	18,415
Public Storage Incorporated	886	314,548
Regency Centers Corporation	35	2,306
SBA Communications Corporation	227	68,870
		637,932
Real estate management & development: 0.02%
CBRE Group Incorporated Class A †	64	6,198
Utilities: 7.59%
Electric utilities: 4.78%
Alliant Energy Corporation	738	43,099
American Electric Power Company Incorporated	1,003	90,922
Constellation Newenergy	70	3,219
Duke Energy Corporation	2,264	227,328
Evergy Incorporated	400	24,964
Eversource Energy	452	36,974
Exelon Corporation	210	8,938
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio  |  11

Portfolio of investments—February 28, 2022

	Shares	Value
Electric utilities (continued)
FirstEnergy Corporation	391	$ 16,363
NextEra Energy Incorporated	3,810	298,209
The Southern Company	3,213	208,106
Xcel Energy Incorporated	3,257	219,294
		1,177,416
Gas utilities: 0.04%
UGI Corporation	256	9,841
Multi-utilities: 2.70%
Ameren Corporation	486	41,772
CenterPoint Energy Incorporated	124	3,391
CMS Energy Corporation	781	49,992
Consolidated Edison Incorporated	2,733	234,409
Dominion Energy Incorporated	1,111	88,358
DTE Energy Company	38	4,620
NiSource Incorporated	908	26,268
Public Service Enterprise Group Incorporated	204	13,225
WEC Energy Group Incorporated	2,225	202,208
		664,243
Water utilities: 0.07%
American Water Works Company Incorporated	105	15,864
Essential Utilities Incorporated	34	1,602
		17,466
Total Common stocks (Cost $21,363,373)		23,869,567

		Yield
Short-term investments: 2.59%
Investment companies: 2.59%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	637,405	637,405
Total Short-term investments (Cost $637,405)				637,405
Total investments in securities (Cost $22,000,778)	99.46%			24,506,972
Other assets and liabilities, net	0.54			133,341
Total net assets	100.00%			$24,640,313

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—February 28, 2022

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$302,669	$9,306,341	$(8,971,605)	$0	$0	$637,405	637,405	$177
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	3	3-18-2022	$678,156	$655,200	$0	$(22,956)
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio  |  13

Statement of assets and liabilities—February 28, 2022

Assets
Investments in unaffiliated securities, at value (cost $21,363,373)	$ 23,869,567
Investments in affiliated securities, at value (cost $637,405)	637,405
Cash at broker segregated for futures contracts	140,000
Receivable for dividends	32,746
Receivable from adviser	5,239
Prepaid expenses and other assets	632
Total assets	24,685,589
Liabilities
Professional fees payable	37,019
Custody and accounting fees payable	2,706
Payable for daily variation margin on open futures contracts	1,800
Trustees’ fees and expenses payable	1,208
Accrued expenses and other liabilities	2,543
Total liabilities	45,276
Total net assets	$24,640,313
The accompanying notes are an integral part of these financial statements.

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Statement of operations—year ended February 28, 2022

Investment income
Dividends (net of foreign withholdings taxes of $3,566)	$ 394,532
Income from affiliated securities	177
Total investment income	394,709
Expenses
Advisory fee	25,260
Custody and accounting fees	10,417
Professional fees	51,930
Interest holder report expenses	11,843
Trustees’ fees and expenses	20,065
Other fees and expenses	4,186
Total expenses	123,701
Less: Fee waivers and/or expense reimbursements	(88,336)
Net expenses	35,365
Net investment income	359,344
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	1,862,689
Futures contracts	134,553
Net realized gains on investments	1,997,242
Net change in unrealized gains (losses) on
Unaffiliated securities	1,113,723
Futures contracts	(19,059)
Net change in unrealized gains (losses) on investments	1,094,664
Net realized and unrealized gains (losses) on investments	3,091,906
Net increase in net assets resulting from operations	$3,451,250
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio  |  15

Statement of changes in net assets

	Year ended February 28, 2022	Year ended February 28, 2021[1]
Operations
Net investment income	$ 359,344	$ 264,813
Net realized gains on investments	1,997,242	580,835
Net change in unrealized gains (losses) on investments	1,094,664	1,388,574
Net increase in net assets resulting from operations	3,451,250	2,234,222
Capital transactions
Transactions in investors’ beneficial interests
Contributions	4,299,036	27,817,254
Withdrawals	(8,615,350)	(4,546,099)
Net increase (decrease) in net assets resulting from capital transactions	(4,316,314)	23,271,155
Total increase (decrease) in net assets	(865,064)	25,505,377
Net assets
Beginning of period	25,505,377	0
End of period	$24,640,313	$25,505,377
[1]	For the period from July 1, 2020 (commencement of operations) to February 28, 2021
The accompanying notes are an integral part of these financial statements.

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Financial highlights
	Year ended February 28
	2022	2021 [1]
Total return[2]	13.50%	9.42%
Ratios to average net assets (annualized)
Gross expenses	0.49%	0.63%
Net expenses	0.14% *	0.14% *
Net investment income	1.42%	1.64%
Supplemental data
Portfolio turnover rate	44%	18%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Year ended February 28, 2022	0.35%
Year ended February 28, 2021[1]	0.49%

[1]	For the period from July 1, 2020 (commencement of operations) to February 28, 2021
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio  |  17

Notes to financial statements
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Portfolio changed their names to "Allspring", including Allspring Funds Management, LLC, the adviser to the Portfolio, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC. Consummation of the transaction resulted in a new advisory agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or

18  |  Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio

Notes to financial statements
losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2022, the aggregate cost of all investments for federal income tax purposes was $22,014,420 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,307,578
Gross unrealized losses	(837,982)
Net unrealized gains	$2,469,596
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio  |  19

Notes to financial statements
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 2,664,234	$0	$0	$ 2,664,234
Consumer discretionary	1,703,793	0	0	1,703,793
Consumer staples	2,893,460	0	0	2,893,460
Energy	85,771	0	0	85,771
Financials	1,637,215	0	0	1,637,215
Health care	4,329,577	0	0	4,329,577
Industrials	2,182,164	0	0	2,182,164
Information technology	5,492,316	0	0	5,492,316
Materials	367,941	0	0	367,941
Real estate	644,130	0	0	644,130
Utilities	1,868,966	0	0	1,868,966
Short-term investments
Investment companies	637,405	0	0	637,405
Total assets	$24,506,972	$0	$0	$24,506,972
Liabilities
Futures contracts	$ 22,956	$0	$0	$ 22,956
Total liabilities	$ 22,956	$0	$0	$ 22,956
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2022, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.100%
Next $5 billion	0.080
Over $10 billion	0.060
For the year ended February 28, 2022, the advisory fee was equivalent to an annual rate of 0.10% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the

20  |  Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio

Notes to financial statements
Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended February 28, 2022, there were no borrowings by the Portfolio under the agreement.
6. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2022 were $10,637,776 and $14,808,728, respectively.
7. DERIVATIVE TRANSACTIONS
During the year ended February 28, 2022, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $725,040 in long futures contracts during the year ended February 28, 2022.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
8. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio  |  21

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio (formerly, Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio) (the Portfolio), one of the portfolios constituting Allspring Master Trust (formerly, Wells Fargo Master Trust), including the portfolio of investments, as of February 28, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from July 1, 2020 (commencement of operations) to February 28, 2021, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended and the period from July 1, 2020 to February 28, 2021. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2022, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and the period from July 1, 2020 to February 28, 2021, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2022, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
April 28, 2022

22  |  Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio  |  23

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 138 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio  |  25

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

26  |  Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.

Annual Report
February 28, 2022
Allspring Factor Enhanced
U.S. Small Cap Equity Portfolio

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  1

Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

2  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

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Portfolio information (unaudited)
Investment objective	The Portfolio seeks long-term capital appreciation.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Dennis Bein, CFA®‡†, Harindra de Silva, Ph.D., CFA®‡, Monisha Jayakumar
Holdings (%) as of February 28, 2022[1]
Ovintiv Incorporated	0.40
Macy's Incorporated	0.38
Tenet Healthcare Corporation	0.35
Chimera Investment Corporation	0.35
AMC Entertainment Holdings Class A	0.35
Houghton Mifflin Harcourt Company	0.34
Prestige Consumer Healthcare Incorporated	0.32
Retail Opportunity Investment Corporation	0.31
Halozyme Therapeutics Incorporated	0.29
RPT Realty	0.28
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of February 28, 2022[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. These amounts are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
†	Mr. Bein is expected to retire on September 30, 2022. He will remain a portfolio manager of the Portfolio through June 30, 2022, at which time he will transition to the role of advisor to the team until his retirement.

4  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Common stocks: 97.09%
Communication services: 3.59%
Diversified telecommunication services: 0.74%
ATN International Incorporated	16	$ 533
Cogent Communications Group Incorporated	2,613	165,664
Consolidated Communications Holdings Incorporated †	4,498	32,026
Echostar Corporation †	7,682	186,980
Globalstar Incorporated †	41,947	49,497
IDT Corporation Class B †	7,486	269,945
Iridium Communications Incorporated †	6,807	269,489
Liberty Latin America Class A †	14,749	148,227
Liberty Latin America Class C †	10,131	102,222
Ooma Incorporated †	5,116	85,540
Radius Global Infrastructure Incorporated Class A †	8,564	110,133
		1,420,256
Entertainment: 0.75%
Akazoo SA ♦†	5,400	0
AMC Entertainment Holdings Class A †	35,183	663,551
Chicken Soup for the Soul Entertainment Incorporated †	3,433	33,300
Cinemark Holdings Incorporated †	7,526	132,006
CuriosityStream Incorporated †	1,854	6,786
IMAX Corporation †	3,207	66,321
Lions Gate Entertainment Class A †	4,024	61,809
Lions Gate Entertainment Class B †	8,161	116,294
LiveOne Incorporated †	13,645	11,672
Marcus Corporation †	15,592	283,463
The Madison Square Garden Entertainment Corporation †	728	57,046
		1,432,248
Interactive media & services: 0.82%
Actua Corporation ♦†	9,483	0
CarGurus Incorporated †	8,424	408,143
Cars.com Incorporated †	21,064	340,816
Eventbrite Incorporated Class A †	1,508	22,786
EverQuote Incorporated Class A †	1,205	17,930
FuboTV Incorporated †	6,390	54,635
MediaAlpha Incorporated Class A †	1,447	20,779
Outbrain Incorporated †	4,729	61,666
QuinStreet Incorporated †	3,469	39,026
TrueCar Incorporated †	1,807	6,035
Yelp Incorporated †	6,102	206,797
Ziff Davis Incorporated	4,033	405,720
		1,584,333
Media: 1.13%
AMC Networks Incorporated Class A †	2,010	83,315
Audacy Incorporated †	7,925	24,568
Boston Omaha Corporation Class A †	325	9,097
Clear Channel Outdoor Holdings †	4,655	17,410
Entravision Communications Corporation Class A	30,796	197,094
Fluent Incorporated †	23,478	33,339
Gannett Company Incorporated †	9,566	47,447
Gray Television Incorporated	5,844	136,925
Hemisphere Media Group Incorporated †	1,097	5,869
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  5

Portfolio of investments—February 28, 2022

	Shares	Value
Media (continued)
iHeartMedia Incorporated Class A †	9,917	$ 212,720
John Wiley & Sons Incorporated Class A	4,254	214,019
Magnite Incorporated †	4,536	66,135
Scholastic Corporation	3,169	133,352
Sinclair Broadcast Group Incorporated Class A	685	20,550
Stagwell Incorporated †	17,543	132,976
TechTarget Incorporated †	457	35,820
Tegna Incorporated	20,171	462,319
The E.W. Scripps Company Class A †	5,305	118,089
Thryv Holdings Incorporated †	5,298	161,059
WideOpenWest Incorporated †	2,953	50,171
		2,162,274
Wireless telecommunication services: 0.15%
Gogo Incorporated †	5,567	79,274
NII Holdings Incorporated ♦‡†	14,979	7,490
Shenandoah Telecommunications Company	1,526	34,106
Telephone & Data Systems Incorporated	8,459	146,764
United States Cellular Corporation †	1,040	28,610
		296,244
Consumer discretionary: 10.88%
Auto components: 1.13%
Adient plc †	6,333	283,402
American Axle & Manufacturing Holdings Incorporated †	21,952	203,276
Dana Incorporated	10,761	200,370
Dorman Products Incorporated †	443	41,385
Fox Factory Holding Corporation †	1,871	220,815
Gentherm Incorporated †	1,893	160,602
LCI Industries	1,251	155,775
Modine Manufacturing Company †	3,389	34,229
Patrick Industries Incorporated	1,603	114,358
Standard Motor Products Incorporated	588	25,701
Tenneco Incorporated †	12,880	248,326
The Goodyear Tire & Rubber Company †	15,989	247,670
Visteon Corporation †	1,447	173,886
XPEL Incorporated †	740	53,724
		2,163,519
Automobiles: 0.41%
Canoo Incorporated †	36,144	207,467
Fisker Incorporated †	1,282	15,640
Lordstown Motors Corporation Class A †	6,612	16,993
Winnebago Industries Incorporated	8,201	525,438
Workhorse Group Incorporated †	8,451	26,452
		791,990
Distributors: 0.05%
Funko Incorporated Class A †	5,370	93,760
Diversified consumer services: 0.92%
2U Incorporated †	4,849	50,915
Adtalem Global Education Incorporated †	3,340	69,405
American Public Education Incorporated †	1,328	26,507
Carriage Services Incorporated	3,011	148,171
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Diversified consumer services (continued)
European Wax Center Incorporated †	1,055	$ 26,238
Graham Holdings Company Class B	506	304,172
Houghton Mifflin Harcourt Company †	30,840	646,098
Laureate Education Incorporated Class A	8,212	89,018
Perdoceo Education Corporation †	15,100	158,097
Regis Corporation †	1,693	3,064
StoneMor Incorporated †	2,188	5,689
Strategic Education Incorporated	1,250	73,775
Stride Incorporated †	3,661	122,936
WW International Incorporated †	3,584	36,521
		1,760,606
Hotels, restaurants & leisure: 2.64%
Biglari Holdings Incorporated Class B †	923	126,848
BJ's Restaurants Incorporated †	1,449	46,469
Bloomin' Brands Incorporated	14,847	365,385
Bluegreen Vacations Holding †	11,181	316,870
Brinker International Incorporated †	3,139	133,533
Carrols Restaurant Group Incorporated	2,162	5,708
Chuy's Holding Incorporated †	1,687	54,996
Cracker Barrel Old Country Store Incorporated	1,596	214,295
Dave & Buster's Entertainment Incorporated †	2,949	127,810
Denny’s Corporation †	7,986	126,339
Dine Brands Global Incorporated	1,740	145,882
Drive Shack Incorporated †	5,825	7,747
El Pollo Loco Holdings Incorporated †	2,818	37,395
Everi Holdings Incorporated †	8,334	195,016
F45 Training Holdings Incorporated †	2,965	45,602
Fiesta Restaurant Group Incorporated †	1,346	13,554
Full House Resorts Incorporated †	5,507	48,462
Golden Entertainment Incorporated †	3,762	214,171
Hall of Fame Resort & Entertainment Company †	3,623	3,840
Hilton Grand Vacations Incorporated †	2,639	136,859
International Game Technology plc	2,986	91,431
Jack In The Box Incorporated	1,531	132,079
Kura Sushi USA Incorporated Class A †	105	5,534
Monarch Casino & Resort Incorporated †	398	31,004
Nathan's Famous Incorporated	834	48,497
Noodles & Company †	10,787	73,783
Papa John's International Incorporated	2,111	225,497
RCI Hospitality Holdings Incorporated	1,576	102,314
Red Robin Gourmet Burgers Incorporated †	2,242	39,347
Red Rock Resorts Incorporated Class A	5,693	286,244
Rush Street Interactive Incorporated †	3,432	35,453
Ruth's Hospitality Group Incorporated	2,297	56,989
Scientific Games Corporation †	4,838	304,407
SeaWorld Entertainment Incorporated †	2,482	172,226
Target Hospitality Corporation †	9,850	31,028
Texas Roadhouse Incorporated	4,369	414,662
The Cheesecake Factory Incorporated †	3,184	136,243
The ONE Group Hospitality Incorporated †	26,605	312,343
Wingstop Incorporated	1,419	206,252
		5,072,114
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  7

Portfolio of investments—February 28, 2022

	Shares	Value
Household durables: 1.56%
Bassett Furniture Industries Incorporated	3,645	$ 63,970
Beazer Homes Incorporated †	5,777	94,569
Cavco Industries Incorporated †	309	84,243
Century Communities Incorporated	3,515	223,976
Ethan Allen Interiors Incorporated	5,503	143,408
Flexsteel Industries Incorporated	1,142	24,656
GoPro Incorporated Class A †	9,097	78,234
Green Brick Partners Incorporated †	3,099	71,866
Hamilton Beach Brand Class A	3,344	50,494
Helen of Troy Limited †	830	170,706
Hooker Furniture Corporation	2,608	54,768
Installed Building Products Incorporated	425	41,098
KB Home Incorporated	4,646	179,382
La-Z-Boy Incorporated	657	19,171
LGI Homes Incorporated †	1,300	163,969
Lifetime Brands Incorporated	2,492	32,645
M/I Homes Incorporated †	2,695	132,837
MDC Holdings Incorporated	3,363	149,115
Meritage Corporation †	2,212	218,059
Skyline Champion Corporation †	3,342	224,716
Snap One Holdings Corporation †	65	1,277
Sonos Incorporated †	5,662	155,082
Taylor Morrison Home Corporation †	7,217	212,902
The Lovesac Company †	157	6,671
Traeger Incorporated †	1,581	15,604
TRI Pointe Homes Incorporated †	8,546	191,174
Tupperware Brands Corporation †	6,434	117,292
Universal Electronics Incorporated †	880	29,242
Voxx International Corporation †	4,802	51,525
		3,002,651
Internet & direct marketing retail: 0.56%
1-800-Flowers.com Incorporated Class A †	1,842	28,514
CarParts.com Incorporated †	5,497	46,010
Duluth Holdings Incorporated Class B †	7,222	100,602
Groupon Incorporated †	1,643	35,686
Lands End Incorporated †	5,698	96,638
Liquidity Services Incorporated †	5,394	92,939
Overstock.com Incorporated †	2,917	165,977
PetMed Express Incorporated	1,372	36,975
Quotient Technology Incorporated †	11	73
Revolve Group Incorporated †	4,795	227,427
Shutterstock Incorporated	1,990	180,155
Stitch Fix Incorporated Class A †	5,264	66,063
		1,077,059
Leisure products: 0.59%
Acushnet Holdings Corporation	1,769	77,482
American Outdoor Brands Incorporated †	1,052	16,443
Ammo Incorporated †	6,027	28,387
Callaway Golf Company †	1,518	37,555
Escalade Incorporated	2,064	27,348
Johnson Outdoors Incorporated Class A	176	14,515
Malibu Boats Incorporated Class A †	1,562	108,825
Mastercraft Boat Holdings Incorporated †	6,049	173,243
Nautilus Incorporated †	2,103	10,242
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Leisure products (continued)
Smith & Wesson Brands Incorporated	13,258	$ 233,739
Sturm, Ruger & Company Incorporated	2,353	170,381
Vista Outdoor Incorporated †	6,425	234,191
		1,132,351
Multiline retail: 0.55%
Big Lots Stores Incorporated	1,942	67,504
Dillard's Incorporated Class A	973	243,941
Macy's Incorporated	28,490	738,461
		1,049,906
Specialty retail: 1.82%
Aaron's Incorporated	4,901	102,872
Abercrombie & Fitch Company Class A †	3,643	138,725
Academy Sports & Outdoors Corporation †	6,796	219,987
American Eagle Outfitters Incorporated	7,007	147,708
ARKO Corporation †	7,856	65,598
Asbury Automotive Group Incorporated †	1,270	246,520
Bed Bath & Beyond Incorporated †	6,931	117,065
Big 5 Sporting Goods Corporation	3,717	61,554
Boot Barn Holdings Incorporated †	1,607	139,841
Caleres Incorporated	3,021	62,716
Camping World Holdings Incorporated Class A	2,293	70,418
Chico's FAS Incorporated †	6,490	30,503
Children's Place Retail Stores Incorporated †	793	49,927
Citi Trends Incorporated †	847	31,602
Conn's Incorporated †	2,199	40,330
Container Store Group Incorporated †	780	6,887
Genesco Incorporated †	1,488	95,455
Group 1 Automotive Incorporated	1,601	291,270
Guess Incorporated	848	18,571
Haverty Furniture Companies Incorporated	234	6,648
Hibbett Incorporated	2,422	109,184
JOANN Incorporated	808	9,195
Kirkland's Incorporated †	913	12,636
Lazydays Holdings Incorporated †	2,368	43,169
MarineMax Incorporated †	2,190	100,214
Murphy USA Incorporated	839	151,641
National Vision Holdings Incorporated †	1,909	70,003
ODP Corporation †	3,115	137,060
Onewater Marine Incorporated Class A	700	35,567
Party City Holdco Incorporated †	9,076	39,299
Rent-A-Center Incorporated	2,904	82,503
Sally Beauty Holdings Incorporated †	7,788	134,577
Shoe Carnival Incorporated	1,337	38,987
Signet Jewelers Limited	2,356	166,098
Sleep Number Corporation †	1,450	95,265
Sonic Automotive Incorporated Class A	1,495	80,296
The Buckle Incorporated	1,818	65,448
The Cato Corporation Class A	297	5,227
Tilly's Incorporated Class A	3,295	41,847
Urban Outfitters Incorporated †	2,055	56,533
Winmark Corporation	228	51,578
Zumiez Incorporated †	388	17,262
		3,487,786
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  9

Portfolio of investments—February 28, 2022

	Shares	Value
Textiles, apparel & luxury goods: 0.65%
Crocs Incorporated †	3,810	$ 319,011
G-III Apparel Group Limited †	3,999	110,932
Kontoor Brands Incorporated	3,705	183,546
Movado Group Incorporated	3,855	151,964
Oxford Industries Incorporated	2,257	199,496
Rocky Brands Incorporated	34	1,310
Steven Madden Limited	4,630	197,516
Unifi Incorporated †	1,125	21,116
Vera Bradley Incorporated †	1,720	13,003
Wolverine World Wide Incorporated	2,196	50,574
		1,248,468
Consumer staples: 3.08%
Beverages: 0.47%
Celsius Holdings Incorporated †	2,921	186,623
Coca Cola Bottling Corporation	700	347,851
Duckhorn Portfolio Incorporated †	961	18,855
MGP Ingredients Incorporated	1,554	123,714
National Beverage Corporation	2,292	100,871
Primo Water Corporation	8,358	121,525
Zevia PBC Class A †	1,210	7,563
		907,002
Food & staples retailing: 0.80%
BJ's Wholesale Club Holdings Incorporated †	8,108	509,750
Ingles Markets Incorporated Class A	1,922	158,027
Natural Grocers by Vitamin Cottage Incorporated	679	11,523
Performance Food Group Company †	1,847	103,506
Rite Aid Corporation †	3,558	32,591
SpartanNash Company	2,461	69,253
Sprouts Farmers Market Incorporated †	7,733	220,236
The Andersons Incorporated	3,218	146,741
United Natural Foods Incorporated †	6,565	264,110
Weis Markets Incorporated	131	8,079
		1,523,816
Food products: 0.94%
AppHarvest Incorporated †	4,489	17,148
B&G Foods Incorporated	4,870	144,152
Calavo Growers Incorporated	1,123	47,941
Cal-Maine Foods Incorporated	1,506	66,671
Fresh Del Monte Produce Incorporated	2,331	60,326
Hostess Brands Incorporated †	13,447	289,648
J & J Snack Foods Corporation	1,016	166,340
John B. Sanfilippo & Son Incorporated	2,304	183,214
Lancaster Colony Corporation	1,174	197,479
Landec Corporation †	6,849	78,900
Limoneira Company	532	7,767
Mission Produce Incorporated †	3,917	50,843
Seneca Foods Corporation Class A †	2,096	104,276
Tattooed Chef Incorporated †	2,488	30,204
The Simply Good Foods Company †	3,945	156,340
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Food products (continued)
Tootsie Roll Industries Incorporated	1,880	$ 63,450
TreeHouse Foods Incorporated †	3,431	134,667
		1,799,366
Household products: 0.28%
Central Garden & Pet Company †	3,352	158,684
Central Garden & Pet Company Class A †	1,754	77,246
Energizer Holdings Incorporated	3,771	125,914
Oil Dri Corporation of America	628	19,393
WD-40 Company	764	161,884
		543,121
Personal products: 0.47%
Beauty Health Company †	9,070	175,777
e.l.f. Beauty Incorporated †	2,225	58,807
Edgewell Personal Care Company	3,915	139,687
Inter Parfums Incorporated	1,282	119,072
Medifast Incorporated	795	147,870
Natures Sunshine Products Incorporated	1,404	24,612
Newage Incorporated †	9,360	6,335
NU Skin Enterprises Incorporated Class A	3,393	157,401
USANA Health Sciences Incorporated †	828	72,872
		902,433
Tobacco: 0.12%
Turning Point Brands Incorporated	858	28,760
Universal Corporation	74	4,004
Vector Group Limited	17,988	201,645
		234,409
Energy: 5.23%
Energy equipment & services: 0.93%
Archrock Incorporated	9,147	76,377
Bristow Group Incorporated †	1,012	33,538
Cactus Incorporated Class A	2,565	129,943
ChampionX Corporation †	8,191	175,369
Expro Group Holdings †	1,685	27,112
Helix Energy Solutions Group Incorporated †	2,011	8,145
Helmerich & Payne Incorporated	2,877	104,234
National Energy Services Reunited Corporation †	2,515	22,409
Newpark Resources Incorporated †	32,495	122,506
Nextier Oilfield Solutions Incorporated †	14,079	112,069
Oceaneering International Incorporated †	12,312	180,248
Oil States International Incorporated †	6,498	33,985
Patterson-UTI Energy Incorporated	6,717	96,926
ProPetro Holding Corporation †	6,489	82,865
RPC Incorporated †	18,397	161,342
Select Energy Services Incorporated Class A †	2,279	18,870
Tetra Technologies Incorporated †	47,321	151,427
Tidewater Incorporated †	11,624	172,151
US Silica Holdings Incorporated †	4,712	68,136
		1,777,652
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  11

Portfolio of investments—February 28, 2022

	Shares	Value
Oil, gas & consumable fuels: 4.30%
Alto Ingredients Incorporated †	7,295	$ 42,530
Antero Resources Corporation †	19,536	447,960
Arch Resources Incorporated	2,334	278,610
Berry Corporation	1,781	17,810
Brigham Minerals Incorporated Class A	1,006	22,917
California Resources Corporation	5,802	239,216
Callon Petroleum Company †	4,162	234,570
Centennial Resource Development Class A †	39,948	350,743
Centrus Energy Corporation Class A †	889	40,245
Chesapeake Energy Corporation	6,638	512,786
Civitas Resources Incorporated	2,024	102,151
Clean Energy Fuels Corporation †	10,530	76,553
CNX Resources Corporation †	10,255	167,567
Consol Energy Incorporated †	5,776	177,554
Crescent Energy Company Class A †	2,026	30,694
CVR Energy Incorporated	627	10,904
Delek US Holdings Incorporated †	2,789	48,054
Denbury Incorporated †	3,728	270,876
DHT Holdings Incorporated	9,486	59,667
Dorian LPG Limited	2,834	39,053
Earthstone Energy Incorporated Class A †	1,751	22,763
Equitrans Midstream Corporation	19,160	122,816
Falcon Minerals Corporation	9,368	53,772
Golar LNG Limited †	2,885	50,199
Green Plains Renewable Energy Incorporated †	1,649	53,988
Kinetik Holdings Incorporated	1,136	77,248
Kosmos Energy Limited †	46,260	224,824
Laredo Petroleum Incorporated †	3,257	249,356
Magnolia Oil & Gas Corporation	18,981	424,225
Matador Resources Company	7,063	350,325
Murphy Oil Corporation	9,377	325,101
Northern Oil and Gas Incorporated	4,617	115,794
Oasis Petroleum Incorporated	1,422	188,429
Ovintiv Incorporated	16,834	771,808
Par Pacific Holdings Incorporated †	1,506	20,482
PBF Energy Incorporated Class A †	5,492	91,277
PDC Energy Incorporated	4,789	308,986
Peabody Energy Corporation †	5,864	101,682
Range Resources Corporation †	11,700	268,515
Ranger Oil Corporation Class A †	956	32,275
Rex American Resources Corporation †	396	37,406
Scorpio Tankers Incorporated	1,451	25,233
SM Energy Company	9,113	323,603
Southwestern Energy Company †	40,316	201,177
Tellurian Incorporated †	15,916	60,640
W&T Offshore Incorporated †	5,138	24,971
Whiting Petroleum Corporation	5,897	435,493
World Fuel Services Corporation	4,286	121,465
		8,254,313
Financials: 14.82%
Banks: 8.10%
1st Source Corporation	1,613	77,892
Amerant Bancorp Incorporated Class A	1,664	53,997
American National Bankshares Incorporated	1,282	49,485
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Banks (continued)
Ameris Bancorp	4,862	$ 240,669
Arrow Financial Corporation	934	32,083
Associated Banc Corporation	10,171	248,071
Atlantic Union Bankshares Corporation	4,858	197,381
Banc of California Incorporated	4,240	83,316
BancFirst Corporation	41	3,203
Bank of N.T. Butterfield & Son Limited	2,669	102,490
BankUnited Incorporated	6,047	267,277
Banner Corporation	2,120	130,613
Berkshire Hills Bancorp Incorporated	4,415	137,307
Blue Ridge Bankshares Incorporated	8,132	130,519
Brookline Bancorp Incorporated	6,832	117,100
Business First Bancshares Incorporated	1,084	28,390
Byline Bancorp Incorporated	11,119	303,215
Cadence Bank	3,004	94,986
Cambridge Bancorp	983	86,651
Camden National Corporation	998	47,455
Capital Bancorp Incorporated	4,562	113,183
Capstar Financial Holdings Class I	2,041	43,677
Cathay General Bancorp	6,069	285,425
Central Pacific Financial Company	2,641	77,091
Citizens & Northern Corporation	376	9,314
City Holding Company	862	68,676
Civista Bancshares Incorporated	2,591	63,194
CNB Financial Corporation	1,333	34,858
Columbia Banking System Incorporated	3,901	142,894
Community Bank System Incorporated	2,407	175,567
Community Trust Bancorp	1,365	57,712
ConnectOne Bancorp Incorporated	6,666	219,978
CrossFirst Bankshares Incorporated †	1,254	19,725
Customers Bancorp Incorporated †	4,936	303,811
CVB Financial Corporation	5,517	130,091
Dime Community Bank	1,184	40,244
Eagle Bancorp Incorporated	2,135	127,929
Eastern Bankshares Incorporated	5,011	109,540
Enterprise Financial Service Corporation	1,640	81,082
Equity Bancshares Incorporated Class A	2,849	89,601
Farmers National Banc Corporation	1,949	33,581
FB Financial Corporation	653	29,019
Financial Institutions Incorporated	3,163	101,026
First Bancorp of North Carolina	1,885	84,599
First Bancorp of Puerto Rico	14,030	198,104
First Bancshares Incorporated	1,309	46,221
First Bank	7,161	104,336
First Busey Corporation	2,881	79,083
First Commonwealth Financial Corporation	9,677	156,284
First Community Bancshares	1,957	57,399
First Financial Bancorp	7,083	174,100
First Financial Bankshares Incorporated	5,284	253,209
First Financial Corporation	716	33,301
First Foundation Incorporated	2,707	72,196
First Internet Bancorp	1,908	93,263
First Interstate BancSystem Class A	2,702	109,701
First Merchants Corporation	3,302	144,429
First of Long Island Corporation	1,533	33,373
Flushing Financial Corporation	2,038	47,873
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  13

Portfolio of investments—February 28, 2022

	Shares	Value
Banks (continued)
Fulton Financial Corporation	10,252	$ 184,741
German American Bancorp	432	17,185
Glacier Bancorp Incorporated	4,406	244,092
Great Southern Bancorp Incorporated	1,232	75,669
Hancock Whitney Corporation	6,361	354,180
Hanmi Financial Corporation	6,048	157,974
HarborOne Bancorp Incorporated	3,307	48,911
HBT Financial Incorporated	787	15,063
Heartland Financial USA Incorporated	2,515	124,794
Heritage Financial Corporation	1,350	35,397
Hilltop Holdings Incorporated	4,277	132,245
Home BancShares Incorporated	8,754	204,931
Homestreet Incorporated	1,360	69,986
Hometrust Bancshares Incorporated	6,978	209,898
Hope Bancorp Incorporated	11,276	191,241
Horizon Bancorp Indiana	2,894	58,112
Independent Bank Corporation	3,531	84,038
Independent Bank Corporation	2,155	185,352
Independent Bank Group Incorporated	1,953	150,674
International Bancshares Corporation	1,315	56,558
Lakeland Bancorp Incorporated	4,344	78,366
Lakeland Financial Corporation	984	78,927
Live Oak Bancshares Incorporated	657	42,015
Macatawa Bank Corporation	433	3,975
Mercantile Bank Corporation	1,670	61,573
Meta Financial Group Incorporated	2,329	129,003
Metrocity Bankshares Incorporated	4,356	105,894
Metropolitan Bank Holding Corporation †	524	53,579
Mid Penn Bancorp Incorporated	660	18,473
Midland States Bancorp Incorporated	1,913	56,166
MidWestOne Financial Group Incorporated	443	13,374
MVB Financial Corporation	540	20,801
National Bank Holdings Corporation Class A	2,835	125,817
NBT Bancorp Incorporated	2,770	106,285
Nicolet Bankshares Incorporated †	704	67,063
Northrim BanCorp Incorporated	970	43,446
Northwest Bancshares Incorporated	3,736	52,603
OceanFirst Financial Corporation	2,203	49,303
OFG Bancorp	5,280	148,790
Old National Bancorp	10,862	198,557
Old Second Bancorp Incorporated	1,865	26,539
Origin Bancorp Incorporated	1,622	74,904
Orrstown Financial Services Incorporated	4,163	101,660
Pacific Premier Bancorp Incorporated	4,764	184,414
Park National Corporation	937	125,614
Peapack-Gladstone Financial Corporation	1,229	46,358
Peoples Bancorp Incorporated	1,719	53,770
Preferred Bank	1,230	96,530
Premier Financial Corporation	1,859	57,016
Primis Financial Corporation	1,621	23,180
QCR Holdings Incorporated	2,497	139,482
RBB Bancorp	5,385	129,886
Renasant Corporation	2,908	106,171
Republic Bancorp Incorporated Class A	1,331	61,066
S&T Bancorp Incorporated	3,435	106,794
Sandy Spring Bancorp Incorporated	4,155	195,659
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Banks (continued)
Seacoast Banking Corporation	2,435	$ 89,243
ServisFirst Bancshares Incorporated	2,638	230,508
Sierra Bancorp	943	25,310
Silvergate Capital Corporation Class A †	1,009	129,233
Simmons First National Corporation Class A	6,568	187,319
Smartfinancial Incorporated	937	24,446
South Plains Financial Incorporated	2,361	65,329
Southern First Bancshares †	1,877	107,102
Southside Bancshares Incorporated	2,535	105,684
Stock Yards Bancorp Incorporated	326	17,431
Summit Financial Group Incorporated	964	26,288
Texas Capital Bancshares Incorporated †	2,627	174,958
The Bancorp Incorporated †	5,300	155,290
Tompkins Trust Company Incorporated	546	43,189
Towne Bank	4,665	145,455
TriCo Bancshares	1,677	72,782
Triumph Bancorp Incorporated †	1,246	124,999
Trustmark Corporation	4,051	127,566
UMB Financial Corporation	2,254	229,592
United Bankshares Incorporated	6,464	236,712
United Community Bank	4,787	185,065
Univest Financial Corporation	4,034	116,905
Valley National Bancorp	25,726	359,392
Veritex Holdings Incorporated	4,049	164,511
Washington Trust Bancorp	1,589	86,235
WesBanco Incorporated	4,184	152,883
West Bancorporation	3,523	101,815
		15,546,125
Capital markets: 1.37%
Artisan Partners Asset Management Incorporated Class A	4,045	154,155
Associated Capital Group Incorporated Class A	1,415	55,369
BGC Partners Incorporated Class A	22,796	104,406
BrightSphere Investment Group Incorporated	5,592	133,481
Cohen & Steers Incorporated	1,409	114,495
Cowen Incorporated Class A	1,885	55,890
Diamond Hill Investment Group	206	39,939
Donnelley Financial Solutions †	3,669	117,775
Federated Hermes Incorporated	6,194	202,358
Focus Financial Partners Class A †	1,920	96,077
Gamco Investors Incorporated Class A	5,171	111,280
Greenhill & Company Incorporated	967	17,097
Hamilton Lane Incorporated Class A	939	73,336
Houlihan Lokey Incorporated	2,843	292,431
Moelis Company Class A	4,675	225,382
Open Lending Corporation Class A †	2,158	44,951
Piper Sandler Companies	1,256	185,901
PJT Partners Incorporated Class A	1,248	79,647
Pzena Investment Management Class A	15,715	145,049
Sculptor Capital Management Incorporated	1,503	19,253
Stepstone Group Incorporated Class A	1,743	60,186
Stonex Group Incorporated †	1,914	144,411
Virtus Investment Partners Incorporated	499	120,069
Wisdomtree Investments Incorporated	7,411	41,724
		2,634,662
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  15

Portfolio of investments—February 28, 2022

	Shares	Value
Consumer finance: 0.76%
Atlanticus Holdings Corporation †	1,569	$ 83,581
Curo Group Holdings Corporation	1,414	18,905
Encore Capital Group Incorporated †	3,554	234,528
Enova International Incorporated †	4,262	173,762
FirstCash Holdings Incorporated	1,763	127,007
LendingClub Corporation †	4,663	86,639
Navient Corporation	15,423	271,599
Nelnet Incorporated Class A	1,173	94,485
PRA Group Incorporated †	1,259	56,189
PROG Holdings Incorporated †	4,516	138,370
Regional Management Corporation	2,753	141,311
World Acceptance Corporation †	144	28,292
		1,454,668
Diversified financial services: 0.06%
A-Mark Precious Metals Incorporated	1,412	101,240
Banco Latinoamericano de Comercio Exterior SA	498	7,694
Cannae Holdings Incorporated †	370	9,935
		118,869
Insurance: 1.97%
American Equity Investment Life Holding Company	6,508	245,287
Amerisafe Incorporated	1,924	90,620
Argo Group International Holdings Limited	5,449	229,784
CNO Financial Group Incorporated	11,842	286,221
Crawford & Company Class A	10,053	77,509
Donegal Group Incorporated Class A	2,703	36,923
eHealth Incorporated †	528	8,205
Employers Holdings Incorporated	4,488	174,404
Enstar Group Limited †	1,294	368,829
Genworth Financial Incorporated Class A †	54,445	221,047
Goosehead Insurance Incorporated Class A	339	29,486
Greenlight Capital Limited †	35,268	253,577
HCI Group Incorporated	391	24,344
Heritage Insurance Holdings Incorporated	1,757	9,804
Horace Mann Educators Corporation	2,981	123,980
Investors Title Company	108	20,687
Kinsale Capital Group Incorporated	597	125,227
Maiden Holdings Limited †	16,438	40,109
ProAssurance Corporation	836	20,148
RLI Corporation	2,275	230,913
Safety Insurance Group Incorporated	2,030	169,383
Selective Insurance Group Incorporated	4,730	393,489
SelectQuote Incorporated †	6,824	21,223
SiriusPoint Limited †	12,368	91,400
Stewart Information Services Corporation	4,149	281,634
Trean Insurance Group Incorporated †	1,220	8,662
Trupanion Incorporated †	1,050	94,112
United Fire Group Incorporated	896	24,739
Universal Insurance Holdings Company	6,144	71,025
		3,772,771
Mortgage REITs: 1.52%
Apollo Commercial Real Estate Finance Incorporated	6,973	90,998
Arbor Realty Trust Incorporated	7,121	128,178
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Mortgage REITs (continued)
Ares Commercial Real Estate	23	$ 337
Armour Residential REIT Incorporated	6,573	53,438
Blackstone Mortgage Trust Incorporated Class A	6,586	209,303
Broadmark Realty Capital Incorporated REIT	8,630	74,736
Chimera Investment Corporation	54,873	667,804
Dynex Capital Incorporated REIT	6,195	95,217
Ellington Financial Incorporated	5,963	105,366
Granite Point Mortgage Trust Incorporated	3,867	43,388
Invesco Mortgage Capital Incorporated	38,628	84,209
KKR Real Estate Finance Trust	22	472
Ladder Capital Corporation	10,403	119,218
MFA Financial Incorporated	116,199	471,768
New York Mortgage Trust Incorporated	26,234	92,081
PennyMac Mortgage Investment Trust	3,415	53,274
Redwood Trust Incorporated	46,716	485,379
TPG Real Estate Finance Trust Incorporated	1,596	18,897
Two Harbors Investment Corporation	23,777	120,312
		2,914,375
Thrifts & mortgage finance: 1.04%
Axos Financial Incorporated †	3,088	169,037
Blue Foundry Bancorp †	1,892	26,280
Federal Agricultural Mortgage Corporation Class C	376	46,511
FS Bancorp Incorporated	1,763	56,451
Hingham Institution For Savings Corporation	72	25,908
Home Bancorp Incorporated	887	34,779
Home Point Capital Incorporated	509	1,680
Kearny Financial Corporation	3,269	43,183
Luther Burbank Corporation	635	8,217
Merchants Bancorp Incorporated	993	28,747
Mr. Cooper Group Incorporated †	4,560	231,785
NMI Holdings Incorporated Class A †	5,220	120,791
Northfield Bancorp Incorporated	2,258	35,451
Ocwen Financial Corporation †	558	15,976
PennyMac Financial Services Incorporated	1,499	86,567
Provident Financial Services Incorporated	3,304	78,404
Radian Group Incorporated	12,422	296,886
Southern Missouri Bancorp	1,298	69,547
Velocity Financial Incorporated †	3,277	41,913
Walker & Dunlop Incorporated	1,456	201,438
Washington Federal Incorporated	3,366	119,762
Waterstone Financial Incorporated	5,471	106,903
WSFS Financial Corporation	3,091	157,116
		2,003,332
Health care: 17.26%
Biotechnology: 7.43%
4D Molecular Therapeutics Incorporated †	1,359	18,618
Acadia Pharmaceuticals Incorporated †	8,321	211,437
Adagio Therapeutics Incorporated †	1,187	7,941
Aduro Biotech Incorporated ♦†	9,490	0
Aerovate Therapeutics Incorporated †	144	1,408
Affimed NV †	7,952	35,068
Agenus Incorporated †	14,265	38,516
Agios Pharmaceuticals Incorporated †	3,337	103,881
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  17

Portfolio of investments—February 28, 2022

	Shares	Value
Biotechnology (continued)
Akebia Therapeutics Incorporated †	45,237	$ 97,712
Alector Incorporated †	9,120	144,461
Alkermes plc †	19,196	477,213
Allakos Incorporated †	1,251	6,993
Allogene Therapeutics Incorporated †	274	2,507
Alpine Immune Sciences Incorporated †	9,498	78,264
Amicus Therapeutics Incorporated †	22,493	183,093
Anaptysbio Incorporated †	6,541	199,958
Anavex Life Sciences Corporation †	2,613	28,638
Anika Therapeutics Incorporated †	4,531	147,258
Apellis Pharmaceuticals Incorporated †	4,389	186,664
Arbutus Biopharma Corporation †	14,585	46,672
Arcturus Therapeutics Holdings Incorporated †	69	1,654
Arcus Biosciences Incorporated †	3,149	117,143
Arrowhead Pharmaceuticals Incorporated †	5,133	225,852
Avid Bioservices Incorporated †	12,537	256,758
Beam Therapeutics Incorporated †	1,713	134,214
Biocryst Pharmaceuticals Incorporated †	20,947	347,930
Biohaven Pharmaceutical Holding Company †	3,037	360,522
Blueprint Medicines Corporation †	4,043	244,804
Bridgebio Pharma Incorporated †	5,526	43,103
Brooklyn ImmunoTherapeutics Incorporated †	21,776	49,214
C4 Therapeutics Incorporated †	2,344	52,576
CareDx Incorporated †	5,036	193,282
Caribou Biosciences Incorporated †	1,401	13,982
Catalyst Pharmaceuticals Incorporated †	67,704	528,091
Celcuity Incorporated †	2,748	27,755
Celldex Therapeutics Incorporated †	3,312	99,029
Century Therapeutics Incorporated †	2,446	34,489
Chimerix Incorporated †	4,602	25,955
Clene Incorporated †	17,894	55,292
Clovis Oncology Incorporated †	7,511	15,473
Codiak BioSciences Incorporated †	484	2,284
Cogent Biosciences Incorporated †	93	551
Coherus Biosciences Incorporated †	4,295	50,638
Cortexyme Incorporated †	1,114	4,846
Cullinan Oncology Incorporated †	1,762	25,267
Curis Incorporated †	8,579	28,740
Cyteir Therapeutics Incorporated †	573	3,323
Cytokinetics Incorporated †	5,452	192,565
CytomX Therapeutics Incorporated †	13,046	49,966
Deciphera Pharmaceuticals Incorporated †	2,419	18,650
Denali Therapeutics Incorporated †	6,024	196,141
Dermtech Incorporated †	1,644	21,027
Dynavax Technologies Corporation †	16,449	201,665
Eagle Pharmaceuticals Incorporated †	7,206	341,492
Editas Medicine Incorporated †	5,054	86,524
Eiger BioPharmaceuticals Incorporated †	2,151	8,604
Eliem Therapeutics Incorporated †	480	4,325
Emergent BioSolutions Incorporated †	7,662	317,054
Enanta Pharmaceuticals Incorporated †	1,850	130,277
ERASCA Incorporated †	4,538	56,271
Exagen Incorporated †	1,508	11,461
Fate Therapeutics Incorporated †	5,061	174,858
Fibrogen Incorporated †	5,988	84,251
Fortress Biotech Incorporated †	16,808	27,061
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Biotechnology (continued)
G1 Therapeutics Incorporated †	2,677	$ 28,403
Gemini Therapeutics Incorporated †	8,130	11,057
Global Blood Therapeutics Incorporated †	566	17,093
Graphite Bio Incorporated †	1,140	10,488
Gritstone bio Incorporated †	10,851	55,340
Halozyme Therapeutics Incorporated †	15,653	555,212
Harpoon Therapeutics Incorporated †	246	1,009
Heron Therapeutics Incorporated †	6,087	43,218
Homology Medicines Incorporated †	8,831	30,820
Hookipa Pharma Incorporated †	1,262	3,029
Icosavax Incorporated †	897	15,626
Ideaya Biosciences Incorporated †	4,393	57,988
Imago Biosciences Incorporated †	632	14,884
Immuneering Corporation †	1,459	10,899
Immunitybio Incorporated †	4,651	31,813
Immunogen Incorporated †	30,417	171,552
Impel NeuroPharma Incorporated †	358	2,585
Infinity Pharmaceuticals Incorporated †	12,018	13,220
Inhibrx Incorporated †	1	22
Inovio Pharmaceuticals Incorporated †	7,616	24,676
Insmed Incorporated †	7,169	171,339
Intellia Therapeutics Incorporated †	4,418	436,719
Intercept Pharmaceuticals Incorporated †	1,901	27,108
Ironwood Pharmaceuticals Incorporated †	41,100	442,236
Iveric Bio Incorporated †	5,632	90,337
Janux Therapeutics Incorporated †	891	15,396
Jounce Therapeutics Incorporated †	9,598	71,601
KalVista Pharmaceuticals Incorporated †	43	690
Karuna Therapeutics Incorporated †	976	102,480
Karyopharm Therapeutics Incorporated †	4,895	50,565
Kodiak Sciences Incorporated †	912	7,880
Krystal Biotech Incorporated †	93	5,910
Kymera Therapeutics Incorporated †	2,640	104,966
Lexicon Pharmaceuticals Incorporated †	88,780	183,775
Ligand Pharmaceuticals Incorporated †	1,042	105,471
Lineage Cell Therapeutics Incorporated †	74,340	104,819
Macrogenics Incorporated †	3,787	35,408
Madrigal Pharmaceuticals Incorporated †	748	69,452
Mannkind Corporation †	16,807	44,034
Mei Pharma Incorporated †	5,999	12,958
MeiraGTx Holdings plc †	2,203	31,569
MiMedx Group Incorporated †	36,757	185,623
Monte Rosa Therapeutics Incorporated †	2,453	35,176
Morphic Holding Incorporated †	1,417	56,482
Myriad Genetics Incorporated †	5,275	128,605
Nurix Therapeutics Incorporated †	895	14,472
Nuvalent Incorporated †	689	10,301
Ocugen Incorporated †	12,582	44,289
Omega Therapeutics Incorporated †	2,479	29,426
Oncocyte Corporation †	4,192	6,120
Oncternal Therapeutics Incorporated †	19,226	35,184
OPKO Health Incorporated †	27,606	86,407
Organogenesis Holdings Incorporated Class A †	38,862	289,133
PDL BioPharma Incorporated ♦‡†	91,928	315,313
Precigen Incorporated †	6,293	14,159
Precision BioSciences Incorporated †	13,767	58,510
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  19

Portfolio of investments—February 28, 2022

	Shares	Value
Biotechnology (continued)
Prometheus Biosciences Incorporated †	806	$ 35,093
Protagonist Therapeutics Incorporated †	3,005	72,961
Prothema Corporation plc †	2,468	85,393
PTC Therapeutics Incorporated †	4,715	165,591
Puma Biotechnology Incorporated †	48,702	112,015
Radius Health Incorporated †	3,134	26,075
Rallybio Corporation †	496	5,451
RAPT Therapeutics Incorporated †	604	12,080
Regenxbio Incorporated †	2,727	71,475
Relay Therapeutics Incorporated †	2,930	70,642
Revolution Medicines Incorporated †	2,072	39,202
Rigel Pharmaceuticals Incorporated †	11,680	29,317
Rocket Pharmaceuticals Incorporated †	32	570
Rubius Therapeutics Incorporated †	5,377	26,831
Sana Biotechnology Incorporated †	607	3,921
Sangamo Therapeutics Incorporated †	12,832	75,067
Scholar Rock Holding Corporation †	1,303	22,672
Selecta Biosciences Incorporated †	11,459	21,199
Shattuck Labs Incorporated †	1,812	9,060
Sigilon Therapeutics Incorporated †	1,051	1,524
Sorrento Therapeutics Incorporated †	26,801	67,807
Spero Therapeutics Incorporated †	1,664	15,974
Springworks Therapeutics Incorporated †	2,254	127,554
SQZ Biotechnologies Company †	2,357	12,421
Summit Therapeutics Incorporated †	1,771	4,853
Surface Oncology Incorporated †	20,831	74,992
Sutro Biopharma Incorporated †	5,404	48,204
Tenaya Therapeutics Incorporated †	2,744	31,995
TG Therapeutics Incorporated †	3,693	36,450
Travere Therapeutics Incorporated †	5,930	161,652
Turning Point Therapeutics Incorporated †	2,144	67,879
Twist Bioscience Corporation †	2,807	157,024
UroGen Pharma Limited †	6,327	37,962
Vanda Pharmaceuticals Incorporated †	3,770	42,827
Vaxart Incorporated †	3,483	17,694
Veracyte Incorporated †	4,719	131,188
Verastem Incorporated †	55,757	66,908
Vericel Corporation †	3,212	132,367
Viking Therapeutics Incorporated †	6,300	21,105
Vincerx Pharma Incorporated †	1,290	6,540
VIR Biotechnology Incorporated †	3,062	77,132
Viracta Therapeutics Incorporated †	14,124	38,559
XBiotech Incorporated	5,134	50,621
Xencor Incorporated †	7,784	243,717
XOMA Corporation †	8,941	196,076
Y-mAbs Therapeutics Incorporated †	2,275	20,725
Zentalis Pharmaceuticals Incorporated †	1,213	60,517
Ziopharm Oncology Incorporated †	15,296	15,080
		14,256,070
Health care equipment & supplies: 3.85%
Accuray Incorporated †	40,760	141,437
Alphatec Holdings Incorporated †	4,888	53,866
AngioDynamics Incorporated †	8,022	188,758
Apyx Medical Corporation †	9,062	91,707
Artivion Incorporated †	2,627	51,358
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Health care equipment & supplies (continued)
Atricure Incorporated †	2,677	$ 185,918
Atrion Corporation	255	182,442
Avanos Medical Incorporated †	3,233	114,416
Axogen Incorporated †	2,361	22,052
Axonics Modulation Technologies Incorporated †	1,923	109,149
BioLife Solutions Incorporated †	297	6,980
Bioventus Incorporated Class A †	1,978	25,714
Butterfly Network Incorporated †	20,630	106,245
Cardiovascular Systems Incorporated †	1,961	41,299
Cerus Corporation †	6,246	36,664
ClearPoint Neuro Incorporated †	282	2,468
Conmed Corporation	2,893	422,841
Cryoport Incorporated †	806	27,670
Cutera Incorporated †	2,879	110,438
CVRx Incorporated †	1,094	9,605
Glaukos Corporation †	1,694	93,695
Haemonetics Corporation †	3,359	193,848
Heska Corporation †	661	93,862
Inari Medical Incorporated †	2,225	195,756
Inogen Incorporated †	3,479	121,382
Integer Holdings Corporation †	3,991	334,725
Invacare Corporation †	2,114	4,334
IRadimed Corporation	5,071	252,029
Lantheus Holdings Incorporated †	6,385	305,331
LeMaitre Vascular Incorporated	3,429	162,775
LivaNova plc †	4,166	328,364
Meridian Bioscience Incorporated †	8,258	208,927
Merit Medical Systems Incorporated †	5,623	365,664
Mesa Laboratories Incorporated	209	53,364
Natus Medical Incorporated †	10,082	280,481
Neogen Corporation †	7,438	265,537
Neuronetics Incorporated †	1,773	5,922
Nevro Corporation †	1,610	115,437
NuVasive Incorporated †	4,678	253,173
OraSure Technologies Incorporated †	4,629	36,106
Orthofix Medical Incorporated †	5,046	171,463
Outset Medical Incorporated †	354	15,565
Retractable Technologies Incorporated †	12,150	57,591
RxSight Incorporated †	7,333	98,409
Seaspine Holdings Corporation †	58	735
Senseonics Holdings Incorporated †	29,862	53,752
Shockwave Medical Incorporated †	1,934	342,763
Sientra Incorporated †	13,320	37,696
Sight Sciences Incorporated †	2,805	48,835
Silk Road Medical Incorporated †	355	13,181
STAAR Surgical Company †	3,790	300,623
Stereotaxis Incorporated †	6,842	31,610
Surmodics Incorporated †	924	41,469
Tactile Systems Technology Class I †	1,276	25,979
TransMedics Group Incorporated †	784	14,520
Utah Medical Products Incorporated	2,447	220,254
Varex Imaging Corporation †	8,720	206,141
ViewRay Incorporated †	14,047	58,436
Zynex Incorporated	6,678	42,005
		7,382,766
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  21

Portfolio of investments—February 28, 2022

	Shares	Value
Health care providers & services: 2.31%
Addus Homecare Corporation †	523	$ 44,476
Agiliti Incorporated †	3,688	66,421
AMN Healthcare Services Incorporated †	3,718	394,629
Apollo Medical Holdings Incorporated †	2,739	131,801
Brookdale Senior Living Incorporated †	11,471	78,920
Community Health Systems Incorporated †	8,581	90,186
CorVel Corporation †	711	113,092
Covetrus Incorporated †	2,722	48,234
Cross Country Healthcare Incorporated †	10,671	238,283
Fulgent Genetics Incorporated †	2,142	133,447
Hanger Incorporated †	2,595	47,021
HealthEquity Incorporated †	390	20,947
InfuSystem Holdings Incorporated †	2,571	29,541
Innovage Holding Corporation †	1,254	6,182
Mednax Incorporated †	6,938	162,835
Modivcare Incorporated †	694	81,892
National Healthcare Corporation	518	33,680
Option Care Health Incorporated †	10,043	258,105
Owens & Minor Incorporated	5,744	253,598
Patterson Companies Incorporated	11,279	337,242
PetIQ Incorporated †	157	3,115
Progyny Incorporated †	2,742	107,925
R1 RCM Incorporated †	1,014	27,571
RadNet Incorporated †	3,074	75,836
Select Medical Holdings Corporation	7,635	176,750
Sharps Compliance Corporation †	2,356	14,513
Surgery Partners Incorporated †	251	13,120
Tenet Healthcare Corporation †	7,854	675,365
The Ensign Group Incorporated	3,659	307,502
The Joint Corporation †	2,117	86,797
Tivity Health Incorporated †	9,152	249,667
U.S. Physical Therapy Incorporated	1,043	95,925
Viemed Healthcare Incorporated †	8,850	33,984
		4,438,602
Health care technology: 0.82%
Allscripts Healthcare Solutions Incorporated †	22,232	432,635
Computer Programs & Systems Incorporated †	952	29,303
Evolent Health Incorporated Class A †	6,663	177,569
Forian Incorporated †	4,773	33,172
Health Catalyst Incorporated †	1,527	41,412
HealthStream Incorporated †	5,273	108,044
Inspire Medical Systems Incorporated †	1,210	295,313
MultiPlan Corporation †	1,737	6,531
Nanthealth Incorporated †	26,849	22,287
NextGen Healthcare Incorporated †	12,931	252,542
OptimizeRx Corporation †	1,367	61,911
Phreesia Incorporated †	2,653	81,686
Schrodinger Incorporated †	962	33,439
Tabula Rasa Healthcare Incorporated †	1,480	8,436
		1,584,280
Life sciences tools & services: 0.73%
Akoya Biosciences Incorporated †	1,979	21,927
Alpha Teknova Incorporated †	290	4,930
Bionano Genomics Incorporated †	17,215	36,840
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Life sciences tools & services (continued)
Chromadex Corporation †	12,461	$ 34,019
Codex DNA Incorporated †	302	3,080
Codexis Incorporated †	6,702	133,571
Cytek Biosciences Incorporated †	3,018	41,166
Harvard Bioscience Incorporated †	43,070	232,578
Inotiv Incorporated †	1,002	26,483
MaxCyte Incorporated †	2,627	18,284
Medpace Holdings Incorporated †	2,539	388,391
Nanostring Technologies Incorporated †	2,249	79,750
Neogenomics Incorporated †	7,723	165,349
Pacific Biosciences of California †	11,842	141,157
Personalis Incorporated †	1,194	12,537
Quanterix Corporation †	1,986	67,008
Rapid Micro Biosystems Incorporated Class A †	548	3,831
		1,410,901
Pharmaceuticals: 2.12%
Aclaris Therapeutics Incorporated †	1,282	19,102
Aerie Pharmaceuticals Incorporated †	2,925	24,278
Amneal Pharmaceuticals Incorporated †	56,574	256,280
Amphastar Pharmaceuticals Incorporated †	9,838	272,611
ANI Pharmaceuticals Incorporated †	657	24,605
Antares Pharma Incorporated †	42,360	148,260
Arvinas Incorporated †	1,539	99,743
Atea Pharmaceuticals Incorporated †	4,184	26,527
Cara Therapeutics Incorporated †	3,097	32,116
Collegium Pharmaceutical Incorporated †	5,727	111,505
Corcept Therapeutics Incorporated †	14,360	320,084
Dova Pharmaceuticals Incorporated ♦†	2,458	0
Evolus Incorporated †	2,233	20,432
EyePoint Pharmaceuticals Incorporated †	758	7,542
Fulcrum Therapeutics Incorporated †	902	9,922
Harmony Biosciences Holdings †	1,542	61,618
Innoviva Incorporated †	21,034	404,063
Intra-Cellular Therapies Incorporated †	1,893	105,024
NGM Biopharmaceuticals Incorporated †	1,316	19,556
Nuvation Bio Incorporated †	8,652	43,779
Oramed Pharmaceuticals Incorporated †	3,283	33,815
Pacira Biosciences Incorporated †	5,235	349,122
Paratek Pharmaceuticals Incorporated †	37,663	132,574
Phibro Animal Health Corporation Class A	16,096	342,845
Prestige Consumer Healthcare Incorporated †	10,259	610,718
Reata Pharmaceuticals Incorporated Class A †	573	18,760
Revance Therapeutics Incorporated †	257	3,487
Siga Technologies Incorporated †	42,588	255,528
Supernus Pharmaceuticals Incorporated †	9,397	300,234
TherapeuticsMD Incorporated †	36,454	8,720
Verrica Pharmaceuticals Incorporated †	890	7,458
		4,070,308
Industrials: 13.83%
Aerospace & defense: 0.69%
AAR Corporation †	5,777	259,618
Aersale Corporation †	8,884	139,123
Astronics Corporation †	4,999	73,535
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  23

Portfolio of investments—February 28, 2022

	Shares	Value
Aerospace & defense (continued)
Byrna Technologies Incorporated †	4,531	$ 45,355
Ducommun Incorporated †	908	45,863
Kaman Corporation	1,415	61,425
Kratos Defense & Security Solutions Incorporated †	3,497	73,157
Maxar Technologies Incorporated	3,675	119,217
Moog Incorporated Class A	1,977	164,308
National Presto Industries Incorporated	29	2,306
Park Aerospace Corporation	3,388	46,992
Triumph Group Incorporated †	7,135	178,660
Vectrus Incorporated †	2,374	108,824
		1,318,383
Air freight & logistics: 0.33%
Air Transport Services Group †	710	22,372
Atlas Air Worldwide Holdings Incorporated †	1,980	155,153
Forward Air Corporation	1,655	170,763
Hub Group Incorporated Class A †	2,159	182,220
Radiant Logistics Incorporated †	14,404	99,388
		629,896
Airlines: 0.30%
Allegiant Travel Company †	1,009	175,657
Frontier Group Holdings Incorporated †	8,920	114,890
Hawaiian Holdings Incorporated †	921	17,665
Mesa Air Group Incorporated †	27,066	117,737
SkyWest Incorporated †	3,441	96,727
Sun Country Airlines Holding †	2,140	57,887
		580,563
Building products: 1.01%
AAON Incorporated	763	44,681
American Woodmark Corporation †	475	25,451
Apogee Enterprises Incorporated	1,700	76,619
Cornerstone Building Brands Incorporated †	7,936	175,227
CSW Industrials Incorporated	103	12,394
Gibraltar Industries Incorporated †	780	37,690
Griffon Corporation	1,603	36,949
Insteel Industries Incorporated	2,806	104,131
JELD-WEN Holding Incorporated †	4,414	101,875
Masonite International Corporation †	1,151	108,574
PGT Incorporated †	296	6,367
Quanex Building Products Corporation	3,838	87,737
Resideo Technologies Incorporated †	9,498	244,479
Simpson Manufacturing Company Incorporated	2,216	262,618
UFP Industries Incorporated	3,898	334,254
View Incorporated †	3,641	8,811
Zurn Water Solutions Corporation	8,236	267,835
		1,935,692
Commercial services & supplies: 1.24%
ABM Industries Incorporated	4,656	208,728
ACCO Brands Corporation	8,573	73,728
Brady Corporation Class A	3,091	142,433
BrightView Holdings Incorporated †	822	11,105
Casella Waste Systems Incorporated Class A †	1,188	89,575
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Commercial services & supplies (continued)
Cimpress plc †	525	$ 33,070
Deluxe Corporation	3,664	113,987
Ennis Incorporated	2,437	45,767
Healthcare Services Group Incorporated	4,958	78,436
Heritage Crystal Clean Incorporated †	2,853	79,998
HNI Corporation	2,845	115,763
Interface Incorporated	7,816	101,999
KAR Auction Services Incorporated †	2,222	41,018
Matthews International Corporation Class A	2,650	87,927
MillerKnoll Incorporated	5,088	197,821
NL Industries	7,355	46,925
Pitney Bowes Incorporated	11,549	57,514
SP Plus Corporation †	764	22,805
Steelcase Incorporated Class A	6,053	73,665
Team Incorporated †	1,961	1,852
Tetra Tech Incorporated	2,691	427,250
The Brink's Company	1,611	112,867
The Geo Group Incorporated †	8,140	48,514
UniFirst Corporation	586	106,213
Viad Corporation †	1,418	49,545
VSE Corporation	454	21,633
		2,390,138
Construction & engineering: 1.22%
Ameresco Incorporated Class A †	1,158	74,402
APi Group Corporation †	12,987	280,130
Arcosa Incorporated	934	49,194
Comfort Systems Incorporated	2,103	180,816
Construction Partners Incorporated Class A †	1,255	33,584
Dycom Industries Incorporated †	2,005	174,555
EMCOR Group Incorporated	3,415	394,569
Fluor Corporation †	9,508	205,943
Granite Construction Incorporated	4,159	125,893
Great Lakes Dredge & Dock Company †	3,669	51,770
Infrastructure and Energy Alternatives Incorporated †	1,895	20,618
Matrix Service Company †	1,750	12,145
MYR Group Incorporated †	2,223	199,514
Nv5 Global Incorporated †	144	15,444
Primoris Services Corporation	3,532	93,139
Sterling Construction Company Incorporated †	4,039	119,272
Tutor Perini Corporation †	6,468	63,386
WillScot Mobile Mini Holdings Corporation †	6,798	241,533
		2,335,907
Electrical equipment: 1.37%
Allied Motion Technologies	1,819	63,338
Array Technologies Incorporated †	8,541	96,001
Atkore International Incorporated †	4,913	499,701
AZZ Incorporated	4,796	236,107
Babcock & Wilcox Enterprises Incorporated †	21,252	148,977
Bloom Energy Corporation Class A †	5,774	128,183
Encore Wire Corporation	3,620	421,440
EnerSys	3,805	276,738
Eos Energy Enterprises Incorporated †	2,929	8,494
Fuelcell Energy Incorporated †	6,762	40,572
GrafTech International Limited	34,964	352,437
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  25

Portfolio of investments—February 28, 2022

	Shares	Value
Electrical equipment (continued)
Powell Industries Incorporated	3,228	$ 68,240
Preformed Line Products Company	1,085	60,489
Romeo Power Incorporated †	8,945	16,369
Stem Incorporated †	2,604	24,790
Thermon Group Holdings Incorporated †	4,464	76,424
TPI Composites Incorporated †	2,520	34,070
Vicor Corporation †	1,057	79,032
		2,631,402
Machinery: 3.70%
Alamo Group Incorporated	650	90,422
Albany International Corporation Class A	2,201	193,292
Altra Industrial Motion Corporation	4,074	173,023
Astec Industries Incorporated	1,097	54,631
Barnes Group Incorporated	3,196	148,454
Blue Bird Corporation †	5,924	126,240
Chart Industries Incorporated †	2,037	294,143
Circor International Incorporated †	1,307	35,211
Columbus McKinnon Corporation	630	28,753
Commercial Vehicle Group Incorporated †	11,212	89,584
Douglas Dynamics Incorporated	3,443	126,496
Energy Recovery Incorporated †	1,860	35,340
Enerpac Tool Group Corporation	4,003	69,052
EnPro Industries Incorporated	1,287	142,136
ESC Briggs & Stratton ♦†	1,723	0
ESCO Technologies Incorporated	1,246	86,684
Evoqua Water Technologies Company †	6,490	276,863
Federal Signal Corporation	5,008	180,839
Franklin Electric Company Incorporated	3,353	283,530
Gorman Rupp Company	1,536	57,231
Helios Technologies Incorporated	2,225	174,462
Hillenbrand Incorporated	5,608	267,558
Hyster Yale Materials Handeling Incorporated	671	25,686
John Bean Technologies Corporation	1,830	207,467
Kadant Incorporated	922	181,957
Kennametal Incorporated	5,777	183,189
Lindsay Manufacturing Company	1,003	131,604
Luxfer Holdings plc	3,871	67,433
Manitowoc Company Incorporated †	7,301	120,686
Mayville Engineering Company Incorporated †	10,347	106,988
Meritor Incorporated †	8,986	319,991
Miller Industries Incorporated	847	26,240
Mueller Industries Incorporated	7,771	443,336
Mueller Water Products Incorporated Class A	10,606	134,590
Nikola Corporation †	15,182	119,938
NN Incorporated †	13,309	34,470
Park Ohio Holdings Corporation	571	9,073
RBC Bearings Incorporated †	1,152	223,315
REV Group Incorporated	11,115	150,275
SPX Corporation †	2,304	116,813
Standex International Corporation	1,175	124,468
Tennant Company	1,212	95,481
Terex Corporation	8,072	333,212
The Greenbrier Companies Incorporated	1,593	70,777
The Shyft Group Incorporated	6,230	251,754
Titan International Incorporated †	14,868	166,522
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Machinery (continued)
Trinity Industries Incorporated	2,567	$ 74,084
Wabash National Corporation	8,217	140,018
Watts Water Technologies Incorporated	2,107	303,303
		7,096,614
Marine: 0.15%
Matson Incorporated	2,605	288,556
Professional services: 1.59%
ASGN Incorporated †	2,937	325,390
Barrett Business Services Incorporated	1,044	62,797
CBIZ Incorporated †	3,165	123,150
CRA International Incorporated	1,039	92,294
Exponent Incorporated	2,332	220,980
Franklin Covey Company †	1,467	67,629
Heidrick & Struggles International Incorporated	3,170	135,518
HireQuest Incorporated	2,539	47,632
Huron Consulting Group Incorporated †	1,031	50,859
ICF International Incorporated	1,897	168,112
Insperity Incorporated	2,173	195,461
KBR Incorporated	7,108	352,841
Kelly Services Incorporated Class A	5,423	115,076
Kforce Incorporated	2,639	198,400
Korn Ferry International	3,360	222,634
ManTech International Corporation Class A	1,748	145,731
Mistras Group Incorporated †	10,851	72,376
Resources Connection Incorporated	5,039	83,647
TriNet Group Incorporated †	1,803	157,420
TrueBlue Incorporated †	6,948	188,986
UPwork Incorporated †	1,273	32,181
		3,059,114
Road & rail: 0.75%
Arcbest Corporation	2,399	222,339
Avis Budget Group Incorporated †	2,856	523,905
Covenant Logistics Group Incorporated	5,122	115,296
Daseke Incorporated †	1,865	23,406
Saia Incorporated †	1,415	406,430
Universal Logistics Holdings Incorporated	222	4,247
US Xpress Enterprises Incorporated Class A †	1,870	8,490
Werner Enterprises Incorporated	3,391	147,373
		1,451,486
Trading companies & distributors: 1.48%
Applied Industrial Technologies Incorporated	1,955	197,651
Beacon Roofing Supply Incorporated †	3,874	231,239
Bluelinx Holdings Incorporated †	3,858	344,828
Boise Cascade Company	3,968	317,202
GATX Corporation	657	70,056
Global Industrial Company	53	1,684
GMS Incorporated †	3,405	184,721
Herc Holdings Incorporated	1,375	218,790
McGrath RentCorp	181	14,712
MRC Global Incorporated †	5,371	54,247
NOW Incorporated †	3,585	33,484
Rush Enterprises Incorporated Class A	3,571	185,478
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  27

Portfolio of investments—February 28, 2022

	Shares	Value
Trading companies & distributors (continued)
Rush Enterprises Incorporated Class B	1,405	$ 68,859
Textainer Group Holdings Limited	1,677	59,550
Titan Machinery Incorporated †	5,268	149,242
Transcat Incorporated †	512	40,172
Triton International Limited	2,971	195,135
Veritiv Corporation †	2,242	240,275
WESCO International Incorporated †	1,918	233,478
		2,840,803
Information technology: 13.57%
Communications equipment: 0.59%
Adtran Incorporated	3,302	67,988
Aviat Networks Incorporated †	4,460	126,218
Calamp Corporation †	506	3,572
Calix Incorporated †	3,015	163,835
Cambium Networks Corporation †	1,157	32,176
Casa Systems Incorporated †	1	4
Clearfield Incorporated †	1,309	83,920
Emcore Corporation †	14,433	56,000
Extreme Networks Incorporated †	14,104	162,055
Harmonic Incorporated †	2,195	20,435
Infinera Corporation †	978	9,027
Netgear Incorporated †	1,990	52,954
NetScout Systems Incorporated †	1,885	58,680
Plantronics Incorporated †	2,916	82,144
Ribbon Communications Incorporated †	1,472	4,475
Viavi Solutions Incorporated †	12,726	208,706
		1,132,189
Electronic equipment, instruments & components: 2.31%
Advanced Energy Industries Incorporated	2,453	210,590
Aeva Technologies Incorporated †	8,184	34,373
Badger Meter Incorporated	1,714	170,389
Belden Incorporated	4,301	242,361
Benchmark Electronics Incorporated	4,967	129,837
CTS Corporation	3,798	144,096
Daktronics Incorporated †	26,595	122,603
ePlus Incorporated †	2,444	114,624
Fabrinet †	3,329	333,333
Identiv Incorporated †	1,182	24,775
II-VI Incorporated †	4,661	323,753
Insight Enterprises Incorporated †	3,430	356,720
Iteris Incorporated †	1,474	4,849
Itron Incorporated †	1,903	90,716
Kimball Electronics Incorporated †	6,016	103,716
Knowles Corporation †	8,121	176,875
Methode Electronics Incorporated	4,258	194,335
Napco Security Technologies Incorporated †	1,898	38,700
Novanta Incorporated †	2,018	275,719
OSI Systems Incorporated †	1,676	135,203
Ouster Incorporated †	3,126	10,566
PC Connection Incorporated	2,194	107,045
Plexus Corporation †	1,933	157,482
Sanmina Corporation †	4,395	174,833
ScanSource Incorporated †	7,790	246,008
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Electronic equipment, instruments & components (continued)
TTM Technologies Incorporated †	14,173	$ 178,155
Velodyne Lidar Incorporated †	2,283	8,424
Vishay Intertechnology Incorporated	14,627	280,692
Vishay Precision Group †	1,359	42,686
		4,433,458
IT services: 1.59%
BM Technologies Incorporated †	1,827	17,430
Brightcove Incorporated †	2,732	20,435
Conduent Incorporated †	11,677	56,867
CSG Systems International Incorporated	4,260	262,927
DigitalOcean Holdings Incorporated †	767	45,498
ESC Incorporated ♦†	6,981	0
Evertec Incorporated	5,206	210,114
EVO Payments Incorporated Class A †	3,867	93,233
ExlService Holdings Incorporated †	3,100	374,449
GreenBox POS †	5,411	18,397
Grid Dynamics Holdings Incorporated †	5,345	64,942
Hackett Group Incorporated	10,844	224,688
IBEX Holdings Limited †	1,549	24,428
International Money Express Incorporated †	8,485	136,269
LiveRamp Holdings Incorporated †	3,061	132,113
Maximus Incorporated	4,941	389,647
Paya Holdings Incorporated Class A †	5,740	37,023
Perficient Incorporated †	3,016	307,330
Priority Technology Holdings †	2,797	14,712
Rackspace Technology Incorporated †	561	6,244
StarTek Incorporated †	21,829	95,611
TTEC Holdings Incorporated	2,415	191,993
Tucows Incorporated Class A †	309	20,759
Unisys Corporation †	8,059	172,221
Verra Mobility Corporation †	8,704	146,227
		3,063,557
Semiconductors & semiconductor equipment: 3.26%
Alpha & Omega Semiconductor †	5,141	276,432
Ambarella Incorporated †	1,597	223,117
Amkor Technology Incorporated	7,048	159,778
Axcelis Technologies Incorporated †	4,688	324,503
AXT Incorporated †	4,107	30,597
Ceva Incorporated †	283	11,538
Cohu Incorporated †	3,270	101,959
Diodes Incorporated †	3,376	302,456
FormFactor Incorporated †	5,032	203,746
Ichor Holdings Limited †	3,462	121,966
Impinj Incorporated †	277	19,044
Kopin Corporation †	4,123	10,885
Kulicke and Soffa Industries Incorporated	6,800	355,232
Lattice Semiconductor Corporation †	8,494	531,894
Macom Technology Solutions Holdings Incorporated †	3,133	188,293
Maxlinear Incorporated †	3,415	209,510
Metamaterial Incorporated	46,895	100,824
NVE Corporation	2,278	130,302
Onto Innovation Incorporated †	3,661	315,615
Photronics Incorporated †	9,995	184,108
Power Integrations Incorporated	4,005	360,450
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  29

Portfolio of investments—February 28, 2022

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Rambus Incorporated †	8,286	$ 223,722
Semtech Corporation †	3,807	264,130
Silicon Laboratories Incorporated †	2,078	319,409
Sitime Corporation †	433	87,527
Smart Global Holdings Incorporated †	9,278	254,681
SunPower Corporation †	5,441	97,557
Synaptics Incorporated †	2,081	475,363
Ultra Clean Holdings Incorporated †	5,274	241,602
Veeco Instruments Incorporated †	4,612	131,765
		6,258,005
Software: 5.55%
8x8 Incorporated †	7,797	101,049
A10 Networks Incorporated	18,778	267,399
ACI Worldwide Incorporated †	10,217	342,474
Agilysys Incorporated †	2,407	101,166
Alarm.com Holdings Incorporated †	4,093	269,442
Altair Engineering Incorporated Class A †	4,695	311,842
American Software Incorporated Class A	11,548	253,710
AppFolio Incorporated Class A †	1,270	143,688
Appian Corporation †	2,037	124,176
Arlo Technologies Incorporated †	1,092	10,134
Asana Incorporated Class A †	4,699	257,458
Avaya Holdings Corporation †	5,690	78,351
Benefitfocus Incorporated †	3,010	30,341
Blackbaud Incorporated †	5,015	313,387
BlackLine Incorporated †	1,903	143,315
Box Incorporated Class A †	11,317	289,828
BTRS Holdings Incorporated †	19,863	121,164
Cerence Incorporated †	2,611	94,283
ChannelAdvisor Corporation †	7,163	128,576
CleanSpark Incorporated †	2,253	23,882
CommVault Systems Incorporated †	3,147	197,978
Concensus Cloud Solution †	1,344	74,807
CoreCard Corporation †	3,171	102,170
Couchbase Incorporated †	1,145	24,125
CS Disco Incorporated †	928	35,060
Digital Turbine Incorporated †	6,314	306,103
Domo Incorporated Class B †	3,053	135,859
Ebix Incorporated	7,317	215,925
eGain Corporation †	6,818	80,384
Envestnet Incorporated †	3,498	261,720
GTY Technology Holdings Incorporated †	10,827	48,072
Intapp Incorporated †	1,448	33,391
InterDigital Incorporated	3,462	223,022
Kaltura Incorporated †	4,774	10,694
LivePerson Incorporated †	3,291	66,741
Marathon Digital Holdings Incorporated †	8,908	225,818
MeridianLink Incorporated †	3,908	76,519
MicroStrategy Incorporated Class A †	516	228,588
Mitek Systems Incorporated †	6,434	95,609
Model N Incorporated †	1,209	29,729
ON24 Incorporated †	4,610	71,916
OneSpan Incorporated †	4,277	58,937
Pagerduty Incorporated †	4,651	157,297
Ping Identity Holding Corporation †	905	19,041
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Software (continued)
Progress Software Corporation	6,950	$ 306,356
PROS Holdings Incorporated †	2,762	87,776
Q2 Holdings Incorporated †	1,738	113,057
Qualys Incorporated †	2,903	363,775
Rapid7 Incorporated †	3,198	330,865
Rimini Street Incorporated †	2,981	13,504
Riot Blockchain Incorporated †	6,088	104,896
SailPoint Technologies Holdings Incorporated †	6,006	248,468
Sapiens International Corporation	3,647	98,433
Secureworks Corporation Class A †	14,958	229,904
Shotspotter Incorporated †	2,539	65,202
Smith Micro Software Incorporated †	3,121	12,983
Sprout Social Incorporated Class A †	3,241	211,022
SPS Commerce Incorporated †	2,877	373,578
Sumo Logic Incorporated †	3,490	42,020
Telos Corporation †	2,687	30,686
Tenable Holdings Incorporated †	4,151	229,799
Upland Software Incorporated †	1,866	35,193
Varonis Systems Incorporated †	5,412	235,963
Verint Systems Incorporated †	7,614	382,451
Veritone Incorporated †	567	9,548
Viant Technology †	19,458	160,139
Workiva Incorporated †	3,221	339,171
Xperi Holding Corporation	14,511	251,331
Zuora Incorporated †	12,541	190,372
		10,651,662
Technology hardware, storage & peripherals: 0.27%
3D Systems Corporation †	7,879	140,404
Avid Technology Incorporated †	4,468	140,563
Diebold Nixdorf Incorporated †	4,671	40,638
Super Micro Computer Incorporated †	4,419	173,623
Turtle Beach Corporation †	1,060	25,196
		520,424
Materials: 3.83%
Chemicals: 1.97%
Advansix Incorporated	6,745	270,205
American Vanguard Corporation	1,421	21,414
Amyris Incorporated †	2,771	12,636
Aspen Aerogels Incorporated †	773	22,881
Avient Corporation	6,102	319,684
Balchem Corporation	1,890	261,463
Cabot Corporation	3,878	283,714
Ecovyst Incorporated	885	9,673
Hawkins Incorporated	1,835	83,052
HB Fuller Company	3,937	269,173
Ingevity Corporation †	2,617	178,558
Innospec Incorporated	2,246	214,493
Intrepid Potash Incorporated †	2,334	132,781
Kooper Holdings Incorporated †	1,435	41,084
Kronos Worldwide Incorporated	1,017	14,980
Livent Corporation †	6,314	148,695
Minerals Technologies Incorporated	2,728	190,933
Orion Engineered Carbons SA	6,339	98,508
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  31

Portfolio of investments—February 28, 2022

	Shares	Value
Chemicals (continued)
Quaker Chemical Corporation	667	$ 123,802
Rayonier Advanced Materials †	1,632	9,580
Sensient Technologies Corporation	3,206	263,309
Stepan Company	1,362	141,130
Tredegar Corporation	3,868	44,521
Trinseo plc	5,290	274,868
Tronox Holdings plc Class A	10,141	205,862
Valhi Incorporated	5,439	138,531
		3,775,530
Construction materials: 0.09%
Summit Materials Incorporated Class A †	5,415	169,056
Containers & packaging: 0.24%
Greif Incorporated Class A	2,678	153,958
O-I Glass Incorporated †	13,702	175,112
Ranpak Holdings Corporation †	3,067	74,221
Trimas Corporation	2,017	65,573
		468,864
Metals & mining: 1.50%
Allegheny Technologies Incorporated †	5,509	141,802
Arconic Corporation †	4,121	126,515
Carpenter Technology	925	35,511
Century Aluminum Company †	8,156	192,645
Coeur Mining Corporation †	17,273	74,274
Commercial Metals Company	9,471	365,107
Compass Minerals International Incorporated	1,722	100,944
Constellium SE †	10,871	211,224
Haynes International Incorporated	1,505	55,023
Hecla Mining Company	24,215	139,478
Kaiser Aluminum Corporation	564	54,426
Materion Corporation	1,354	113,127
NovaGold Resources Incorporated †	14,564	101,657
Olympic Steel Incorporated	8,101	216,864
Ryerson Holding Corporation	8,418	219,878
Schnitzer Steel Industries Incorporated Class A	1,791	87,132
Suncoke Energy Incorporated	16,375	129,854
TimkenSteel Corporation †	14,166	255,413
Warrior Met Coal Incorporated	2,717	85,586
Worthington Industries Incorporated	3,100	176,762
		2,883,222
Paper & forest products: 0.03%
Glatfelter Corporation	2,843	39,063
Schweitzer-Mauduit International Incorporated	312	9,741
		48,804
Real estate: 8.23%
Equity REITs: 7.51%
Acadia Realty Trust	24,272	520,392
Agree Realty Corporation	3,487	223,691
Alexander & Baldwin Incorporated	8,175	183,365
Alexander's Incorporated	140	35,479
American Assets Trust Incorporated	2,684	98,127
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Equity REITs (continued)
Apartment Investment & Management Company Class A †	40,564	$ 289,627
Apple Hospitality REIT Incorporated	12,966	229,369
Armada Hoffler Properties Incorporated	5,798	85,115
Braemar Hotels & Resorts Incorporated REIT †	3,948	23,530
Brandywine Realty Trust	20,754	276,651
Broadstone Net Lease Incorporated REIT	11,705	253,530
BRT Apartments Corporation REIT	2,692	59,251
CareTrust REIT Incorporated	6,669	116,708
Catchmark Timber Trust Incorporated Class A	1,749	13,397
Centerspace REIT	1,242	116,736
City Office REIT Incorporated	18,763	323,099
Clipper Realty Incorporated	858	8,168
Community Healthcare Trust Incorporated	169	7,047
Corporate Office Properties Trust	7,597	199,117
CTO Realty Growth Incorporated REIT	2,689	168,573
DiamondRock Hospitality †	9,843	94,001
DigitalBridge Group Incorporated †	32,148	233,073
Easterly Government Properties Incorporated	2,285	47,574
EastGroup Properties Incorporated	2,523	481,287
Empire State Realty Trust Incorporated Class A	17,224	162,939
Equity Commonwealth †	2,453	65,176
Essential Properties Realty	6,262	158,303
Farmland Partners REIT Incorporated	4,038	47,123
Four Corners Property Trust Incorporated	5,006	132,058
Franklin Street Properties Corporation	24,198	139,864
Getty Realty Corporation	4,803	132,323
Gladstone Commercial Corporation	2,553	54,098
Gladstone Land REIT Corporation	1,358	40,591
Global Net Lease Incorporated	1,952	27,738
Healthcare Realty Trust Incorporated	6,937	180,917
Hersha Hospitality Trust †	1,502	13,863
Independence Realty Trust Incorporated	7,003	176,966
Industrial Logistics Properties Trust	4,314	96,504
Innovative Industrial Properties Incorporated	1,325	249,710
iStar Financial Incorporated	4,697	117,989
Kite Realty Group Trust	12,179	267,085
Lexington Corporate Properties Trust	22,363	345,732
LTC Properties Incorporated	2,585	87,451
National Health Investors Incorporated	2,940	156,731
National Storage Affiliates Trust	6,247	364,013
New York REIT Incorporated ♦‡†	4,209	76,157
NexPoint Residential Trust Incorporated	1,236	105,023
Office Properties Income Trust	1,846	46,242
One Liberty Properties Incorporated	10,635	309,053
Outfront Media Incorporated	7,670	204,789
Paramount Group Incorporated	9,231	103,295
Pebblebrook Hotel Trust	5,966	134,295
Philips Edison & Company Incorporated	3,917	126,597
Physicians Realty Trust	12,426	202,047
Piedmont Office Realty Trust Incorporated Class A	8,773	149,492
Plymouth Industrial Incorporated	2,692	70,207
PotlatchDeltic Corporation	4,450	244,305
Preferred Apartment Communities Incorporated Class A	2,716	68,606
PS Business Parks Incorporated	1,691	269,359
Retail Opportunity Investment Corporation	32,544	590,999
Retail Value Incorporated	1,168	3,621
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  33

Portfolio of investments—February 28, 2022

	Shares	Value
Equity REITs (continued)
RLJ Lodging Trust	7,413	$ 103,708
RPT Realty	41,201	533,553
Ryman Hospitality Properties Incorporated †	3,013	265,475
Sabra Health Care REIT Incorporated	12,184	163,631
Safehold Incorporated REIT	131	8,038
Saul Centers Incorporated	965	44,419
Seritage Growth Property Class A †	5,617	57,237
Service Properties Trust	5,883	50,770
SITE Centers Corporation	29,789	463,219
STAG Industrial Incorporated	9,680	377,133
Summit Hotel Properties Incorporated †	2,226	22,015
Sunstone Hotel Investors Incorporated †	12,253	129,637
Tanger Factory Outlet Centers Incorporated	20,888	348,412
Terreno Realty Corporation	4,405	303,020
The Macerich Company	23,515	359,780
The Necessity Retail REIT Incorporated	3,785	26,646
UMH Properties Incorporated	5,797	133,679
Uniti Group Incorporated	11,402	147,884
Universal Health Realty Income Trust	572	32,667
Urban Edge Properties	20,832	379,559
Urstadt Biddle Properties Incorporated	6,667	125,540
Veris Residential Incorporated †	13,471	227,660
Washington REIT	5,851	136,679
Whitestone REIT	6,540	77,041
Xenia Hotels & Resorts Incorporated †	5,289	98,058
		14,423,628
Real estate management & development: 0.72%
Cushman & Wakefield plc †	9,473	207,648
Douglas Elliman Incorporated †	8,994	67,815
eXp World Holdings Incorporated	2,614	69,898
Forestar Group Incorporated †	2,602	47,643
Kennedy Wilson Holdings Incorporated	8,945	198,042
Marcus & Millichap Incorporated †	2,315	115,125
Newmark Group Incorporated Class A	17,670	312,406
Realogy Holdings Corporation †	7,881	143,277
Redfin Corporation †	2,526	54,637
The RMR Group Incorporated Class A	4,187	122,009
The St. Joe Company	588	31,770
		1,370,270
Utilities: 2.77%
Electric utilities: 0.53%
Allete Incorporated	3,271	205,877
MGE Energy Incorporated	1,818	130,932
Otter Tail Corporation	3,300	204,138
Portland General Electric Company	5,434	275,884
Via Renewables Incorporated	18,044	201,191
		1,018,022
Gas utilities: 0.95%
Brookfield Infrastructure Corporation Class A	3,119	219,702
Chesapeake Utilities Corporation	1,731	230,136
New Jersey Resources Corporation	7,963	347,346
Northwest Natural Holding Company	3,508	182,451
The accompanying notes are an integral part of these financial statements.

34  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Gas utilities (continued)
ONE Gas Incorporated	2,985	$ 248,024
South Jersey Industries Incorporated	8,712	295,598
Southwest Gas Holdings Incorporated	886	62,853
Spire Incorporated	3,461	232,268
		1,818,378
Independent power & renewable electricity producers: 0.43%
Clearway Energy Incorporated Class A	9,251	282,988
Clearway Energy Incorporated Class C	7,893	263,626
Ormat Technologies Incorporated	3,064	218,616
Sunnova Energy International Incorporated †	2,960	59,644
		824,874
Multi-utilities: 0.42%
Avista Corporation	4,483	200,076
Black Hills Corporation	4,297	300,747
Northwestern Corporation	3,490	211,075
Unitil Corporation	1,964	99,162
		811,060
Water utilities: 0.44%
American States Water Company	2,485	209,138
Artesian Resources Corporation Class A	1,568	72,881
California Water Service Group	4,316	245,710
Global Water Resources Incorporated	2,333	35,578
Middlesex Water Company	1,342	134,187
Pure Cycle Corporation †	5,857	69,405
SJW Corporation	1,222	79,699
		846,598
Total Common stocks (Cost $165,644,336)		186,381,561

	Expiration date
Rights: 0.00%
Health care: 0.00%
Pharmaceuticals: 0.00%
Elanco Animal Health Incorporated ♦†	3-31-2022	8,956	0
Total Rights (Cost $225)			0

Warrants: 0.00%
Energy: 0.00%
Oil, gas & consumable fuels: 0.00%
Battalion Oil Corporation ♦†	10-8-2022	375	0
Battalion Oil Corporation ♦†	10-8-2022	300	0
Battalion Oil Corporation ♦†	10-8-2022	482	0
			0
Total Warrants (Cost $0)			0

The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  35

Portfolio of investments—February 28, 2022

		Yield	Shares	Value
Short-term investments: 2.57%
Investment companies: 2.57%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	4,940,136	$ 4,940,136
Total Short-term investments (Cost $4,940,136)				4,940,136
Total investments in securities (Cost $170,584,697)	99.66%			191,321,697
Other assets and liabilities, net	0.34			647,704
Total net assets	100.00%			$191,969,401

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,925,181	$93,660,234	$(91,645,279)	$0	$0	$4,940,136	4,940,136	$1,958
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	59	3-18-2022	$5,826,665	$6,031,275	$204,610	$0
The accompanying notes are an integral part of these financial statements.

36  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Statement of assets and liabilities—February 28, 2022

Assets
Investments in unaffiliated securities, at value (cost $165,644,561)	$ 186,381,561
Investments in affiliated securities, at value (cost $4,940,136)	4,940,136
Cash	79
Cash at broker segregated for futures contracts	605,440
Receivable for dividends	110,130
Receivable for daily variation margin on open futures contracts	14,332
Prepaid expenses and other assets	4,700
Total assets	192,056,378
Liabilities
Professional fees payable	42,166
Custody and accounting fees payable	31,492
Advisory fee payable	11,169
Trustees’ fees and expenses payable	2,150
Total liabilities	86,977
Total net assets	$191,969,401
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  37

Statement of operations—year ended February 28, 2022

Investment income
Dividends (net of foreign withholdings taxes of $11,343)	$ 1,946,659
Income from affiliated securities	1,958
Total investment income	1,948,617
Expenses
Advisory fee	316,873
Custody and accounting fees	39,840
Professional fees	53,636
Interest holder report expenses	18,465
Trustees’ fees and expenses	20,121
Other fees and expenses	19,531
Total expenses	468,466
Less: Fee waivers and/or expense reimbursements	(138,918)
Net expenses	329,548
Net investment income	1,619,069
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	50,051,472
Futures contracts	(917,601)
Net realized gains on investments	49,133,871
Net change in unrealized gains (losses) on
Unaffiliated securities	(55,007,479)
Futures contracts	314,558
Net change in unrealized gains (losses) on investments	(54,692,921)
Net realized and unrealized gains (losses) on investments	(5,559,050)
Net decrease in net assets resulting from operations	$ (3,939,981)
The accompanying notes are an integral part of these financial statements.

38  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Statement of changes in net assets

	Year ended February 28, 2022	Year ended February 28, 2021
Operations
Net investment income	$ 1,619,069	$ 2,315,241
Net realized gains on investments	49,133,871	13,262,319
Net change in unrealized gains (losses) on investments	(54,692,921)	80,382,173
Net increase (decrease) in net assets resulting from operations	(3,939,981)	95,959,733
Capital transactions
Transactions in investors’ beneficial interests
Contributions	57,032,871	90,575,424
Withdrawals	(70,491,112)	(206,734,779)
Net decrease in net assets resulting from capital transactions	(13,458,241)	(116,159,355)
Total decrease in net assets	(17,398,222)	(20,199,622)
Net assets
Beginning of period	209,367,623	229,567,245
End of period	$191,969,401	$ 209,367,623
The accompanying notes are an integral part of these financial statements.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  39

Financial highlights
	Year ended February 28
	2022	2021	2020 [1]	2019	2018 [2]
Total return[3]	(2.87)%	43.18%	(5.94)%	7.05%	8.75%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.23%	0.21%	0.19%
Net expenses	0.16% *	0.16% *	0.18%	0.19%	0.19%
Net investment income	0.77%	1.02%	1.35%	1.29%	1.23%
Supplemental data
Portfolio turnover rate	92%	98%	40%	37%	85%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Year ended February 28, 2022	0.06%
Year ended February 28, 2021	0.06%

[1]	Year ended February 29
[2]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

40  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Notes to financial statements
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Factor Enhanced U.S. Small Cap Equity Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Portfolio changed their names to "Allspring", including Allspring Funds Management, LLC, the adviser to the Portfolio, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC. Consummation of the transaction resulted in a new advisory agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  41

Notes to financial statements
losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2022, the aggregate cost of all investments for federal income tax purposes was $173,406,735 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 37,727,147
Gross unrealized losses	(19,607,575)
Net unrealized gains	$ 18,119,572
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

42  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Notes to financial statements
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 6,887,865	$0	$ 7,490	$ 6,895,355
Consumer discretionary	20,880,210	0	0	20,880,210
Consumer staples	5,910,147	0	0	5,910,147
Energy	10,031,965	0	0	10,031,965
Financials	28,444,802	0	0	28,444,802
Health care	32,827,614	0	315,313	33,142,927
Industrials	26,558,554	0	0	26,558,554
Information technology	26,059,295	0	0	26,059,295
Materials	7,345,476	0	0	7,345,476
Real estate	15,717,741	0	76,157	15,793,898
Utilities	5,318,932	0	0	5,318,932
Rights
Health care	0	0	0	0
Warrants
Energy	0	0	0	0
Short-term investments
Investment companies	4,940,136	0	0	4,940,136
	190,922,737	0	398,960	191,321,697
Futures contracts	204,610	0	0	204,610
Total assets	$191,127,347	$0	$398,960	$191,526,307
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2022, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.150%
Next $5 billion	0.130
Over $10 billion	0.110
For the year ended February 28, 2022, the advisory fee was equivalent to an annual rate of 0.15% of the Portfolio’s average daily net assets.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  43

Notes to financial statements
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.08% and declining to 0.05% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2022 were $186,401,396 and $195,807,217, respectively.
6. DERIVATIVE TRANSACTIONS
During the year ended February 28, 2022, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $8,755,419 in long futures contracts during the year ended February 28, 2022.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended February 28, 2022, there were no borrowings by the Portfolio under the agreement.
8. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

44  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Factor Enhanced U.S. Small Cap Equity Portfolio (formerly, Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio) (the Portfolio), one of the portfolios constituting Allspring Master Trust (formerly, Wells Fargo Master Trust), including the portfolio of investments, as of February 28, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the four-year period then ended and the period from May 23, 2017 (commencement of operations) to February 28, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period from May 23, 2017 to February 28, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2022, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
April 28, 2022

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  45

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

46  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 138 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  47

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

48  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  49

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.

Annual Report
February 28, 2022
Allspring High Yield Corporate
Bond Portfolio

Allspring High Yield Corporate Bond Portfolio  |  1

Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

2  |  Allspring High Yield Corporate Bond Portfolio

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Portfolio information (unaudited)
Investment objective	The Portfolio seeks to replicate the total return of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index†, before fees and expenses.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Manjunath Boraiah, Brian Prucyk#, Janet S. Rilling, CFA®‡, CPA, Michael J. Schueller, CFA®‡
Ten largest holdings (%) as of February 28, 2022[1]
MGM Growth Properties Operating Partnership LP, 4.50%, 9-1-2026	0.90
Cheniere Energy Partners LP, 5.50%, 6-15-2031	0.73
First Student Incorporated, 4.00%, 7-31-2029	0.72
CCO Holdings LLC, 4.50%, 8-15-2030	0.72
Bausch Health Companies Incorporated, 4.88%, 6-1-2028	0.72
DaVita Incorporated, 3.75%, 2-15-2031	0.70
VICI Properties Incorporated, 4.25%, 12-1-2026	0.68
Ford Motor Company, 4.75%, 1-15-2043	0.68
Post Holdings Incorporated, 5.50%, 12-15-2029	0.68
Alcoa Europe Holding BV, 6.13%, 5-15-2028	0.68
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

Credit quality as of February 28, 2022[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Portfolio and not to the Portfolio itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Portfolio. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
†	The Bloomberg U.S. High Yield 2% Issuer Capped Bond Index is composed of fixed-rate, publicly issued, non-investment-grade debt with at least one year remaining to maturity as well as an outstanding par value of $100 million. You cannot invest directly in an index.
#	Mr. Prucyk became portfolio manager of the Portfolio on July 1, 2021.

4  |  Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 77.66%
Communication services: 12.87%
Diversified telecommunication services: 1.66%
Cablevision Lightpath LLC 144A	3.88%	9-15-2027	$ 200,000	$ 187,678
Level 3 Financing Incorporated 144A	3.75	7-15-2029	200,000	178,384
Lumen Technologies Incorporated 144A	4.50	1-15-2029	240,000	200,864
				566,926
Entertainment: 0.59%
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	200,000	201,970
Media: 9.39%
CCO Holdings LLC 144A	4.50	8-15-2030	255,000	245,585
CCO Holdings LLC 144A	4.50	6-1-2033	80,000	75,000
Clear Channel Outdoor Holdings 144A	7.75	4-15-2028	165,000	172,425
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	199,500
CSC Holdings LLC 144A	5.75	1-15-2030	200,000	176,848
DIRECTV Holdings LLC 144A	5.88	8-15-2027	190,000	189,935
DISH DBS Corporation	5.88	11-15-2024	200,000	200,000
Gray Television Incorporated 144A	5.88	7-15-2026	200,000	204,500
Gray Television Incorporated 144A	4.75	10-15-2030	205,000	192,230
Lamar Media Corporation	3.75	2-15-2028	200,000	192,157
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	200,000	204,500
Nielsen Finance LLC 144A	5.63	10-1-2028	200,000	193,271
Outfront Media Capital Corporation 144A	4.63	3-15-2030	200,000	189,250
QVC Incorporated	4.75	2-15-2027	210,000	197,400
Radiate Holdco LLC 144A	4.50	9-15-2026	210,000	200,654
Sinclair Television Group Incorporated 144A	5.50	3-1-2030	200,000	175,500
Univision Communications Incorporated 144A	5.13	2-15-2025	200,000	201,279
				3,210,034
Wireless telecommunication services: 1.23%
Frontier Communications 144A	5.00	5-1-2028	200,000	194,150
Sprint Corporation	7.88	9-15-2023	210,000	225,750
				419,900
Consumer discretionary: 11.88%
Auto components: 1.76%
Allison Transmission Incorporated 144A	5.88	6-1-2029	200,000	209,770
Clarios Global LP 144A	6.25	5-15-2026	180,000	186,199
Dana Incorporated	5.63	6-15-2028	200,000	204,500
				600,469
Automobiles: 0.68%
Ford Motor Company	4.75	1-15-2043	240,000	232,200
Hotels, restaurants & leisure: 5.88%
Caesars Entertainment Incorporated 144A	8.13	7-1-2027	210,000	226,376
Carnival Corporation 144A	5.75	3-1-2027	195,000	189,931
Hilton Domestic Operating Company	4.88	1-15-2030	200,000	205,748
MGM Resorts International	4.63	9-1-2026	154,000	153,615
NCL Corporation Limited 144A	3.63	12-15-2024	210,000	196,931
Penn National Gaming Incorporated 144A	4.13	7-1-2029	235,000	217,375
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Corporate Bond Portfolio  |  5

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Hotels, restaurants & leisure (continued)
Royal Caribbean Cruises Limited 144A	5.50%	4-1-2028	$ 205,000	$ 200,918
Scientific Games International Incorporated 144A	5.00	10-15-2025	210,000	212,100
Six Flags Entertainment Company 144A	4.88	7-31-2024	200,000	199,842
Yum! Brands Incorporated 144A	7.75	4-1-2025	200,000	208,390
				2,011,226
Household durables: 0.30%
Newell Brands Incorporated	4.35	4-1-2023	101,000	102,768
Multiline retail: 0.60%
Macy's Retail Holdings LLC 144A	5.88	4-1-2029	200,000	204,500
Specialty retail: 1.57%
ABC Supply Company Incorporated 144A	4.00	1-15-2028	200,000	195,500
At Home Group Incorporated 144A	7.13	7-15-2029	175,000	155,313
Carvana Company 144A	5.50	4-15-2027	210,000	187,643
				538,456
Textiles, apparel & luxury goods: 1.09%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	202,750
Wolverine World Wide Incorporated 144A	8.50	11-15-2024	198,000	168,637
				371,387
Consumer staples: 4.77%
Food & staples retailing: 0.59%
Performance Food Group Company 144A	5.50	10-15-2027	200,000	203,500
Food products: 3.11%
Kraft Heinz Foods Company	4.38	6-1-2046	200,000	205,000
Kraft Heinz Foods Company	5.20	7-15-2045	175,000	197,458
Lamb Weston Holdings Incorporated 144A	4.38	1-31-2032	230,000	223,445
Pilgrim's Pride Corporation 144A	5.88	9-30-2027	200,000	205,561
Post Holdings Incorporated 144A	5.50	12-15-2029	230,000	231,929
				1,063,393
Household products: 0.53%
Energizer Holdings Incorporated 144A	4.38	3-31-2029	200,000	180,250
Tobacco: 0.54%
Vector Group Limited 144A	5.75	2-1-2029	200,000	184,500
Energy: 12.03%
Energy equipment & services: 0.59%
USA Compression Partners LP	6.88	4-1-2026	200,000	200,850
Oil, gas & consumable fuels: 11.44%
Antero Midstream Partners LP 144A	5.75	1-15-2028	200,000	203,000
Apache Corporation	4.38	10-15-2028	190,000	192,375
Buckeye Partners LP 144A	4.50	3-1-2028	200,000	190,000
Cheniere Energy Incorporated	4.63	10-15-2028	200,000	204,332
Cheniere Energy Partners LP	4.50	10-1-2029	210,000	214,032
Cheniere Energy Partners LP 144A	5.50	6-15-2031	250,000	248,750
CrownRock LP 144A	5.63	10-15-2025	200,000	202,260
EQM Midstream Partners LP	5.50	7-15-2028	200,000	196,352
The accompanying notes are an integral part of these financial statements.

6  |  Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
EQT Corporation	3.90%	10-1-2027	$ 200,000	$ 202,139
Moss Creek Resources Holdings Incorporated 144A	10.50	5-15-2027	200,000	188,500
Murphy Oil Corporation	6.88	8-15-2024	90,000	91,013
Occidental Petroleum Corporation	6.60	3-15-2046	190,000	227,050
Occidental Petroleum Corporation	7.88	9-15-2031	90,000	111,314
Range Resources Corporation	4.88	5-15-2025	200,000	203,000
Rockies Express Pipeline LLC 144A	4.95	7-15-2029	225,000	217,688
SM Energy Company	6.75	9-15-2026	200,000	202,000
Southwestern Energy Company	7.75	10-1-2027	200,000	211,000
Sunoco LP	4.50	5-15-2029	200,000	191,660
Weatherford International Limited 144A	11.00	12-1-2024	181,000	187,335
Western Midstream Operating LP	4.55	2-1-2030	220,000	226,281
				3,910,081
Financials: 5.54%
Capital markets: 0.59%
MSCI Incorporated 144A	4.00	11-15-2029	200,000	201,076
Consumer finance: 1.54%
Navient Corporation	5.50	3-15-2029	200,000	189,000
Navient Corporation	7.25	9-25-2023	120,000	125,879
Springleaf Finance Corporation	5.38	11-15-2029	210,000	211,231
				526,110
Diversified financial services: 1.62%
CHS Incorporation 144A	4.75	2-15-2031	210,000	197,663
Compass Group Diversified Holdings LLC 144A	5.25	4-15-2029	170,000	164,327
Northwest Fiber LLC 144A	4.75	4-30-2027	205,000	190,560
				552,550
Insurance: 1.17%
Acrisure LLC 144A	7.00	11-15-2025	200,000	199,220
HUB International Limited 144A	7.00	5-1-2026	200,000	201,340
				400,560
Thrifts & mortgage finance: 0.62%
Nationstar Mortgage Holdings Incorporated 144A	6.00	1-15-2027	210,000	213,150
Health care: 8.22%
Health care equipment & supplies: 1.77%
Avantor Funding Incorporated 144A	4.63	7-15-2028	200,000	203,000
Mozart Debt Merger Sub Incorporated 144A	5.25	10-1-2029	205,000	195,775
Teleflex Incorporated 144A	4.25	6-1-2028	210,000	207,375
				606,150
Health care providers & services: 5.87%
Centene Corporation	3.00	10-15-2030	210,000	200,171
DaVita Incorporated 144A	3.75	2-15-2031	260,000	237,575
Encompass Health Corporation	4.63	4-1-2031	220,000	207,684
Envision Healthcare Corporation 144A	8.75	10-15-2026	200,000	106,000
HCA Incorporated	5.38	2-1-2025	175,000	185,327
HCA Incorporated	5.88	5-1-2023	220,000	228,800
Molina Healthcare Incorporated 144A	4.38	6-15-2028	200,000	199,750
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Corporate Bond Portfolio  |  7

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Health care providers & services (continued)
MPT Operating Partnership LP	5.00%	10-15-2027	$ 200,000	$ 204,600
RegionalCare Hospital Partners 144A	9.75	12-1-2026	200,000	209,778
Tenet Healthcare Corporation 144A	6.25	2-1-2027	220,000	226,259
				2,005,944
Pharmaceuticals: 0.58%
Organon Finance 1 LLC 144A	4.13	4-30-2028	200,000	196,722
Industrials: 8.22%
Aerospace & defense: 0.59%
TransDigm Group Incorporated	6.38	6-15-2026	200,000	203,894
Air freight & logistics: 0.61%
XPO Logistics Incorporated 144A	6.25	5-1-2025	200,000	207,424
Airlines: 1.79%
American Airlines Incorporated 144A	11.75	7-15-2025	175,000	212,225
Delta Air Lines Incorporated	3.75	10-28-2029	210,000	199,695
United Airlines Incorporated 144A	4.38	4-15-2026	200,000	199,488
				611,408
Building products: 0.53%
Builders FirstSource Incorporated 144A	6.75	6-1-2027	174,000	180,836
Commercial services & supplies: 2.72%
Allied Universal Holdco LLC 144A	6.00	6-1-2029	200,000	186,000
Allied Universal Security Services 144A	9.75	7-15-2027	200,000	209,000
APTIM Corporation 144A	7.75	6-15-2025	200,000	168,500
Avis Budget Car Rental LLC 144A	5.75	7-15-2027	210,000	211,684
Intrado Corporation 144A	8.50	10-15-2025	167,000	153,640
				928,824
Electronic equipment, instruments & components: 0.66%
WESCO Distribution Incorporated 144A	7.25	6-15-2028	210,000	225,469
Trading companies & distributors: 0.60%
Herc Holdings Incorporated 144A	5.50	7-15-2027	200,000	205,000
Transportation infrastructure: 0.72%
First Student Incorporated 144A	4.00	7-31-2029	260,000	245,698
Information technology: 3.39%
Communications equipment: 0.52%
CommScope Technologies LLC 144A	5.00	3-15-2027	200,000	178,332
IT services: 1.18%
Block Incorporation 144A	3.50	6-1-2031	200,000	187,808
Gartner Incorporated 144A	3.75	10-1-2030	220,000	214,016
				401,824
Software: 1.69%
IQVIA Incorporated 144A	5.00	5-15-2027	200,000	204,586
The accompanying notes are an integral part of these financial statements.

8  |  Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Software (continued)
SS&C Technologies Incorporated 144A	5.50%	9-30-2027	$ 200,000	$ 205,552
Ziff Davis Incorporation 144A	4.63	10-15-2030	174,000	167,386
				577,524
Materials: 3.01%
Chemicals: 0.59%
Chemours Company	5.38	5-15-2027	200,000	200,721
Containers & packaging: 1.85%
Ball Corporation	5.25	7-1-2025	200,000	212,000
Mauser Packaging Solutions 144A	5.50	4-15-2024	210,000	208,950
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	209,504
				630,454
Metals & mining: 0.57%
Novelis Corporation 144A	4.75	1-30-2030	200,000	195,704
Real estate: 4.52%
Equity REITs: 2.75%
Iron Mountain Incorporated 144A	5.00	7-15-2028	220,000	217,925
MGM Growth Properties Operating Partnership LP	4.50	9-1-2026	300,000	306,069
Service Properties Trust Company	4.38	2-15-2030	210,000	182,853
VICI Properties Incorporated 144A	4.25	12-1-2026	230,000	232,300
				939,147
Real estate management & development: 1.77%
Howard Hughes Corporation 144A	4.13	2-1-2029	200,000	189,250
Icahn Enterprises Finance Corporation	6.25	5-15-2026	220,000	221,917
Kennedy-Wilson Holdings Incorporated	4.75	3-1-2029	200,000	195,338
				606,505
Utilities: 3.21%
Electric utilities: 2.14%
FirstEnergy Corporation	5.35	7-15-2047	140,000	147,931
NRG Energy Incorporated 144A	3.63	2-15-2031	220,000	202,270
PG&E Corporation	5.00	7-1-2028	200,000	198,000
Talen Energy Supply LLC 144A	7.63	6-1-2028	205,000	183,475
				731,676
Gas utilities: 0.55%
Ferellgas Partners LP 144A	5.38	4-1-2026	200,000	188,008
Independent power & renewable electricity producers: 0.52%
Calpine Corporation 144A	5.00	2-1-2031	190,000	175,922
Total Corporate bonds and notes (Cost $27,271,261)				26,539,042
Yankee corporate bonds and notes: 17.47%
Communication services: 3.08%
Diversified telecommunication services: 0.54%
Altice France Holding SA 144A	6.00	2-15-2028	210,000	186,005
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Corporate Bond Portfolio  |  9

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Entertainment: 0.47%
Studio City Finance Limited 144A	5.00%	1-15-2029	$ 200,000	$ 159,054
Media: 1.16%
Videotron Limited 144A	5.13	4-15-2027	200,000	203,500
Ziggo BV 144A	4.88	1-15-2030	200,000	192,036
				395,536
Wireless telecommunication services: 0.91%
VEON Holdings BV 144A	4.00	4-9-2025	210,000	89,250
Vodafone Group plc (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.87%) ±	7.00	4-4-2079	200,000	222,000
				311,250
Consumer discretionary: 3.50%
Auto components: 0.59%
Adient Global Holdings Limited 144A	4.88	8-15-2026	200,000	200,250
Automobiles: 1.16%
IHO Verwaltungs GmbH (PIK at 6.75%) 144A¥	6.00	5-15-2027	210,000	213,675
Jaguar Land Rover Automotive plc 144A	4.50	10-1-2027	200,000	184,000
				397,675
Hotels, restaurants & leisure: 1.19%
International Game Technology plc 144A	6.25	1-15-2027	200,000	212,000
MGM China Holdings Limited 144A	5.38	5-15-2024	200,000	194,000
				406,000
Internet & direct marketing retail: 0.56%
Rakuten Group Incorporated (5 Year Treasury Constant Maturity +4.96%) 144Aʊ±	6.25	4-22-2031	200,000	190,000
Energy: 0.92%
Oil, gas & consumable fuels: 0.92%
Ithaca Energy plc 144A	9.00	7-15-2026	200,000	201,500
Transocean Incorporated 144A	11.50	1-30-2027	112,000	112,000
				313,500
Financials: 2.88%
Banks: 0.65%
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year +2.55%) ±	4.88	12-1-2032	220,000	222,320
Consumer finance: 0.52%
Telecom Italia Capital SA	7.20	7-18-2036	175,000	177,625
Diversified financial services: 1.71%
New Red Finance Incorporated 144A	3.88	1-15-2028	200,000	194,500
New Red Finance Incorporated 144A	4.00	10-15-2030	200,000	184,750
Trivium Packaging Finance BV 144A	8.50	8-15-2027	200,000	205,136
				584,386
The accompanying notes are an integral part of these financial statements.

10  |  Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Health care: 1.38%
Pharmaceuticals: 1.38%
Bausch Health Companies Incorporated 144A	4.88%	6-1-2028	$ 255,000	$ 244,945
Endo Limited 144A	6.00	7-15-2023	200,000	132,000
Endo Limited 144A	6.00	6-30-2028	145,000	95,939
				472,884
Industrials: 2.71%
Aerospace & defense: 1.23%
Bombardier Incorporated 144A	7.50	12-1-2024	184,000	190,440
Bombardier Incorporated 144A	6.00	2-15-2028	240,000	229,202
				419,642
Electrical equipment: 0.60%
Sensata Technologies BV 144A	5.00	10-1-2025	200,000	206,819
Marine: 0.24%
Seaspan Corporation 144A	5.50	8-1-2029	85,000	80,963
Professional services: 0.64%
S&P Global Incorporated	4.25	5-1-2029	200,000	219,637
Information technology: 0.58%
Technology hardware, storage & peripherals: 0.58%
Seagate HDD Cayman	4.13	1-15-2031	210,000	198,734
Materials: 1.86%
Chemicals: 0.62%
Methanex Corporation	5.25	12-15-2029	210,000	212,100
Containers & packaging: 0.56%
Ardagh Packaging Finance plc 144A	5.25	8-15-2027	200,000	190,113
Metals & mining: 0.68%
Alcoa Europe Holding BV 144A	6.13	5-15-2028	220,000	231,550
Utilities: 0.56%
Independent power & renewable electricity producers: 0.56%
Atlantica Sustainable Infrastructure plc 144A	4.13	6-15-2028	200,000	192,500
Total Yankee corporate bonds and notes (Cost $6,430,596)				5,968,543

		Yield	Shares
Short-term investments: 3.42%
Investment companies: 3.42%
Allspring Government Money Market Fund Select Class ♠∞		0.03	1,168,782	1,168,782
Total Short-term investments (Cost $1,168,782)				1,168,782
Total investments in securities (Cost $34,870,639)	98.55%			33,676,367
Other assets and liabilities, net	1.45			494,198
Total net assets	100.00%			$34,170,565

The accompanying notes are an integral part of these financial statements.

Allspring High Yield Corporate Bond Portfolio  |  11

Portfolio of investments—February 28, 2022

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$333,484	$14,981,066	$(14,145,768)	$0	$0	$1,168,782	1,168,782	$233
The accompanying notes are an integral part of these financial statements.

12  |  Allspring High Yield Corporate Bond Portfolio

Statement of assets and liabilities—February 28, 2022

Assets
Investments in unaffiliated securities, at value (cost $33,701,857)	$ 32,507,585
Investments in affiliated securities, at value (cost $1,168,782)	1,168,782
Receivable for interest	481,839
Receivable for investments sold	48,741
Receivable from adviser	5,357
Prepaid expenses and other assets	1,063
Total assets	34,213,367
Liabilities
Professional fees payable	36,308
Custody and accounting fees payable	3,302
Interest holder report expenses payable	2,165
Trustees’ fees and expenses payable	650
Accrued expenses and other liabilities	377
Total liabilities	42,802
Total net assets	$34,170,565
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Corporate Bond Portfolio  |  13

Statement of operations—year ended February 28, 2022

Investment income
Interest	$ 2,356,922
Income from affiliated securities	233
Total investment income	2,357,155
Expenses
Advisory fee	120,056
Custody and accounting fees	14,000
Professional fees	69,437
Interest holder report expenses	21,517
Trustees’ fees and expenses	20,121
Other fees and expenses	11,092
Total expenses	256,223
Less: Fee waivers and/or expense reimbursements	(126,563)
Net expenses	129,660
Net investment income	2,227,495
Realized and unrealized gains (losses) on investments
Net realized gains on investments	791,670
Net change in unrealized gains (losses) on investments	(2,625,377)
Net realized and unrealized gains (losses) on investments	(1,833,707)
Net increase in net assets resulting from operations	$ 393,788
The accompanying notes are an integral part of these financial statements.

14  |  Allspring High Yield Corporate Bond Portfolio

Statement of changes in net assets

	Year ended February 28, 2022	Year ended February 28, 2021
Operations
Net investment income	$ 2,227,495	$ 5,865,899
Net realized gains on investments	791,670	2,256,834
Net change in unrealized gains (losses) on investments	(2,625,377)	3,105,325
Net increase in net assets resulting from operations	393,788	11,228,058
Capital transactions
Transactions in investors’ beneficial interests
Contributions	6,966,904	145,893,143
Withdrawals	(23,301,894)	(160,998,466)
Net decrease in net assets resulting from capital transactions	(16,334,990)	(15,105,323)
Total decrease in net assets	(15,941,202)	(3,877,265)
Net assets
Beginning of period	50,111,767	53,989,032
End of period	$ 34,170,565	$ 50,111,767
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Corporate Bond Portfolio  |  15

Financial highlights
	Year ended February 28
	2022	2021	2020 [1]	2019	2018 [2]
Total return[3]	(0.21)%	6.34%	3.97%	3.70%	0.49%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.35%	0.42%	0.34%	0.37%
Net expenses	0.27% *	0.27% *	0.30%	0.32%	0.37%
Net investment income	4.64%	5.54%	5.54%	6.06%	5.36%
Supplemental data
Portfolio turnover rate	73%	169%	52%	47%	122%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Year ended February 28, 2022	0.26%
Year ended February 28, 2021	0.08%

[1]	Year ended February 29
[2]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring High Yield Corporate Bond Portfolio

Notes to financial statements
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring High Yield Corporate Bond Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Portfolio changed their names to "Allspring", including Allspring Funds Management, LLC, the adviser to the Portfolio, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC. Consummation of the transaction resulted in a new advisory agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Allspring High Yield Corporate Bond Portfolio  |  17

Notes to financial statements
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2022, the aggregate cost of all investments for federal income tax purposes was $34,978,676 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 374,841
Gross unrealized losses	(1,677,150)
Net unrealized losses	$(1,302,309)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$ 0	$ 26,539,042	$0	$ 26,539,042
Yankee corporate bonds and notes	0	5,968,543	0	5,968,543
Short-term investments
Investment companies	1,168,782	0	0	1,168,782
Total assets	$1,168,782	$32,507,585	$0	$33,676,367
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2022, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence

18  |  Allspring High Yield Corporate Bond Portfolio

Notes to financial statements
Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.250%
Next $5 billion	0.230
Over $10 billion	0.210
For the year ended February 28, 2022, the advisory fee was equivalent to an annual rate of 0.25% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.09% and declining to 0.07% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2022 were $33,303,661 and $45,797,319, respectively.
6. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended February 28, 2022, there were no borrowings by the Portfolio under the agreement.
7. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
8. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring High Yield Corporate Bond Portfolio  |  19

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring High Yield Corporate Bond Portfolio (formerly, Wells Fargo High Yield Corporate Bond Portfolio) (the Portfolio), one of the portfolios constituting Allspring Master Trust (formerly, Wells Fargo Master Trust), including the portfolio of investments, as of February 28, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the four-year period then ended and the period from May 23, 2017 (commencement of operations) to February 28, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period from May 23, 2017 to February 28, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2022, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
April 28, 2022

20  |  Allspring High Yield Corporate Bond Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring High Yield Corporate Bond Portfolio  |  21

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 138 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

22  |  Allspring High Yield Corporate Bond Portfolio

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring High Yield Corporate Bond Portfolio  |  23

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

24  |  Allspring High Yield Corporate Bond Portfolio

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.

Annual Report
February 28, 2022
Allspring Investment Grade
Corporate Bond Portfolio

  |  1

Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

2  |  Allspring Investment Grade Corporate Bond Portfolio

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Portfolio information (unaudited)
Investment objective	The Portfolio seeks to replicate the total return of the Bloomberg U.S. Corporate Bond Index†, before fees and expenses.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Manjunath Boraiah, Mark Clegg, CFA®‡, Brian Prucyk#, Janet S. Rilling, CFA®‡
Ten largest holdings (%) as of February 28, 2022[1]
Oracle Corporation, 4.30%, 7-8-2034	0.77
Arthur J. Gallagher & Company, 2.40%, 11-9-2031	0.76
BNP Paribas, 4.25%, 10-15-2024	0.69
The Boeing Company, 3.20%, 3-1-2029	0.69
McDonald's Corporation, 3.50%, 7-1-2027	0.65
Activision Blizzard , 1.35%, 9-15-2030	0.62
Home Depot Incorporated, 2.70%, 4-15-2030	0.62
Physicians Realty Trust, 2.63%, 11-1-2031	0.62
Goldman Sachs Group Incorporated, 4.75%, 10-21-2045	0.61
The Southern Company, 0.60%, 2-26-2024	0.59
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of February 28, 2022[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. These amounts are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
†	The Bloomberg U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by US and non-US industrial, utility and financial issuers. You cannot invest directly in an index.
#	Mr. Prucyk became portfolio manager of the Portfolio on July 1, 2021.

4  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 78.20%
Communication services: 6.33%
Diversified telecommunication services: 1.69%
AT&T Incorporated	2.55%	12-1-2033	$ 180,000	$ 166,955
AT&T Incorporated	3.50	2-1-2061	285,000	251,061
AT&T Incorporated	3.65	9-15-2059	370,000	335,653
AT&T Incorporated	3.80	12-1-2057	450,000	422,191
AT&T Incorporated	4.30	12-15-2042	795,000	808,955
AT&T Incorporated	4.90	6-15-2042	36,000	39,785
Verizon Communications Incorporated	3.70	3-22-2061	1,100,000	1,048,467
Verizon Communications Incorporated	4.13	3-16-2027	200,000	212,435
Verizon Communications Incorporated	4.67	3-15-2055	225,000	264,449
				3,549,951
Entertainment: 1.58%
Activision Blizzard	1.35	9-15-2030	1,465,000	1,304,760
Walt Disney Company	2.20	1-13-2028	1,195,000	1,170,610
Walt Disney Company	2.65	1-13-2031	855,000	846,752
				3,322,122
Interactive media & services: 0.58%
Alphabet Incorporated	2.25	8-15-2060	125,000	99,837
Alphabet Incorporated	3.38	2-25-2024	1,087,000	1,119,344
				1,219,181
Media: 2.36%
CBS Corporation	3.70	8-15-2024	350,000	363,613
CBS Corporation	4.85	7-1-2042	140,000	147,825
CBS Corporation	4.90	8-15-2044	350,000	367,522
Charter Communications Operating LLC	4.40	12-1-2061	365,000	325,262
Charter Communications Operating LLC	4.91	7-23-2025	400,000	424,013
Charter Communications Operating LLC	6.83	10-23-2055	335,000	419,644
Comcast Corporation	1.50	2-15-2031	555,000	493,346
Comcast Corporation	2.35	1-15-2027	210,000	208,354
Comcast Corporation 144A	2.99	11-1-2063	1,135,000	944,993
Discovery Communications LLC	3.95	3-20-2028	400,000	412,592
Discovery Communications LLC	4.00	9-15-2055	241,000	219,004
Fox Corporation	5.58	1-25-2049	135,000	162,424
Time Warner Cable Incorporated	8.38	3-15-2023	175,000	186,634
Time Warner Entertainment Company LP	8.38	7-15-2033	210,000	286,526
				4,961,752
Wireless telecommunication services: 0.12%
T-Mobile USA Incorporated	3.60	11-15-2060	295,000	258,037
Consumer discretionary: 5.47%
Auto components: 0.11%
AEP Transmission Company	3.75	12-1-2047	230,000	232,515
Automobiles: 0.20%
General Motors Company	6.25	10-2-2043	345,000	419,048
Diversified consumer services: 1.00%
California Institute of Technology	3.65	9-1-2119	375,000	351,794
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  5

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Diversified consumer services (continued)
Claremont McKenna College	3.78%	1-1-2122	$ 335,000	$ 312,358
Ford Foundation	2.82	6-1-2070	485,000	450,435
Massachusetts Institute of Technology	5.60	12-31-2099	305,000	459,492
University of Pennsylvania	3.61	2-15-2119	300,000	298,852
University of Southern California	5.25	10-1-2111	160,000	219,532
				2,092,463
Hotels, restaurants & leisure: 1.62%
GLP Capital LP	5.30	1-15-2029	400,000	434,851
Marriott International Incorporated	4.63	6-15-2030	400,000	431,899
McDonald's Corporation	3.38	5-26-2025	245,000	253,852
McDonald's Corporation	3.50	7-1-2027	1,300,000	1,361,988
McDonald's Corporation	4.60	5-26-2045	175,000	191,719
Starbucks Corporation	3.75	12-1-2047	205,000	199,949
Starbucks Corporation	4.00	11-15-2028	500,000	535,631
				3,409,889
Household durables: 0.04%
Whirlpool Corporation	4.00	3-1-2024	87,000	90,519
Internet & direct marketing retail: 0.70%
Amazon.com Incorporated	4.05	8-22-2047	400,000	445,618
Amazon.com Incorporated	4.95	12-5-2044	630,000	781,347
eBay Incorporated	4.00	7-15-2042	175,000	174,809
Expedia Incorporated	4.50	8-15-2024	70,000	73,105
				1,474,879
Leisure products: 0.07%
Hasbro Incorporated	6.35	3-15-2040	108,000	137,403
Multiline retail: 0.33%
Dollar General Corporation	3.25	4-15-2023	245,000	248,411
Target Corporation	3.63	4-15-2046	430,000	452,902
				701,313
Specialty retail: 1.33%
Home Depot Incorporated	2.70	4-15-2030	1,300,000	1,295,704
Lowe's Companies Incorporated	2.50	4-15-2026	350,000	353,849
Lowe's Companies Incorporated	3.88	9-15-2023	175,000	179,684
Lowe's Companies Incorporated	4.50	4-15-2030	300,000	330,893
TJX Companies Incorporated	3.88	4-15-2030	600,000	645,757
				2,805,887
Textiles, apparel & luxury goods: 0.07%
Nike Incorporated	2.25	5-1-2023	70,000	70,571
Nike Incorporated	3.63	5-1-2043	70,000	72,946
				143,517
Consumer staples: 6.85%
Beverages: 2.03%
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	435,000	441,576
Anheuser-Busch InBev Worldwide Incorporated	4.60	6-1-2060	105,000	114,765
Anheuser-Busch InBev Worldwide Incorporated	4.75	4-15-2058	160,000	176,848
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Beverages (continued)
Anheuser-Busch InBev Worldwide Incorporated	4.90%	2-1-2046	$ 415,000	$ 468,934
Anheuser-Busch InBev Worldwide Incorporated	5.80	1-23-2059	75,000	96,131
Coca Cola Company	2.75	6-1-2060	280,000	244,312
Constellation Brands Incorporated	3.15	8-1-2029	300,000	300,153
Constellation Brands Incorporated	4.25	5-1-2023	360,000	369,984
Keurig Dr Pepper Incorporated	4.60	5-25-2028	700,000	763,770
PepsiCo Incorporated	1.40	2-25-2031	1,105,000	994,968
PepsiCo Incorporated	3.63	3-19-2050	285,000	304,013
				4,275,454
Food & staples retailing: 2.02%
Costco Wholesale Corporation	1.60	4-20-2030	1,000,000	927,437
Sysco Corporation	3.30	7-15-2026	1,100,000	1,131,693
Sysco Corporation	5.38	9-21-2035	200,000	237,482
The Kroger Company	3.85	8-1-2023	175,000	179,293
The Kroger Company	5.00	4-15-2042	175,000	204,029
The Kroger Company	5.15	8-1-2043	205,000	238,995
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	200,000	207,421
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	180,000	196,769
Wal-Mart Stores Incorporated	3.40	6-26-2023	900,000	922,810
				4,245,929
Food products: 1.53%
Archer Daniels Midland	3.75	9-15-2047	400,000	442,299
Conagra Brands Incorporated	4.60	11-1-2025	200,000	212,830
Conagra Brands Incorporated	8.25	9-15-2030	584,000	788,516
General Mills Incorporated	3.65	2-15-2024	175,000	180,337
Mead Johnson Nutrition Company	5.90	11-1-2039	70,000	93,210
Mondelez International	2.75	4-13-2030	1,000,000	985,759
Tyson Foods Incorporated	4.35	3-1-2029	300,000	324,801
Tyson Foods Incorporated	4.88	8-15-2034	175,000	197,926
				3,225,678
Household products: 0.22%
Clorox Company	3.50	12-15-2024	140,000	144,967
Kimberly-Clark Corporation	2.40	6-1-2023	105,000	106,086
Kimberly-Clark Corporation	6.63	8-1-2037	140,000	198,870
				449,923
Personal products: 0.09%
Estee Lauder Companies Incorporated	6.00	5-15-2037	140,000	187,624
Tobacco: 0.96%
Altria Group Incorporated	3.88	9-16-2046	430,000	369,522
Altria Group Incorporated	4.00	1-31-2024	62,000	64,223
Altria Group Incorporated	4.50	5-2-2043	175,000	163,486
BAT Capital Corporation	4.54	8-15-2047	140,000	129,257
Philip Morris International Incorporated	2.63	3-6-2023	122,000	123,325
Philip Morris International Incorporated	3.25	11-10-2024	210,000	216,613
Philip Morris International Incorporated	4.25	11-10-2044	210,000	216,776
Philip Morris International Incorporated	4.50	3-20-2042	140,000	145,878
Reynolds American Incorporated	4.45	6-12-2025	350,000	366,018
Reynolds American Incorporated	5.70	8-15-2035	210,000	229,454
				2,024,552
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  7

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Energy: 7.51%
Energy equipment & services: 0.81%
Baker Hughes LLC	3.34%	12-15-2027	$1,000,000	$ 1,030,652
Halliburton Company	3.50	8-1-2023	350,000	356,944
Halliburton Company	3.80	11-15-2025	140,000	146,521
Halliburton Company	4.50	11-15-2041	175,000	181,771
				1,715,888
Oil, gas & consumable fuels: 6.70%
Boardwalk Pipelines LP	3.38	2-1-2023	70,000	70,525
BP Capital Markets America Incorporated	3.00	2-24-2050	200,000	170,913
BP Capital Markets America Incorporated	3.38	2-8-2061	465,000	409,600
BP Capital Markets America Incorporated	3.94	9-21-2028	200,000	212,085
Columbia Pipeline Group Incorporated	5.80	6-1-2045	140,000	167,220
ConocoPhillips Company 144A	2.40	2-15-2031	800,000	786,921
ConocoPhillips Company	5.90	10-15-2032	175,000	217,724
ConocoPhillips Company	6.95	4-15-2029	210,000	268,331
Consolidated Edison Company of New York Incorporated	4.13	5-15-2049	520,000	539,450
Devon Energy Corporation	7.95	4-15-2032	150,000	202,643
Diamondback Energy Incorporated	3.50	12-1-2029	900,000	910,111
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	163,806
Energy Transfer Partners LP	4.90	2-1-2024	210,000	218,564
Energy Transfer Partners LP	5.95	10-1-2043	140,000	154,772
Energy Transfer Partners LP	7.50	7-1-2038	240,000	303,504
Enterprise Products Operating LLC	4.85	3-15-2044	280,000	305,285
Enterprise Products Operating LLC	5.70	2-15-2042	140,000	166,489
Enterprise Products Operating LLC	5.95	2-1-2041	200,000	243,675
Enterprise Products Operating LLC	7.55	4-15-2038	70,000	94,946
Exxon Mobil Corporation	2.71	3-6-2025	630,000	642,262
Exxon Mobil Corporation	3.04	3-1-2026	605,000	625,877
Hess Corporation	7.30	8-15-2031	269,000	341,125
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	183,666
Kinder Morgan Energy Partners LP	5.00	3-1-2043	157,000	166,804
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	236,046
Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	82,007
Magellan Midstream Partners LP	5.15	10-15-2043	140,000	153,199
Marathon Oil Corporation	5.20	6-1-2045	140,000	153,904
Marathon Petroleum Corporation	3.63	9-15-2024	350,000	359,094
Marathon Petroleum Corporation	3.80	4-1-2028	385,000	397,888
MPLX LP	4.13	3-1-2027	200,000	210,322
MPLX LP	4.88	6-1-2025	200,000	212,946
MPLX LP	5.20	3-1-2047	220,000	242,307
ONEOK Incorporated	4.55	7-15-2028	500,000	532,545
PECO Energy Company	3.90	3-1-2048	415,000	443,216
Phillips 66	4.65	11-15-2034	140,000	154,160
Plains All American Pipeline LP	3.60	11-1-2024	210,000	214,913
Plains All American Pipeline LP	3.85	10-15-2023	350,000	357,369
Plains All American Pipeline LP	4.90	2-15-2045	175,000	168,636
Sabine Pass Liquefaction LLC	5.00	3-15-2027	400,000	433,994
Sabine Pass Liquefaction LLC	5.63	3-1-2025	200,000	215,811
Sabine Pass Liquefaction LLC	5.88	6-30-2026	200,000	221,774
Spectra Energy Partners LP	3.38	10-15-2026	300,000	308,565
Spectra Energy Partners LP	4.75	3-15-2024	245,000	256,082
Sunoco Logistics Partner LP	4.95	1-15-2043	105,000	102,750
Sunoco Logistics Partner LP	5.35	5-15-2045	285,000	301,240
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Tennessee Gas Pipeline Company	7.00%	10-15-2028	$ 175,000	$ 212,479
Williams Companies Incorporated	4.85	3-1-2048	200,000	216,845
Williams Partners LP	6.30	4-15-2040	273,000	335,606
				14,089,996
Financials: 18.04%
Banks: 6.56%
Banc One Corporation	8.00	4-29-2027	765,000	950,337
Bank of America Corporation (3 Month LIBOR +1.19%) ±	3.95	1-23-2049	1,075,000	1,122,637
Bank of America Corporation (3 Month LIBOR +3.15%) ±	4.08	3-20-2051	135,000	144,850
Bank of America Corporation	4.18	11-25-2027	725,000	761,709
BB&T Corporation	2.85	10-26-2024	500,000	508,966
Citigroup Incorporated (U.S. SOFR +1.15%) ±	2.67	1-29-2031	790,000	761,656
Citigroup Incorporated	4.13	7-25-2028	500,000	525,632
Citigroup Incorporated	4.65	7-30-2045	625,000	712,168
Citizens Financial Group	4.30	2-11-2031	200,000	204,087
Compass Bank	3.88	4-10-2025	250,000	260,944
Discover Bank	4.20	8-8-2023	1,060,000	1,090,989
Discover Bank	4.25	3-13-2026	250,000	264,843
Discover Bank	4.65	9-13-2028	250,000	270,698
Fifth Third Bancorp	2.25	2-1-2027	250,000	248,548
Fifth Third Bancorp	3.95	3-14-2028	400,000	425,394
JPMorgan Chase & Company (U.S. SOFR +2.44%) ±	3.11	4-22-2051	630,000	581,759
JPMorgan Chase & Company (U.S. SOFR +1.58%) ±	3.33	4-22-2052	220,000	211,317
JPMorgan Chase & Company (3 Month LIBOR +1.22%) ±	3.90	1-23-2049	270,000	281,100
Key Bank NA	3.30	6-1-2025	250,000	258,316
KeyCorp Incorporated	4.10	4-30-2028	400,000	429,014
PNC Bank NA	3.25	1-22-2028	1,050,000	1,082,134
PNC Bank NA	4.20	11-1-2025	250,000	265,778
Santander Holdings USA Incorporated	4.50	7-17-2025	350,000	367,436
Truist Bank	2.20	3-16-2023	1,100,000	1,106,079
Truist Bank	3.30	5-15-2026	400,000	413,448
US Bancorp	2.38	7-22-2026	190,000	191,545
US Bancorp	3.60	9-11-2024	350,000	362,923
				13,804,307
Capital markets: 4.54%
Bain Capital Specialty Finance	2.55	10-13-2026	185,000	173,797
Bank of New York Mellon Corporation	3.00	10-30-2028	700,000	706,894
Bank of New York Mellon Corporation	3.40	1-29-2028	300,000	314,370
BlackRock Incorporated	3.25	4-30-2029	900,000	942,901
CME Group Incorporated	4.15	6-15-2048	290,000	331,383
Goldman Sachs Group Incorporated	3.75	5-22-2025	350,000	362,026
Goldman Sachs Group Incorporated	4.75	10-21-2045	1,125,000	1,279,169
Intercontinental Exchange	3.00	9-15-2060	215,000	182,065
Intercontinental Exchange	3.75	9-21-2028	500,000	529,480
Jefferies Group Incorporated	6.45	6-8-2027	285,000	334,508
Moody's Corporation	5.25	7-15-2044	210,000	254,742
Morgan Stanley (U.S. SOFR +1.36%) ±	2.48	9-16-2036	175,000	158,926
Morgan Stanley	4.30	1-27-2045	890,000	967,646
Morgan Stanley	5.00	11-24-2025	200,000	216,157
Morgan Stanley	6.25	8-9-2026	300,000	344,542
Northern Trust Corporation	3.95	10-30-2025	175,000	185,133
PPL Capital Funding Incorporated	3.10	5-15-2026	100,000	101,820
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  9

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Capital markets (continued)
Prospect Capital Corporation	3.44%	10-15-2028	$ 115,000	$ 103,241
S&P Global Incorporated	4.00	6-15-2025	227,000	239,108
State Street Corporation	2.65	5-19-2026	1,100,000	1,123,424
The Charles Schwab Corporation	3.63	4-1-2025	140,000	145,604
The Charles Schwab Corporation	4.63	3-22-2030	500,000	565,921
				9,562,857
Consumer finance: 1.89%
American Express Company	4.20	11-6-2025	200,000	212,564
American Honda Finance Corporation	2.90	2-16-2024	200,000	204,233
American Honda Finance Corporation	3.45	7-14-2023	200,000	204,540
Capital One Financial Corporation	3.75	7-28-2026	525,000	542,721
Caterpillar Financial Services Corporation	2.63	3-1-2023	260,000	263,150
Caterpillar Financial Services Corporation	3.25	12-1-2024	200,000	206,999
Caterpillar Financial Services Corporation	3.75	11-24-2023	175,000	181,465
General Motors Financial Company Incorporated	3.70	5-9-2023	380,000	386,840
John Deere Capital Corporation	0.45	6-7-2024	810,000	785,692
Synchrony Financial	5.15	3-19-2029	900,000	978,525
				3,966,729
Diversified financial services: 0.62%
Berkshire Hathaway Incorporated	3.00	2-11-2023	75,000	76,181
Berkshire Hathaway Incorporated	3.13	3-15-2026	945,000	980,240
British American Tobacco Capital Corporation	5.28	4-2-2050	95,000	96,371
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	140,000	150,601
				1,303,393
Insurance: 3.55%
Allstate Corporation (3 Month LIBOR +2.12%) ±	6.50	5-15-2067	230,000	286,350
American International Group Incorporated (3 Month LIBOR +2.87%) ±	5.75	4-1-2048	200,000	205,500
Aon Corporation	6.25	9-30-2040	70,000	92,443
Arch Capital Group Limited	5.14	11-1-2043	147,000	172,071
Arthur J. Gallagher & Compnay	2.40	11-9-2031	1,720,000	1,608,351
Chubb Corporation	6.00	5-11-2037	196,000	259,551
Hartford Financial Services Group Incorporated	4.30	4-15-2043	30,000	31,834
Lincoln National Corporation	4.00	9-1-2023	175,000	180,679
Loews Corporation	2.63	5-15-2023	105,000	105,989
Loews Corporation	4.13	5-15-2043	140,000	147,609
Marsh & McLennan Company Incorporated	3.50	6-3-2024	200,000	205,876
Marsh & McLennan Company Incorporated	3.88	3-15-2024	200,000	206,954
Marsh & McLennan Company Incorporated	4.90	3-15-2049	110,000	131,651
MetLife Incorporated	4.13	8-13-2042	115,000	122,740
MetLife Incorporated	4.72	12-15-2044	175,000	202,871
MetLife Incorporated	6.38	6-15-2034	196,000	257,385
Principal Financial Group Incorporated	3.40	5-15-2025	140,000	143,493
Progressive Corporation	6.25	12-1-2032	252,000	327,733
Progressive Corporation	7.75	3-1-2031	865,000	1,150,002
Prudential Financial Incorporated	3.91	12-7-2047	155,000	161,407
Prudential Financial Incorporated (3 Month LIBOR +3.04%) ±	5.20	3-15-2044	175,000	175,875
Prudential Financial Incorporated	5.75	7-15-2033	350,000	429,474
Prudential Financial Incorporated	6.63	12-1-2037	45,000	60,835
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Transatlantic Holdings Incorporated	8.00%	11-30-2039	$ 70,000	$ 103,678
Travelers Companies Incorporated	4.60	8-1-2043	600,000	693,933
				7,464,284
Mortgage REITs: 0.88%
CC Holdings GS V LLC	3.85	4-15-2023	350,000	357,442
ERP Operating LP	4.00	8-1-2047	400,000	435,445
Ventas Realty LP	3.50	2-1-2025	400,000	412,067
Ventas Realty LP	4.40	1-15-2029	600,000	652,106
				1,857,060
Health care: 7.25%
Biotechnology: 1.87%
AbbVie Incorporated	3.20	5-14-2026	530,000	543,477
AbbVie Incorporated	4.45	5-14-2046	500,000	538,685
AbbVie Incorporated	4.85	6-15-2044	350,000	394,558
Amgen Incorporated	2.77	9-1-2053	584,000	473,823
Amgen Incorporated	3.63	5-22-2024	350,000	361,576
Biogen Incorporated	2.25	5-1-2030	700,000	639,724
Gilead Sciences Incorporated	3.65	3-1-2026	350,000	364,971
Gilead Sciences Incorporated	4.50	2-1-2045	200,000	216,406
Gilead Sciences Incorporated	4.75	3-1-2046	350,000	396,457
				3,929,677
Health care equipment & supplies: 0.62%
Abbott Laboratories	6.00	4-1-2039	105,000	138,615
Abbott Laboratories	6.15	11-30-2037	166,000	225,404
Boston Scientific Corporation	3.85	5-15-2025	200,000	208,661
Catholic Health Initiatives	4.35	11-1-2042	175,000	184,517
Medtronic Incorporated	3.50	3-15-2025	140,000	145,861
Stryker Corporation	4.63	3-15-2046	350,000	398,652
				1,301,710
Health care providers & services: 2.48%
Aetna Incorporated	4.13	11-15-2042	75,000	76,887
Aetna Incorporated	4.50	5-15-2042	105,000	113,073
AmerisourceBergen Corporation	4.25	3-1-2045	175,000	180,143
Anthem Incorporated	4.38	12-1-2047	15,000	16,481
Ascension Healthcare Company	3.11	11-15-2039	500,000	492,494
Ascension Healthcare Company	3.95	11-15-2046	95,000	104,675
Baptist Health South Florida Obligated Group	3.12	11-15-2071	295,000	258,726
CIGNA Corporation Company	3.00	7-15-2023	300,000	304,455
CIGNA Corporation Company	4.80	7-15-2046	210,000	234,379
CIGNA Corporation Company	6.13	11-15-2041	175,000	226,168
CVS Health Corporation	5.05	3-25-2048	705,000	823,205
McKesson Corporation	2.85	3-15-2023	140,000	141,866
NewYork-Presbyterian Hospital	3.95	12-31-2099	215,000	228,022
Quest Diagnostics Incorporated	2.95	6-30-2030	300,000	295,766
UnitedHealth Group Incorporated	4.20	1-15-2047	200,000	221,379
UnitedHealth Group Incorporated	4.25	3-15-2043	175,000	192,934
UnitedHealth Group Incorporated	4.25	4-15-2047	300,000	333,254
UnitedHealth Group Incorporated	4.25	6-15-2048	300,000	334,675
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  11

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Health care providers & services (continued)
WellPoint Incorporated	4.65%	8-15-2044	$ 345,000	$ 386,311
WellPoint Incorporated	5.85	1-15-2036	200,000	251,063
				5,215,956
Pharmaceuticals: 2.28%
Bristol-Myers Squibb Company	3.25	11-1-2023	109,000	111,821
Bristol-Myers Squibb Company	3.88	8-15-2025	400,000	422,111
Bristol-Myers Squibb Company	4.50	3-1-2044	200,000	231,822
Bristol-Myers Squibb Company	4.63	5-15-2044	240,000	281,636
Eli Lilly & Company	2.50	9-15-2060	195,000	159,735
Eli Lilly & Company	2.75	6-1-2025	70,000	71,176
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	140,000	141,911
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	210,000	260,258
Johnson & Johnson	2.45	9-1-2060	455,000	379,085
Johnson & Johnson	4.38	12-5-2033	200,000	233,188
Merck & Company Incorporated	2.75	2-10-2025	380,000	388,602
Merck & Company Incorporated	3.70	2-10-2045	200,000	208,380
Mylan Incorporated	4.20	11-29-2023	200,000	205,801
Pfizer Incorporated	3.00	12-15-2026	510,000	528,536
Pfizer Incorporated	3.90	3-15-2039	200,000	216,894
Pfizer Incorporated	4.30	6-15-2043	210,000	235,985
Schering-Plough Corporation	6.50	12-1-2033	175,000	236,388
Viatris Incorporated	4.00	6-22-2050	100,000	88,677
Zoetis Incorporated	4.70	2-1-2043	350,000	402,951
				4,804,957
Industrials: 5.04%
Aerospace & defense: 2.03%
L3Harris Technologies Incorporated	2.90	12-15-2029	900,000	892,467
Lockheed Martin Corporation	4.07	12-15-2042	229,000	249,738
Lockheed Martin Corporation	6.15	9-1-2036	122,000	160,276
Northrop Grumman Corporation	4.03	10-15-2047	305,000	321,656
Northrop Grumman Corporation	5.05	11-15-2040	70,000	82,595
Precision Castparts Corporation	3.90	1-15-2043	140,000	150,634
Raytheon Technologies Corporation	7.20	8-15-2027	84,000	103,257
Textron Incorporated	4.30	3-1-2024	140,000	145,368
The Boeing Company	2.60	10-30-2025	300,000	298,468
The Boeing Company	3.20	3-1-2029	1,475,000	1,458,237
The Boeing Company	5.88	2-15-2040	186,000	215,389
United Technologies Corporation	3.75	11-1-2046	200,000	202,126
				4,280,211
Air freight & logistics: 0.34%
FedEx Corporation	4.90	1-15-2034	175,000	200,675
FedEx Corporation	5.10	1-15-2044	210,000	242,735
United Parcel Service Incorporated	6.20	1-15-2038	206,000	278,923
				722,333
Airlines: 0.09%
American Airlines Incorporated	3.20	12-15-2029	47,399	46,650
United Airlines Incorporated	4.30	2-15-2027	144,448	147,935
				194,585
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Commercial services & supplies: 0.13%
Republic Services Incorporated	2.90%	7-1-2026	$ 260,000	$ 263,659
Industrial conglomerates: 0.28%
Honeywell International Incorporated	3.35	12-1-2023	140,000	143,955
Honeywell International Incorporated	3.81	11-21-2047	405,000	445,457
				589,412
Machinery: 0.40%
Caterpillar Incorporated	4.75	5-15-2064	300,000	377,107
Deere & Company	5.38	10-16-2029	210,000	250,147
Dover Corporation	5.38	10-15-2035	140,000	164,517
Parker Hannifin Corporation	6.25	5-15-2038	42,000	53,757
				845,528
Road & rail: 1.52%
Burlington Northern Santa Fe LLC	3.00	3-15-2023	210,000	212,745
Burlington Northern Santa Fe LLC	3.40	9-1-2024	210,000	216,173
Burlington Northern Santa Fe LLC	4.55	9-1-2044	330,000	377,059
CSX Corporation	3.40	8-1-2024	278,000	286,495
Kansas City Southern	3.00	5-15-2023	51,000	51,499
Kansas City Southern	3.15	3-15-2023	140,000	141,725
Norfolk Southern Corporation	2.90	6-15-2026	250,000	255,875
Norfolk Southern Corporation	3.15	6-1-2027	300,000	309,882
Norfolk Southern Corporation	3.85	1-15-2024	140,000	144,493
Norfolk Southern Corporation	4.10	5-15-2121	150,000	144,018
Norfolk Southern Corporation	5.10	12-31-2049	80,000	90,712
Union Pacific Corporation	2.75	4-15-2023	200,000	202,206
Union Pacific Corporation	2.97	9-16-2062	175,000	150,724
Union Pacific Corporation	3.25	1-15-2025	175,000	180,176
Union Pacific Corporation	3.75	3-15-2024	140,000	144,798
Union Pacific Corporation	3.80	4-6-2071	285,000	287,175
				3,195,755
Trading companies & distributors: 0.25%
Air Lease Corporation	3.25	3-1-2025	200,000	201,181
W.W. Grainger Incorporated	4.60	6-15-2045	280,000	324,108
				525,289
Information technology: 7.50%
Communications equipment: 0.31%
Cisco Systems Incorporated	2.20	9-20-2023	300,000	302,197
Cisco Systems Incorporated	2.95	2-28-2026	340,000	352,751
				654,948
Electronic equipment, instruments & components: 0.34%
Corning Incorporated	5.45	11-15-2079	110,000	126,924
Corning Incorporated	5.75	8-15-2040	105,000	131,798
Dell International LLC	6.10	7-15-2027	230,000	264,892
Keysight Technologies Incorporated	4.55	10-30-2024	175,000	184,183
				707,797
IT services: 1.62%
Fiserv Incorporated	3.85	6-1-2025	210,000	218,476
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  13

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
IT services (continued)
IBM Corporation	3.38%	8-1-2023	$ 210,000	$ 215,232
IBM Corporation	7.00	10-30-2025	210,000	244,212
IBM Corporation	7.13	12-1-2096	230,000	376,455
IBM Corporation	3.00	5-15-2024	300,000	306,833
Mastercard Incorporated	3.50	2-26-2028	400,000	424,927
Mastercard Incorporated	3.95	2-26-2048	370,000	405,303
Visa Incorporated	2.75	9-15-2027	300,000	307,354
Visa Incorporated	2.05	4-15-2030	800,000	774,770
Western Union Company	6.20	11-17-2036	122,000	139,431
				3,412,993
Semiconductors & semiconductor equipment: 2.42%
Applied Materials Incorporated	5.85	6-15-2041	905,000	1,197,845
Broadcom Incorporated 144A	3.14	11-15-2035	600,000	555,730
Broadcom Incorporated	3.88	1-15-2027	1,020,000	1,062,023
Intel Corporation	2.60	5-19-2026	220,000	224,686
Intel Corporation	4.10	5-19-2046	300,000	319,439
Intel Corporation	4.25	12-15-2042	175,000	191,475
Intel Corporation	4.90	7-29-2045	230,000	274,506
Lam Research Corporation	4.88	3-15-2049	155,000	187,244
NVIDIA Corporation	2.85	4-1-2030	900,000	911,140
Texas Instruments Incorporated	2.25	5-1-2023	175,000	176,174
				5,100,262
Software: 2.03%
Microsoft Corporation	3.04	3-17-2062	740,000	706,235
Microsoft Corporation	5.20	6-1-2039	77,000	98,758
Oracle Corporation	3.40	7-8-2024	110,000	112,531
Oracle Corporation	3.85	4-1-2060	365,000	314,570
Oracle Corporation	4.30	7-8-2034	1,575,000	1,626,353
Salesforce.com Incorporated	3.05	7-15-2061	130,000	117,451
Salesforce.com Incorporated	3.70	4-11-2028	200,000	213,260
Vmware Incorporated	4.65	5-15-2027	1,000,000	1,082,895
				4,272,053
Technology hardware, storage & peripherals: 0.78%
Apple Incorporated	2.85	8-5-2061	440,000	390,912
Apple Incorporated	3.75	11-13-2047	400,000	427,364
Apple Incorporated	4.38	5-13-2045	350,000	400,102
Apple Incorporated	4.65	2-23-2046	345,000	418,595
				1,636,973
Materials: 2.27%
Chemicals: 1.37%
Dow Chemical Company	4.25	10-1-2034	175,000	189,311
Dow Chemical Company	5.25	11-15-2041	175,000	205,075
DuPont de Nemours Incorporated	4.73	11-15-2028	800,000	885,225
Eastman Chemical Company	4.80	9-1-2042	140,000	154,714
Ecolab Incorporated	2.70	11-1-2026	1,000,000	1,017,150
Praxair Incorporated	2.70	2-21-2023	105,000	106,082
The Sherwin-Williams Company	4.50	6-1-2047	205,000	224,865
Westlake Chemical Corporation	3.38	8-15-2061	125,000	103,995
				2,886,417
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Containers & packaging: 0.23%
International Paper Company	7.30%	11-15-2039	$ 175,000	$ 246,646
MeadWestvaco Corporation	7.95	2-15-2031	35,000	46,666
Packaging Corporation of America	3.65	9-15-2024	175,000	180,740
				474,052
Metals & mining: 0.60%
Newmont Mining Corporation	2.60	7-15-2032	1,180,000	1,120,396
Nucor Corporation	4.00	8-1-2023	132,000	135,505
				1,255,901
Paper & forest products: 0.07%
Georgia-Pacific LLC	8.00	1-15-2024	140,000	155,501
Real estate: 4.14%
Equity REITs: 4.14%
ACE INA Holdings Incorporated	2.70	3-13-2023	280,000	283,128
ACE INA Holdings Incorporated	3.35	5-15-2024	350,000	360,683
Alexandria Real Estate Equities Incorporated	4.70	7-1-2030	615,000	685,853
American Campus Communities Incorporated	3.75	4-15-2023	70,000	71,050
American Tower Corporation	4.00	6-1-2025	350,000	364,402
AvalonBay Communities Incorporated	3.45	6-1-2025	140,000	144,610
AvalonBay Communities Incorporated	4.20	12-15-2023	175,000	180,990
Boston Properties LP	2.75	10-1-2026	500,000	501,510
Boston Properties LP	3.80	2-1-2024	300,000	308,337
Equinix Incorporated	1.55	3-15-2028	1,100,000	1,010,932
Essex Portfolio LP	3.25	5-1-2023	70,000	70,940
Federal Realty Investment Trust	4.50	12-1-2044	175,000	190,053
HCP Incorporated	6.75	2-1-2041	95,000	132,757
Health Care REIT Incorporated	4.00	6-1-2025	210,000	219,856
Health Care REIT Incorporated	4.50	1-15-2024	140,000	145,798
Kimco Realty Corporation	2.80	10-1-2026	350,000	352,227
Mid-America Apartments LP	4.30	10-15-2023	35,000	35,956
Physicians Realty Trust	2.63	11-1-2031	1,380,000	1,294,275
Prologis LP	1.25	10-15-2030	1,100,000	969,905
Realty Income Corporation	4.60	2-6-2024	98,000	102,010
Realty Income Corporation	4.88	6-1-2026	119,000	129,288
Simon Property Group LP	3.30	1-15-2026	410,000	420,169
Simon Property Group LP	3.75	2-1-2024	175,000	180,340
Welltower Incorporated	4.95	9-1-2048	240,000	284,768
Weyerhaeuser Company	7.38	3-15-2032	200,000	270,713
				8,710,550
Utilities: 7.80%
Electric utilities: 6.49%
AGL Capital Corporation	4.40	6-1-2043	140,000	144,962
Alabama Power Company	3.55	12-1-2023	175,000	179,819
Appalachian Power Company	3.40	6-1-2025	175,000	180,411
Appalachian Power Company	4.45	6-1-2045	175,000	184,188
Appalachian Power Company	7.00	4-1-2038	70,000	93,909
Arizona Public Service Company	3.15	5-15-2025	105,000	107,307
Arizona Public Service Company	4.50	4-1-2042	70,000	73,823
Baltimore Gas & Electric Company	3.50	8-15-2046	50,000	49,601
Berkshire Hathaway Energy	3.65	4-15-2029	800,000	852,508
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  15

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Electric utilities (continued)
Berkshire Hathaway Energy	6.75%	12-30-2031	$ 105,000	$ 138,240
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	180,000	202,385
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	340,000	446,691
CenterPoint Energy Houston	4.50	4-1-2044	175,000	199,460
Commonwealth Edison Company	3.80	10-1-2042	70,000	72,606
Connecticut Light & Power Company	4.15	6-1-2045	227,000	246,569
Consolidated Edison Company of New York Incorporated Series 16-C	4.30	12-1-2056	30,000	31,454
Duke Energy Corporation	3.95	10-15-2023	140,000	143,683
Duke Energy Florida Incorporated	3.85	11-15-2042	165,000	166,743
Duke Energy Indiana Incorporated	4.90	7-15-2043	105,000	119,477
Duke Energy Indiana Incorporated	6.45	4-1-2039	45,000	59,273
Duke Energy Progress Incorporated	4.10	3-15-2043	105,000	110,057
Entergy Arkansas Incorporated	3.70	6-1-2024	175,000	180,791
Entergy Arkansas Incorporated	4.20	4-1-2049	280,000	303,894
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	84,000	90,697
Exelon Corporation	4.95	6-15-2035	140,000	156,461
Florida Power & Light Company	5.95	2-1-2038	224,000	289,926
Florida Power & Light Company	5.96	4-1-2039	175,000	229,443
Florida Power Corporation	5.65	4-1-2040	87,000	107,257
Interstate Power & Light Company	6.25	7-15-2039	21,000	27,956
Northeast Utilities	2.80	5-1-2023	122,000	123,088
Northern States Power Company of Minnesota	2.60	5-15-2023	105,000	105,661
Northern States Power Company of Minnesota	5.35	11-1-2039	713,000	893,123
NSTAR Electric Company	5.50	3-15-2040	70,000	87,179
Oglethorpe Power Corporation	5.95	11-1-2039	105,000	129,324
Ohio Edison Company	6.88	7-15-2036	175,000	237,334
Oncor Electric Delivery Company LLC	7.00	5-1-2032	122,000	161,810
Pacific Gas & Electric Company	2.50	2-1-2031	1,300,000	1,157,599
PacifiCorp	3.60	4-1-2024	175,000	180,687
PacifiCorp	4.10	2-1-2042	70,000	72,663
Potomac Electric Power Company	3.60	3-15-2024	175,000	179,804
PPL Electric Utilities	4.75	7-15-2043	105,000	121,320
PPL Electric Utilities	6.25	5-15-2039	31,000	41,136
Public Service Electric & Gas Company	2.38	5-15-2023	140,000	141,020
Public Service Electric & Gas Company	3.80	1-1-2043	140,000	142,374
Public Service Electric & Gas Company	3.95	5-1-2042	70,000	74,124
Public Service Electric & Gas Company	4.05	5-1-2048	165,000	176,314
Public Service Electric & Gas Company	5.80	5-1-2037	70,000	88,768
South Carolina Electric & Gas Company	5.10	6-1-2065	30,000	37,171
Southern California Edison Company	3.90	3-15-2043	105,000	101,418
Southern California Edison Company	5.35	7-15-2035	126,000	145,601
Southern California Edison Company	5.50	3-15-2040	140,000	161,922
Southern California Edison Company	6.00	1-15-2034	70,000	86,061
Southwestern Electric Power Company	6.20	3-15-2040	35,000	44,476
The Southern Company	0.60	2-26-2024	1,270,000	1,231,717
The Southern Company	2.95	7-1-2023	200,000	202,451
The Southern Company	4.40	7-1-2046	185,000	193,833
TXU Electric Delivery Company	7.25	1-15-2033	237,000	324,148
Union Electric Company	3.90	9-15-2042	175,000	182,360
Union Electric Company	8.45	3-15-2039	56,000	88,922
Virginia Electric & Power Company	3.10	5-15-2025	70,000	71,652
Virginia Electric & Power Company	4.20	5-15-2045	105,000	113,583
Virginia Electric & Power Company	4.45	2-15-2044	105,000	116,627
Virginia Electric & Power Company	6.00	1-15-2036	70,000	88,557
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Electric utilities (continued)
Westar Energy Incorporated	4.10%	4-1-2043	$ 210,000	$ 221,089
Wisconsin Electric Power Company	5.63	5-15-2033	70,000	84,375
Wisconsin Electric Power Company	5.70	12-1-2036	105,000	130,141
XCEL Energy Incorporated	3.40	6-1-2030	700,000	722,839
				13,651,862
Gas utilities: 0.47%
Atmos Energy Corporation	4.13	10-15-2044	245,000	255,084
Atmos Energy Corporation	5.50	6-15-2041	42,000	50,913
CenterPoint Energy Resources Corporation	5.85	1-15-2041	77,000	95,503
National Fuel Gas Company	3.75	3-1-2023	218,000	220,680
One Gas Incorporated	3.61	2-1-2024	70,000	71,632
One Gas Incorporated	4.66	2-1-2044	150,000	169,861
Piedmont Natural Gas Company	4.65	8-1-2043	35,000	39,276
Southern California Gas Company	5.13	11-15-2040	70,000	83,504
				986,453
Multi-utilities: 0.74%
Ameren Illinois Company	3.70	12-1-2047	165,000	170,002
Black Hills Corporation	4.25	11-30-2023	210,000	217,180
Consumers Energy Company	3.95	5-15-2043	140,000	150,228
Consumers Energy Company	4.05	5-15-2048	290,000	313,551
Dominion Resources Incorporated	5.95	6-15-2035	157,000	189,567
Puget Energy Incorporated	3.65	5-15-2025	140,000	144,782
Sempra Energy	3.25	6-15-2027	300,000	306,502
Sempra Energy	4.00	2-1-2048	70,000	70,321
				1,562,133
Water utilities: 0.10%
American Water Capital Corporation	3.40	3-1-2025	210,000	216,922
Total Corporate bonds and notes (Cost $166,554,062)				164,546,039
Yankee corporate bonds and notes: 18.48%
Communication services: 1.04%
Diversified telecommunication services: 0.54%
Bell Canada Company	4.46	4-1-2048	305,000	333,084
Orange SA	5.50	2-6-2044	200,000	248,586
Telefonica Emisiones SA	4.90	3-6-2048	150,000	157,578
Telefonica Europe BV	8.25	9-15-2030	294,000	396,526
				1,135,774
Wireless telecommunication services: 0.50%
America Movil SAB de CV	4.38	4-22-2049	100,000	110,181
Rogers Communications Incorporated	3.70	11-15-2049	105,000	93,869
Vodafone Group plc	4.38	2-19-2043	350,000	355,788
Vodafone Group plc	6.25	11-30-2032	210,000	257,380
Vodafone Group plc	7.88	2-15-2030	175,000	230,261
				1,047,479
Consumer discretionary: 1.22%
Auto components: 0.09%
Magna International Incorporated	4.15	10-1-2025	175,000	185,466
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  17

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Hotels, restaurants & leisure: 0.19%
Sands China Limited	5.13%	8-8-2025	$ 400,000	$ 395,920
Internet & direct marketing retail: 0.94%
Alibaba Group Holding Limited	3.25	2-9-2061	200,000	155,771
Alibaba Group Holding Limited	3.40	12-6-2027	800,000	811,993
Alibaba Group Holding Limited	3.60	11-28-2024	1,000,000	1,026,041
				1,993,805
Consumer staples: 0.18%
Beverages: 0.18%
Diageo Capital plc	2.63	4-29-2023	210,000	212,139
Diageo Capital plc	5.88	9-30-2036	122,000	159,719
				371,858
Energy: 2.28%
Oil, gas & consumable fuels: 2.28%
BP Capital Markets plc	3.81	2-10-2024	350,000	362,781
Canadian Natural Resources Limited	3.85	6-1-2027	200,000	208,590
Canadian Natural Resources Limited	3.90	2-1-2025	210,000	217,979
Canadian Natural Resources Limited	4.95	6-1-2047	110,000	124,025
Cenovus Energy Incorporated	5.38	7-15-2025	1,000,000	1,082,995
Husky Energy Incorporated	6.80	9-15-2037	70,000	88,621
Petro-Canada	5.95	5-15-2035	140,000	169,149
Shell International Finance BV	2.88	5-10-2026	230,000	236,501
Shell International Finance BV	3.25	5-11-2025	350,000	363,056
Shell International Finance BV	3.63	8-21-2042	730,000	735,571
Suncor Energy Incorporated	5.95	12-1-2034	52,000	62,140
Total Capital Canada Limited	2.75	7-15-2023	245,000	248,875
Total Capital International SA	3.39	6-29-2060	105,000	97,228
Total Capital International SA	3.75	4-10-2024	350,000	363,222
TransCanada PipeLines Limited	3.75	10-16-2023	175,000	179,350
TransCanada PipeLines Limited	6.10	6-1-2040	210,000	264,872
				4,804,955
Financials: 9.71%
Banks: 7.99%
Banco Santander SA	2.75	12-3-2030	200,000	182,262
Bank of Nova Scotia	4.50	12-16-2025	500,000	532,788
Barclays plc	4.38	1-12-2026	200,000	210,720
Barclays plc (3 Month LIBOR +1.90%) ±	4.97	5-16-2029	1,100,000	1,191,239
Barclays plc	5.25	8-17-2045	200,000	234,401
BNP Paribas	4.25	10-15-2024	1,400,000	1,460,385
Cooperatieve Rabobank UA	3.75	7-21-2026	780,000	804,232
Deutsche Bank	3.95	2-27-2023	1,100,000	1,117,330
HSBC Holdings plc (U.S. SOFR +0.53%) ±	0.73	8-17-2024	400,000	391,284
HSBC Holdings plc (U.S. SOFR +0.71%) ±	0.98	5-24-2025	400,000	386,631
HSBC Holdings plc (U.S. SOFR +1.19%) ±	2.80	5-24-2032	400,000	377,592
HSBC Holdings plc (3 Month LIBOR +1.53%) ±	4.58	6-19-2029	400,000	425,564
HSBC Holdings plc	4.95	3-31-2030	400,000	442,462
ING Banking Group plc	4.55	10-2-2028	900,000	977,422
Lloyds Banking Group plc	4.55	8-16-2028	900,000	971,125
Lloyds Banking Group plc	4.58	12-10-2025	250,000	262,699
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Mitsubishi UFJ Financial Group Incorporated	3.68%	2-22-2027	$ 200,000	$ 209,265
Mitsubishi UFJ Financial Group Incorporated	4.05	9-11-2028	600,000	638,060
Mizuho Financial Group	3.17	9-11-2027	600,000	610,457
National Australia Bank Limited	2.50	7-12-2026	800,000	810,958
Natwest Group plc	3.88	9-12-2023	300,000	307,253
Royal Bank of Canada	0.43	1-19-2024	125,000	121,507
Royal Bank of Canada	4.65	1-27-2026	700,000	753,857
Royal Bank of Scotland Group plc	4.80	4-5-2026	400,000	428,863
Sumitomo Mitsui Financial Group	3.01	10-19-2026	655,000	665,609
Toronto Dominion Bank	3.50	7-19-2023	300,000	307,827
Toronto Dominion Bank (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +2.21%) ±	3.63	9-15-2031	790,000	814,665
Westpac Banking Corporation	2.15	6-3-2031	305,000	290,586
Westpac Banking Corporation (5 Year Treasury Constant Maturity +1.75%) ±	2.67	11-15-2035	180,000	163,028
Westpac Banking Corporation	2.85	5-13-2026	700,000	718,187
				16,808,258
Capital markets: 0.56%
Credit Suisse Group Funding Limited	4.55	4-17-2026	950,000	1,003,192
Invesco Finance plc	4.00	1-30-2024	175,000	180,688
				1,183,880
Consumer finance: 0.07%
Vale Overseas Limited Company	3.75	7-8-2030	150,000	148,425
Diversified financial services: 0.80%
AerCap Ireland Capital	3.30	1-30-2032	150,000	142,406
AerCap Ireland Capital	3.65	7-21-2027	300,000	304,876
Brookfield Finance Incorporated	4.25	6-2-2026	200,000	213,727
GE Capital International Funding Company	3.37	11-15-2025	550,000	566,638
Ingersoll-Rand Finance SA	4.50	3-21-2049	130,000	143,509
Medtronic Global Holdings Company	3.35	4-1-2027	300,000	313,053
				1,684,209
Insurance: 0.29%
Aon plc	3.88	12-15-2025	405,000	422,946
XLIT Limited	5.25	12-15-2043	140,000	177,536
				600,482
Health care: 1.53%
Health care equipment & supplies: 0.00%
DH Europe Finance II	3.40	11-15-2049	10,000	9,800
Pharmaceuticals: 1.53%
AstraZeneca plc	3.38	11-16-2025	500,000	520,428
AstraZeneca plc	4.38	11-16-2045	200,000	227,938
Royalty Pharma Company	2.20	9-2-2030	725,000	657,843
Shire Acquisitions Investments Ireland Designated Activity Company	2.88	9-23-2023	1,215,000	1,230,660
Shire plc	3.20	9-23-2026	560,000	574,791
				3,211,660
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  19

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Industrials: 1.20%
Building products: 0.35%
Johnson Control International plc	1.75%	9-15-2030	$ 800,000	$ 729,061
Professional services: 0.16%
Thomson Reuters Corporation	4.30	11-23-2023	210,000	217,140
Thomson Reuters Corporation	5.85	4-15-2040	94,000	121,477
				338,617
Road & rail: 0.69%
Canadian National Railway Company	3.65	2-3-2048	100,000	102,398
Canadian National Railway Company	6.20	6-1-2036	140,000	182,231
Canadian Pacific Railway Company	4.45	3-15-2023	140,000	143,214
Canadian Pacific Railway Company	5.95	5-15-2037	810,000	1,030,923
				1,458,766
Information technology: 0.45%
Technology hardware, storage & peripherals: 0.45%
NXP BV 144A	4.30	6-18-2029	900,000	958,791
Materials: 0.87%
Chemicals: 0.41%
LyondellBasell Industries NV	4.63	2-26-2055	350,000	367,359
Nutrien Limited	5.00	4-1-2049	295,000	356,031
Nutrien Limited	6.13	1-15-2041	115,000	146,346
				869,736
Metals & mining: 0.25%
Rio Tinto Finance (USA) Limited	4.13	8-21-2042	175,000	190,989
Southern Copper Corporation	5.25	11-8-2042	285,000	331,811
				522,800
Paper & forest products: 0.21%
Suzano Austria GmbH	6.00	1-15-2029	400,000	438,004
Total Yankee corporate bonds and notes (Cost $39,060,899)				38,897,746

		Yield	Shares
Short-term investments: 2.38%
Investment companies: 2.38%
Allspring Government Money Market Fund Select Class ♠∞		0.03	5,000,151	5,000,151
Total Short-term investments (Cost $5,000,151)				5,000,151
Total investments in securities (Cost $210,615,112)	99.06%			208,443,936
Other assets and liabilities, net	0.94			1,975,071
Total net assets	100.00%			$210,419,007

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

20  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—February 28, 2022

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$877,655	$60,791,186	$(56,668,690)	$0	$0	$5,000,151	5,000,151	$488
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  21

Statement of assets and liabilities—February 28, 2022

Assets
Investments in unaffiliated securities, at value (cost $205,614,961)	$ 203,443,785
Investments in affiliated securities, at value (cost $5,000,151)	5,000,151
Receivable for interest	2,031,295
Receivable from adviser	2,202
Prepaid expenses and other assets	3,600
Total assets	210,481,033
Liabilities
Professional fees payable	48,406
Interest holder report expenses payable	6,173
Trustees’ fees and expenses payable	3,240
Accrued expenses and other liabilities	4,207
Total liabilities	62,026
Total net assets	$210,419,007
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Investment Grade Corporate Bond Portfolio

Statement of operations—year ended February 28, 2022

Investment income
Interest	$ 6,751,873
Income from affiliated securities	488
Total investment income	6,752,361
Expenses
Advisory fee	112,602
Custody and accounting fees	14,900
Professional fees	54,972
Interest holder report expenses	15,380
Trustees’ fees and expenses	20,121
Other fees and expenses	12,838
Total expenses	230,813
Less: Fee waivers and/or expense reimbursements	(106,951)
Net expenses	123,862
Net investment income	6,628,499
Realized and unrealized gains (losses) on investments
Net realized gains on investments	5,904,063
Net change in unrealized gains (losses) on investments	(20,234,065)
Net realized and unrealized gains (losses) on investments	(14,330,002)
Net decrease in net assets resulting from operations	$ (7,701,503)
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  23

Statement of changes in net assets

	Year ended February 28, 2022	Year ended February 28, 2021
Operations
Net investment income	$ 6,628,499	$ 7,098,310
Net realized gains on investments	5,904,063	5,454,647
Net change in unrealized gains (losses) on investments	(20,234,065)	(8,090,410)
Net increase (decrease) in net assets resulting from operations	(7,701,503)	4,462,547
Capital transactions
Transactions in investors’ beneficial interests
Contributions	41,021,656	58,677,235
Withdrawals	(52,684,124)	(95,272,661)
Net decrease in net assets resulting from capital transactions	(11,662,468)	(36,595,426)
Total decrease in net assets	(19,363,971)	(32,132,879)
Net assets
Beginning of period	229,782,978	261,915,857
End of period	$210,419,007	$229,782,978
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Investment Grade Corporate Bond Portfolio

Financial highlights
	Year ended February 28
	2022	2021	2020 [1]	2019	2018 [2]
Total return[3]	(3.73)%	2.46%	15.72%	2.29%	(0.12)%
Ratios to average net assets (annualized)
Gross expenses	0.10%	0.10%	0.10%	0.09%	0.08%
Net expenses	0.06% *	0.06% *	0.07%	0.08%	0.08%
Net investment income	2.94%	3.24%	3.59%	3.74%	3.48%
Supplemental data
Portfolio turnover rate	46%	37%	18%	25%	61%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Year ended February 28, 2022	0.04%
Year ended February 28, 2021	0.04%

[1]	Year ended February 29
[2]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Investment Grade Corporate Bond Portfolio  |  25

Notes to financial statements
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Investment Grade Corporate Bond Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Portfolio changed their names to "Allspring", including Allspring Funds Management, LLC, the adviser to the Portfolio, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC. Consummation of the transaction resulted in a new advisory agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.

26  |  Allspring Investment Grade Corporate Bond Portfolio

Notes to financial statements
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2022, the aggregate cost of all investments for federal income tax purposes was $210,911,637 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 5,737,270
Gross unrealized losses	(8,204,971)
Net unrealized losses	$(2,467,701)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$ 0	$ 164,546,039	$0	$ 164,546,039
Yankee corporate bonds and notes	0	38,897,746	0	38,897,746
Short-term investments
Investment companies	5,000,151	0	0	5,000,151
Total assets	$5,000,151	$203,443,785	$0	$208,443,936
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2022, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence

Allspring Investment Grade Corporate Bond Portfolio  |  27

Notes to financial statements
Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the year ended February 28, 2022, the advisory fee was equivalent to an annual rate of 0.05% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.04% and declining to 0.03% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2022 were $102,640,208 and $107,473,184, respectively.
6. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended February 28, 2022, there were no borrowings by the Portfolio under the agreement.
7. CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the financials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

28  |  Allspring Investment Grade Corporate Bond Portfolio

Notes to financial statements
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Investment Grade Corporate Bond Portfolio  |  29

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Investment Grade Corporate Bond Portfolio (formerly, Wells Fargo Investment Grade Corporate Bond Portfolio) (the Portfolio), one of the portfolios constituting Allspring Master Trust (formerly, Wells Fargo Master Trust), including the portfolio of investments, as of February 28, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the four-year period then ended and the period from May 23, 2017 (commencement of operations) to February 28, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period from May 23, 2017 to February 28, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2022, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
April 28, 2022

30  |  Allspring Investment Grade Corporate Bond Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Investment Grade Corporate Bond Portfolio  |  31

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 138 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Investment Grade Corporate Bond Portfolio  |  33

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

34  |  Allspring Investment Grade Corporate Bond Portfolio

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.

Annual Report
February 28, 2022
Allspring Strategic Retirement
Bond Portfolio

Allspring Strategic Retirement Bond Portfolio  |  1

Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

2  |  Allspring Strategic Retirement Bond Portfolio

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Portfolio information (unaudited)
Investment objective	The Portfolio seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index † and 50% to the Bloomberg U.S. Government Intermediate Bond Index††, before fees and expenses.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Janet S. Rilling, CFA®‡, CPA, Michal Stanczyk
Ten largest holdings (%) as of February 28, 2022[1]
TIPS, 0.63%, 4-15-2023	5.49
TIPS, 0.13%, 7-15-2026	5.10
TIPS, 2.00%, 1-15-2026	4.21
TIPS, 0.13%, 1-15-2030	3.45
TIPS, 3.88%, 4-15-2029	3.15
TIPS, 0.88%, 1-15-2029	2.92
TIPS, 0.38%, 7-15-2027	2.70
TIPS, 0.38%, 1-15-2027	2.61
TIPS, 0.63%, 1-15-2024	2.59
TIPS, 0.50%, 4-15-2024	2.56
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of February 28, 2022[1]
[1]	Figures represent the percentage of the Portfolio's long-term investments. These amounts are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
†	The Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index measures the performance of the U.S. Treasury Inflation-Protected Securities (TIPS) market with maturities of more than 1 year and less than 10 years. Federal Reserve holdings of U.S. TIPS are not index-eligible and are excluded from the face amount outstanding of each bond in the index. You cannot invest directly in an index.
††	The Bloomberg U.S. Government Intermediate Bond Index is an unmanaged index composed of U.S. government securities with maturities in the 1- to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.

4  |  Allspring Strategic Retirement Bond Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.52%
FHLB	0.80%	3-4-2026	$ 75,000	$ 72,430
FHLB	2.13	6-9-2023	35,000	35,365
FHLB	2.50	2-13-2024	10,000	10,200
FHLB	2.75	12-13-2024	20,000	20,592
FHLB	3.25	6-9-2023	50,000	51,256
FHLB	3.25	11-16-2028	200,000	216,114
FNMA	0.38	7-21-2025	95,000	90,807
FNMA	0.38	8-25-2025	60,000	57,208
FNMA	1.88	9-24-2026	135,000	135,575
FNMA	2.13	4-24-2026	28,000	28,373
FNMA	2.63	9-6-2024	100,000	102,517
FNMA	2.88	9-12-2023	175,000	178,937
Total Agency securities (Cost $1,012,982)				999,374
U.S. Treasury securities: 97.78%
TIPS	0.13	7-15-2024	32,873	34,975
TIPS	0.13	10-15-2024	1,244,100	1,323,606
TIPS	0.13	10-15-2025	633,890	677,619
TIPS	0.13	7-15-2026	3,130,796	3,361,937
TIPS	0.13	1-15-2030	2,091,194	2,273,479
TIPS	0.13	7-15-2030	462,098	505,068
TIPS	0.13	1-15-2031	1,028,064	1,123,762
TIPS	0.13	7-15-2031	1,315,739	1,445,129
TIPS	0.25	1-15-2025	35,309	37,648
TIPS	0.25	7-15-2029	16,347	17,943
TIPS	0.38	7-15-2023	1,359,605	1,437,464
TIPS	0.38	7-15-2025	41,144	44,346
TIPS	0.38	1-15-2027	1,586,819	1,723,155
TIPS	0.38	7-15-2027	1,629,657	1,780,877
TIPS	0.50	4-15-2024	1,586,134	1,687,498
TIPS	0.50	1-15-2028	1,497,462	1,645,366
TIPS	0.63	4-15-2023	3,445,492	3,616,690
TIPS	0.63	1-15-2024	1,608,134	1,709,176
TIPS	0.63	1-15-2026	64,527	70,166
TIPS	0.75	7-15-2028	1,299,367	1,459,783
TIPS	0.88	1-15-2029	1,694,686	1,925,587
TIPS	2.00	1-15-2026	2,429,872	2,776,033
TIPS	2.38	1-15-2025	1,292,576	1,460,106
TIPS	2.38	1-15-2027	1,275,909	1,517,335
TIPS	2.50	1-15-2029	1,071,205	1,342,144
TIPS	3.63	4-15-2028	17,236	22,437
TIPS	3.88	4-15-2029	1,526,184	2,078,651
U.S. Treasury Bond	6.13	11-15-2027	215,000	265,777
U.S. Treasury Bond	6.13	8-15-2029	115,000	149,819
U.S. Treasury Bond	6.38	8-15-2027	125,000	154,985
U.S. Treasury Bond	6.88	8-15-2025	20,000	23,513
U.S. Treasury Note	0.13	7-15-2023	1,135,000	1,117,532
U.S. Treasury Note	0.13	8-31-2023	505,000	496,064
U.S. Treasury Note	0.25	7-31-2025	470,000	447,565
U.S. Treasury Note	0.38	8-15-2024	1,105,000	1,073,231
U.S. Treasury Note	0.38	7-31-2027	185,000	171,754
U.S. Treasury Note	0.50	6-30-2027	320,000	299,450
U.S. Treasury Note	0.50	8-31-2027	10,000	9,330
U.S. Treasury Note	0.63	10-15-2024	240,000	234,019
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Retirement Bond Portfolio  |  5

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	0.63%	5-15-2030	$ 30,000	$ 27,263
U.S. Treasury Note	0.63	8-15-2030	45,000	40,779
U.S. Treasury Note	0.75	3-31-2026	505,000	485,372
U.S. Treasury Note	0.88	11-15-2030	1,135,000	1,048,501
U.S. Treasury Note	1.00	7-31-2028	630,000	598,623
U.S. Treasury Note	1.13	2-15-2031	915,000	862,066
U.S. Treasury Note	1.25	7-31-2023	488,000	487,771
U.S. Treasury Note	1.25	4-30-2028	825,000	798,252
U.S. Treasury Note	1.38	8-31-2023	490,000	490,249
U.S. Treasury Note	1.38	9-30-2023	339,000	339,119
U.S. Treasury Note	1.38	8-31-2026	380,000	373,855
U.S. Treasury Note	1.38	10-31-2028	505,000	490,501
U.S. Treasury Note	1.50	8-15-2026	325,000	321,547
U.S. Treasury Note	1.50	11-30-2028	585,000	572,752
U.S. Treasury Note	1.50	2-15-2030	475,000	463,979
U.S. Treasury Note	1.63	10-31-2023	486,000	487,841
U.S. Treasury Note	1.63	2-15-2026	663,000	660,099
U.S. Treasury Note	1.63	11-30-2026	410,000	407,694
U.S. Treasury Note	1.75	11-15-2029	85,000	84,724
U.S. Treasury Note	1.88	8-31-2024	160,000	161,181
U.S. Treasury Note	1.88	7-31-2026	20,000	20,103
U.S. Treasury Note	2.00	4-30-2024	10,000	10,102
U.S. Treasury Note	2.00	5-31-2024	269,000	271,785
U.S. Treasury Note	2.00	6-30-2024	185,000	186,944
U.S. Treasury Note	2.00	2-15-2025	597,000	603,203
U.S. Treasury Note	2.00	8-15-2025	645,000	651,324
U.S. Treasury Note	2.00	11-15-2026	520,000	525,789
U.S. Treasury Note	2.13	2-29-2024	378,000	382,828
U.S. Treasury Note	2.13	3-31-2024	500,000	506,387
U.S. Treasury Note	2.25	12-31-2023	472,000	478,896
U.S. Treasury Note	2.25	1-31-2024	474,000	481,147
U.S. Treasury Note	2.25	4-30-2024	235,000	238,654
U.S. Treasury Note	2.25	10-31-2024	490,000	498,269
U.S. Treasury Note	2.25	2-15-2027	485,000	496,443
U.S. Treasury Note	2.25	8-15-2027	480,000	491,869
U.S. Treasury Note	2.25	11-15-2027	650,000	665,996
U.S. Treasury Note	2.38	8-15-2024	500,000	509,570
U.S. Treasury Note	2.50	5-15-2024	455,000	464,544
U.S. Treasury Note	2.63	12-31-2023	375,000	383,071
U.S. Treasury Note	2.63	3-31-2025	345,000	355,094
U.S. Treasury Note	2.63	1-31-2026	445,000	459,984
U.S. Treasury Note	2.63	2-15-2029	85,000	89,456
U.S. Treasury Note	2.75	8-31-2023	15,000	15,314
U.S. Treasury Note	2.75	11-15-2023	16,000	16,363
U.S. Treasury Note	2.75	2-15-2024	585,000	599,579
U.S. Treasury Note	2.75	8-31-2025	325,000	336,426
U.S. Treasury Note	2.75	2-15-2028	520,000	548,011
U.S. Treasury Note	2.88	4-30-2025	470,000	487,386
U.S. Treasury Note	2.88	5-31-2025	490,000	508,279
U.S. Treasury Note	2.88	11-30-2025	125,000	130,220
U.S. Treasury Note	2.88	5-15-2028	645,000	685,010
U.S. Treasury Note	3.13	11-15-2028	765,000	827,425
U.S. Treasury Note	6.00	2-15-2026	146,000	170,238
U.S. Treasury Note	6.50	11-15-2026	30,000	36,438
The accompanying notes are an integral part of these financial statements.

6  |  Allspring Strategic Retirement Bond Portfolio

Portfolio of investments—February 28, 2022

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	6.63%	2-15-2027	$ 235,000	$ 289,068
U.S. Treasury Note	6.75	8-15-2026	220,000	267,205
Total U.S. Treasury securities (Cost $63,442,186)				64,431,607

		Yield	Shares
Short-term investments: 0.50%
Investment companies: 0.50%
Allspring Government Money Market Fund Select Class ♠∞		0.03	331,202	331,202
Total Short-term investments (Cost $331,202)				331,202
Total investments in securities (Cost $64,786,370)	99.80%			65,762,183
Other assets and liabilities, net	0.20			130,058
Total net assets	100.00%			$65,892,241

♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
TIPS	Treasury Inflation-Protected Securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$671,302	$26,021,388	$(26,361,488)	$0	$0	$331,202	331,202	$205
The accompanying notes are an integral part of these financial statements.

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Statement of assets and liabilities—February 28, 2022

Assets
Investments in unaffiliated securities, at value (cost $64,455,168)	$ 65,430,981
Investments in affiliated securities, at value (cost $331,202)	331,202
Receivable for interest	154,033
Receivable from adviser	7,920
Prepaid expenses and other assets	1,693
Total assets	65,925,829
Liabilities
Professional fees payable	24,592
Interest holder report expenses payable	4,330
Trustees’ fees and expenses payable	2,150
Accrued expenses and other liabilities	2,516
Total liabilities	33,588
Total net assets	$65,892,241
The accompanying notes are an integral part of these financial statements.

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Statement of operations—year ended February 28, 2022

Investment income
Interest	$ 4,686,857
Income from affiliated securities	205
Total investment income	4,687,062
Expenses
Advisory fee	71,499
Custody and accounting fees	9,883
Professional fees	52,904
Interest holder report expenses	9,761
Trustees’ fees and expenses	20,121
Other fees and expenses	8,698
Total expenses	172,866
Less: Fee waivers and/or expense reimbursements	(82,777)
Net expenses	90,089
Net investment income	4,596,973
Realized and unrealized gains (losses) on investments
Net realized gains on investments	79,947
Net change in unrealized gains (losses) on investments	(2,573,630)
Net realized and unrealized gains (losses) on investments	(2,493,683)
Net increase in net assets resulting from operations	$ 2,103,290
The accompanying notes are an integral part of these financial statements.

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Statement of changes in net assets

	Year ended February 28, 2022	Year ended February 28, 2021
Operations
Net investment income	$ 4,596,973	$ 933,425
Net realized gains on investments	79,947	1,078,112
Net change in unrealized gains (losses) on investments	(2,573,630)	620,830
Net increase in net assets resulting from operations	2,103,290	2,632,367
Capital transactions
Transactions in investors’ beneficial interests
Contributions	19,610,330	110,512,241
Withdrawals	(110,936,963)	(33,932,360)
Net increase (decrease) in net assets resulting from capital transactions	(91,326,633)	76,579,881
Total increase (decrease) in net assets	(89,223,343)	79,212,248
Net assets
Beginning of period	155,115,584	75,903,336
End of period	$ 65,892,241	$155,115,584
The accompanying notes are an integral part of these financial statements.

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Financial highlights
	Year ended February 28
	2022	2021	2020 [1]	2019	2018 [2]
Total return[3]	1.82%	3.73%	7.75%	2.47%	(1.40)%
Ratios to average net assets (annualized)
Gross expenses	0.12%	0.15%	0.18%	0.16%	0.17%
Net expenses	0.06% *	0.07% *	0.11%	0.14%	0.17%
Net investment income	3.21%	1.01%	2.27%	2.23%	1.45%
Supplemental data
Portfolio turnover rate	27%	44%	41%	23%	193%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Year ended February 28, 2022	0.06%
Year ended February 28, 2021	0.08%

[1]	Year ended February 29
[2]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Retirement Bond Portfolio  |  11

Notes to financial statements
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Strategic Retirement Bond Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Portfolio changed their names to "Allspring", including Allspring Funds Management, LLC, the adviser to the Portfolio, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC. Consummation of the transaction resulted in a new advisory agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

12  |  Allspring Strategic Retirement Bond Portfolio

Notes to financial statements
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2022, the aggregate cost of all investments for federal income tax purposes was $64,874,612 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,499,012
Gross unrealized losses	(611,441)
Net unrealized gains	$ 887,571
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 999,374	$0	$ 999,374
U.S. Treasury securities	64,431,607	0	0	64,431,607
Short-term investments
Investment companies	331,202	0	0	331,202
Total assets	$64,762,809	$999,374	$0	$65,762,183
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2022, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence

Allspring Strategic Retirement Bond Portfolio  |  13

Notes to financial statements
Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the year ended February 28, 2022, the advisory fee was equivalent to an annual rate of 0.05% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.04% and declining to 0.03% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments in U.S. government obligations, excluding short-term securities, for the year ended February 28, 2022 were $37,048,805 and $126,817,902, respectively.
6. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended February 28, 2022, there were no borrowings by the Portfolio under the agreement.
7. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
8. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

14  |  Allspring Strategic Retirement Bond Portfolio

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Strategic Retirement Bond Portfolio (formerly, Wells Fargo Strategic Retirement Bond Portfolio) (the Portfolio), one of the portfolios constituting Allspring Master Trust (formerly, Wells Fargo Master Trust), including the portfolio of investments, as of February 28, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the four-year period then ended and the period from May 23, 2017 (commencement of operations) to February 28, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period from May 23, 2017 to February 28, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2022, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
April 28, 2022

Allspring Strategic Retirement Bond Portfolio  |  15

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

16  |  Allspring Strategic Retirement Bond Portfolio

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 138 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Strategic Retirement Bond Portfolio  |  17

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

18  |  Allspring Strategic Retirement Bond Portfolio

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Strategic Retirement Bond Portfolio  |  19

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.

Annual Report
February 28, 2022
Allspring U.S. REIT Portfolio

Allspring U.S. REIT Portfolio  |  1

Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

2  |  Allspring U.S. REIT Portfolio

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Portfolio information (unaudited)
Investment objective	The Portfolio seeks to replicate the total return of the Dow Jones U.S. Select REIT Index†, before fees and expenses.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio manager	Petros N. Bocray, CFA®‡FRM
Ten largest holdings (%) as of February 28, 2022[1]
Prologis Incorporated	10.48
Public Storage Incorporated	5.26
Simon Property Group Incorporated	4.39
Digital Realty Trust Incorporated	3.72
Realty Income Corporation	3.63
Welltower Incorporated	3.52
AvalonBay Communities Incorporated	3.24
Equity Residential	2.83
Alexandria Real Estate Equities Incorporated	2.59
Extra Space Storage Incorporated	2.45
[1]	Figures represent the percentage of the Portfolio's net assets. Holdings are subject to change and may have changed since the date specified.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
†	The Dow Jones U.S. Select REIT Index tracks the performance of publicly traded REITs and REIT-like securities and is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. You cannot invest directly in an index.

4  |  Allspring U.S. REIT Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Common stocks: 99.38%
Real estate: 99.38%
Equity REITs: 99.38%
Acadia Realty Trust	2,105	$ 45,131
Agree Realty Corporation	1,660	106,489
Alexandria Real Estate Equities Incorporated	3,357	635,810
American Assets Trust Incorporated	1,252	45,773
American Campus Communities Incorporated	3,313	178,273
American Homes 4 Rent Class A	6,754	256,720
Americold Realty Trust	6,351	169,699
Apartment Income Corporation REIT	3,737	192,867
Apartment Investment & Management Company Class A †	3,624	25,875
Apple Hospitality REIT Incorporated	5,056	89,441
Ashford Hospitality Trust Incorporated †	774	6,664
AvalonBay Communities Incorporated	3,328	794,028
Boston Properties Incorporated	3,384	413,897
Brandywine Realty Trust	4,073	54,293
Brixmor Property Group Incorporated	7,071	177,624
Broadstone Net Lease Incorporated REIT	3,839	83,153
Camden Property Trust	2,434	401,878
CareTrust REIT Incorporated	2,309	40,408
Centerspace REIT	340	31,957
Chatham Lodging Trust †	1,160	15,950
City Office REIT Incorporated	1,036	17,840
Community Healthcare Trust Incorporated	558	23,269
Corporate Office Properties Trust	2,673	70,059
Cousins Properties Incorporated	3,540	136,750
CubeSmart	5,161	248,812
DiamondRock Hospitality †	5,014	47,884
Digital Realty Trust Incorporated	6,757	911,654
Diversified Healthcare Trust	5,690	16,387
Douglas Emmett Incorporated	4,178	132,443
Duke Realty Corporation	9,068	480,604
Easterly Government Properties Incorporated	2,050	42,681
EastGroup Properties Incorporated	969	184,846
Empire State Realty Trust Incorporated Class A	3,366	31,842
EPR Properties	1,781	88,694
Equity Commonwealth †	2,878	76,468
Equity Lifestyle Properties Incorporated	4,069	303,629
Equity Residential	8,125	693,063
Essential Properties Realty	2,894	73,160
Essex Property Trust Incorporated	1,550	491,614
Extra Space Storage Incorporated	3,188	599,822
Federal Realty Investment Trust	1,667	196,006
First Industrial Realty Trust Incorporated	3,102	178,613
Four Corners Property Trust Incorporated	1,841	48,566
Franklin Street Properties Corporation	2,262	13,074
Getty Realty Corporation	938	25,842
Global Medical REIT Incorporated	1,436	22,545
Global Net Lease Incorporated	2,465	35,028
Healthcare Realty Trust Incorporated	3,512	91,593
Healthcare Trust of America Incorporated Class A	5,257	154,503
Healthpeak Properties Incorporated	12,835	398,655
Hersha Hospitality Trust †	785	7,246
Highwoods Properties Incorporated	2,484	108,302
The accompanying notes are an integral part of these financial statements.

Allspring U.S. REIT Portfolio  |  5

Portfolio of investments—February 28, 2022

	Shares	Value
Equity REITs (continued)
Host Hotels & Resorts Incorporated †	17,001	$ 310,608
Hudson Pacific Properties Incorporated	3,629	95,806
Independence Realty Trust Incorporated	2,488	62,872
Industrial Logistics Properties Trust	1,557	34,830
Innovative Industrial Properties Incorporated	513	96,680
Invitation Homes Incorporated	14,209	537,100
JBG Smith Properties	2,717	72,490
Kilroy Realty Corporation	2,494	178,620
Kimco Realty Corporation	14,677	345,350
Kite Realty Group Trust	5,214	114,343
Lexington Corporate Properties Trust	6,733	104,092
Life Storage Incorporated	1,953	247,230
LTC Properties Incorporated	936	31,665
Medical Properties Trust Incorporated	14,198	288,787
Mid-America Apartment Communities Incorporated	2,741	560,836
National Health Investors Incorporated	1,091	58,161
National Retail Properties Incorporated	4,181	178,152
National Storage Affiliates Trust	1,950	113,627
Netstreit Corporation REIT	942	20,856
NexPoint Residential Trust Incorporated	541	45,969
Office Properties Income Trust	1,152	28,858
Omega Healthcare Investors Incorporated	5,689	160,259
Orion Office Incorporated †	1,289	21,952
Paramount Group Incorporated	3,909	43,742
Park Hotels & Resorts Incorporated †	5,630	106,069
Pebblebrook Hotel Trust	3,127	70,389
Piedmont Office Realty Trust Incorporated Class A	2,955	50,353
Prologis Incorporated	17,604	2,567,543
PS Business Parks Incorporated	479	76,300
Public Storage Incorporated	3,632	1,289,433
Realty Income Corporation	13,470	890,232
Regency Centers Corporation	3,668	241,685
Retail Opportunity Investment Corporation	2,891	52,501
Rexford Industrial Realty Incorporated	3,606	252,889
RLJ Lodging Trust	3,966	55,484
RPT Realty	2,006	25,978
Ryman Hospitality Properties Incorporated †	1,311	115,512
Seritage Growth Property Class A †	862	8,784
Service Properties Trust	3,930	33,916
Simon Property Group Incorporated	7,824	1,076,269
SITE Centers Corporation	4,274	66,461
SL Green Realty Corporation	1,587	126,198
Spirit Realty Capital Incorporated REIT	2,935	136,096
STAG Industrial Incorporated	4,167	162,346
Store Capital Corporation	5,842	179,466
Summit Hotel Properties Incorporated †	2,534	25,061
Sun Communities Incorporated	2,761	499,741
Sunstone Hotel Investors Incorporated †	5,222	55,249
Tanger Factory Outlet Centers Incorporated	2,475	41,283
Terreno Realty Corporation	1,781	122,515
The Macerich Company	5,072	77,602
The Necessity Retail REIT Incorporated	2,940	20,698
UDR Incorporated	6,919	379,646
Universal Health Realty Income Trust	304	17,361
Urban Edge Properties	2,621	47,755
Ventas Incorporated	9,504	513,216
The accompanying notes are an integral part of these financial statements.

6  |  Allspring U.S. REIT Portfolio

Portfolio of investments—February 28, 2022

	Shares	Value
Equity REITs (continued)
Veris Residential Incorporated †	1,906	$ 32,211
Vornado Realty Trust	3,785	163,815
Washington REIT	2,014	47,047
Welltower Incorporated	10,363	863,134
WP Carey Incorporated	4,435	343,269
Xenia Hotels & Resorts Incorporated †	2,718	50,392
Total Common stocks (Cost $17,534,301)		24,354,208

		Yield
Short-term investments: 0.42%
Investment companies: 0.42%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	102,224	102,224
Total Short-term investments (Cost $102,224)				102,224
Total investments in securities (Cost $17,636,525)	99.80%			24,456,432
Other assets and liabilities, net	0.20			48,151
Total net assets	100.00%			$24,504,583

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$133,673	$8,834,283	$(8,865,732)	$0	$0	$102,224	102,224	$33
The accompanying notes are an integral part of these financial statements.

Allspring U.S. REIT Portfolio  |  7

Statement of assets and liabilities—February 28, 2022

Assets
Investments in unaffiliated securities, at value (cost $17,534,301)	$ 24,354,208
Investments in affiliated securities, at value (cost $102,224)	102,224
Cash	49,245
Receivable for dividends	16,815
Receivable from adviser	12,857
Total assets	24,535,349
Liabilities
Professional fees payable	24,298
Interest holder report expenses payable	5,196
Accrued expenses and other liabilities	1,272
Total liabilities	30,766
Total net assets	$24,504,583
The accompanying notes are an integral part of these financial statements.

8  |  Allspring U.S. REIT Portfolio

Statement of operations—year ended February 28, 2022

Investment income
Dividends	$ 506,656
Income from affiliated securities	33
Total investment income	506,689
Expenses
Advisory fee	25,546
Custody and accounting fees	47,173
Professional fees	48,855
Interest holder report expenses	21,423
Trustees’ fees and expenses	20,121
Other fees and expenses	6,831
Total expenses	169,949
Less: Fee waivers and/or expense reimbursements	(135,206)
Net expenses	34,743
Net investment income	471,946
Realized and unrealized gains (losses) on investments
Net realized gains on investments	3,936,717
Net change in unrealized gains (losses) on investments	1,722,342
Net realized and unrealized gains (losses) on investments	5,659,059
Net increase in net assets resulting from operations	$6,131,005
The accompanying notes are an integral part of these financial statements.

Allspring U.S. REIT Portfolio  |  9

Statement of changes in net assets

	Year ended February 28, 2022	Year ended February 28, 2021
Operations
Net investment income	$ 471,946	$ 468,359
Net realized gains (losses) on investments	3,936,717	(1,599,946)
Net change in unrealized gains (losses) on investments	1,722,342	2,960,497
Net increase in net assets resulting from operations	6,131,005	1,828,910
Capital transactions
Transactions in investors’ beneficial interests
Contributions	5,084,311	11,785,224
Withdrawals	(12,299,436)	(13,636,052)
Net decrease in net assets resulting from capital transactions	(7,215,125)	(1,850,828)
Total decrease in net assets	(1,084,120)	(21,918)
Net assets
Beginning of period	25,588,703	25,610,621
End of period	$ 24,504,583	$ 25,588,703
The accompanying notes are an integral part of these financial statements.

10  |  Allspring U.S. REIT Portfolio

Financial highlights
	Year ended February 28
	2022	2021	2020 [1]	2019	2018 [2]
Total return[3]	25.46%	3.45%	2.65%	19.52%	(8.74)%
Ratios to average net assets (annualized)
Gross expenses	0.67%	0.48%	0.43%	0.26%	0.33%
Net expenses	0.14% *	0.14% *	0.19%	0.23%	0.32%
Net investment income	1.85%	1.93%	2.73%	2.91%	2.53%
Supplemental data
Portfolio turnover rate	41%	71%	26%	20%	51%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Year ended February 28, 2022	0.53%
Year ended February 28, 2021	0.34%

[1]	Year ended February 29
[2]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring U.S. REIT Portfolio  |  11

Notes to financial statements
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring U.S. REIT Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Portfolio changed their names to "Allspring", including Allspring Funds Management, LLC, the adviser to the Portfolio, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC. Consummation of the transaction resulted in a new advisory agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.

12  |  Allspring U.S. REIT Portfolio

Notes to financial statements
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2022, the aggregate cost of all investments for federal income tax purposes was $19,996,843 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 6,924,009
Gross unrealized losses	(2,464,420)
Net unrealized gains	$ 4,459,589
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Real estate	$ 24,354,208	$0	$0	$ 24,354,208
Short-term investments
Investment companies	102,224	0	0	102,224
Total assets	$24,456,432	$0	$0	$24,456,432
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended February 28, 2022, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Allspring U.S. REIT Portfolio  |  13

Notes to financial statements
Average daily net assets	Advisory fee
First $5 billion	0.100%
Next $5 billion	0.080
Over $10 billion	0.060
For the year ended February 28, 2022, the advisory fee was equivalent to an annual rate of 0.10% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended February 28, 2022 were $10,266,882 and $16,567,540, respectively.
6. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended February 28, 2022, there were no borrowings by the Portfolio under the agreement.
7. CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the real estate sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

14  |  Allspring U.S. REIT Portfolio

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring U.S. REIT Portfolio (formerly, Wells Fargo U.S. REIT Portfolio) (the Portfolio), one of the portfolios constituting Allspring Master Trust (formerly, Wells Fargo Master Trust), including the portfolio of investments, as of February 28, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the four-year period then ended and the period from May 23, 2017 (commencement of operations) to February 28, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of February 28, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period from May 23, 2017 to February 28, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2022, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
April 28, 2022

Allspring U.S. REIT Portfolio  |  15

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

16  |  Allspring U.S. REIT Portfolio

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 138 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring U.S. REIT Portfolio  |  17

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

18  |  Allspring U.S. REIT Portfolio

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring U.S. REIT Portfolio  |  19

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Master Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Master Trust has determined that Isaiah Harris is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Harris is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended February 28, 2022	Fiscal year ended February 28, 2021
Audit fees	$447,179	$438,160
Audit-related fees	—	—
Tax fees (1)	78,570	83,100
All other fees	—	—

	$525,749	$521,260

(1) Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Master Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services. If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Allspring Master Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Master Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Master Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: April 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Master Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: April 28, 2022

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer
Date: April 28, 2022